UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 07215
Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 15, 2020

PGIM Total Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.07	2.71	2.90	4.31	—
Class B	–0.32	0.67	2.88	4.14	—
Class C	–0.50	4.41	2.81	3.90	—
Class R	–0.19	5.89	3.32	4.40	—
Class Z	0.06	6.46	3.84	4.91	—
Class R2	–0.21	6.03	N/A	N/A	3.84 (12/27/17)
Class R4	–0.01	6.30	N/A	N/A	4.13 (12/27/17)
Class R6	0.11	6.56	3.95	N/A	4.93 (12/27/10)
Bloomberg Barclays US Aggregate Bond Index
	4.86	10.84	3.80	3.96	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class R2, R4 (12/27/17)	Class R6 (12/27/10)
Bloomberg Barclays US Aggregate Bond Index	5.83	3.85

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00% (0.75% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

PGIM Total Return Bond Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.75	3.03	2.99
Class B	0.71	2.65	1.55
Class C	0.70	2.43	2.41
Class R	0.73	2.89	2.59
Class Z	0.77	3.40	3.36
Class R2	0.74	2.98	2.96
Class R4	0.76	3.24	3.23
Class R6	0.78	3.50	3.48

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	36.8
AA	8.2
A	15.7
BBB	18.9
BB	6.6
B	2.7
CCC	1.0
CC	0.3
Not Rated	7.3
Cash/Cash Equivalents	2.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$999.30	0.76%	$3.78
	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82
Class B	Actual	$1,000.00	$996.80	1.26%	$6.26
	Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32
Class C	Actual	$1,000.00	$995.00	1.47%	$7.29
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
Class R	Actual	$1,000.00	$998.10	1.01%	$5.02
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
Class Z	Actual	$1,000.00	$1,000.60	0.49%	$2.44
	Hypothetical	$1,000.00	$1,022.43	0.49%	$2.46
Class R2	Actual	$1,000.00	$997.90	0.89%	$4.43
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
Class R4	Actual	$1,000.00	$999.90	0.63%	$3.14
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Class R6	Actual	$1,000.00	$1,001.10	0.39%	$1.94
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Total Return Bond Fund	9

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 19.2%

Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-01A, Class A, 144A	2.990%		06/20/22		5,000	$4,724,621
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060		11/15/30		99,600	97,996,878
Hertz Vehicle Financing LP, Series 2016-02A, Class A, 144A	2.950		03/25/22		2,600	2,447,326
Series 2019-02A, Class A, 144A	3.420		05/25/25		13,700	12,459,449
Series 2019-03A, Class A, 144A	2.670		12/26/25		78,700	71,459,112
OneMain Direct Auto Receivables Trust, Series 2017-02A, Class B, 144A	2.550		11/14/23		2,430	2,429,313
Series 2017-02A, Class E, 144A	4.740		11/14/25		7,400	7,370,250
Series 2019-01A, Class A, 144A	3.630		09/14/27		118,980	122,887,862
Series 2019-01A, Class B, 144A	3.950		11/14/28		25,000	24,551,247

						346,326,058

Collateralized Loan Obligations 13.7%
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.319	(c)	07/15/31		141,083	133,377,498
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.227	(c)	01/19/33		63,290	61,210,556
Anchorage Capital CLO LLC (Cayman Islands), Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	2.689	(c)	04/15/32		46,000	44,376,895
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	2.489	(c)	07/15/30		65,561	62,769,308
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.488	(c)	07/22/32		51,250	48,525,622
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.691	(c)	01/20/32		85,500	84,872,105
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500		11/15/31	EUR	14,500	15,606,784
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760	(c)	11/15/31	EUR	65,750	69,507,443
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.499	(c)	07/15/29		35,900	34,661,967

See Notes to Financial Statements.

PGIM Total Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Aurium CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	%(c)	01/16/31	EUR	100,050	$105,744,225
Series 04A, Class A2, 144A	1.620		01/16/31	EUR	10,000	10,814,001
Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.359	(c)	01/15/28		70,000	67,755,261
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.003	(c)	04/23/31		44,500	42,601,844
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780	(c)	04/20/32	EUR	89,950	95,496,191
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	10/15/30		49,000	47,538,712
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	2.559	(c)	10/15/32		41,250	39,643,028
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.005	(c)	08/20/32		100,000	92,427,210
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.485	(c)	01/17/28		2,915	2,608,862
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.041	(c)	07/27/31		52,084	49,921,483
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.475	(c)	07/20/32		86,000	81,490,280
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730	(c)	01/25/32	EUR	25,000	26,427,987
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	(c)	07/20/31		35,000	33,214,125
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399	(c)	01/15/30		37,250	35,503,511
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.155	(c)	04/20/31		31,750	29,876,096

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.358	%(c)	04/22/30		70,225	$67,451,358
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.535	(c)	10/18/26		9,653	9,572,278
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	3.385	(c)	10/20/28		33,000	31,086,455
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.235	(c)	07/20/31		27,500	26,024,149
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	2.495	(c)	10/20/32		66,000	62,274,769
CIFC Funding Ltd. (Cayman Islands), Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.000	(c)	04/24/31		24,250	23,225,481
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.335	(c)	10/17/31		34,450	33,156,079
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.270	(c)	10/24/30		10,000	9,650,939
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.175	(c)	04/20/31		71,000	68,383,707
CVC Cordatus Loan Fund DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720	(c)	01/27/31	EUR	79,000	84,084,456
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	5,300	5,743,538
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.449	(c)	10/15/29		82,000	78,942,630
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.439	(c)	07/15/30		36,000	34,216,384
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.339	(c)	07/15/31		127,600	120,928,970
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.229	(c)	04/15/31		146,700	140,760,102
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.619	(c)	04/15/31		10,000	9,118,158
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.021	(c)	04/26/31		57,750	54,971,168

See Notes to Financial Statements.

PGIM Total Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090	%(c)	09/06/31	EUR	55,750	$59,490,522
Series 01A, Class A3, 144A	1.700		09/06/31	EUR	10,000	10,817,714
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850	(c)	05/27/32	EUR	8,300	8,553,668
Series 02A, Class B2, 144A	2.650		05/27/32	EUR	11,250	11,957,207
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.741	(c)	02/05/31		14,500	13,779,376
HPC Investment Partners CLO, Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	2.295	(c)	10/20/29		13,842	13,016,935
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	2.760	(c)	10/20/29		1,025	956,415
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A	—	(p)	05/06/30		239,900	232,259,041
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.021	(c)	04/25/31		24,640	23,570,733
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	2.310	(c)	10/20/31		148,000	139,978,740
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.415	(c)	07/17/29		27,792	26,537,571
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399	(c)	01/15/31		73,150	70,728,742
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	2.405	(c)	07/18/30		150,000	143,600,985
Madison Park Euro Funding XV DAC (Ireland), Series 15A, Class A2, 144A	—	(p)	11/25/34	EUR	30,250	32,552,772
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	2.018	(c)	01/22/28		54,000	52,609,954
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.569	(c)	10/15/32		79,250	76,295,021
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.101	(c)	04/25/31		43,100	41,063,986

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.229	%(c)	04/21/31		38,863	$37,103,330
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.909	(c)	04/21/31		17,500	15,250,477
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.255	(c)	07/19/28		59,150	57,192,661
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285	(c)	07/20/31		54,250	51,087,339
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.561	(c)	10/12/30		120,550	113,214,436
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	2.128	(c)	04/22/29		134,250	129,461,289
Oaktree CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	2.005	(c)	10/20/27		87,635	85,833,373
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820	(c)	01/15/32	EUR	108,000	115,239,065
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.435	(c)	07/20/32		99,500	93,548,159
OZLM Ltd. (Cayman Islands), Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.145	(c)	07/17/29		122,674	118,147,314
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.010	(c)	10/30/30		28,332	26,580,662
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.185	(c)	04/20/31		94,500	90,665,218
OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	08/24/30	EUR	67,000	71,202,493
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.276	(c)	07/16/31		60,000	57,862,596
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.275	(c)	11/14/32		100,000	97,514,380

See Notes to Financial Statements.

PGIM Total Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.545	%(c)	08/20/27	17,669	$17,345,061
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.924	(c)	11/14/29	90,000	86,859,981
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	2.589	(c)	07/15/32	50,000	46,766,160
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.369	(c)	07/15/31	94,700	89,408,088
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	2.735	(c)	02/20/30	160,200	153,992,586
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.429	(c)	10/15/30	10,000	9,595,125
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.385	(c)	10/17/30	56,250	53,343,028
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.166	(c)	07/25/31	37,000	35,162,706
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.165	(c)	04/20/31	90,000	85,425,138
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.842	(c)	05/07/31	75,000	70,596,593
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	2.389	(c)	07/15/31	59,250	56,642,058
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.685	(c)	04/20/29	33,250	30,396,685
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	07/20/30	50,000	48,443,970
Sound Point CLO Ltd. (Cayman Islands), Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	2.425	(c)	10/20/28	130,750	126,732,706
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.193	(c)	01/23/29	86,750	83,918,706

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	%(c)	10/20/30		99,500	$94,741,104
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	(c)	10/20/30		750	715,869
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.871	(c)	07/29/29		203,500	197,648,948
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	2.475	(c)	10/20/32		28,000	27,087,645
Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.435	(c)	07/17/26		21,010	20,749,805
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	01/17/30		84,619	79,917,884
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335	(c)	07/20/31		45,750	43,822,868
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.821	(c)	04/26/28		131,991	129,496,436
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900	(c)	10/15/31	EUR	60,700	64,344,463
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	3.335	(c)	07/20/32		33,500	31,334,540
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.161	(c)	07/25/29		94,950	90,015,961
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.201	(c)	01/25/31		118,000	112,955,512
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.591	(c)	01/25/31		12,250	10,845,899
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.235	(c)	07/20/31		70,000	64,980,223
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	2.579	(c)	07/15/32		53,000	51,044,910
Venture 36 CLO Ltd. (Cayman Islands), Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)	2.565	(c)	04/20/32		36,425	34,090,063

See Notes to Financial Statements.

PGIM Total Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Venture 36 CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-36A, Class X, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.485	%(c)	04/20/32		1,050	$1,031,986
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	2.479	(c)	01/15/32		38,750	36,294,692
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.099	(c)	07/15/27		63,434	61,668,280
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.409	(c)	07/21/30		19,200	18,300,365
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.235	(c)	07/18/31		38,373	36,118,261
Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.255	(c)	07/20/31		195,000	186,518,338
Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.125	(c)	04/18/31		114,924	110,219,349
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.155	(c)	04/17/30		90,206	87,048,790
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	2.445	(c)	10/17/32		100,000	95,453,460
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	10/15/30	EUR	70,000	74,119,649
Wellfleet CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.475	(c)	07/20/32		50,000	46,800,015
West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724		01/16/27		4,829	4,726,345
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.248	(c)	01/22/31		25,000	23,803,388
Zais CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	2.589	(c)	07/15/29		73,442	69,502,777
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.509	(c)	04/15/30		65,016	60,311,748

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.169	%(c)	04/15/29	60,159	$56,473,876
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335	(c)	07/20/31	144,141	132,683,167

					7,442,728,996

Consumer Loans 1.0%
Lendmark Funding Trust, Series 2018-02A, Class A, 144A	4.230		04/20/27	45,100	42,881,283
Series 2019-01A, Class A, 144A	3.000		12/20/27	73,420	65,974,125
Series 2019-02A, Class A, 144A	2.780		04/20/28	43,500	38,712,681
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960		07/20/32	24,000	20,812,147
OneMain Financial Issuance Trust, Series 2017-01A, Class B, 144A	2.790		09/14/32	12,983	11,991,696
Series 2017-01A, Class C, 144A	3.350		09/14/32	9,900	8,813,209
Series 2018-01A, Class A, 144A	3.300		03/14/29	25,440	24,831,147
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220		10/10/23	69,000	67,100,768
Series 2018-A, Class A, 144A	3.610		03/08/24	9,670	9,030,175
Series 2018-B, Class A, 144A	3.910		07/08/24	25,700	23,884,704
Series 2018-B, Class B, 144A	4.500		07/08/24	1,750	1,249,936
Series 2018-B, Class C, 144A	5.430		07/08/24	1,921	1,164,936
Series 2018-C, Class A, 144A	4.100		10/08/24	44,300	40,983,596
Series 2018-C, Class B, 144A	4.590		10/08/24	4,800	3,429,112
Series 2018-C, Class C, 144A	5.520		10/08/24	2,000	1,212,893
Series 2018-D, Class A, 144A	4.150		12/09/24	31,449	29,567,708
Series 2018-D, Class B, 144A	4.830		12/09/24	4,432	3,145,804
Series 2019-A, Class A, 144A	3.080		08/08/25	53,700	48,124,308
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.337	(c)	02/25/23	24,890	20,832,221
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25	35,300	29,231,888
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680		07/15/30	59,100	57,909,330
Series 2017-AA, Class B, 144A	3.100		07/15/30	8,262	7,511,250

					558,394,917

See Notes to Financial Statements.

PGIM Total Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%		10/13/30	82,800	$93,303,238

Home Equity Loans 0.1%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	1.127	(c)	04/25/33	3,019	2,797,025
Series 2005-AQ01, Class A4	4.649	(cc)	01/25/34	547	549,946
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187	(c)	01/25/35	252	233,557
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.462	(c)	11/25/33	547	510,858
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	1.227	(c)	12/25/33	970	882,438
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	2.962	(c)	01/25/34	62	61,130
Series 2004-W02, Class AF	4.403		04/25/34	265	267,284
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	0.847	(c)	10/25/35	539	536,897
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	2.059	(c)	06/15/33	926	865,879
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	2.059	(c)	08/15/33	1,094	1,022,141
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	1.432	(c)	09/25/34	715	692,753
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	12/25/34	1,456	1,304,690
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.462	(c)	12/25/34	1,861	1,662,510
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.600%)	1.687	(c)	10/25/32	36	35,103
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.462	(c)	09/25/34	206	175,146

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust, (cont’d.)
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	2.062	%(c)	12/25/34	2,536	$2,506,119
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)	1.522	(c)	06/25/35	1,083	1,075,216
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)	0.687	(c)	04/25/37	24	64,258
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	11/25/33	612	584,116
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.462	(c)	03/25/34	3,190	3,085,808
Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150% (Cap 15.000%, Floor 1.150%)	1.964	(c)	08/15/33	334	331,037
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)	3.412	(c)	10/25/31	49	47,809
GSAA Trust, Series 2006-07, Class AF2	5.995	(cc)	03/25/46	825	454,929
Home Equity Asset Trust, Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.987	(c)	03/25/33	1,807	1,762,682
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	1.777	(c)	08/25/33	882	838,090
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	12/25/33	22	21,376
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)	1.417	(c)	01/25/35	379	371,470
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	1.147	(c)	09/25/35	525	519,208
Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.487	(c)	08/25/32	2,187	2,070,246
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	1.207	(c)	07/25/34	316	297,840
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	1.762	(c)	04/25/33	3,236	3,158,524

See Notes to Financial Statements.

PGIM Total Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital, Inc. Trust, Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	1.287	%(c)	03/25/34		483	$396,973
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 0.530%)	1.547	(c)	09/25/34		663	560,375
Series 2005-NC02, Class M3, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)	1.162	(c)	03/25/35		33	32,942
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.837	(c)	03/25/33		2,174	2,104,066
New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	1.207	(c)	10/25/33		1,529	1,396,165
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	1.372	(c)	05/25/34		493	453,213
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	1.727	(c)	02/25/34		454	423,440
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	1.402	(c)	04/25/35		2,758	2,728,761

						36,882,020

Other 0.2%
ALME Loan Funding II DAC (Ireland), Series 2A, Class ARR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	01/15/31	EUR	22,030	23,629,646
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.837	(c)	04/25/23		62,500	52,067,606
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.287	(c)	06/25/24		34,970	28,507,646

						104,204,898

Residential Mortgage-Backed Securities 1.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)	1.177	(c)	04/25/34		666	660,064

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Trust, Series 2002-02, Class 1A5	6.333%		04/25/32	227	$227,877
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.837	(c)	10/25/37	60,841	59,524,718
Countrywide Asset-Backed Certificates, Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	1.147	(c)	06/25/32	834	819,165
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187	(c)	12/25/33	841	787,666
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.907	(c)	08/25/34	12,041	10,937,150
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	1.247	(c)	08/25/34	240	207,521
Series 2004-12, Class AF5	5.676	(cc)	04/25/35	415	413,191
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	11/25/34	1,374	1,337,022
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.987	(c)	01/25/36	5,885	5,813,547
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.657	(c)	06/25/37	44	43,895
Countrywide Asset-Backed Certificates Trust, Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)	1.267	(c)	11/25/34	513	457,452
Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	3.763		07/25/50	36,684	36,680,385
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	68,845	67,727,911
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	1.402	(c)	01/25/34	2,387	2,204,029
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	1.282	(c)	12/25/35	1,904	1,830,221
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.907	(c)	08/25/34	2,726	2,258,916
Series 2004-05, Class 3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.230%)	0.947	(c)	09/25/34	54	53,525
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	1.387	(c)	11/25/34	463	416,537
Encore Credit Receivables Trust, Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.440%)	1.147	(c)	07/25/35	2,327	2,261,649

See Notes to Financial Statements.

PGIM Total Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Encore Credit Receivables Trust, (cont’d.)
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.510%)	1.252	%(c)	10/25/35	7,652	$7,527,400
FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)	1.372	(c)	03/25/35	611	607,852
GSAMP Trust, Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.462	(c)	06/25/34	2,787	2,577,807
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.537	(c)	06/25/35	3,427	3,336,053
Legacy Mortgage Asset Trust, Series 2019-GS01, Class A1, 144A	4.000		01/25/59	5,914	5,613,612
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	31,104	28,942,102
Series 2019-GS04, Class A1, 144A	3.438		05/25/59	53,037	49,675,906
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	17,542	16,764,489
Long Beach Mortgage Loan Trust, Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	1.107	(c)	08/25/33	4,906	4,502,896
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	1.282	(c)	06/25/34	139	126,591
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.280%)	1.047	(c)	10/25/34	14	11,362
LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	2.985	(c)	05/02/22	114,488	114,488,227
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)	1.007	(c)	06/25/35	382	368,832
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	1.207	(c)	06/25/35	486	454,067
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)	2.332	(c)	01/25/35	2,260	2,164,711
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	1.222	(c)	03/25/35	5,655	5,615,282
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	1.612	(c)	06/25/34	732	694,838
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387	(c)	11/25/34	284	273,147

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust, (cont’d.)
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)	1.027	%(c)	05/25/35		1,041	$819,970
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	1.312	(c)	05/25/35		900	856,465
Structured Asset Investment Loan Trust, Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)	1.437	(c)	07/25/33		1,027	981,530
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.650%)	1.387	(c)	08/25/33		183	176,022
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.487	(c)	10/25/33		772	744,761
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	1.687	(c)	08/25/34		2,510	2,279,584
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.487	(c)	09/25/34		1,120	1,040,445
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)	1.427	(c)	09/25/34		928	856,381
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	1.267	(c)	07/25/35		9,680	9,508,254
Series 2005-07, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	1.222	(c)	08/25/35		898	894,709
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	118,633	116,411,578
Towd Point Mortgage Trust, Series 2015-02, Class 1M2, 144A	3.748	(cc)	11/25/60		22,127	22,153,125
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		45,401	45,752,864
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57		55,094	55,665,570
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		8,076	8,220,497
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		3,858	4,001,246
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58		27,112	27,959,741
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58		2,558	2,644,153

						739,374,510

Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290		01/01/21		6	6,098
Series 2003-20I, Class 1	5.130		09/01/23		8	8,381

						14,479

See Notes to Financial Statements.

PGIM Total Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 2.0%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	%(c)	01/25/41		1,257	$1,254,599
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	—	(p)	02/25/43		82,210	72,766,439
Series 2018-C, Class A, 144A	—	(p)	08/25/43		74,155	76,188,164
Series 2018-D, Class A, 144A	—	(p)	11/25/43		85,666	88,489,601
Series 2019-A, Class R, 144A	—	(p)	10/25/48		139,683	9,777,837
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	—	(p)	12/15/45		216,439	222,773,066
Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		213,804	218,164,370
Series 2019-F, Class PT1, 144A	1.870	(cc)	02/15/45		234,847	233,234,923
Series 2019-F, Class PT2, 144A	1.870	(cc)	02/15/45		7,225	7,175,100
SoFi RR Funding Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.737	(c)	11/29/24		185,567	184,888,841

						1,114,712,940

TOTAL ASSET-BACKED SECURITIES (cost $10,945,758,252)						10,435,942,056

BANK LOANS 0.8%

Building Materials 0.1%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 5.000% (Cap N/A, Floor 0.000%)	5.000	(c)	10/30/26	EUR	7,200	7,304,933
Term Loan, 3 Month EURIBOR + 9.000% (Cap N/A, Floor 0.000%)	9.000	(c)	10/30/27	EUR	21,400	21,711,886

						29,016,819

Chemicals 0.1%
Diamond BC BV,
Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250	(c)	09/06/24	EUR	13,024	12,445,126
Nouryon Finance BV (Netherlands), Initial Euro Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250	(c)	10/01/25	EUR	16,400	16,686,946

						29,132,072

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Computers 0.0%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500	%(c)	09/29/25		10,631	$10,285,734

Foods 0.1%
Froneri Finco SARL (United Kingdom), Second Lien Facility Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)^	5.750	(c)	01/31/28	EUR	13,600	13,934,828
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.230	(c)	07/02/25	GBP	43,800	51,166,558

						65,101,386

Healthcare-Products 0.0%
Avantor Funding, Inc., Repriced Euro Term Loan B3, 1 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)	2.500	(c)	11/21/24	EUR	3,195	3,462,258

Internet 0.0%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250	(c)	03/31/28	EUR	3,975	3,528,363

Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500	(c)	09/12/25	EUR	22,575	18,265,483
Kiwi VFS SUB II Sarl (Luxembourg), Facility B-1 Loan, 6 Month GBP LIBOR + 3.750%	4.464	(c)	07/29/24	GBP	10,775	11,128,312
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975	(c)	03/03/24	GBP	1,686	1,717,920

						31,111,715

Oil & Gas 0.0%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000	(c)	05/23/24		26,725	9,220,125

See Notes to Financial Statements.

PGIM Total Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750	%(c)	04/13/26	EUR	31,221	$32,783,851
Nidda Healthcare Holding GmbH (Germany), Term Loan F, 3 Month GBP LIBOR + 4.500%	5.256	(c)	08/21/26	GBP	17,000	20,126,810

						52,910,661

Retail 0.3%
BBD Bidco Ltd. (United Kingdom), Facility B-1 Loan, 6 Month GBP LIBOR + 4.750%	5.451	(c)	11/13/26	GBP	26,650	29,425,920
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 6 Month GBP LIBOR + 4.750%	5.440	(c)	03/15/26	GBP	7,900	8,967,483
Initial Facility Loan, 6 Month GBP LIBOR + 8.750%	9.440	(c)	03/15/27	GBP	10,100	11,448,855
EG America LLC (United Kingdom), Second Lien Facility, 1 - 6 Month LIBOR + 8.000%	9.072	(c)	04/20/26		9,736	7,253,674
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750% (Cap N/A, Floor 100.000%)	8.750	(c)	04/20/26	EUR	11,744	8,815,652
Term B, 3 - 6 Month GBP LIBOR + 4.750%	5.410	(c)	02/07/25	GBP	13,157	13,940,027
Term B1, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000	(c)	02/07/25	EUR	29,230	27,043,736
Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 1 - 3 Month GBP LIBOR + 8.500%^	8.982	(c)	03/03/28	GBP	81,850	76,286,655

						183,182,002

Telecommunications 0.0%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.450	(c)	10/10/24		32,484	25,266,152

TOTAL BANK LOANS (cost $544,057,342)						442,217,287

CERTIFICATE OF DEPOSIT 0.1%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR +0.350% (cost $49,939,387)	1.661	(c)	07/12/21		50,000	49,588,727

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.6%
FHLMC Multifamily Structured Pass-Through Certificates, Series K0718, Class X1, IO	0.725	%(cc)	01/25/22	264,373	$2,040,454
Series K0008, Class X1, IO	1.554	(cc)	06/25/20	58,023	2,019
Series K0009, Class X1, IO	1.375	(cc)	08/25/20	2,220	3,732
Series K0014, Class X1, IO	1.324	(cc)	04/25/21	11,155	89,236
Series K0015, Class X1, IO	1.739	(cc)	07/25/21	1,255	16,814
Series K0019, Class X1, IO	1.730	(cc)	03/25/22	113,784	2,856,197
Series K0020, Class X1, IO	1.502	(cc)	05/25/22	42,977	998,684
Series K0021, Class X1, IO	1.551	(cc)	06/25/22	202,084	4,937,510
Series K0024, Class X1, IO	0.936	(cc)	09/25/22	105,170	1,762,447
Series K0025, Class X1, IO	0.938	(cc)	10/25/22	27,283	463,673
Series K0026, Class X1, IO	1.095	(cc)	11/25/22	166,061	3,326,892
Series K0027, Class X1, IO	0.873	(cc)	01/25/23	246,427	4,077,057
Series K0038, Class X1, IO	1.282	(cc)	03/25/24	146,424	5,285,622
Series K0043, Class X1, IO	0.662	(cc)	12/25/24	74,666	1,604,923
Series K0044, Class X1, IO	0.863	(cc)	01/25/25	432,691	11,977,011
Series K0052, Class X1, IO	0.793	(cc)	11/25/25	300,919	9,093,438
Series K0053, Class X1, IO	1.025	(cc)	12/25/25	137,032	5,811,884
Series K0055, Class X1, IO	1.498	(cc)	03/25/26	276,071	18,776,088
Series K0058, Class XAM, IO	0.943	(cc)	08/25/26	59,334	2,799,574
Series K0069, Class X1, IO	0.492	(cc)	09/25/27	554,011	13,346,783
Series K0087, Class X1, IO	0.510	(cc)	12/25/28	423,753	12,075,323
Series K0088, Class X1, IO	0.653	(cc)	01/25/29	537,473	21,090,058
Series K0090, Class X1, IO	0.852	(cc)	02/25/29	461,122	24,789,863
Series K0091, Class X1, IO	0.704	(cc)	03/25/29	562,413	24,719,328
Series K0092, Class XAM, IO	1.122	(cc)	04/25/29	53,046	4,170,227
Series K0093, Class X1, IO	1.092	(cc)	05/25/29	410,092	29,057,022
Series K0095, Class X1, IO	1.082	(cc)	06/25/29	409,321	28,946,030
Series K0096, Class X1, IO	1.257	(cc)	07/25/29	239,180	20,283,832
Series K0096, Class XAM, IO	1.522	(cc)	07/25/29	56,489	6,321,063
Series K0097, Class X1, IO	1.218	(cc)	07/25/29	530,142	43,998,865
Series K0100, Class X1, IO	0.770	(cc)	09/25/29	515,421	26,113,747
Series K0101, Class X1, IO	0.837	(cc)	10/25/29	471,286	30,299,678
Series K0102, Class X1, IO	0.947	(cc)	10/25/29	299,257	19,000,208
Series K0735, Class X1, IO	1.102	(cc)	05/25/26	276,900	13,413,685
Series K1513, Class X1, IO	0.999	(cc)	08/25/34	339,030	27,828,986
Series KAIV, Class X1, IO	1.231	(cc)	06/25/21	1,826	13,417
Series Q001, Class XA, IO	2.213	(cc)	02/25/32	28,461	3,098,169
Series Q002, Class XA, IO	1.107	(cc)	07/25/33	35,624	2,279,355
20 Times Square Trust, Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35	39,245	32,418,882
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35	40,252	31,867,482
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.344	(cc)	05/15/49	7,683	7,469,995

See Notes to Financial Statements.

PGIM Total Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49	5,200	$5,382,918
BANK,
Series 2017-BNK05, Class A4	3.131		06/15/60	92,900	98,095,256
Series 2017-BNK06, Class A4	3.254		07/15/60	55,530	58,853,060
Series 2017-BNK08, Class A3	3.229		11/15/50	53,695	57,262,598
Series 2018-BNK11, Class A2	3.784		03/15/61	60,775	67,096,809
Series 2019-BN20, Class A2	2.758		09/15/62	60,000	62,551,128
Series 2019-BN21, Class A2	2.300		10/17/52	9,516	9,606,528
Series 2019-BN21, Class A3	2.458		10/17/52	9,000	9,140,528
Series 2019-BN21, Class XB, IO	0.483	(cc)	10/17/52	206,158	5,899,891
Series 2019-BN22, Class A3	2.726		11/15/62	41,000	42,673,649
Series 2019-BN24, Class A2	2.707		11/15/62	70,000	72,788,583
Barclays Commercial Mortgage Trust, Series 2019-C03, Class A3	3.319		05/15/52	50,000	53,647,120
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	31,000	32,956,143
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937		08/14/36	17,450	16,498,647
Series 2016-ETC, Class B, 144A	3.189		08/14/36	6,970	6,153,186
Series 2016-ETC, Class C, 144A	3.391		08/14/36	5,770	4,624,684
Series 2016-ETC, Class D, 144A	3.729	(cc)	08/14/36	21,720	15,925,102
Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36	13,900	8,376,340
Series 2018-CHRS, Class D, 144A	4.409	(cc)	08/05/38	19,295	15,997,259
BBCMS Trust, Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	2.542	(c)	12/15/31	25,194	22,060,066
Benchmark, Series 2018-B04, Class A4	3.858		07/15/51	40,000	44,674,768
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615		02/15/51	8,000	8,781,995
Series 2019-B10, Class A3	3.455		03/15/62	40,000	43,851,208
Series 2019-B11, Class A4	3.281		05/15/52	61,825	66,916,091
Series 2019-B12, Class A4	2.859		08/15/52	81,000	85,336,116
Series 2019-B13, Class A3	2.701		08/15/57	68,700	71,965,036
Series 2019-B14, Class A3	3.090		12/15/62	48,180	50,972,262
Series 2019-B14, Class A4	2.795		12/15/62	77,600	81,199,678
Series 2020-B17, Class A4	2.042		03/15/53	95,550	94,245,991
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	(c)	10/15/36	52,041	48,701,369
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.114	(c)	10/15/36	81,582	75,097,575

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	%(c)	12/15/36	85,800	$80,276,762
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624		11/15/52	13,675	13,924,856
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	(cc)	11/15/50	37,610	39,832,360
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459		08/10/49	13,000	13,140,095
Series 2017-CD04, Class A3	3.248		05/10/50	60,000	64,061,358
Series 2017-CD05, Class A3	3.171		08/15/50	79,475	84,591,473
Series 2017-CD06, Class A4	3.190		11/13/50	121,000	127,842,005
Series 2018-CD07, Class A3	4.013		08/15/51	27,250	30,448,098
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075		01/15/39	14,250	14,104,220
Series 2019-FAX, Class B, 144A	4.362		01/15/39	21,052	21,623,985
CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	2.668	(c)	11/15/31	1,901	1,899,148
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197		08/15/50	105,000	111,364,900
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372		10/10/47	10,000	10,347,571
Series 2015-P01, Class XB, IO	0.053	(cc)	09/15/48	58,898	137,468
Series 2016-GC37, Class A4	3.314		04/10/49	7,150	7,418,615
Series 2016-P06, Class A4	3.458		12/10/49	40,000	42,453,100
Series 2017-C04, Class A3	3.209		10/12/50	90,000	94,957,668
Series 2017-P07, Class A3	3.442		04/14/50	32,600	35,165,542
Series 2017-P08, Class A3	3.203		09/15/50	43,825	46,506,424
Series 2018-C06, Class A4	4.412		11/10/51	12,000	13,998,979
Series 2019-GC41, Class A4	2.620		08/10/56	120,000	124,701,084
Series 2019-SMRT, Class D, 144A	4.903	(cc)	01/10/36	11,000	9,769,943
Series 2020-GC46, Class A4	2.477		02/15/53	100,000	102,241,590
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	(cc)	11/10/31	40,376	38,200,953
Series 2016-CLNE, Class C, 144A	2.871	(cc)	11/10/31	15,000	13,703,325
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.492	(cc)	01/10/46	28,803	788,326
Series 2014-UBS03, Class A3	3.546		06/10/47	11,935	12,443,929
Series 2014-UBS04, Class A4	3.420		08/10/47	10,300	10,697,409
Series 2014-UBS05, Class A4	3.838		09/10/47	23,200	24,529,880
Series 2014-UBS06, Class A4	3.378		12/10/47	14,500	15,407,630
Series 2015-CR26, Class A4	3.630		10/10/48	8,380	8,939,145
Series 2015-LC21, Class A4	3.708		07/10/48	2,490	2,671,799

See Notes to Financial Statements.

PGIM Total Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2015-PC01, Class A5	3.902%		07/10/50	22,200	$23,455,044
Series 2016-COR01, Class A3	2.826		10/10/49	43,000	43,517,213
Series 2016-CR028, Class A4	3.762		02/10/49	24,141	25,593,210
Series 2016-DC002, Class A5	3.765		02/10/49	8,925	9,349,686
Series 2017-COR02, Class A2	3.239		09/10/50	116,925	123,232,882
Series 2018-COR03, Class A2	3.961		05/10/51	75,000	83,401,080
Series 2019-GC44, Class A4	2.698		08/15/57	34,500	35,939,692
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.964	(c)	05/15/36	113,675	104,977,305
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class A2, 144A	3.953		09/15/37	67,190	67,091,607
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	13,245	14,301,424
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	(cc)	08/15/48	86,961	920,674
Series 2016-C07, Class A4	3.210		11/15/49	6,500	6,775,147
Series 2018-CX11, Class A3	4.095		04/15/51	24,784	26,383,279
Series 2018-CX11, Class A4	3.766		04/15/51	25,600	27,279,547
Series 2019-C16, Class A2	3.067		06/15/52	38,000	40,191,506
Series 2019-C17, Class A4	2.763		09/15/52	37,150	38,199,592
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632		08/10/49	57,450	59,136,106
Series 2017-C06, Class A4	3.071		06/10/50	61,475	64,907,266
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	23,405	20,862,543
Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36	22,177	18,433,247
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	30,650	29,265,524
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829	(cc)	01/25/25	3,275	3,495,922
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100		01/25/46	1,229,983	2,616,050
Series 2013-K32, Class X2A, IO, 144A	0.100		10/25/46	1,111,428	2,896,271
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A4	3.890		07/10/51	55,725	60,450,346
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.208	(cc)	11/10/46	24,337	732,449
Series 2014-GC22, Class XB, IO	0.456	(cc)	06/10/47	37,110	505,783
Series 2014-GC24, Class A5	3.931		09/10/47	1,000	1,060,675
Series 2015-GC32, Class XB, IO	0.010	(cc)	07/10/48	60,188	25,303
Series 2015-GS01, Class A2	3.470		11/10/48	25,950	27,742,527
Series 2017-GS05, Class A3	3.409		03/10/50	46,400	48,556,092

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2017-GS06, Class A2	3.164%		05/10/50	70,600	$71,753,173
Series 2017-GS07, Class A3	3.167		08/10/50	114,260	121,745,298
Series 2017-GS08, Class A3	3.205		11/10/50	100,000	106,152,080
Series 2019-GC39, Class A3	3.307		05/10/52	73,000	78,692,956
Series 2019-GC40, Class A3	2.904		07/10/52	50,000	52,466,780
Series 2019-GSA01, Class A2	2.613		11/10/52	16,000	16,402,301
Series 2019-GSA01, Class A3	2.794		11/10/52	42,000	43,525,327
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.315	(cc)	03/05/23	525,000	3,297,945
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	7,630	7,578,461
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996		07/10/35	15,550	14,383,663
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.780	(cc)	09/15/47	53,737	1,191,052
Series 2014-C24, Class A3	3.098		11/15/47	8,040	8,077,338
Series 2014-C25, Class A4A1	3.408		11/15/47	4,940	5,177,219
Series 2014-C26, Class A3	3.231		01/15/48	11,083	11,571,289
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195		09/15/50	70,600	75,109,872
Series 2019-COR04, Class A3	3.763		03/10/52	31,250	34,251,569
Series 2019-COR04, Class A4	3.758		03/10/52	31,675	35,095,225
Series 2019-COR05, Class A3	3.123		06/13/52	38,600	40,850,959
Series 2019-COR05, Class XB, IO	1.120	(cc)	06/13/52	65,497	4,628,346
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882		12/15/49	53,000	55,500,174
Series 2017-C05, Class A4	3.414		03/15/50	36,250	38,854,131
Series 2017-C07, Class A4	3.147		10/15/50	90,000	95,480,505
Series 2019-COR06, Class A3	2.795		11/13/52	81,750	84,718,228
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A1	3.472		07/15/47	2,884	2,920,658
Series 2016-JP02, Class A3	2.559		08/15/49	40,000	40,857,688
Series 2016-JP03, Class A4	2.627		08/15/49	32,250	33,087,004
KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	3.440	(c)	03/15/37	37,260	31,940,766
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390		03/10/50	8,500	8,557,579
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.581	(cc)	08/15/45	40,024	971,063
Series 2013-C07, Class A3	2.655		02/15/46	5,317	5,339,988
Series 2013-C08, Class A3	2.863		12/15/48	3,061	3,089,286

See Notes to Financial Statements.

PGIM Total Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2013-C09, Class A3	2.834%		05/15/46	702	$714,197
Series 2015-C24, Class A3	3.479		05/15/48	8,425	8,769,046
Series 2015-C24, Class A4	3.732		05/15/48	20,554	21,648,805
Series 2015-C24, Class XA, IO	0.895	(cc)	05/15/48	159,162	4,475,793
Series 2015-C25, Class A5	3.635		10/15/48	32,300	33,961,612
Series 2016-C31, Class A4	2.840		11/15/49	42,000	43,533,886
Series 2016-C31, Class A5	3.102		11/15/49	11,509	12,107,916
Series 2017-C34, Class A3	3.276		11/15/52	20,000	21,336,840
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540		12/15/48	15,000	15,946,145
Series 2015-UBS08, Class A4	3.809		12/15/48	3,900	4,203,655
Series 2017-H01, Class A4	3.259		06/15/50	56,175	59,526,333
Series 2018-H03, Class A4	3.914		07/15/51	36,000	39,686,760
Series 2018-H04, Class A3	4.043		12/15/51	33,525	37,479,666
Series 2018-H04, Class A4	4.310		12/15/51	14,120	16,091,659
Series 2019-H06, Class A3	3.158		06/15/52	47,750	50,730,087
Series 2019-H07, Class A3	3.005		07/15/52	72,600	76,277,996
Series 2019-L02, Class A3	3.806		03/15/52	41,900	46,637,113
Series 2019-L03, Class A3	2.874		11/15/52	40,500	42,234,392
Series 2019-MEAD, Class E, 144A	3.177		11/10/36	25,000	18,627,643
Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	4.077	(cc)	05/10/39	21,000	20,754,411
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021		09/15/39	35,000	36,887,613
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126		07/05/36	21,955	20,914,344
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225		08/15/50	98,815	102,161,844
Series 2017-C03, Class A3	3.167		08/15/50	78,800	81,883,925
Series 2017-C05, Class A4	3.212		11/15/50	32,275	34,181,914
Series 2017-C06, Class A4	3.320		12/15/50	50,000	53,175,260
Series 2018-C10, Class A3	4.048		05/15/51	69,500	77,184,045
Series 2018-C11, Class A4	3.977		06/15/51	40,000	44,375,416
Series 2018-C15, Class A3	4.075		12/15/51	48,100	53,758,758
Series 2019-C16, Class A3	3.344		04/15/52	31,500	33,864,009
Series 2019-C16, Class XB, IO	1.027	(cc)	04/15/52	96,253	6,300,134
Series 2019-C17, Class A3	2.669		10/15/52	80,675	80,776,707
Series 2019-C17, Class ASB	2.866		10/15/52	21,050	21,770,032
Series 2019-C18, Class A3	2.782		12/15/52	37,850	38,409,635
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920		03/10/46	2,751	2,791,014
Series 2013-C05, Class XA, IO, 144A	1.084	(cc)	03/10/46	11,976	246,606
Series 2013-C05, Class XB, IO, 144A	0.587	(cc)	03/10/46	96,528	1,211,378

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	$6,117,488
Series 2015-LC20, Class A4	2.925		04/15/50	7,160	7,275,391
Series 2015-NXS02, Class A4	3.498		07/15/58	13,700	14,281,039
Series 2016-C34, Class XB, IO	1.106	(cc)	06/15/49	36,018	1,817,130
Series 2016-C35, Class A3	2.674		07/15/48	60,000	60,721,122
Series 2016-C35, Class XB, IO	1.094	(cc)	07/15/48	55,952	2,818,694
Series 2016-C36, Class A3	2.807		11/15/59	53,000	54,186,114
Series 2016-NXS06, Class A3	2.642		11/15/49	37,500	37,583,726
Series 2017-C38, Class A4	3.190		07/15/50	80,000	84,479,160
Series 2017-C39, Class A4	3.157		09/15/50	115,000	120,501,255
Series 2017-C40, Class A3	3.317		10/15/50	45,680	48,515,074
Series 2018-C43, Class A4	4.012	(cc)	03/15/51	1,000	1,108,977
Series 2018-C44, Class A4	3.948		05/15/51	70,885	78,182,916
Series 2018-C45, Class A3	3.920		06/15/51	49,000	53,806,704
Series 2018-C47, Class A3	4.175		09/15/61	59,016	65,513,024
Series 2018-C48, Class A5	4.302		01/15/52	10,000	11,564,858
Series 2019-C50, Class A4	3.466		05/15/52	35,300	38,058,448
Series 2019-C52, Class A4	2.643		08/15/52	86,325	88,045,699
Series 2019-C53, Class A3	2.787		10/15/52	35,000	36,451,282
Series 2019-C54, Class A3	2.892		12/15/52	44,250	46,222,687
Series 2020-C55, Class A4	2.474		02/15/53	73,525	74,516,418

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,230,604,225)					7,395,013,187

CORPORATE BONDS 36.4%

Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750		08/15/26	3,400	1,646,188

Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	3.400		04/15/30	17,620	19,055,664
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200		03/01/29	15,385	13,524,669
Sr. Unsec’d. Notes	3.600		05/01/34	42,375	36,478,021
Sr. Unsec’d. Notes(a)	3.750		02/01/50	1,850	1,471,884
Sr. Unsec’d. Notes	3.900		05/01/49	10,220	8,324,915
Sr. Unsec’d. Notes(a)	3.950		08/01/59	14,670	11,444,898
Sr. Unsec’d. Notes	5.805		05/01/50	79,520	79,520,000
Sr. Unsec’d. Notes	5.930		05/01/60	73,280	73,280,000
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	54,050	35,985,635

See Notes to Financial Statements.

PGIM Total Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	47,430	$30,778,083
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	52,106	34,323,326
General Dynamics Corp., Gtd. Notes	4.250	04/01/40	33,900	41,601,329
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,905,270
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	5,164	5,535,531
Raytheon Technologies Corp., Sr. Unsec’d. Notes(a)	4.125	11/16/28	21,550	25,000,038
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24	25,000	26,521,274
Sr. Unsec’d. Notes	3.500	03/15/27	21,445	22,972,475
Spirit AeroSystems, Inc., Gtd. Notes(a)	3.850	06/15/26	6,000	5,463,096

				474,186,108

Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	8,241	8,472,557
Gtd. Notes(a)	3.490	02/14/22	17,114	17,666,911
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.789	09/06/24	37,430	38,253,362
Gtd. Notes(a)	3.557	08/15/27	25,000	25,635,519
Gtd. Notes(a)	4.390	08/15/37	3,115	3,164,251
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.100	05/01/30	30,855	30,505,519
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255	7,546,116
Gtd. Notes	4.450	06/12/25	21,668	23,520,894
Vector Group Ltd., Sr. Sec’d. Notes, 144A(a)	6.125	02/01/25	11,650	11,300,677

				166,065,806

Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	4,386	3,786,148

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950%	07/15/24	4,893		$4,334,465
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	2,175		1,779,983
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	9,190		7,475,133
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	10,152		9,737,756
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—	(r)	506
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	304		291,990
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	183		179,072
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,934		1,744,331
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	658		579,533
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	1,124		1,076,337
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	596		595,370
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates(a)	2.000	12/10/29	30,660		28,327,494
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.625	03/15/22	107,488		95,999,416
Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25	31,900		31,772,029
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	9,238		8,426,088

See Notes to Financial Statements.

PGIM Total Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30	14,345	$12,190,674
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500		09/01/31	11,495	10,100,389
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700		11/01/33	9,940	8,411,579
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625		12/03/26	1,466	1,261,277

					228,069,570

Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375		05/15/25	3,995	3,995,000
Michael Kors USA, Inc., Gtd. Notes, 144A(a)	4.000		11/01/24	10,000	7,811,444
VF Corp.,
Sr. Unsec’d. Notes	2.400		04/23/25	17,955	18,227,171
Sr. Unsec’d. Notes	2.800		04/23/27	23,470	23,992,777
Sr. Unsec’d. Notes(a)	2.950		04/23/30	36,425	37,466,630

					91,493,022

Auto Manufacturers 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	1.721	(c)	04/12/21	11,995	11,810,296
Gtd. Notes, 144A	3.100		04/12/21	16,005	16,093,241
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350		05/04/21	10,540	10,562,159
Ford Motor Co., Sr. Unsec’d. Notes	6.375		02/01/29	2,595	2,161,888
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087		01/09/23	26,375	23,764,208
Sr. Unsec’d. Notes(a)	3.096		05/04/23	12,090	10,704,674
Sr. Unsec’d. Notes	3.219		01/09/22	12,975	12,131,625
Sr. Unsec’d. Notes	3.336		03/18/21	21,363	20,603,317
Sr. Unsec’d. Notes	3.350		11/01/22	30,975	28,272,121
Sr. Unsec’d. Notes	3.810		01/09/24	5,000	4,438,442
Sr. Unsec’d. Notes	3.813		10/12/21	2,000	1,902,191
Sr. Unsec’d. Notes	4.271		01/09/27	32,500	27,735,207

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.375%		08/06/23		13,975	$12,815,617
Sr. Unsec’d. Notes	5.085		01/07/21		5,500	5,376,195
Sr. Unsec’d. Notes	5.596		01/07/22		20,000	19,444,430
Sr. Unsec’d. Notes, GMTN(a)	4.389		01/08/26		225	196,019
General Motors Co.,
Sr. Unsec’d. Notes	4.000		04/01/25		5,560	5,357,142
Sr. Unsec’d. Notes	6.250		10/02/43		2,785	2,425,232
Sr. Unsec’d. Notes	6.600		04/01/36		4,470	4,171,865
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.170	(c)	04/09/21		11,990	11,680,304
Gtd. Notes	3.450		04/10/22		27,425	26,411,928
Gtd. Notes	3.550		04/09/21		9,070	8,931,176
Gtd. Notes(a)	3.700		05/09/23		21,265	20,387,423
Gtd. Notes	3.850		01/05/28		20,453	17,645,957
Gtd. Notes	4.000		10/06/26		7,785	7,043,642
Gtd. Notes(a)	4.350		01/17/27		23,775	21,634,365
Gtd. Notes	5.250		03/01/26		2,450	2,366,990
Sr. Unsec’d. Notes(a)	2.900		02/26/25		47,045	42,663,386
Navistar International Corp., Gtd. Notes, 144A	6.625		11/01/25		8,834	7,569,272
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN(h)	2.600	(cc)	10/24/25		113,386	117,410,197

						503,710,509

Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500		08/15/24	EUR	9,692	8,390,573
Gtd. Notes, 144A	4.875		08/15/26		3,825	2,849,883
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000		05/15/26		9,800	9,751,044
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250		03/15/26		6,325	4,706,687
Gtd. Notes(a)	6.500		04/01/27		36,270	27,334,393
Gtd. Notes	6.625		10/15/22		5,000	4,194,559
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625		11/15/26		725	486,269
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750		04/15/25		5,513	4,985,382
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625		06/15/24		4,285	4,504,968

See Notes to Financial Statements.

PGIM Total Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Magna International, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	4.150%		10/01/25		3,900	$4,171,133
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22		681	690,603

						72,065,494

Banks 10.4%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A(a)	4.250		04/01/23		2,532	2,633,644
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes	5.875		04/25/21		3,301	3,200,494
Sr. Unsec’d. Notes, 144A	5.875		04/25/21		12,023	11,656,935
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.431	(c)	04/12/23		3,400	3,271,945
Sr. Unsec’d. Notes	3.125		02/23/23		7,600	7,731,410
Sr. Unsec’d. Notes	3.500		04/11/22		6,600	6,735,478
Sr. Unsec’d. Notes	3.848		04/12/23		5,200	5,389,721
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	(ff)	—	(rr)	49,750	53,880,720
Jr. Sub. Notes, Series FF	5.875	(ff)	—	(rr)	31,720	32,364,919
Jr. Sub. Notes, Series JJ	5.125	(ff)	—	(rr)	4,865	4,783,496
Jr. Sub. Notes, Series MM	4.300	(ff)	—	(rr)	5,000	4,495,630
Sr. Unsec’d. Notes(a)	2.592	(ff)	04/29/31		11,710	12,006,427
Sr. Unsec’d. Notes	2.738	(ff)	01/23/22		23,770	23,945,091
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		3,493	3,611,755
Sr. Unsec’d. Notes	3.366	(ff)	01/23/26		36,535	38,875,891
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28		77,865	84,199,124
Sr. Unsec’d. Notes, MTN(a)	2.496	(ff)	02/13/31		220,330	222,596,733
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30		30,315	32,349,456
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		41,818	45,714,355
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30		29,890	33,536,050
Sr. Unsec’d. Notes, MTN(a)	4.083	(ff)	03/20/51		50,000	59,946,108
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		16,890	18,339,057
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29		1,030	1,170,599
Sr. Unsec’d. Notes, MTN(a)	4.330	(ff)	03/15/50		104,325	128,836,469
Sub. Notes, MTN(a)	4.000		01/22/25		44,250	47,758,259
Sub. Notes, MTN	4.450		03/03/26		45,890	50,634,297
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200		08/16/23		19,930	20,493,746
Sr. Unsec’d. Notes, MTN	2.950		01/29/23		4,360	4,594,007
Sr. Unsec’d. Notes, Series G, MTN	3.000		02/24/25		9,393	10,110,028

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950%		03/28/24		1,000	$980,457
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.932	(ff)	05/07/25		71,450	74,635,899
Sr. Unsec’d. Notes(a)	4.610	(ff)	02/15/23		64,345	66,926,693
Sr. Unsec’d. Notes(a)	4.950		01/10/47		4,800	5,731,719
Sr. Unsec’d. Notes, MTN(a)	4.972	(ff)	05/16/29		18,800	21,182,653
Sub. Notes	4.836		05/09/28		12,120	12,811,494
Sub. Notes(a)	5.088	(ff)	06/20/30		19,770	21,385,803
Sub. Notes	5.200		05/12/26		15,595	16,887,816
BBVA Bancomer SA (Mexico), Sub. Notes(a)	6.500		03/10/21		577	588,384
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500		03/29/21		1,500	1,486,800
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250		03/03/23		4,525	4,776,674
Sr. Unsec’d. Notes, 144A	3.375		01/09/25		59,970	62,330,519
Sr. Unsec’d. Notes, 144A	4.400		08/14/28		20,035	22,251,298
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22		1,435	1,459,311
Sr. Unsec’d. Notes, 144A, MTN(a)	3.052	(ff)	01/13/31		43,050	43,155,628
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23		17,005	17,561,025
Sub. Notes, 144A, MTN	4.375		05/12/26		8,755	9,354,100
BPCE SA (France),
Gtd. Notes, 144A, MTN(a)	3.000		05/22/22		4,005	4,071,025
Sr. Unsec’d. Notes, 144A, MTN	3.250		01/11/28		20,350	21,595,950
Sr. Unsec’d. Notes, 144A, MTN(a)	3.500		10/23/27		4,330	4,524,167
Sub. Notes, 144A, MTN	4.500		03/15/25		3,000	3,157,963
Sub. Notes, 144A, MTN	4.625		07/11/24		3,460	3,636,467
Sub. Notes, 144A, MTN	4.875		04/01/26		1,015	1,091,453
Capital One NA, Sr. Unsec’d. Notes(a)	2.950		07/23/21		8,385	8,460,525
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800		01/17/23		1,800	2,004,248
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	51,035	47,355,833
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	6,590	6,346,900
Jr. Sub. Notes, Series T	6.250	(ff)	—	(rr)	9,660	10,263,979
Jr. Sub. Notes, Series U	5.000	(ff)	—	(rr)	40,750	36,796,436
Jr. Sub. Notes, Series V	4.700	(ff)	—	(rr)	30,535	26,663,399
Sr. Unsec’d. Notes(a)	2.666	(ff)	01/29/31		181,555	182,482,742
Sr. Unsec’d. Notes	2.750		04/25/22		3,065	3,135,313
Sr. Unsec’d. Notes	2.876	(ff)	07/24/23		7,800	7,990,316

See Notes to Financial Statements.

PGIM Total Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.200%		10/21/26		45,317	$47,721,487
Sr. Unsec’d. Notes	3.400		05/01/26		20,000	21,339,453
Sr. Unsec’d. Notes(a)	3.520	(ff)	10/27/28		24,285	25,824,154
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28		12,612	13,457,064
Sr. Unsec’d. Notes	3.700		01/12/26		21,150	22,824,100
Sr. Unsec’d. Notes(a)	3.887	(ff)	01/10/28		1,700	1,830,704
Sr. Unsec’d. Notes	4.044	(ff)	06/01/24		4,520	4,822,885
Sr. Unsec’d. Notes(a)	5.316	(ff)	03/26/41		125,000	161,439,046
Sr. Unsec’d. Notes	8.125		07/15/39		985	1,617,443
Sub. Notes	4.300		11/20/26		1,175	1,280,225
Sub. Notes	4.400		06/10/25		22,755	24,773,292
Sub. Notes(a)	4.750		05/18/46		42,640	51,688,871
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes	4.750		02/08/22		6,000	6,163,578
Sr. Unsec’d. Notes, 144A	4.750		02/08/22		8,176	8,398,902
Credit Agricole SA (France), Jr. Sub. Notes	7.875	(ff)	—	(rr)	1,000	1,062,865
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625		09/09/24		6,450	6,917,408
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869	(ff)	01/12/29		8,734	9,235,994
Sr. Unsec’d. Notes, 144A	4.194	(ff)	04/01/31		30,500	33,195,890
Sr. Unsec’d. Notes, 144A	4.282		01/09/28		3,541	3,819,527
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.750		03/26/25		3,590	3,829,877
Gtd. Notes	3.800		09/15/22		1,930	2,006,685
Gtd. Notes	3.800		06/09/23		23,170	24,260,313
Gtd. Notes	4.550		04/17/26		4,315	4,789,855
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244	(ff)	12/20/25		22,650	22,609,641
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.041	(c)	02/04/21		18,675	18,281,591
Sr. Unsec’d. Notes	3.150		01/22/21		4,950	4,920,628
Sr. Unsec’d. Notes	3.950		02/27/23		9,250	9,222,913
Sr. Unsec’d. Notes	4.250		02/04/21		26,360	26,445,986
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		2,160	2,161,625
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		79,400	80,700,643
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125		09/06/23		13,200	14,196,220
Gov’t. Gtd. Notes, EMTN	2.750		09/16/25		6,500	7,106,525

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Development Bank of Japan, Inc. (Japan), (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.235%		04/28/22			1,000	$1,022,483
Sr. Unsec’d. Notes, GMTN	2.868		09/05/23			10,000	10,615,304
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625		10/16/24			5,250	5,408,308
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23			16,750	18,166,928
Gov’t. Liquid Gtd. Notes, EMTN	1.125		06/15/22		GBP	8,000	10,186,598
Gov’t. Liquid Gtd. Notes, EMTN	2.125		02/12/25		GBP	90,700	120,880,274
Discover Bank,
Sr. Unsec’d. Notes	3.450		07/27/26			6,775	6,732,377
Sr. Unsec’d. Notes(a)	4.200		08/08/23			9,280	9,670,246
Sr. Unsec’d. Notes	4.250		03/13/26			675	699,812
First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000		03/30/22			3,600	3,686,564
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200		06/05/20			11,260	11,280,181
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)		17,210	15,974,574
Jr. Sub. Notes, Series O	5.300	(ff)	—	(rr)		40,010	40,829,742
Sr. Unsec’d. Notes	2.908	(ff)	06/05/23			16,250	16,622,286
Sr. Unsec’d. Notes	3.272	(ff)	09/29/25			24,791	25,881,178
Sr. Unsec’d. Notes(a)	3.500		01/23/25			24,570	25,959,767
Sr. Unsec’d. Notes	3.500		11/16/26			19,290	20,480,003
Sr. Unsec’d. Notes(a)	3.625		02/20/24			5,120	5,425,674
Sr. Unsec’d. Notes	3.750		02/25/26			31,653	34,136,900
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29			17,045	18,408,506
Sr. Unsec’d. Notes(a)	3.850		01/26/27			38,070	41,126,824
Sr. Unsec’d. Notes, EMTN	2.100	(cc)	11/26/22			14,100	13,983,759
Sr. Unsec’d. Notes, EMTN	2.500	(cc)	05/31/24			95,768	99,360,922
Sr. Unsec’d. Notes, MTN	2.905	(ff)	07/24/23			29,890	30,601,540
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20			7,855	7,898,702
Sub. Notes(a)	5.150		05/22/45			12,425	15,067,479
Sub. Notes	6.750		10/01/37			276	377,128
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.850	(ff)	09/28/24			10,000	9,398,111
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.292	(c)	05/18/21			16,615	16,619,778
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	3.239	(c)	03/08/21			230	231,630
Sr. Unsec’d. Notes	3.803	(ff)	03/11/25			1,360	1,447,666
Sr. Unsec’d. Notes	3.900		05/25/26			4,175	4,541,486
Sr. Unsec’d. Notes	4.292	(ff)	09/12/26			1,625	1,784,062
Sr. Unsec’d. Notes(a)	4.583	(ff)	06/19/29			41,115	46,412,756

See Notes to Financial Statements.

PGIM Total Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.875%		01/14/22		450	$475,101
Sub. Notes	4.250		03/14/24		4,200	4,451,592
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250		09/09/22		2,200	2,168,165
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550		04/09/24		2,400	2,524,270
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625	(ff)	—	(rr)	30,100	27,460,292
Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	29,225	27,372,191
Jr. Sub. Notes, Series HH	4.600	(ff)	—	(rr)	43,485	39,120,845
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	4.230	(c)	—	(rr)	2,878	2,649,542
Jr. Sub. Notes, Series II	4.000	(ff)	—	(rr)	89,955	77,996,838
Jr. Sub. Notes, Series S	6.750	(ff)	—	(rr)	29,650	31,720,250
Jr. Sub. Notes, Series Z	5.300	(ff)	—	(rr)	21,720	20,606,258
Sr. Unsec’d. Notes	2.522	(ff)	04/22/31		37,950	38,684,781
Sr. Unsec’d. Notes	2.550		03/01/21		2,567	2,596,031
Sr. Unsec’d. Notes(a)	2.739	(ff)	10/15/30		100,695	104,035,419
Sr. Unsec’d. Notes(a)	3.200		01/25/23		8,265	8,646,051
Sr. Unsec’d. Notes	3.200		06/15/26		17,100	18,217,131
Sr. Unsec’d. Notes(a)	3.250		09/23/22		8,770	9,176,088
Sr. Unsec’d. Notes	3.300		04/01/26		30,910	33,220,344
Sr. Unsec’d. Notes(a)	3.509	(ff)	01/23/29		61,905	66,978,895
Sr. Unsec’d. Notes	3.702	(ff)	05/06/30		91,135	100,656,751
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		7,285	8,567,985
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		52,470	58,576,875
Sr. Unsec’d. Notes	4.250		10/15/20		5,160	5,242,906
Sr. Unsec’d. Notes	4.260	(ff)	02/22/48		19,366	23,684,533
Sr. Unsec’d. Notes	4.350		08/15/21		2,240	2,326,899
Sr. Unsec’d. Notes(a)	4.493	(ff)	03/24/31		175,000	206,944,682
Sr. Unsec’d. Notes	4.500		01/24/22		3,350	3,536,112
Sr. Unsec’d. Notes	4.625		05/10/21		1,915	1,983,768
Sub. Notes	3.375		05/01/23		2,775	2,903,992
Sub. Notes	3.875		09/10/24		18,900	20,269,154
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21		60	62,020
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300		05/07/21		14,600	14,899,628
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.750		01/11/27		16,715	17,778,427
Sr. Unsec’d. Notes	3.900		03/12/24		6,047	6,381,163

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25		22,525	$23,908,378
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250		10/21/20		14,470	14,771,290
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170		09/11/27		10,000	10,466,732
Morgan Stanley,
Jr. Sub. Notes, Series J(a)	5.550	(ff)	—	(rr)	4,810	4,424,097
Sr. Unsec’d. Notes, GMTN(a)	2.699	(ff)	01/22/31		124,550	127,445,835
Sr. Unsec’d. Notes, GMTN	3.700		10/23/24		5,000	5,392,082
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		18,090	19,107,343
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		50,115	55,002,419
Sr. Unsec’d. Notes, GMTN(a)	4.431	(ff)	01/23/30		10,745	12,418,390
Sr. Unsec’d. Notes, GMTN(a)	5.597	(ff)	03/24/51		150,000	216,432,493
Sr. Unsec’d. Notes, MTN	2.625		11/17/21		16,890	17,163,799
Sr. Unsec’d. Notes, MTN	2.750		05/19/22		10,000	10,246,771
Sr. Unsec’d. Notes, MTN	3.125		07/27/26		49,095	52,069,161
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28		44,390	48,032,165
Sr. Unsec’d. Notes, MTN	3.971	(ff)	07/22/38		12,045	13,705,229
Sub. Notes, GMTN	4.350		09/08/26		15,545	17,082,389
Sub. Notes, MTN	3.950		04/23/27		16,340	17,459,424
People’s United Bank NA, Sub. Notes	4.000		07/15/24		500	537,558
PNC Bank NA,
Sr. Unsec’d. Notes	2.625		02/17/22		14,615	14,981,778
Sr. Unsec’d. Notes	2.950		02/23/25		12,890	13,669,798
Sub. Notes	2.950		01/30/23		10,835	11,270,355
Sub. Notes	4.200		11/01/25		1,450	1,630,993
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854		11/09/22		1,600	1,664,780
Sr. Unsec’d. Notes(a)	3.450		04/23/29		19,920	21,871,186
Sub. Notes	3.900		04/29/24		2,715	2,939,835
Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875		02/23/28		7,600	9,697,324
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.875		09/12/23		26,670	27,911,370
Sr. Unsec’d. Notes(a)	4.445	(ff)	05/08/30		61,300	68,333,520
Sr. Unsec’d. Notes(a)	4.519	(ff)	06/25/24		25,400	26,979,087
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875		10/16/20		430	432,260

See Notes to Financial Statements.

PGIM Total Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	2.875%		08/05/21		8,090	$8,184,507
Sr. Unsec’d. Notes(a)	3.373	(ff)	01/05/24		38,105	38,990,550
Sr. Unsec’d. Notes(a)	3.571		01/10/23		15,400	15,692,483
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000		01/18/23		5,125	5,292,080
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442		10/19/21		9,390	9,516,194
Truist Bank,
Sr. Unsec’d. Notes	2.750		05/01/23		3,675	3,822,129
Sr. Unsec’d. Notes	2.850		04/01/21		9,550	9,702,862
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800	(ff)	—	(rr)	41,643	38,945,092
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	2.859	(ff)	08/15/23		30,355	31,150,875
Sr. Unsec’d. Notes, 144A(a)	3.126	(ff)	08/13/30		14,130	14,615,915
Sr. Unsec’d. Notes, 144A	3.491		05/23/23		24,420	25,168,372
Sr. Unsec’d. Notes, 144A	4.125		09/24/25		26,385	28,974,813
Sr. Unsec’d. Notes, 144A	4.125		04/15/26		2,440	2,683,953
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500		03/04/21		6,960	7,035,561
Sr. Unsec’d. Notes	3.068	(ff)	04/30/41		65,040	64,398,921
Sr. Unsec’d. Notes, MTN	2.572	(ff)	02/11/31		92,460	92,218,339
Sr. Unsec’d. Notes, MTN	2.879	(ff)	10/30/30		23,111	23,600,659
Sr. Unsec’d. Notes, MTN(a)	3.000		02/19/25		8,280	8,688,121
Sr. Unsec’d. Notes, MTN	4.478	(ff)	04/04/31		225,000	261,944,541

						5,636,398,558

Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700		02/01/36		25,475	28,267,361
Gtd. Notes	4.900		02/01/46		44,090	50,478,973
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450		01/23/39		39,566	47,567,530
Gtd. Notes(a)	5.550		01/23/49		49,910	62,211,757
Gtd. Notes(a)	8.000		11/15/39		1,880	2,862,744
Gtd. Notes	8.200		01/15/39		450	670,667
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	3.551		05/25/21		28,355	28,928,978

						220,988,010

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology 0.1%
Biogen, Inc., Sr. Unsec’d. Notes	3.150%	05/01/50		48,250	$46,978,691
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44		1,945	2,575,421

					49,554,112

Building Materials 0.1%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26		3,000	2,796,703
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26		1,275	1,084,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,455,397
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,346,855
Sr. Unsec’d. Notes(a)	4.300	07/15/47		22,500	21,768,359
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	4,166,628
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,306,755
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		14,420	13,609,328

					50,534,025

Chemicals 0.9%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22		4,200	4,152,523
Ashland LLC, Gtd. Notes	6.875	05/15/43		10,850	11,562,207
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43		8,565	8,746,761
Gtd. Notes	5.375	03/15/44		20,115	20,823,429
Sr. Sec’d. Notes, 144A	3.400	12/01/21		17,182	17,152,037
Chemours Co. (The),
Gtd. Notes(a)	4.000	05/15/26	EUR	28,870	25,793,732
Gtd. Notes(a)	7.000	05/15/25		8,000	7,522,789
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	14,350	15,383,273
Gtd. Notes	3.500	07/19/22		4,400	4,433,659
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	61,243	50,011,061

See Notes to Financial Statements.

PGIM Total Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	3.625%	05/15/26		6,090	$6,421,207
Sr. Unsec’d. Notes(a)	4.800	05/15/49		12,755	14,560,920
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	6,960,877
Sr. Unsec’d. Notes(a)	5.550	11/30/48		1,639	2,061,888
Sr. Unsec’d. Notes	9.400	05/15/39		330	523,061
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		15,755	15,902,759
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,233,718
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		12,925	14,542,099
LYB International Finance III LLC,
Gtd. Notes(a)	4.200	10/15/49		39,625	40,180,642
Gtd. Notes(a)	4.200	05/01/50		45,290	45,730,658
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		8,860	9,365,406
Sr. Unsec’d. Notes(a)	5.750	04/15/24		4,000	4,426,077
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,464,058
Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	3,775,372
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	3,477,292
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		2,589	2,321,175
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		3,190	2,715,738
Sr. Unsec’d. Notes, 144A	5.250	06/01/27		6,725	5,378,914
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	2,027,128
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,730,349
Sr. Unsec’d. Notes	5.000	04/01/49		9,334	12,080,830
Sr. Unsec’d. Notes	5.250	01/15/45		11,059	13,152,626
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,163,448
Sr. Unsec’d. Notes	7.125	05/23/36		665	864,954
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		13,900	9,810,862
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		41,980	27,904,174
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes(a)	2.950	08/15/29		25,150	26,216,062
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,334,481
Sr. Unsec’d. Notes	3.450	06/01/27		8,035	8,644,311

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Gtd. Notes(a)	6.500%		10/01/26	EUR	22,308	$23,270,170
Sr. Unsec’d. Notes, 144A(a)	8.000		10/01/26		2,500	2,341,911
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500		08/01/24		7,375	6,036,003
Union Carbide Corp., Sr. Unsec’d. Notes	7.500		06/01/25		850	987,219

						505,187,860

Commercial Services 1.0%
California Institute of Technology,
Sr. Unsec’d. Notes	3.650		09/01/2119		39,775	40,819,866
Sr. Unsec’d. Notes	4.700		11/01/2111		1,130	1,428,281
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.293		04/23/21		4,470	4,498,990
Sr. Unsec’d. Notes	2.849		03/03/22		19,000	19,426,314
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	1.591	(c)	09/14/21		1,000	998,240
Cintas Corp. No. 2,
Gtd. Notes(a)	2.900		04/01/22		8,105	8,366,452
Gtd. Notes	3.700		04/01/27		6,325	6,803,523
Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858		01/01/2114		4,000	5,201,259
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850		07/02/37		2,000	2,191,536
Equifax, Inc., Sr. Unsec’d. Notes	3.950		06/15/23		13,305	13,855,055
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700		11/01/23		27,400	27,038,977
Gtd. Notes, 144A	3.300		12/01/26		10,390	10,378,415
Gtd. Notes, 144A	3.800		11/01/25		17,535	17,900,935
Gtd. Notes, 144A	4.200		11/01/46		7,890	7,576,082
Gtd. Notes, 144A	4.500		02/15/45		3,720	3,653,354
Gtd. Notes, 144A	6.700		06/01/34		2,355	2,984,611
Gtd. Notes, 144A	7.000		10/15/37		4,090	5,283,804
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813		01/01/60		8,040	8,700,358
Leland Stanford Junior University (The), Unsec’d. Notes	3.647		05/01/48		7,250	9,120,653

See Notes to Financial Statements.

PGIM Total Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Loxam SAS (France),
Sr. Sub. Notes	4.500%	04/15/27	EUR	11,500	$8,833,240
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	41,800	32,076,257
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		9,025	10,671,238
Unsec’d. Notes	4.678	07/01/2114		3,000	4,243,653
Unsec’d. Notes	5.600	07/01/2111		942	1,572,094
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	9,480,965
Unsec’d. Notes	3.150	07/15/46		9,930	11,247,310
Unsec’d. Notes(a)	3.300	07/15/56		3,840	4,692,180
Unsec’d. Notes	3.619	10/01/37		4,010	4,513,229
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	89,975	102,937,843
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	18,945	22,082,259
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	1,241,484
United Rentals North America, Inc.,
Gtd. Notes(a)	4.000	07/15/30		4,025	3,781,004
Gtd. Notes	4.875	01/15/28		67,105	67,313,146
Gtd. Notes	5.250	01/15/30		25,725	25,788,196
Gtd. Notes(a)	5.500	05/15/27		5,645	5,702,670
University of Chicago (The), Unsec’d. Notes	2.761	04/01/45		6,560	6,698,803
University of Southern California,
Sr. Unsec’d. Notes	3.226	10/01/2120		5,210	5,042,598
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	11,307,952

					535,452,826

Computers 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.750	11/13/47		48,610	58,870,478
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,733,727
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		6,642	6,646,350
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		1,994	1,989,394
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		3,467	2,843,535

					73,083,484

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375%		07/20/22		EUR	6,000	$6,587,540
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100		03/29/26			4,400	4,683,968
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617		08/15/24			1,956	1,982,588
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500		01/15/23			17,000	15,539,536
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150		07/24/24			7,472	8,178,205
Gtd. Notes	5.600		11/25/39			1,200	1,797,778
Gtd. Notes, 144A	3.150		07/24/24			13,090	14,327,182
Gtd. Notes, 144A	5.600		11/25/39			4,045	6,060,012
Charles Schwab Corp, Jr. Sub. Notes	5.375	(ff)	—	(rr)		51,150	52,693,871
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450		02/13/26			8,855	9,520,659
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN	2.500	(cc)	06/12/24			42,866	44,504,914
Credit Suisse International (United Kingdom),
Sub. Notes, Series B^	2.122	(s)	12/15/20			6,234	6,179,525
Sub. Notes, Series E^	2.109	(s)	12/15/20			2,772	2,747,382
Sub. Notes, Series F^	2.612	(s)	12/15/21			20,083	19,687,041
Discover Financial Services, Sr. Unsec’d. Notes	3.750		03/04/25			14,835	15,050,323
Eole Finance SPC (France), Gtd. Notes	2.341		02/24/24			20,268	20,792,501
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418		11/15/35			21,987	22,905,855
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43			1,425	1,501,148
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875		05/02/18	(d)		745	8,567
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000		01/15/27			15,790	13,578,928
Gtd. Notes, 144A	8.125		07/15/23			4,000	3,840,498
Gtd. Notes, 144A	9.125		07/15/26			28,950	27,756,771
Navient Solutions LLC, Sr. Unsec’d. Notes	3.404	(s)	10/03/22			348	340,964
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125		09/19/22			15,500	16,028,946

See Notes to Financial Statements.

PGIM Total Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%		02/15/24	7,460	$6,574,533
Penta Aircraft Leasing LLC, Gov’t. Gtd. Notes	1.691		04/29/25	2,295	2,329,097
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.924	(s)	06/02/25	6,584	6,024,608
Postal Square LP,
Gov’t. Gtd. Notes	6.500		06/15/22	3,693	3,849,883
Gov’t. Gtd. Notes	8.950		06/15/22	6,984	7,450,645
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390		12/02/24	10,742	12,652,665
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650		02/16/21	7,645	7,759,939
U.S. Gov’t. Gtd. Notes, Series GG	2.450		07/15/24	270	285,950
U.S. Gov’t. Gtd. Notes, Series KK	3.550		01/15/24	2,564	2,825,349
U.S. Gov’t. Gtd. Notes, Series NN	3.250		06/15/25	3,595	4,038,958
Springleaf Finance Corp., Gtd. Notes	6.625		01/15/28	5,000	4,411,426
Visa, Inc., Sr. Unsec’d. Notes(a)	2.700		04/15/40	11,105	11,519,767
Waha Aerospace BV (United Arab Emirates), Gov’t. Gtd. Notes	3.925		07/28/20	84	84,002

					386,101,524

Electric 3.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625		01/12/23	8,300	8,573,911
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100		12/01/26	1,300	1,411,153
Sr. Unsec’d. Notes	3.750		12/01/47	5,595	6,667,273
Sr. Unsec’d. Notes	3.800		06/15/49	7,345	8,912,321
Sr. Unsec’d. Notes, Series M	3.650		04/01/50	10,915	13,079,372
Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700		12/01/47	18,040	20,869,116
Appalachian Power Co., Sr. Unsec’d. Notes	3.400		06/01/25	15,645	16,537,836
Avangrid, Inc., Sr. Unsec’d. Notes	3.800		06/01/29	22,140	24,117,836

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%	02/28/22	2,880	$2,899,467
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.750	01/15/25	123,185	123,430,000
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	40,000	38,991,685
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	8,158,356
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(a)	2.950	03/01/30	26,025	26,759,411
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,763,970
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	3,109,081
First Mortgage(a)	4.000	03/01/48	4,510	5,558,910
First Mortgage	4.350	11/15/45	2,780	3,519,374
First Mortgage	6.450	01/15/38	690	1,042,803
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	8,735,001
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,580,746
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	19,997,601
Jr. Sub. Notes	2.715	08/15/21	19,335	19,592,749
Jr. Sub. Notes	4.104	04/01/21	33,540	34,008,603
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	4,240,120
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	6,972,998
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	5,933,360
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	48,264,625
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	8,341,856
First Mortgage	4.250	12/15/41	6,000	7,462,159
First Ref. Mortgage	2.500	03/15/23	11,945	12,482,892
First Ref. Mortgage	3.750	06/01/45	3,045	3,630,344
First Ref. Mortgage	4.000	09/30/42	1,025	1,243,424
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,725	13,507,576
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,934,251
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	975,855
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	28,246,402

See Notes to Financial Statements.

PGIM Total Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Emera US Finance LP (Canada),
Gtd. Notes	3.550%	06/15/26	10,060	$10,654,365
Gtd. Notes(a)	4.750	06/15/46	12,470	13,400,385
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,613,121
Gtd. Notes, 144A	3.500	04/06/28	32,040	33,241,457
Gtd. Notes, 144A(a)	3.625	05/25/27	10,020	10,497,648
Gtd. Notes, 144A	4.875	06/14/29	2,035	2,349,307
Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,254,684
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	40,139,550
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	14,138,130
Collateral Trust	3.250	04/01/28	5,000	5,460,288
Collateral Trust	4.200	09/01/48	73,240	94,493,943
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	16,930	15,131,994
Sr. Unsec’d. Notes	5.750	01/26/21	20,780	18,623,170
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	9,496,500
Sr. Unsec’d. Notes, 144A(a)	5.750	01/26/21	61,200	54,847,835
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	15,780,261
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,089,054
Evergy Kansas Central, Inc., First Mortgage	3.450	04/15/50	33,000	38,048,837
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,685,349
Exelon Corp., Sr. Unsec’d. Notes(a)	4.700	04/15/50	9,495	12,276,406
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250	10/01/39	11,700	13,182,835
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C(a)	4.850	07/15/47	3,870	4,943,366
Sr. Unsec’d. Notes, Series C	7.375	11/15/31	2,310	3,409,304
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,482,705
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	12,338,362
First Mortgage	3.950	03/01/48	8,380	10,774,069
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	26,007,204

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750%	09/01/40	1,050	$1,283,473
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,168,556
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	20	27,472
Local Gov’t. Gtd. Notes	8.250	04/15/26	5	7,139
Local Gov’t. Gtd. Notes	8.250	01/15/27	6	8,690
Local Gov’t. Gtd. Notes	8.500	12/01/29	10	16,393
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	206,561
Local Gov’t. Gtd. Notes	9.400	02/01/21	110	117,241
Local Gov’t. Gtd. Notes	9.400	02/01/21	25	26,609
Local Gov’t. Gtd. Notes, MTN	8.400	03/28/25	3,031	4,049,112
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	760,698
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	263,424
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	729,764
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	4,670	6,693,537
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,744	30,026,686
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	4,625	7,570,063
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,400	12,846,454
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	28,965	52,035,118
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	3,956	4,475,831
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,530,221
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	18,266
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	495,624
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21	3,500	3,254,055
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	8,406,894
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,709,392
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30	6,350	6,755,340
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	5.000	11/12/24	6,500	7,076,184
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	30,810	32,657,773
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,365	1,694,020
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21	1,000	1,039,291
Sr. Unsec’d. Notes, 144A	4.750	07/13/21	2,125	2,208,493

See Notes to Financial Statements.

PGIM Total Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.000%		09/19/22		2,000	$2,069,184
Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN	—	(p)	07/24/26	EUR	19,850	21,380,558
Louisville Gas & Electric Co., First Mortgage	4.250		04/01/49		15,000	18,640,003
Nevada Power Co., General Ref. Mortgage	5.375		09/15/40		500	611,909
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900		04/01/22		25,835	26,679,510
Gtd. Notes(a)	4.800	(ff)	12/01/77		12,235	12,077,482
NRG Energy, Inc.,
Gtd. Notes	6.625		01/15/27		5,275	5,631,136
Gtd. Notes, 144A(a)	5.250		06/15/29		6,100	6,534,112
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950		04/01/25		5,995	6,452,414
PacifiCorp,
First Mortgage(a)	2.700		09/15/30		10,355	11,225,634
First Mortgage	3.300		03/15/51		6,510	7,283,957
First Mortgage	3.350		07/01/25		9,960	10,793,609
PECO Energy Co., First Ref. Mortgage	4.800		10/15/43		6,449	8,375,540
PPL Electric Utilities Corp., First Mortgage	4.150		06/15/48		8,855	11,236,164
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150		04/01/22		4,000	4,107,096
PSEG Power LLC, Gtd. Notes	3.000		06/15/21		24,545	24,881,999
Public Service Co. of Colorado, First Mortgage	4.100		06/15/48		2,945	3,784,804
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650		09/01/42		1,990	2,350,313
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650		11/15/22		22,110	22,729,392
Puget Sound Energy, Inc.,
First Mortgage	4.223		06/15/48		11,280	14,386,845
Sr. Sec’d. Notes	4.434		11/15/41		2,550	2,999,155
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100		06/01/27		17,545	18,763,736
San Diego Gas & Electric Co.,
First Mortgage	5.350		05/15/40		9,512	12,531,698
First Mortgage, Series RRR(a)	3.750		06/01/47		1,665	1,860,632

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes	3.400%	02/01/28		28,395	$29,948,956
Sr. Unsec’d. Notes	3.800	02/01/38		20,750	22,192,015
Southern California Edison Co., First Ref. Mortgage, Series B	2.400	02/01/22		5,165	5,230,223
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	816,300
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,217,026
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		24,500	24,500,000
Gtd. Notes, EMTN(a)	2.750	05/04/22		7,750	7,880,206
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	5,935,186
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,493,139
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,011	25,534,227
Gtd. Notes, 144A(a)	5.625	02/15/27		4,000	4,215,034
Sr. Sec’d. Notes, 144A(a)	3.550	07/15/24		4,000	4,016,024
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.650	04/01/50		5,445	6,360,642

					1,631,796,800

Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		2,900	2,978,974
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25		11,275	11,249,460

					14,228,434

Engineering & Construction 0.1%
AECOM, Gtd. Notes(a)	5.125	03/15/27		19,762	20,120,136
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	10/27/27		2,275	1,820,571
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes(a)	5.500	07/31/47		10,000	8,269,877
Sr. Sec’d. Notes, 144A	3.875	04/30/28		9,000	7,583,264
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,068,214

See Notes to Financial Statements.

PGIM Total Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	10/31/46		1,425	$1,179,069
Promontoria Holding 264 BV (Netherlands), Sr. Sec’d. Notes(a)	6.750	08/15/23	EUR	3,500	2,619,676

					45,660,807

Entertainment 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		6,725	1,532,578
Gtd. Notes	5.875	11/15/26		21,770	4,850,870
Gtd. Notes	6.125	05/15/27		8,700	2,084,394
Gtd. Notes	6.375	11/15/24	GBP	44,541	16,612,056
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		20,289	15,954,375
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	4,650	1,979,563
Sr. Sec’d. Notes	7.625	11/01/21		1,000	381,869
Sr. Sec’d. Notes, 144A	7.625	11/01/21		12,975	4,954,745
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	2,794,201
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		8,900	6,746,973
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		8,150	7,913,416
Scientific Games International, Inc.,
Gtd. Notes(a)	6.625	05/15/21		16,090	14,389,937
Gtd. Notes, 144A(a)	7.250	11/15/29		1,000	714,885
Gtd. Notes, 144A(a)	8.250	03/15/26		15,265	11,576,395

					92,486,257

Food Service 0.0%
Aramark Services, Inc., Gtd. Notes, 144A(a)	6.375	05/01/25		4,250	4,419,704

Foods 1.0%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	23,670,675
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	3.500	02/15/23		10,000	9,898,874

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, (cont’d.)
Gtd. Notes, 144A	4.875%		02/15/30		2,400	$2,432,728
B&G Foods, Inc., Gtd. Notes(a)	5.250		04/01/25		7,145	7,237,493
Campbell Soup Co., Sr. Unsec’d. Notes	3.125		04/24/50		31,730	31,535,135
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500		07/08/26	GBP	5,910	7,975,007
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000		03/15/22		11,465	11,789,193
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750		06/15/25		18,525	18,846,998
Gtd. Notes, 144A	5.875		07/15/24		4,094	4,182,742
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	6.500		04/15/29		12,880	13,652,966
Sr. Unsec’d. Notes, 144A	5.500		01/15/30		6,675	6,770,390
Kraft Heinz Foods Co.,
Gtd. Notes	3.000		06/01/26		22,205	22,146,306
Gtd. Notes(a)	3.375		06/15/21		15,120	15,332,779
Gtd. Notes(a)	4.000		06/15/23		76,740	79,630,374
Gtd. Notes	4.375		06/01/46		27,652	26,416,099
Gtd. Notes(a)	5.000		07/15/35		3,204	3,432,888
Gtd. Notes	5.200		07/15/45		11,095	11,475,181
Gtd. Notes, 144A	4.625		10/01/39		11,930	11,849,262
Gtd. Notes, 144A(a)	4.875		10/01/49		9,966	9,970,875
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950		11/01/21		18,925	19,364,490
Sr. Unsec’d. Notes	3.300		01/15/21		9,215	9,318,783
Sr. Unsec’d. Notes	3.875		10/15/46		5,820	6,275,307
Sr. Unsec’d. Notes(a)	4.450		02/01/47		800	939,730
Mars, Inc.,
Gtd. Notes, 144A	3.875		04/01/39		14,850	17,539,704
Gtd. Notes, 144A	4.200		04/01/59		12,865	16,076,074
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21		28,070	28,341,063
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500		11/30/24	EUR	7,980	8,264,936
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	10,000	10,365,093

See Notes to Financial Statements.

PGIM Total Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Picard Groupe SAS (France), (cont’d.)
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	%(c)	11/30/23	EUR	18,775	$19,460,463
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875		09/30/27		750	763,685
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(a)	5.100		09/28/48		37,203	48,512,837
Sr. Unsec’d. Notes(a)	5.150		08/15/44		2,615	3,301,777
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375		10/21/20		16,067	16,183,428

						522,953,335

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375		12/01/25		3,697	4,713,173
International Paper Co.,
Sr. Unsec’d. Notes	4.400		08/15/47		3,265	3,670,726
Sr. Unsec’d. Notes(a)	4.800		06/15/44		3,085	3,474,543
Sr. Unsec’d. Notes	5.000		09/15/35		4,350	5,040,903
Sr. Unsec’d. Notes	5.150		05/15/46		2,315	2,787,907
Sr. Unsec’d. Notes	6.000		11/15/41		2,290	2,871,429
Sr. Unsec’d. Notes	7.300		11/15/39		1,320	1,781,233
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500		04/25/22		6,200	6,350,729

						30,690,643

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625		05/20/24		6,340	6,463,453
Sr. Unsec’d. Notes	5.750		05/20/27		16,768	17,075,232
Sr. Unsec’d. Notes	5.875		08/20/26		12,975	13,287,455
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850		01/15/41		1,130	1,481,007
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600		12/15/44		245	268,162
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	3.600		05/01/30		11,380	12,670,595
Sr. Unsec’d. Notes(a)	4.375		05/15/47		22,690	27,037,569
Sr. Unsec’d. Notes	4.800		02/15/44		3,865	4,836,562

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas (cont’d.)
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500%	06/01/29		15,235	$16,663,200
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48		5,260	6,699,330
First Mortgage, Series VV	4.300	01/15/49		9,350	12,005,305
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,991,556

					121,479,426

Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes	3.400	11/30/23		3,800	4,117,399
Sr. Unsec’d. Notes(a)	4.900	11/30/46		4,205	5,887,438
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	50,715	55,385,883
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	7,400	8,923,298
Gtd. Notes	2.250	03/07/39	EUR	10,445	13,460,661
Medtronic, Inc., Gtd. Notes	3.500	03/15/25		5,716	6,364,991
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	19,161,624
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.950	09/19/26		6,850	7,443,705
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	27,446,056
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	18,629,065
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	39,456,623

					206,276,743

Healthcare-Services 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	9,051,310
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	15,303,499
Unsec’d. Notes	2.211	06/15/30		17,245	17,282,962
Unsec’d. Notes	3.008	06/15/50		23,620	23,679,307
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	14,844,722
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	5,159,480
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	7,413,905

See Notes to Financial Statements.

PGIM Total Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875%	09/15/29		10,625	$11,054,615
Sr. Unsec’d. Notes	3.650	12/01/27		5,020	5,477,470
Sr. Unsec’d. Notes	4.101	03/01/28		8,095	9,070,193
Sr. Unsec’d. Notes	4.650	01/15/43		1,855	2,253,157
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	5,938,972
Sr. Unsec’d. Notes, Series B(a)	2.532	11/15/29		29,625	30,775,738
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	4,712,114
BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	16,716,798
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27		4,085	4,273,120
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20		9,725	9,730,734
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57		4,200	4,427,694
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		23,647	25,427,921
Gtd. Notes(a)	5.375	09/01/26		2,483	2,691,640
Gtd. Notes	5.875	02/15/26		2,000	2,227,689
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,349,234
Sr. Sec’d. Notes	5.125	06/15/39		1,995	2,291,574
Sr. Sec’d. Notes(a)	5.250	06/15/49		15,505	18,222,961
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27		6,745	7,349,135
Sr. Unsec’d. Notes	4.875	04/01/30		100,000	119,864,262
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		10,475	12,811,118
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	27,461,817
Kaiser Foundation Hospitals,
Gtd. Notes(a)	4.150	05/01/47		15,275	18,291,245
Gtd. Notes, Series 2019	3.266	11/01/49		21,296	22,625,526
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22		9,220	9,477,663
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	15,708,275
Sr. Unsec’d. Notes(a)	3.600	09/01/27		10,355	11,114,253
Sr. Unsec’d. Notes(a)	4.700	02/01/45		1,075	1,291,773
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	9,705,400

See Notes to Financial Statements.

62

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%		07/01/52		675	$826,372
Montefiore Obligated Group, Unsec’d. Notes	4.287		09/01/50		8,570	7,262,155
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.763		08/01/2116		4,800	5,255,424
New York and Presbyterian Hospital (The),
Unsec’d. Notes	3.954		08/01/2119		12,470	13,136,482
Unsec’d. Notes	4.024		08/01/45		4,350	5,097,027
NYU Langone Hospitals, Sec’d. Notes	4.784		07/01/44		6,375	7,200,168
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744		10/01/47		2,900	3,023,848
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	3.450		06/01/26		9,947	10,654,335
Sr. Unsec’d. Notes	3.500		03/30/25		8,005	8,601,708
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	10.000		04/15/27		11,626	10,897,840
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.500	(c)	07/01/22	EUR	17,500	18,517,444
Tenet Healthcare Corp.,
Sec’d. Notes	5.125		05/01/25		1,400	1,314,948
Sec’d. Notes, 144A(a)	6.250		02/01/27		7,350	7,240,030
Sr. Sec’d. Notes, 144A(a)	5.125		11/01/27		47,479	47,150,966
Sr. Unsec’d. Notes(a)	7.000		08/01/25		20,733	19,403,768
Sr. Unsec’d. Notes	8.125		04/01/22		4,455	4,491,379
Texas Health Resources,
Sec’d. Notes	4.330		11/15/55		3,450	3,966,621
Sec’d. Notes, Series 2019	3.372		11/15/51		2,250	2,158,692
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.875		08/15/29		17,140	18,497,721
Sr. Unsec’d. Notes	3.375		04/15/27		19,080	21,013,924
Sr. Unsec’d. Notes	4.375		03/15/42		615	748,206
Sr. Unsec’d. Notes	4.625		07/15/35		5,475	6,903,771
Sr. Unsec’d. Notes	4.625		11/15/41		1,725	2,161,651
Sr. Unsec’d. Notes	5.700		10/15/40		185	260,729
Sr. Unsec’d. Notes	5.800		03/15/36		909	1,243,708
Willis-Knighton Medical Center, Sec’d. Notes	4.813		09/01/48		4,130	5,207,961

						738,314,154

See Notes to Financial Statements.

PGIM Total Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875%	04/05/22	14,200	$14,448,464
Hutchison Whampoa International 11 Ltd. (United Kingdom), Gtd. Notes	4.625	01/13/22	2,233	2,333,171

				16,781,635

Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,030	5,029,121
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,378	7,097,683
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	2,000	1,547,624
Gtd. Notes	7.250	10/15/29	1,400	1,086,657
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,403,000
Gtd. Notes, 144A	6.375	05/15/25	6,850	6,838,931
KB Home, Gtd. Notes(a)	7.000	12/15/21	6,120	6,331,810
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,423,894
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	6,900	5,965,854
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	18,852	20,076,024
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	10,183	9,229,940
Gtd. Notes, 144A	5.875	01/31/25	13,704	12,952,687
Gtd. Notes, 144A	5.875	06/15/27	8,150	7,485,091
Gtd. Notes, 144A	6.000	09/01/23	3,862	3,738,459
Gtd. Notes, 144A	6.625	07/15/27	12,490	11,432,676
Taylor Morrison Communities, Inc./ Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	2,590	2,436,235

				107,075,686

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24		44,410	$45,800,022
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		657	655,423
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	15,322,491

					61,777,936

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		20,095	20,333,846

Insurance 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	51,911,753
Sr. Unsec’d. Notes	3.875	01/15/35		500	533,862
Sr. Unsec’d. Notes	3.900	04/01/26		27,135	29,378,570
Sr. Unsec’d. Notes	4.125	02/15/24		280	303,019
Sr. Unsec’d. Notes	4.375	01/15/55		4,560	4,854,887
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,944,272
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	7,927,589
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,755,947
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		4,365	5,380,405
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	17,186,225
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	19,478,825
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,838,926
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	544,997
Sr. Unsec’d. Notes	5.950	10/15/36		755	1,001,912
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,340,898
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	17,477,917
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	26,067,087
Gtd. Notes, 144A	3.951	10/15/50		13,748	14,016,876
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,876,683

See Notes to Financial Statements.

PGIM Total Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050%		01/15/30		10,985	$10,959,839
Sr. Unsec’d. Notes	6.300		10/09/37		3,930	4,774,087
Sr. Unsec’d. Notes	7.000		06/15/40		6,700	8,920,298
Markel Corp.,
Sr. Unsec’d. Notes	4.900		07/01/22		2,750	2,935,388
Sr. Unsec’d. Notes	5.000		03/30/43		300	326,002
Sr. Unsec’d. Notes	5.000		04/05/46		7,530	8,561,664
Sr. Unsec’d. Notes	5.000		05/20/49		14,057	16,097,916
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625		09/30/59		758	826,879
Principal Financial Group, Inc.,
Gtd. Notes	4.300		11/15/46		7,190	8,295,580
Gtd. Notes	4.350		05/15/43		3,100	3,534,973
Gtd. Notes	4.625		09/15/42		275	326,292
Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375	(ff)	—	(rr)	15,110	14,621,350
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000		07/15/34		525	744,645
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900		09/15/44		16,598	21,390,987
Sub. Notes, 144A	6.850		12/16/39		325	499,283
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20		225	227,566
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625		03/15/22		2,675	2,780,748
Sr. Unsec’d. Notes	5.375		09/15/20		2,235	2,265,199
Willis North America, Inc., Gtd. Notes	3.600		05/15/24		20,670	21,909,795

						347,819,141

Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900		08/08/29		2,490	2,296,551
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125		06/15/26		37,965	34,721,618
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	2.180	(c)	12/01/20		22,605	22,219,750

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125%	08/08/25	11,100	$11,573,157
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625	03/01/21	980	937,902

				71,748,978

Machinery-Construction & Mining 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes(a)	2.600	04/09/30	15,320	16,225,590
Sr. Unsec’d. Notes(a)	3.250	04/09/50	10,720	11,694,833

				27,920,423

Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21	6,565	6,611,934
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,949,331
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	11,817	11,730,468
Xylem, Inc.,
Sr. Unsec’d. Notes(a)	3.250	11/01/26	4,770	5,102,728
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,582,944

				26,977,405

Media 1.1%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	4,493	4,363,006
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	10,975	11,172,960
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	10,026,819
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	20,583	21,709,488
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	9,275	9,622,329
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	9,867	10,287,290
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	2,575	2,652,451
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51	40,805	39,972,718
Sr. Sec’d. Notes(a)	4.800	03/01/50	28,458	32,203,284
Sr. Sec’d. Notes	5.125	07/01/49	40,050	47,360,092
Sr. Sec’d. Notes	5.375	04/01/38	6,075	7,134,894

See Notes to Financial Statements.

PGIM Total Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	5.375%	05/01/47	26,899	$32,485,091
Sr. Sec’d. Notes	5.750	04/01/48	27,908	35,116,554
Sr. Sec’d. Notes	6.384	10/23/35	7,110	9,166,595
Sr. Sec’d. Notes	6.484	10/23/45	4,326	5,670,302
Sr. Sec’d. Notes	6.834	10/23/55	7,580	10,200,259
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(a)	9.250	02/15/24	23,209	19,303,988
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	7,325	6,889,594
Comcast Corp.,
Gtd. Notes(a)	3.450	02/01/50	18,790	20,956,132
Gtd. Notes	3.969	11/01/47	16	18,797
Gtd. Notes	4.150	10/15/28	62,610	73,050,688
Gtd. Notes	4.250	10/15/30	21,615	25,950,134
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	16,525,848
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	4,137	4,299,390
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	7,115,061
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	8,905	4,884,981
Sr. Sec’d. Notes, 144A	5.375	08/15/26	11,000	8,367,804
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	5,104	5,239,009
Gtd. Notes	5.000	09/20/37	18,223	19,957,181
Gtd. Notes	5.200	09/20/47	22,906	26,039,396
Gtd. Notes	5.300	05/15/49	13,797	15,846,771
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	9,000	9,000,000
Gtd. Notes(a)	7.750	07/01/26	16,652	16,402,220
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	4,439,003
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,794,200
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	9,471,956
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,986	6,051,060
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,319,551
Sr. Unsec’d. Notes(a)	4.375	03/15/43	3,000	2,885,997
Sr. Unsec’d. Notes	5.850	09/01/43	7,750	8,758,371

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Walt Disney Co. (The), Gtd. Notes	7.625%	11/30/28		550	$783,365

					609,494,629

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	20,184,494
Newmont Corp., Gtd. Notes	3.625	06/09/21		2,405	2,440,677
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22		3,108	3,126,083
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	7,911,336
Sr. Unsec’d. Notes(a)	7.500	07/27/35		260	331,410
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	2,548,601
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	847,936
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	8,291,431
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	23,596,102
Sr. Unsec’d. Notes(a)	6.250	07/15/41		5,000	4,671,311

					73,949,381

Miscellaneous Manufacturing 0.1%
General Electric Co.,
Sr. Unsec’d. Notes(a)	4.250	05/01/40		14,735	14,721,391
Sr. Unsec’d. Notes(a)	4.350	05/01/50		14,395	14,420,542
Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	2,948,495
Pentair Finance Sarl, Gtd. Notes(a)	4.500	07/01/29		1,300	1,385,170
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	26,386,596
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		3,775	3,723,026

					63,585,220

Multi-National 0.8%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,453,138
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		36,785	50,861,270
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,421,360

See Notes to Financial Statements.

PGIM Total Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
Asian Development Bank (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes	6.375%		10/01/28		2,560	$3,588,499
Sr. Unsec’d. Notes, GMTN	0.500		07/30/20	ZAR	53,000	2,826,003
Sr. Unsec’d. Notes, GMTN	0.500		08/28/20	ZAR	52,000	2,765,684
Sr. Unsec’d. Notes, GMTN	0.500		09/28/20	ZAR	46,000	2,437,253
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125		09/27/21		31,240	31,301,601
Sr. Unsec’d. Notes	2.200		07/18/20		4,040	4,051,018
Sr. Unsec’d. Notes	2.750		01/06/23		17,745	18,557,102
Sr. Unsec’d. Notes(a)	3.250		02/11/22		8,405	8,610,790
Sr. Unsec’d. Notes	3.750		11/23/23		10,400	11,320,899
Sr. Unsec’d. Notes	4.375		06/15/22		16,587	17,418,539
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000		09/26/20		2,855	2,861,827
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500		12/19/22		1,000	985,466
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.961	(c)	12/29/26		3,500	3,392,847
Inter-American Development Bank (Supranational Bank),
Notes	6.800		10/15/25		14,240	18,534,803
Sr. Unsec’d. Notes	7.000		06/15/25		4,414	5,734,023
Sr. Unsec’d. Notes, EMTN	0.500		04/17/23		2,000	1,988,326
Unsec’d. Notes	6.950		08/01/26		2,000	2,687,069
Unsec’d. Notes, MTN	6.290		07/16/27		2,756	3,673,560
Unsec’d. Notes, MTN	6.750		07/15/27		13,630	18,846,678
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500		12/05/22		60,500	60,291,910
Notes, EMTN	0.500		02/07/23		9,000	8,923,705
Sr. Unsec’d. Notes	—	(p)	06/30/34		8,488	6,723,606
Sr. Unsec’d. Notes	1.247	(cc)	05/30/34		200	172,937
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	2.330	(c)	06/28/26		12,958	12,449,747
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.820	(c)	08/11/26		21,424	20,601,603
Sr. Unsec’d. Notes, MTN	—	(p)	07/31/34		4,605	3,989,081
Sr. Unsec’d. Notes, MTN	—	(p)	08/28/34		853	734,739
Sr. Unsec’d. Notes, MTN	—	(p)	11/28/34		273	236,533

See Notes to Financial Statements.

70

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	2.330	%(c)	05/31/26	14,714	$14,197,734
Unsec’d. Notes, MTN	3.448	(s)	09/17/30	2,250	1,957,805
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400		10/26/22	62,190	63,981,045

					418,578,200

Oil & Gas 1.9%
Antero Resources Corp.,
Gtd. Notes	5.000		03/01/25	12,760	7,014,101
Gtd. Notes	5.125		12/01/22	7,800	5,449,998
Gtd. Notes	5.375		11/01/21	6,153	5,508,308
Gtd. Notes	5.625		06/01/23	9,075	5,322,094
Apache Corp., Sr. Unsec’d. Notes	3.250		04/15/22	605	556,025
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26	12,568	7,146,407
Sr. Unsec’d. Notes, 144A	10.000		04/01/22	12,421	9,648,686
BP Capital Markets America, Inc., Gtd. Notes	4.500		10/01/20	435	440,092
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250		06/15/37	22,000	14,896,228
Sr. Unsec’d. Notes(a)	5.400		06/15/47	20,865	14,062,583
Sr. Unsec’d. Notes(a)	6.750		11/15/39	23,573	17,051,933
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250		08/01/24	4,900	4,406,838
CNX Resources Corp.,
Gtd. Notes	5.875		04/15/22	18,790	18,678,917
Gtd. Notes, 144A	7.250		03/14/27	18,225	16,150,361
Concho Resources, Inc.,
Gtd. Notes	3.750		10/01/27	9,065	8,877,415
Gtd. Notes(a)	4.300		08/15/28	8,989	9,154,002
Gtd. Notes	4.850		08/15/48	7,865	7,814,198
Gtd. Notes(a)	4.875		10/01/47	8,994	8,926,941
Continental Resources, Inc.,
Gtd. Notes(a)	3.800		06/01/24	12,160	10,132,780
Gtd. Notes	4.500		04/15/23	19,558	17,325,382

See Notes to Financial Statements.

PGIM Total Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	14,222	$11,438,726
Diamondback Energy, Inc.,
Gtd. Notes	3.250		12/01/26	56,675	49,212,575
Gtd. Notes(a)	3.500		12/01/29	13,500	11,681,414
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750		01/30/28	4,175	3,632,869
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000		09/12/23	4,275	4,398,220
Equinor ASA (Norway), Gtd. Notes(a)	3.700		04/06/50	27,835	31,140,696
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452		04/15/51	57,655	62,790,706
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950		07/19/22	500	521,019
Sr. Unsec’d. Notes, 144A	6.510		03/07/22	8,157	8,656,285
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400		04/15/29	16,100	13,073,709
Sr. Unsec’d. Notes	6.800		09/15/37	1,150	1,049,437
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750		04/24/25	14,525	14,414,688
Sr. Unsec’d. Notes, 144A(a)	4.750		04/19/27	3,000	2,915,598
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125		11/09/20	1,625	1,655,284
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850		12/15/45	9,983	9,285,141
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000		03/31/24	14,263	9,964,168
Sr. Unsec’d. Notes, 144A(a)	7.125		02/01/27	8,860	5,981,916
Newfield Exploration Co.,
Gtd. Notes(a)	5.375		01/01/26	35,890	25,021,879
Gtd. Notes(a)	5.625		07/01/24	26,621	18,690,604
Gtd. Notes	5.750		01/30/22	14,741	12,616,482
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900		11/15/24	3,700	3,324,178
Sr. Unsec’d. Notes	5.050		11/15/44	12,475	9,146,192
Sr. Unsec’d. Notes(a)	5.250		11/15/43	10,950	8,291,162
Sr. Unsec’d. Notes	6.000		03/01/41	2,322	1,849,823
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600		08/13/21	24,135	22,589,879
Sr. Unsec’d. Notes	4.264	(s)	10/10/36	45,000	19,019,768
Sr. Unsec’d. Notes	6.200		03/15/40	4,200	3,027,363

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	6.450%	09/15/36		12,600	$9,287,195
Sr. Unsec’d. Notes	6.950	07/01/24		1,060	910,088
Sr. Unsec’d. Notes(a)	7.950	06/15/39		1,600	1,215,381
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		9,845	6,154,698
Gtd. Notes	6.500	02/01/38		2,720	1,571,346
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	11,114,688
Sr. Unsec’d. Notes, EMTN(a)	5.625	05/20/43		2,155	2,207,236
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.750	01/14/25	EUR	3,365	3,565,731
Gtd. Notes	5.750	02/01/29		1,700	1,623,500
Gtd. Notes	6.625	01/16/34	GBP	22,380	26,388,831
Gtd. Notes(a)	7.250	03/17/44		2,400	2,402,225
Gtd. Notes	7.375	01/17/27		28,280	29,827,417
Gtd. Notes(a)	8.750	05/23/26		7,740	8,608,369
Gtd. Notes, 144A	5.093	01/15/30		7,852	7,147,346
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,208,550
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	14,500	13,796,407
Gtd. Notes(a)	3.500	01/30/23		8,103	7,052,704
Gtd. Notes(a)	4.750	02/26/29	EUR	28,735	23,718,984
Gtd. Notes(a)	5.500	01/21/21		2,260	2,232,821
Gtd. Notes(a)	6.350	02/12/48		40,644	27,250,560
Gtd. Notes	6.500	03/13/27		19,700	15,974,528
Gtd. Notes	6.500	01/23/29		9,190	7,185,691
Gtd. Notes	6.625	06/15/35		2,920	2,058,545
Gtd. Notes	6.625	06/15/38		10,676	7,285,597
Gtd. Notes(a)	7.690	01/23/50		4,010	2,941,733
Gtd. Notes	9.500	09/15/27		1,590	1,371,311
Gtd. Notes, 144A	6.490	01/23/27		24,393	19,827,989
Gtd. Notes, 144A	6.840	01/23/30		3,000	2,347,187
Gtd. Notes, 144A	7.690	01/23/50		15,783	11,578,396
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	5,640,888
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	17,291,211
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,120	1,671,244
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	2,810,718
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	3,919,219
Gtd. Notes, EMTN	4.875	02/21/28	EUR	19,530	16,472,985
Gtd. Notes, MTN	6.750	09/21/47		73,449	50,153,102
Gtd. Notes, MTN	6.875	08/04/26		9,235	7,648,106

See Notes to Financial Statements.

PGIM Total Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes	4.650%	11/15/34		2,970	$3,249,911
Gtd. Notes(a)	4.875	11/15/44		2,830	3,188,504
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		10,025	7,758,397
Gtd. Notes	5.000	08/15/22		1,490	1,380,139
Gtd. Notes(a)	5.000	03/15/23		6,600	5,897,021
Gtd. Notes, 144A(a)	9.250	02/01/26		28,075	22,977,232
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	4,961,817
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		2,600	2,596,840
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.500	01/15/26		7,450	2,821,147
Gtd. Notes, 144A	8.000	02/01/27		13,425	5,212,077
Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400	09/15/26		26,460	26,390,259
Sr. Unsec’d. Notes(a)	4.000	04/01/29		10,075	10,339,668
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		710	445,816

					1,014,634,425

Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.486	05/01/30		15,000	15,417,283
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,637,751

					19,055,034

Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	8,350	8,281,986
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	42,000	41,657,894

See Notes to Financial Statements.

74

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%		08/15/25	1,200	$1,217,835
WestRock RKT LLC, Gtd. Notes	4.900		03/01/22	1,700	1,786,471

					52,944,186

Pharmaceuticals 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200		11/06/22	1,112	1,161,432
Sr. Unsec’d. Notes	3.600		05/14/25	14,685	15,935,326
Sr. Unsec’d. Notes	4.400		11/06/42	25,402	29,497,831
Sr. Unsec’d. Notes	4.450		05/14/46	20,136	23,390,181
Sr. Unsec’d. Notes	4.500		05/14/35	20,745	23,987,288
Sr. Unsec’d. Notes	4.700		05/14/45	37,911	45,284,986
Sr. Unsec’d. Notes, 144A	4.050		11/21/39	73,565	81,641,699
Sr. Unsec’d. Notes, 144A	4.250		11/21/49	103,615	119,090,026
Allergan Funding SCS,
Gtd. Notes	3.450		03/15/22	1,300	1,333,490
Gtd. Notes	4.550		03/15/35	74,564	84,971,706
Gtd. Notes(a)	4.750		03/15/45	10,808	12,422,086
Gtd. Notes	4.850		06/15/44	9,795	11,541,952
Allergan Sales LLC, Gtd. Notes, 144A	4.875		02/15/21	5,106	5,206,340
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250		03/01/25	3,875	4,107,838
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000		01/30/28	3,800	3,660,891
Gtd. Notes, 144A(a)	5.250		01/30/30	4,300	4,254,040
Gtd. Notes, 144A(a)	6.125		04/15/25	11,194	11,328,854
Gtd. Notes, 144A	7.250		05/30/29	2,725	2,912,771
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	1.846	(c)	06/25/21	29,120	28,603,517
Gtd. Notes, 144A	3.500		06/25/21	21,850	22,202,581
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404		06/05/20	2,700	2,699,130
Sr. Unsec’d. Notes(a)	3.363		06/06/24	33,115	35,260,132
Sr. Unsec’d. Notes(a)	3.700		06/06/27	5,673	6,161,957
Sr. Unsec’d. Notes	3.734		12/15/24	3,998	4,314,919
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.250		08/15/22	7,529	7,915,401
Sr. Unsec’d. Notes, 144A	3.450		11/15/27	27,975	31,449,250

See Notes to Financial Statements.

PGIM Total Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	4.125%	06/15/39	11,420	$14,101,680
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	32,165	41,861,968
Sr. Unsec’d. Notes, 144A	4.350	11/15/47	16,595	21,562,895
Sr. Unsec’d. Notes, 144A	4.550	02/20/48	23,158	30,840,013
Sr. Unsec’d. Notes, 144A	4.625	05/15/44	5,340	7,093,553
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	18,795	25,928,602
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	31,455	36,009,393
Gtd. Notes(a)	4.800	08/15/38	15,935	19,350,083
Gtd. Notes	4.900	12/15/48	9,410	12,084,335
Gtd. Notes, 144A	3.250	04/15/25	20,815	22,211,999
Gtd. Notes, 144A(a)	3.400	03/01/27	2,255	2,414,988
Gtd. Notes, 144A	4.500	02/25/26	45,085	51,204,506
Gtd. Notes, 144A	4.800	07/15/46	26,300	32,535,934
Sr. Unsec’d. Notes(a)	3.400	03/15/50	48,880	51,106,615
CVS Health Corp.,
Sr. Unsec’d. Notes	3.700	03/09/23	6,152	6,523,328
Sr. Unsec’d. Notes	4.100	03/25/25	38,102	42,052,956
Sr. Unsec’d. Notes(a)	4.300	03/25/28	11,450	12,888,962
Sr. Unsec’d. Notes	4.780	03/25/38	10,870	12,803,364
Sr. Unsec’d. Notes(a)	5.050	03/25/48	82,318	104,023,657
Sr. Unsec’d. Notes	5.125	07/20/45	3,884	4,879,084
Sr. Unsec’d. Notes(a)	5.300	12/05/43	7,440	9,330,749
Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	12,145	16,075,521
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23	12,128	9,093,600
Gtd. Notes, 144A(a)	6.000	02/01/25	17,205	12,312,328
Mylan NV, Gtd. Notes	5.250	06/15/46	23,004	26,465,413
Mylan, Inc.,
Gtd. Notes(a)	5.200	04/15/48	5,775	6,589,204
Gtd. Notes	5.400	11/29/43	26,574	29,358,977
Gtd. Notes, 144A	3.125	01/15/23	16,635	16,822,227
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	16,365	16,611,129
Gtd. Notes	2.875	09/23/23	37,295	38,862,273
Gtd. Notes	3.200	09/23/26	79,780	86,569,868

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes(a)	4.000%		11/26/21		16,395	$17,061,679

						1,456,966,507

Pipelines 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A(a)	4.150		08/15/26		24,840	25,877,342
Energy Transfer Operating LP,
Gtd. Notes	4.650		06/01/21		510	509,479
Gtd. Notes(a)	5.000		05/15/50		7,845	6,970,964
Gtd. Notes(a)	5.150		03/15/45		3,815	3,382,135
Gtd. Notes	5.300		04/15/47		6,095	5,471,933
Gtd. Notes	6.125		12/15/45		9,480	9,228,591
Gtd. Notes(a)	6.250		04/15/49		40,460	40,414,159
Jr. Sub. Notes, Series G	7.125	(ff)	–	(rr)	65,450	52,138,611
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600		04/01/44		1,325	528,989
Enterprise Products Operating LLC,
Gtd. Notes(a)	3.700		01/31/51		2,670	2,532,628
Gtd. Notes	3.950		01/31/60		28,145	26,204,639
Gtd. Notes(a)	4.200		01/31/50		5,910	5,989,740
Gtd. Notes	4.900		05/15/46		28,346	30,172,872
Gtd. Notes(a)	5.100		02/15/45		8,500	9,340,070
Gtd. Notes, Series D(a)	4.875	(ff)	08/16/77		19,000	16,560,441
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750		07/15/23		6,290	5,911,210
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375		03/30/38		4,671	4,490,346
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500		09/01/39		1,260	1,454,711
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200		12/01/42		1,600	1,377,438
Sr. Unsec’d. Notes	4.200		03/15/45		2,830	2,449,446
Sr. Unsec’d. Notes	4.200		10/03/47		6,504	6,080,274
Sr. Unsec’d. Notes	4.250		02/01/21		5,500	5,537,585
Sr. Unsec’d. Notes	4.250		09/15/46		5,540	5,204,882
Sr. Unsec’d. Notes	5.150		10/15/43		14,820	15,399,190
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625		04/01/22		13,955	13,503,361
Gtd. Notes, 144A	3.900		04/01/24		20,820	20,662,751

See Notes to Financial Statements.

PGIM Total Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Midwest Connector Capital Co. LLC, (cont’d.)
Gtd. Notes, 144A	4.625%	04/01/29	5,980	$6,041,492
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	6,590	6,251,313
Sr. Unsec’d. Notes	4.500	04/15/38	26,340	23,384,955
Sr. Unsec’d. Notes(a)	5.200	03/01/47	2,081	1,984,322
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	945,616
ONEOK, Inc.,
Gtd. Notes(a)	3.400	09/01/29	35,655	29,744,361
Gtd. Notes	4.450	09/01/49	36,717	28,120,016
Gtd. Notes	4.950	07/13/47	59,765	49,282,810
Gtd. Notes	5.200	07/15/48	5,000	4,408,884
Gtd. Notes	6.000	06/15/35	4,200	3,902,282
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)	3.550	12/15/29	9,515	8,125,358
Sr. Unsec’d. Notes	4.650	10/15/25	5,470	5,168,893
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	902,487
Sr. Unsec’d. Notes	4.900	02/15/45	16,323	13,720,216
Sr. Unsec’d. Notes	5.150	06/01/42	700	597,740
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,398,149
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	7,035,638
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	5,760	5,685,352
Sunoco Logistics Partners Operations LP,
Gtd. Notes	5.300	04/01/44	4,150	3,698,042
Gtd. Notes	5.400	10/01/47	15,299	13,799,889
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	3,349	2,269,237
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	763,483
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	18,925	20,945,694
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	8,275,047
Western Midstream Operating LP,
Sr. Unsec’d. Notes(a)	3.950	06/01/25	8,315	7,388,143
Sr. Unsec’d. Notes(a)	4.000	07/01/22	700	682,368
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	2,860,034
Sr. Unsec’d. Notes(a)	5.450	04/01/44	875	665,940

See Notes to Financial Statements.

78

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750%	06/15/27	48,136	$48,109,493
Sr. Unsec’d. Notes(a)	3.900	01/15/25	18,456	18,741,579
Sr. Unsec’d. Notes	4.000	09/15/25	8,660	8,826,640
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	9,800,324
Sr. Unsec’d. Notes(a)	4.850	03/01/48	12,050	12,342,208
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,961,041

				683,222,833

Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,772,692
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	15,209,171

				23,981,863

Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	14,830	14,736,868
Sr. Unsec’d. Notes	4.125	05/15/29	22,019	22,042,640
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,610,030
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	3.350	09/01/24	1,260	1,163,059
Gtd. Notes	5.375	11/01/23	2,555	2,489,973
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25	8,835	9,074,943
Sr. Unsec’d. Notes	3.500	07/15/29	1,490	1,499,904
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	6,051,809
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	9,340	9,582,671
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27	2,800	2,855,212
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	13,790	13,935,976
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24	30,000	25,158,901
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23	12,040	11,967,452
Gtd. Notes	3.500	02/01/25	5,000	5,007,284

See Notes to Financial Statements.

PGIM Total Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP, (cont’d.)
Gtd. Notes	3.850%	04/01/27		31,660	$31,187,743
Gtd. Notes	4.400	01/15/29		5,000	5,077,757
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,239,561
Gtd. Notes, 144A	4.625	12/01/29		960	886,593
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20		13,220	13,212,583
Welltower, Inc.,
Sr. Unsec’d. Notes(a)	4.000	06/01/25		10,745	11,048,534
Sr. Unsec’d. Notes(a)	4.125	03/15/29		1,050	1,100,962
Sr. Unsec’d. Notes	4.250	04/01/26		16,080	16,787,206

					227,717,661

Retail 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	18,958,127
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22		2,450	171,118
Costco Wholesale Corp.,
Sr. Unsec’d. Notes	1.600	04/20/30		25,460	25,246,986
Sr. Unsec’d. Notes(a)	1.750	04/20/32		8,210	8,162,894
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50		21,425	24,964,357
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	2,300	2,156,296
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,000	2,964,474
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	11,718,999
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes (original cost $17,987,031; purchased 07/11/19-08/09/19)(f)	6.500	05/01/21		20,575	16,554,142
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750	10/01/25		4,930	2,844,550
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000	04/01/26		1,385	1,519,522
L Brands, Inc., Gtd. Notes	5.625	10/15/23		18,638	15,164,530
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22		265	220,157

See Notes to Financial Statements.

80

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37	860	$1,192,690
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	19,886	13,864,925
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes(a)	3.900	06/01/29	7,545	8,074,680
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	16,012	16,125,076
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	34,149	28,201,486
TJX Cos, Inc. (The), Sr. Unsec’d. Notes(a)	4.500	04/15/50	9,440	11,576,978
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.100	04/15/50	22,315	21,979,934
Walmart, Inc., Sr. Unsec’d. Notes(a)	3.250	07/08/29	24,225	27,580,085

				259,242,006

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,309,486

Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.000	01/15/22	7,950	8,098,046
Gtd. Notes	3.625	01/15/24	15,740	16,455,686
Broadcom, Inc., Gtd. Notes, 144A(a)	5.000	04/15/30	83,995	94,248,236
Microchip Technology, Inc., Sr. Sec’d. Notes	3.922	06/01/21	12,015	12,203,262
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	7,940	8,089,960
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22	6,600	6,823,973
Gtd. Notes, 144A	4.625	06/01/23	16,600	17,669,247
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150	05/01/27	7,190	7,264,464
Gtd. Notes, 144A	3.400	05/01/30	9,335	9,369,279

				180,222,153

See Notes to Financial Statements.

PGIM Total Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software 0.7%
CA, Inc., Sr. Unsec’d. Notes	3.600%		08/15/22		28,170	$28,561,315
Fidelity National Information Services, Inc., Gtd. Notes	0.750		05/21/23	EUR	8,200	9,020,902
Fiserv, Inc., Sr. Unsec’d. Notes	2.700		06/01/20		5,765	5,768,096
Infor US, Inc.,
Gtd. Notes	5.750		05/15/22	EUR	36,249	39,577,441
Gtd. Notes	6.500		05/15/22		15,000	15,014,619
Microsoft Corp.,
Sr. Unsec’d. Notes(a)	3.700		08/08/46		19,705	24,315,556
Sr. Unsec’d. Notes	3.950		08/08/56		5,965	7,825,747
Sr. Unsec’d. Notes	4.450		11/03/45		1,685	2,275,048
Sr. Unsec’d. Notes	4.500		02/06/57		7,050	10,095,189
Oracle Corp.,
Sr. Unsec’d. Notes	2.950		11/15/24		32,220	34,502,328
Sr. Unsec’d. Notes	2.950		05/15/25		52,640	56,394,665
Sr. Unsec’d. Notes	3.600		04/01/50		58,560	66,453,635
Sr. Unsec’d. Notes	3.800		11/15/37		18,205	20,680,746
Sr. Unsec’d. Notes	3.850		04/01/60		58,580	67,851,967

						388,337,254

Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	1.964	(c)	06/12/24		14,165	13,857,952
Sr. Unsec’d. Notes(a)	2.950		07/15/26		12,898	13,411,299
Sr. Unsec’d. Notes	3.400		05/15/25		10,513	11,142,013
Sr. Unsec’d. Notes	3.550		06/01/24		3,680	3,894,417
Sr. Unsec’d. Notes	3.600		07/15/25		2,300	2,463,113
Sr. Unsec’d. Notes(a)	3.800		02/15/27		5,960	6,421,507
Sr. Unsec’d. Notes	3.950		01/15/25		11,900	12,883,784
Sr. Unsec’d. Notes(a)	4.050		12/15/23		13,350	14,434,846
Sr. Unsec’d. Notes	4.125		02/17/26		4,170	4,579,444
Sr. Unsec’d. Notes(a)	4.300		02/15/30		15,660	17,637,792
Sr. Unsec’d. Notes(a)	4.350		06/15/45		10,550	11,551,224
Sr. Unsec’d. Notes	4.500		03/09/48		7,500	8,539,870
Sr. Unsec’d. Notes	4.550		03/09/49		48,362	55,307,621
Sr. Unsec’d. Notes	4.850		03/01/39		65,000	74,942,078
Sr. Unsec’d. Notes	4.900		08/15/37		18,690	21,558,207
Sr. Unsec’d. Notes	5.150		03/15/42		2,700	3,207,634
Sr. Unsec’d. Notes(a)	5.150		02/15/50		16,917	20,885,595
Sr. Unsec’d. Notes	5.250		03/01/37		12,650	14,985,045

See Notes to Financial Statements.

82

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.350%	09/01/40	19,474	$23,397,198
Sr. Unsec’d. Notes(a)	5.450	03/01/47	3,040	3,839,920
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	9,665	9,878,872
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	3,000	3,153,215
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000	03/15/27	1,250	1,074,581
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	123	120,979
Corning, Inc., Sr. Unsec’d. Notes	5.450	11/15/79	5,455	6,170,347
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes	8.250	12/30/22	926	553,784
Sr. Sec’d. Notes, 144A	8.250	12/30/22	1,003	599,833
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes	8.250	09/30/22	874	27,035
Sr. Unsec’d. Notes, 144A	8.250	09/30/22	947	29,293
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	10,040	3,913,066
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	24,000	14,468,959
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	43,745	45,715,473
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $1,601,875; purchased 01/31/20)(f)	5.500	08/01/23	2,000	1,088,523
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.125	05/01/23	2,975	2,976,551
Gtd. Notes	5.375	01/15/24	6,075	6,118,185
Sr. Sec’d. Notes, 144A	3.400	03/01/27	25,164	25,267,128
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	10,000	11,002,861
Sr. Unsec’d. Notes	4.600	05/23/29	26,200	29,611,142
Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32	29,250	41,111,862
Sprint Corp.,
Gtd. Notes(a)	7.625	02/15/25	20,250	23,372,781
Gtd. Notes	7.875	09/15/23	35,400	39,807,183
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.375	04/15/40	19,895	22,427,676
Sr. Sec’d. Notes, 144A(a)	4.500	04/15/50	26,495	30,659,279

See Notes to Financial Statements.

PGIM Total Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	3.150%	03/22/30		125,000	$138,228,770
Sr. Unsec’d. Notes	4.125	08/15/46		4,960	6,057,020
Sr. Unsec’d. Notes(a)	4.522	09/15/48		7,705	10,114,472
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	7,286,366
Sr. Unsec’d. Notes	4.862	08/21/46		9,085	12,264,999

					832,040,794

Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	714,989

Transportation 0.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,458,987
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,338,576
CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	72,275,665
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	39,192,481
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	5,581,242
FedEx Corp., Gtd. Notes	4.550	04/01/46		7,000	7,482,291
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		5,370	6,007,663
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20		3,700	3,729,398
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	6,989,386
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,355,857
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	60,401,349
Union Pacific Corp., Sr. Unsec’d. Notes	3.250	02/05/50		178,470	185,760,740
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		4,444	4,582,462

					401,156,097

See Notes to Financial Statements.

84

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300%	04/01/21	21,250	$21,465,186

Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	3,975	4,237,496
Sr. Unsec’d. Notes	3.750	09/01/47	4,980	5,688,425

				9,925,921

TOTAL CORPORATE BONDS (cost $19,709,492,635)				19,823,822,274

MUNICIPAL BONDS 0.8%

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	20,342,257
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	880,819
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	5,045	6,704,300
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	6,740,035
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	8,366,032
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	11,887,204
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,327,742
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	459,206
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,687,056
University of California,
Revenue Bonds, BABs	5.770	05/15/43	500	699,330
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,368,755
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	6,470,793
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,602,125

				71,535,654

See Notes to Financial Statements.

PGIM Total Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078%	12/01/40	1,000	$1,382,460
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	4,817,984

				6,200,444

Illinois 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,372,286
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	5,818,091
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	5,939,188
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,672,100
State of Illinois,
General Obligation Unlimited(a)	5.100	06/01/33	21,300	19,198,968
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	79,537,910

				121,538,543

Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,135,600

Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	11,016,944
Taxable, Revenue Bonds	3.384	12/01/40	19,800	20,499,731

				31,516,675

New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	24,526,939
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	20,199,208
Rutgers State University of New Jersey (The), Taxable, Revenue Bonds, BABs	5.665	05/01/40	1,350	1,791,369

				46,517,516

New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	896,511

See Notes to Financial Statements.

86

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725%	11/01/23	1,400	$1,544,508
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,247,202
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	2,185	3,386,160
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	23,093,544
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,476,080
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	11,334,355
Revenue Bonds	4.458	10/01/62	2,600	3,250,598

				49,228,958

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	9,634,879
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	400,280

				10,035,159

Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,863,650

Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	911,608

Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	571,920
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,424,454
University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	25,505	26,283,413

				34,279,787

See Notes to Financial Statements.

PGIM Total Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico 0.0%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Restructured, Series A-1	4.750%		07/01/53	2,250	$2,026,868
Revenue Bonds, Series A-1	5.000		07/01/58	27,600	25,778,952

					27,805,820

Texas 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985		02/01/39	1,000	1,376,160
Taxable, Revenue Bonds	4.427		02/01/42	6,480	7,582,054
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series B	3.922		12/31/49	20,905	21,280,662

					30,238,876

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179		09/01/2117	9,850	11,808,476

TOTAL MUNICIPAL BONDS (cost $424,324,988)					449,616,766

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/19	7	6,619
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	3.092	(c)	02/25/45	28	27,570
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	1.135	(c)	07/27/57	5,690	5,177,571
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.677	(c)	03/27/36	9,189	8,660,830
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.617	(c)	02/27/37	13,619	13,191,953
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.657	(c)	05/27/36	7,224	6,917,125
Banc of America Funding Trust,
Series 2005-D, Class A1	4.331	(cc)	05/25/35	41	39,362
Series 2006-I, Class 4A1	4.025	(cc)	10/20/46	35	26,063

See Notes to Financial Statements.

88

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Trust, (cont’d.)
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.651	%(c)	05/26/37	866	$821,508
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.473	(c)	09/26/45	1,779	1,741,697
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	0.652	(c)	09/29/36	9,865	9,077,570
Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	1,522	1,499,091
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500		10/25/31	2	2,158
Series 2004-E, Class 2A6	4.779	(cc)	06/25/34	269	246,396
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	3.818	(cc)	05/25/35	115	106,518
Series 2005-04, Class 23A2	3.818	(cc)	05/25/35	38	35,631
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	4.002	(cc)	02/25/33	3	3,026
Series 2005-04, Class 3A1	4.246	(cc)	08/25/35	184	164,341
Series 2007-03, Class 1A1	4.037	(cc)	05/25/47	247	220,895
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.187	(c)	10/25/27	501	497,426
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	04/25/28	22,533	21,726,438
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.837	(c)	08/25/28	12,110	11,595,168
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	08/25/28	19,650	17,107,946
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	10/25/28	27,216	25,620,580
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	04/25/29	16,245	15,870,559
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	10/25/29	48,363	47,053,236
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.487	(c)	10/25/29	60,817	55,468,066
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.979		09/15/21	356,159	349,855,394
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.081	(c)	11/01/23	172,071	172,627,959
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.804	(c)	04/25/24	112,226	114,161,168
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.087	(cc)	02/19/34	9,146	8,561,747
Series 2005-29, Class A1	5.750		12/25/35	571	446,169

See Notes to Financial Statements.

PGIM Total Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CHL Mortgage Pass-Through Trust, (cont’d.)
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)	3.711	%(c)	02/20/36	21	$16,768
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 2.000%)	4.485	(c)	12/25/57	83,650	83,604,761
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985	(c)	01/25/57	63,438	61,362,664
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	28,741	28,002,241
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	49,769	48,840,871
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.787	(cc)	09/25/47	5,553	4,805,273
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.637	(c)	09/25/31	10,847	9,857,382
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.587	(c)	10/25/39	20,090	17,368,122
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	2.537	(c)	01/25/40	26,509	19,995,052
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	3.162		09/25/57	30,818	29,433,048
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.382	(c)	10/25/46	21,775	20,437,679
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.706	(c)	09/25/45	82,930	78,637,166
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	2.347		12/25/59	80,385	80,384,982
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.187	(c)	11/25/28	23,531	22,353,759
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.287	(c)	04/25/29	13,279	12,452,552
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.637	(c)	10/25/30	8,300	7,446,048
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	1.168	(c)	10/18/30	1	688
Series 2001-29, Class Z	6.500		07/25/31	27	30,855
Series 2012-132, Class KI, IO	3.000		12/25/32	9,667	1,002,042
Series 2013-57, Class MI, IO	3.000		06/25/28	3,475	243,393
Series 2014-05, Class AI, IO	4.500		04/25/43	4,652	805,514
Series 2015-51, Class CI, IO	4.000		07/25/45	8,284	1,302,292
Series 2016-30, Class CI, IO	3.000		05/25/36	6,224	613,927

See Notes to Financial Statements.

90

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, (cont’d.)
Series 2016-74, Class GM	2.500%		09/25/43	24,375	$25,313,740
Series 2017-83, Class IO, IO	4.000		10/25/47	7,309	897,211
Series 2018-16, Class MB	3.500		07/25/46	12,885	13,537,549
Series 2018-24, Class BH	3.500		04/25/48	15,267	16,058,828
Series 2018-27, Class JA	3.000		12/25/47	20,182	21,055,283
Series 2018-49, Class LZ	3.500		07/25/48	11,728	12,852,872
Series 2018-58, Class BI, IO	4.000		08/25/48	7,673	709,193
Series 2019-08, Class Z	3.500		03/25/49	2,375	2,769,273
Series 2019-13, Class LZ	4.000		04/25/49	11,753	13,346,162
Series 2019-13, Class VA	4.000		02/25/32	7,363	8,011,867
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.270	(c)	07/25/44	110	114,521
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)	3.128	(c)	02/25/45	12	11,483
Freddie Mac REMICS,
Series 1628, Class LZ	6.500		12/15/23	8	8,945
Series 1935, Class JZ	7.000		02/15/27	53	60,036
Series 2241, Class PH	7.500		07/15/30	28	33,648
Series 3795, Class VZ	4.000		01/15/41	6,338	6,878,114
Series 3889, Class DZ	4.000		01/15/41	5,671	6,085,694
Series 4135, Class AI, IO	3.500		11/15/42	15,633	2,262,553
Series 4372, Class GI, IO	4.500		08/15/44	9,949	1,418,475
Series 4456, Class BI, IO	4.000		05/15/44	1,904	227,462
Series 4468, Class IO, IO	4.500		05/15/45	10,122	1,825,422
Series 4500, Class ZX	4.000		07/15/45	1,807	2,048,016
Series 4735, Class IM, IO	4.000		12/15/47	21,579	2,583,118
Series 4736, Class IP, IO	4.000		08/15/47	7,294	719,280
Series 4751, Class PI, IO	4.000		11/15/47	5,280	523,503
Series 4795, Class WQ	4.000		07/15/46	3,448	3,781,960
Series 4800, Class KL	4.000		11/15/45	7,592	8,008,916
Series 4801, Class ZD	4.000		06/15/48	4,318	4,879,095
Series 4802, Class EZ	4.000		06/15/48	10,006	10,895,554
Series 4831, Class BA	3.500		10/15/44	7,515	7,851,138
Series 4868, Class KL	4.000		12/15/45	24,731	26,165,034
Series 4870, Class K	4.000		04/15/49	66,676	71,650,114
Series 4903, Class ED	2.750		09/15/48	25,989	26,750,808
Series 4903, Class IP, IO	4.500		07/25/49	16,191	3,213,080
Series 4939, Class KT	3.000		07/15/48	37,000	38,530,690
Series 4946, Class KB	3.000		12/15/48	22,308	23,057,540
Freddie Mac Strips, Series 304, Class C54, IO	4.000		12/15/32	5,650	587,921

See Notes to Financial Statements.

PGIM Total Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.337	%(c)	10/25/27	5,287	$5,259,906
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.787	(c)	03/25/29	6,815	6,726,063
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)	2.737	(c)	11/25/28	1,226	1,225,170
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.837	(c)	03/25/29	4,599	4,556,585
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.787	(c)	04/25/29	10,572	10,523,206
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.437	(c)	10/25/49	5,000	4,246,972
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.237	(c)	09/25/48	9,682	9,629,280
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	01/25/49	1,750	1,552,997
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	02/25/50	24,120	17,860,230
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.587	(c)	03/25/50	4,300	3,006,277
GCAT LLC, Series 2019-04, Class A1, 144A	3.228		11/26/49	36,454	32,859,606
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	(cc)	07/20/43	2,897	3,078,244
Series 2015-064, Class IA, IO	4.000		05/20/45	21,236	3,011,920
Series 2015-165, Class IB, IO	3.500		11/20/42	9,368	999,146
Series 2016-001, Class ZP	3.000		01/20/46	6,384	6,956,191
Series 2016-069, Class B	3.000		05/20/46	37,768	39,957,373
Series 2016-161, Class PI, IO	3.500		06/20/46	45,802	5,564,537
Series 2017-101, Class AB	2.500		07/20/47	37,172	38,949,772
Series 2017-134, Class ZK	3.000		08/20/47	5,268	5,801,485
Series 2018-05, Class IB, IO	4.000		01/20/48	23,828	3,960,544
Series 2018-21, Class IH, IO	4.500		02/20/48	9,666	1,183,121
Series 2018-59, Class PZ	3.000		09/20/46	5,948	6,485,559
Series 2019-159, Class IJ, IO	3.500		12/20/49	23,121	3,625,218
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	01/26/37	1,072	1,057,688
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	01/26/37	6,300	5,997,410
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	10/26/36	6,610	6,243,521

See Notes to Financial Statements.

92

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSMSC Resecuritization Trust, (cont’d.)
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	%(c)	10/26/36	5,200	$4,722,019
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	10/25/28	6,460	6,110,459
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.137	(c)	05/25/29	9,838	9,272,616
Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.260%)	1.007	(c)	04/25/35	1,608	1,452,631
IndyMac ARM Trust, Series 2001-H02, Class A1	3.699	(cc)	01/25/32	2	1,855
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.667	(c)	07/25/37	3,371	2,998,958
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	3.769	(cc)	03/25/36	144	117,793
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000		06/25/59	26,724	24,875,219
Series 2019-PR01, Class A1, 144A	3.858		09/25/59	26,690	25,422,314
Series 2020-GS01, Class A1, 144A	2.882		10/25/59	32,713	30,863,611
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.485	(c)	04/01/24	20,997	20,103,530
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	18,073	18,636,596
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.437	(c)	02/25/30	6,250	6,001,345
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	02/25/30	24,000	21,335,381
MRA Issuance Trust,
Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964	(c)	05/31/20	402,700	400,686,500
Series 2019-03, Class A2, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964	(c)	05/31/20	73,393	73,393,200
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.385	(c)	12/08/20	273,439	273,303,224
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	27,861	29,112,681
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.237	(c)	01/25/48	31,396	30,288,217

See Notes to Financial Statements.

PGIM Total Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.037	%(c)	07/25/28	8,257		$8,047,978
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	07/25/29	2,376		2,337,392
Park Avenue Funding Trust, Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.938	(c)	08/27/21	12,825		12,825,081
Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	0.887	(c)	02/25/34	11		9,936
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.887	(c)	03/25/28	5,332		5,247,092
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	3.187	(c)	03/25/28	18,290		15,930,438
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.687	(c)	06/25/29	1,825		1,796,297
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)	2.536	(c)	09/29/31	7		6,592
RFMSI Trust, Series 2003-S09, Class A1	6.500		03/25/32	7		7,679
Station Place Securitization Trust, Series 2020-03, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)^	1.520	(c)	04/24/21	23,000		23,000,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	3.832	(cc)	02/25/34	101		93,821
Series 2004-18, Class 3A1	3.811	(cc)	12/25/34	8,197		7,527,176
Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	1.378	(c)	09/19/32	11		10,167
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.807	(cc)	07/25/32	—	(r)	148
Vendee Mortgage Trust,
Series 2011-01, Class DA	3.750		02/15/35	1,134		1,158,995
Series 2011-02, Class DZ	3.750		10/15/41	3,387		3,849,333
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)	0.907	(c)	06/25/44	1,291		1,195,782

See Notes to Financial Statements.

94

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
WaMu Mortgage Pass-Through Certificates Series Trust, (cont’d.)
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)	1.037	%(c)	07/25/44		2,060	$1,906,144
Series 2005-AR05, Class A6	4.140	(cc)	05/25/35		928	892,180
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.787	(cc)	02/25/33		1	498

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,137,035,298)						3,077,137,856

SOVEREIGN BONDS 13.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500		10/11/22		37,030	37,807,157
Albania Government International Bond (Albania), Bonds	2.708	(s)	08/31/25		91,274	86,319,345
Argentine Republic Government International Bond (Argentina),
Bonds	3.380	(cc)	12/31/38	EUR	17,020	4,893,983
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38	JPY	2,001,776	3,683,824
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	52,290	17,185,675
Sr. Unsec’d. Notes(a)	4.625		01/11/23		43,675	12,233,802
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	6,650	1,685,964
Sr. Unsec’d. Notes(a)	5.625		01/26/22		72,965	20,429,695
Sr. Unsec’d. Notes(a)	6.875		04/22/21		43,350	12,489,844
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	24,835	8,843,696
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	7,238	2,507,475
Sr. Unsec’d. Notes(a)	8.280		12/31/33		8,545	2,996,815
Sr. Unsec’d. Notes	8.280		12/31/33		722	246,285
Sr. Unsec’d. Notes	8.280		12/31/33		3,751	1,406,560
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		33,960	34,341,988
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		125,672	125,623,502
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875		04/01/21	EUR	43,550	47,910,691
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750		01/20/26	EUR	30,000	33,857,008
Sr. Unsec’d. Notes	3.875		08/05/20		3,000	3,022,736
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000		02/26/24		6,000	6,079,019
Sr. Unsec’d. Notes	4.375		07/12/21		19,496	19,800,712
Sr. Unsec’d. Notes	5.000		06/15/45		8,700	8,701,236

See Notes to Financial Statements.

PGIM Total Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia), (cont’d.)
Sr. Unsec’d. Notes	7.375%		09/18/37		1,015	$1,250,580
Sr. Unsec’d. Notes	8.375		02/15/27		900	981,404
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes(a)	5.500		04/04/23		33,934	36,663,871
Sr. Unsec’d. Notes(a)	6.000		01/26/24		78,845	87,955,380
Sr. Unsec’d. Notes	6.375		03/24/21		149,897	154,586,803
Sr. Unsec’d. Notes	6.625		07/14/20		54,300	54,658,038
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875		04/18/24		9,000	8,697,944
Sr. Unsec’d. Notes(a)	7.500		05/06/21		43,687	43,528,713
Sr. Unsec’d. Notes, 144A	5.500		01/27/25		6,000	5,612,103
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		6,400	5,766,418
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		1,667	1,660,641
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A(a)	6.588		02/21/28		10,875	9,964,814
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	30,010	28,931,289
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	35,625	33,182,946
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	35,295	32,496,236
Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	7.750		10/05/20		1,300	1,326,523
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375		08/05/26		8,420	8,267,474
Sr. Unsec’d. Notes, 144A	3.875		02/01/28		11,845	11,661,402
Sr. Unsec’d. Notes, EMTN	3.125		07/20/21		2,630	2,623,540
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950		02/15/26		34,303	45,643,222
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375		06/04/25		2,400	2,598,623
Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		12,400	13,426,220
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375		02/11/27		41,600	32,158,850
Hellenic Republic Government Bond (Greece),
Bonds	3.650	(cc)	02/24/23	EUR	14,883	17,184,516
Bonds	3.650	(cc)	02/24/24	EUR	6,776	7,931,847
Bonds	3.650	(cc)	02/24/25	EUR	10,187	12,055,448
Bonds	3.650	(cc)	02/24/26	EUR	37,022	44,501,711
Bonds	3.650	(cc)	02/24/27	EUR	22,236	26,972,576
Bonds	3.650	(cc)	02/24/28	EUR	33,176	40,613,971
Bonds	3.650	(cc)	02/24/29	EUR	13,664	16,746,561
Bonds	3.650	(cc)	02/24/30	EUR	27,480	33,937,548
Bonds	3.650	(cc)	02/24/31	EUR	8,968	11,129,093

See Notes to Financial Statements.

96

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.650	%(cc)	02/24/32	EUR	9,198	$11,556,967
Bonds	3.650	(cc)	02/24/33	EUR	16,796	21,219,657
Bonds	3.650	(cc)	02/24/34	EUR	7,238	9,397,602
Bonds	3.650	(cc)	02/24/35	EUR	7,150	9,260,985
Bonds	3.650	(cc)	02/24/36	EUR	15,733	20,689,487
Bonds	3.650	(cc)	02/24/37	EUR	10,387	13,639,949
Bonds	3.650	(cc)	02/24/38	EUR	11,346	14,891,483
Bonds	3.650	(cc)	02/24/39	EUR	7,821	10,343,647
Bonds	3.650	(cc)	02/24/40	EUR	6,088	8,028,008
Bonds	3.650	(cc)	02/24/41	EUR	8,422	11,171,590
Bonds	3.650	(cc)	02/24/42	EUR	8,875	11,998,405
Bonds	3.750		01/30/28	EUR	20,842	25,526,352
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	7,250	8,530,161
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	97,000	113,401,060
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	191,000	267,121,611
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	132,800	181,855,140
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500		05/28/24		22,500	23,747,516
Hong Kong Sukuk 2015 Ltd. (Hong Kong), Sr. Unsec’d. Notes	1.894		06/03/20		11,220	11,231,447
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375		02/21/23		61,526	66,538,288
Sr. Unsec’d. Notes(a)	5.375		03/25/24		10,612	11,815,555
Sr. Unsec’d. Notes	5.750		11/22/23		66,762	74,329,690
Sr. Unsec’d. Notes	6.375		03/29/21		195,948	203,668,510
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500		12/20/22	EUR	59,841	66,674,613
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900		02/14/27	EUR	23,162	22,615,493
Sr. Unsec’d. Notes	1.450		09/18/26	EUR	13,515	13,803,713
Sr. Unsec’d. Notes	1.750		04/24/25	EUR	290	305,085
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	55,614	63,382,386
Sr. Unsec’d. Notes	7.750		01/17/38		3,000	4,209,596
Sr. Unsec’d. Notes, 144A	7.750		01/17/38		2,500	3,507,997
Sr. Unsec’d. Notes, EMTN	2.150		07/18/24	EUR	1,750	1,897,432
Sr. Unsec’d. Notes, EMTN	2.625		06/14/23	EUR	34,000	37,470,838
Sr. Unsec’d. Notes, EMTN	2.875		07/08/21	EUR	87,100	96,403,020
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	29,251	34,298,538

See Notes to Financial Statements.

PGIM Total Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752%	03/09/23		9,216	$6,976,559
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,001,973
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		16,583	12,553,415
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,115,491
Sr. Unsec’d. Notes	3.150	06/30/23		10,000	10,529,811
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,358,782
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	55,250	65,723,306
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	7,438,622
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	29,181,513
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,215,916
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,263,077
Gov’t. Gtd. Notes	2.125	07/21/20		6,200	6,219,330
Gov’t. Gtd. Notes(a)	2.125	02/10/25		15,000	15,812,533
Gov’t. Gtd. Notes	2.375	11/16/22		850	884,457
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	32,645,648
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,302,141
Gov’t. Gtd. Notes(a)	3.375	07/31/23		2,800	3,027,948
Gov’t. Gtd. Notes(a)	3.375	10/31/23		5,600	6,085,088
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,991,786
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,735,278
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		5,800	5,823,756
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		4,200	4,252,903
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,853,100
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	46,760,923
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,906,205
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,317,775
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		11,000	11,045,055
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,245,083
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,355,052
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,984,983
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	46,701,515
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	9,155,460
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,532,119
Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	30,713,009

See Notes to Financial Statements.

98

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750%		03/20/22		102,000	$104,251,049
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	5.250		06/16/21		28,119	29,144,388
Sr. Unsec’d. Notes, EMTN	2.625		01/21/21	EUR	600	669,728
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125		03/09/21		126,068	130,998,787
Sr. Unsec’d. Notes	6.625		02/01/22		195,634	212,977,478
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750		03/16/25		3,700	3,897,321
Sr. Unsec’d. Notes	9.375		01/16/23		10,800	12,730,601
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750		03/01/30	EUR	36,700	46,853,615
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500		02/02/30		3,500	5,580,313
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125		10/15/24		669,380	760,149,166
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 6 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.050	(c)	08/12/21	EUR	3,800	4,243,344
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	2.200		07/26/22		6,355	6,559,317
Sr. Unsec’d. Notes	3.300		03/15/28		39,270	45,240,042
Sr. Unsec’d. Notes, EMTN	1.000		11/15/21	GBP	1,700	2,154,529
Province of British Columbia (Canada),
Bonds	7.250		09/01/36		16,530	29,324,441
Sr. Unsec’d. Notes(a)	6.500		01/15/26		24,696	32,122,300
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125		05/04/22		9,555	9,841,344
Sr. Unsec’d. Notes(a)	2.125		06/22/26		2,700	2,883,603
Sr. Unsec’d. Notes, Series GX	2.600		04/16/24		3,120	3,343,854
Province of Nova Scotia (Canada),
Debentures	8.250		07/30/22		6,400	7,428,724
Debentures	8.750		04/01/22		1,990	2,280,237
Province of Ontario (Canada), Sr. Unsec’d. Notes(a)	3.400		10/17/23		10,690	11,679,119
Province of Quebec (Canada),
Debentures, Series NJ	7.500		07/15/23		705	853,992
Debentures, Series NN	7.125		02/09/24		4,390	5,392,927
Sr. Unsec’d. Notes, Series PD	7.500		09/15/29		5,020	7,742,068
Unsec’d. Notes, MTN	6.350		01/30/26		3,683	4,769,007
Unsec’d. Notes, MTN	7.140		02/27/26		6,050	7,991,301

See Notes to Financial Statements.

PGIM Total Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Province of Quebec (Canada), (cont’d.)
Unsec’d. Notes, MTN	7.295%		07/22/26		474	$652,167
Unsec’d. Notes, MTN	7.365		03/06/26		82	110,234
Unsec’d. Notes, MTN	7.380		04/09/26		100	136,986
Unsec’d. Notes, MTN	7.485		03/02/26		11,700	15,680,111
Province of Saskatchewan (Canada), Debentures	8.500		07/15/22		6,055	7,081,617
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		12,615	3,421,235
Sr. Unsec’d. Notes, 144A(a)	9.950		06/09/21		20,590	5,585,856
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500		01/20/22		10,000	10,474,699
Sr. Unsec’d. Notes	6.400		01/20/40		1,950	2,757,766
Sr. Unsec’d. Notes, 144A	4.817		03/14/49		13,010	15,605,721
Sr. Unsec’d. Notes, 144A	5.103		04/23/48		20,705	25,742,574
Repubic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	1.737	(s)	02/20/31	EUR	14,400	12,657,435
Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes	—	(p)	06/22/22	EUR	2,231	2,415,819
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375		10/17/24		122,130	119,529,968
Sr. Unsec’d. Notes	2.875		10/17/29		139,900	131,904,483
Sr. Unsec’d. Notes	4.000		10/17/49		4,500	4,070,520
Sr. Unsec’d. Notes	6.875		09/27/23		182,632	206,764,021
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	1,380	1,512,431
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	27,525	30,849,880
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	109,380	168,755,364
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		73,614	84,178,350
Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.486	(s)	03/27/23		4,000	3,717,908
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000		03/17/23		10,000	10,469,297
Sr. Unsec’d. Notes(a)	5.000		03/23/22		29,643	31,671,936
Sr. Unsec’d. Notes	5.125		04/21/21		15,005	15,581,268
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750		07/24/26	EUR	600	615,593

See Notes to Financial Statements.

100

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of South Africa Government International Bond (South Africa), (cont’d.)
Sr. Unsec’d. Notes(a)	4.850%	09/27/27		20,000	$17,980,749
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,255,511
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	5,275,139
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,022,673
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	29,390,064
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	8,109,549
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,166,724
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	23,760,556
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	23,290,594
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	45,050,588
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	994,494
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		106,090	112,612,324
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,074,563
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,011,427
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	4,630	4,400,347
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	7.250	09/28/21		251,861	263,819,567
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	2,932,946
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		36,724	38,716,008
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		261,303	294,423,343
Sr. Unsec’d. Notes	5.500	10/26/22		1,200	1,311,701
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	10,128,867
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875	07/25/22		10,940	6,875,817
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,182,308
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,711,882
Sr. Unsec’d. Notes	2.125	05/19/20		6,550	6,552,863
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,070,604
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,455,765
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,727,088
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,809,193
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,647,218

See Notes to Financial Statements.

PGIM Total Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Transport for London (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.250%		08/09/22	GBP	1,000	$1,298,169
Sr. Unsec’d. Notes, EMTN	5.000		03/31/35	GBP	89,400	155,262,103
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625		03/30/21		19,910	20,034,876
Sr. Unsec’d. Notes	7.000		06/05/20		21,790	21,832,204
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750		09/01/20		4,900	4,762,968
Sr. Unsec’d. Notes	7.750		09/01/21		14,785	14,256,434
Sr. Unsec’d. Notes	7.750		09/01/23		4,000	3,802,924
Sr. Unsec’d. Notes	8.994		02/01/24		4,635	4,530,177
Sr. Unsec’d. Notes, 144A	4.375		01/27/30	EUR	58,755	49,632,933
Sr. Unsec’d. Notes, 144A	7.750		09/01/20		35,309	34,321,559
Sr. Unsec’d. Notes, 144A	7.750		09/01/21		420	404,985
Sr. Unsec’d. Notes, 144A	7.750		09/01/22		58,190	55,635,407
Sr. Unsec’d. Notes, 144A	7.750		09/01/23		10,000	9,507,310
Sr. Unsec’d. Notes, 144A	8.994		02/01/24		10,360	10,125,703
Sr. Unsec’d. Notes, 144A	9.750		11/01/28		23,600	23,182,961
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975		04/20/55		9,466	10,697,081
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646		07/06/21		3,260	3,370,765
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903		06/24/20		8,000	7,983,712

TOTAL SOVEREIGN BONDS (cost $7,249,386,012)						7,116,473,327

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.6%
Fannie Mae Principal Strip, MTN	3.186	(s)	05/15/30		9,041	7,816,923
Fannie Mae Strips Interest	1.995	(s)	11/15/26		176	159,860
Fannie Mae Strips Interest	2.408	(s)	05/15/27		18,594	16,440,102
Fannie Mae Strips Interest	2.967	(s)	05/15/30		1,613	1,345,804
Fannie Mae Strips Interest	3.010	(s)	11/15/29		237	198,372
Fannie Mae Strips Interest	3.017	(s)	07/15/30		1,542	1,287,464
Fannie Mae Strips Interest	3.045	(s)	11/15/30		314	244,915
Fannie Mae Strips Interest	3.052	(s)	07/15/29		4,091	3,569,504
Fannie Mae Strips Interest	3.064	(s)	11/15/27		360	317,275
Fannie Mae Strips Interest, Debentures	1.819	(s)	02/07/26		1,246	1,156,296
Fannie Mae Strips Interest, Notes	1.747	(s)	01/15/29		1,459	1,290,005
Fannie Mae Strips Principal	3.073	(s)	01/15/30		2,597	2,280,864
Fannie Mae Strips Principal	3.521	(s)	07/15/37		7,295	5,140,775
Fannie Mae Strips Principal, MTN	2.062	(s)	10/08/27		20,275	18,218,968
Fannie Mae Strips Principal, MTN	2.502	(s)	03/23/28		8,456	7,519,687
Federal Farm Credit Bank	3.000		01/14/30		541	615,395

See Notes to Financial Statements.

102

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	3.200%		11/29/32	22,500	$23,932,716
Federal Home Loan Bank	3.250		11/16/28	26,500	31,342,406
Federal Home Loan Mortgage Corp.	2.500		11/01/49	8,325	8,709,991
Federal Home Loan Mortgage Corp.	3.500		02/01/47	2,132	2,333,368
Federal Home Loan Mortgage Corp.	4.500		09/01/39	793	880,737
Federal Home Loan Mortgage Corp.	5.000		01/01/39	72	81,676
Federal Home Loan Mortgage Corp.	5.000		07/01/40	114	129,355
Federal Home Loan Mortgage Corp.	5.500		06/01/31	2	1,782
Federal Home Loan Mortgage Corp.	5.500		10/01/33	296	340,617
Federal Home Loan Mortgage Corp.	5.500		07/01/34	4	4,871
Federal Home Loan Mortgage Corp.	6.000		10/01/32	15	17,187
Federal Home Loan Mortgage Corp.	6.000		12/01/32	9	10,669
Federal Home Loan Mortgage Corp.	6.000		02/01/33	9	10,660
Federal Home Loan Mortgage Corp.	6.000		11/01/33	83	92,614
Federal Home Loan Mortgage Corp.	6.000		01/01/34	51	58,632
Federal Home Loan Mortgage Corp.	6.000		12/01/36	2	2,143
Federal Home Loan Mortgage Corp.(k)	6.250		07/15/32	30,948	48,831,850
Federal Home Loan Mortgage Corp.	6.500		07/01/32	2	1,927
Federal Home Loan Mortgage Corp.	6.500		07/01/32	2	2,302
Federal Home Loan Mortgage Corp.	6.500		08/01/32	2	2,094
Federal Home Loan Mortgage Corp.	6.500		08/01/32	4	4,137
Federal Home Loan Mortgage Corp.	6.500		08/01/32	4	4,620
Federal Home Loan Mortgage Corp.	6.500		08/01/32	4	4,713
Federal Home Loan Mortgage Corp.	6.500		09/01/32	23	25,885
Federal Home Loan Mortgage Corp.	6.500		11/01/33	25	28,738
Federal Home Loan Mortgage Corp.(k)	6.750		09/15/29	23,116	34,620,293
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31	52,373	82,277,941
Federal Home Loan Mortgage Corp.	7.000		09/01/32	29	30,331
Federal Home Loan Mortgage Corp.	8.500		08/01/24	2	1,741
Federal Home Loan Mortgage Corp.	8.500		11/01/24	1	888
Federal Home Loan Mortgage Corp., MTN	(3.936	)(s)	12/17/29	1,485	1,309,240
Federal Home Loan Mortgage Corp., MTN	(3.586	)(s)	12/14/29	4,500	3,911,759
Federal Home Loan Mortgage Corp., Notes, MTN	(2.295	)(s)	11/15/38	10,000	6,922,259
Federal Judiciary Office Building Trust	2.094	(s)	02/15/24	325	310,448
Federal Judiciary Office Building Trust, Notes	1.948	(s)	02/15/21	3	2,977
Federal Judiciary Office Building Trust, Notes	2.135	(s)	08/15/22	5	4,882
Federal National Mortgage Assoc.	(4.021	)(s)	03/17/31	794	674,381
Federal National Mortgage Assoc.(k)	1.875		09/24/26	55,080	58,613,993
Federal National Mortgage Assoc.(k)	2.125		04/24/26	13,022	14,100,347
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 11.593%, Floor 2.952%)	3.213	(c)	05/01/36	9	8,939
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap 10.400%, Floor 1.400%)	3.271	(c)	09/01/40	14	13,946

See Notes to Financial Statements.

PGIM Total Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.251% (Cap 12.941%, Floor 3.012%)	3.457	%(c)	05/01/36		4		$4,045
Federal National Mortgage Assoc.	4.000		12/01/40		148		162,908
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 12.788%, Floor 4.495%)	4.495	(c)	01/01/28		2		1,983
Federal National Mortgage Assoc.	4.500		01/01/25		48		51,593
Federal National Mortgage Assoc.	4.500		02/01/33		7		7,383
Federal National Mortgage Assoc.	4.500		08/01/33		5		5,010
Federal National Mortgage Assoc.	4.500		08/01/40		9,337		10,376,428
Federal National Mortgage Assoc.	5.000		03/01/34		638		728,355
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	11,098		19,229,481
Federal National Mortgage Assoc.	5.500		07/01/33		17		18,174
Federal National Mortgage Assoc.	5.500		08/01/33		1		554
Federal National Mortgage Assoc.	5.500		10/01/33		54		60,429
Federal National Mortgage Assoc.	5.500		11/01/33		8		9,215
Federal National Mortgage Assoc.	5.500		01/01/34		11		12,509
Federal National Mortgage Assoc.	5.500		04/01/34		5		5,322
Federal National Mortgage Assoc.	5.500		04/01/34		21		24,541
Federal National Mortgage Assoc.	5.500		04/01/34		93		106,168
Federal National Mortgage Assoc.	5.500		05/01/34		5		5,192
Federal National Mortgage Assoc.	5.500		05/01/34		24		27,136
Federal National Mortgage Assoc.	5.500		05/01/34		72		78,987
Federal National Mortgage Assoc.	5.500		03/01/35		1,122		1,272,319
Federal National Mortgage Assoc.	6.000		09/01/32		—	(r)	167
Federal National Mortgage Assoc.	6.000		11/01/32		4		4,131
Federal National Mortgage Assoc.	6.000		03/01/33		2		2,413
Federal National Mortgage Assoc.	6.000		10/01/33		4		4,180
Federal National Mortgage Assoc.	6.000		11/01/33		160		180,294
Federal National Mortgage Assoc.	6.000		02/01/34		138		159,032
Federal National Mortgage Assoc.	6.000		11/01/34		22		25,574
Federal National Mortgage Assoc.	6.000		11/01/34		44		51,055
Federal National Mortgage Assoc.	6.000		01/01/35		42		47,135
Federal National Mortgage Assoc.	6.000		04/01/36		1		1,525
Federal National Mortgage Assoc.	6.000		04/01/36		6		6,741
Federal National Mortgage Assoc.	6.000		04/01/36		11		12,113
Federal National Mortgage Assoc.	6.000		06/01/37		15		17,272
Federal National Mortgage Assoc.(k)	6.250		05/15/29		23,685		34,244,380
Federal National Mortgage Assoc.	6.500		09/01/21		1		1,440
Federal National Mortgage Assoc.	6.500		07/01/32		11		12,936
Federal National Mortgage Assoc.	6.500		08/01/32		11		12,823
Federal National Mortgage Assoc.	6.500		09/01/32		1		1,167
Federal National Mortgage Assoc.	6.500		09/01/32		34		39,554
Federal National Mortgage Assoc.	6.500		09/01/32		35		40,724

See Notes to Financial Statements.

104

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%		09/01/32	55		$65,672
Federal National Mortgage Assoc.	6.500		10/01/32	28		32,288
Federal National Mortgage Assoc.	6.500		04/01/33	45		52,573
Federal National Mortgage Assoc.(k)	6.625		11/15/30	56,974		88,027,283
Federal National Mortgage Assoc.	7.000		05/01/32	18		18,969
Federal National Mortgage Assoc.	7.000		06/01/32	8		9,451
Federal National Mortgage Assoc.(k)	7.125		01/15/30	7,255		11,215,022
Freddie Mac Strips Coupon	2.674	(s)	03/15/30	200		170,943
Freddie Mac Strips Coupon	2.855	(s)	01/15/21	6,207		6,168,204
Freddie Mac Strips Coupon	2.860	(s)	03/15/21	176		174,963
Freddie Mac Strips Coupon	3.201	(s)	01/15/32	1,526		1,209,492
Freddie Mac Strips Coupon	3.221	(s)	07/15/32	1,550		1,217,277
Freddie Mac Strips Coupon, Notes	1.371	(s)	03/15/31	2,500		2,120,503
Freddie Mac Strips Coupon, Notes	1.747	(s)	01/15/29	3,000		2,666,596
Freddie Mac Strips Principal	2.903	(s)	07/15/32	3,409		2,871,110
Government National Mortgage Assoc.	3.000		01/15/45	129		137,293
Government National Mortgage Assoc.	3.000		03/15/45	37		39,420
Government National Mortgage Assoc.	3.000		03/15/45	245		260,824
Government National Mortgage Assoc.	3.500		10/15/40	296		317,614
Government National Mortgage Assoc.	3.500		12/20/47	15,736		16,812,584
Government National Mortgage Assoc.	4.000		11/20/48	1,616		1,738,871
Government National Mortgage Assoc.	4.500		02/20/41	2,227		2,452,054
Government National Mortgage Assoc.	5.000		08/20/39	673		754,627
Government National Mortgage Assoc.	6.000		01/15/33	21		23,499
Government National Mortgage Assoc.	6.000		03/15/33	6		6,511
Government National Mortgage Assoc.	6.000		05/15/33	6		7,015
Government National Mortgage Assoc.	6.000		06/15/33	5		5,832
Government National Mortgage Assoc.	6.000		12/15/33	15		17,068
Government National Mortgage Assoc.	6.500		09/15/32	36		40,593
Government National Mortgage Assoc.	6.500		09/15/32	65		73,942
Government National Mortgage Assoc.	6.500		11/15/33	45		52,233
Government National Mortgage Assoc.	6.500		11/15/33	139		152,704
Government National Mortgage Assoc.	6.500		07/15/38	1		1,550
Government National Mortgage Assoc.	8.000		08/20/31	—	(r)	193
Government National Mortgage Assoc.	8.500		06/15/30	—	(r)	202
Government National Mortgage Assoc.	8.500		08/20/30	2		2,470
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t. Gtd. Notes	3.000		06/30/25	250		281,045
Indonesia Government AID Bond, Gov’t. Gtd. Notes	6.650		07/15/29	15,857		20,375,316
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500		04/26/24	877		1,052,844
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.877	(s)	08/15/26	23,470		22,050,518
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.979	(s)	11/15/26	6,692		6,260,895
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.305	(s)	11/01/24	6,769		6,545,615
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.347	(s)	11/01/23	969		944,520
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.975	(s)	02/15/26	2,800		2,692,770

See Notes to Financial Statements.

PGIM Total Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.005	%(s)	02/15/21		1,500	$1,491,398
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.018	(s)	11/15/26		2,800	2,619,621
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.119	(s)	11/01/24		1,000	963,812
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500		12/04/23		4,645	5,492,029
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500		09/18/33		21,356	31,524,872
New Valley Generation II, Pass-Through Certificates	5.572		05/01/20		179	179,222
New Valley Generation IV, Pass-Through Certificates	4.687		01/15/22		243	248,382
New Valley Generation V, Pass-Through Certificates	4.929		01/15/21		486	495,643
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	07/17/21		26,664	28,588,509
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	07/17/23		7,400	8,439,252
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	01/24/25		16,600	17,606,627
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090		05/15/28		2,465	2,556,750
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000		10/05/34		6,777	7,660,341
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190		10/05/34		2,905	3,330,639
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490		12/20/29		159	177,778
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820		12/20/32		104	120,408
Residual Funding Corp., Strips Principal	1.394	(s)	01/15/30		3,500	3,044,308
Resolution Funding Corp., Unsec’d. Notes	8.625		01/15/30		294	494,698
Resolution Funding Corp., Strips Interest, Bonds	1.923	(s)	04/15/27		113	103,376
Resolution Funding Corp., Strips Interest, Bonds	1.970	(s)	01/15/29		300	265,298
Resolution Funding Corp., Strips Interest, Bonds	2.450	(s)	01/15/30		1,517	1,327,960
Resolution Funding Corp., Strips Interest, Bonds	2.912	(s)	04/15/28		12,430	11,107,320
Resolution Funding Corp., Strips Interest, Bonds	2.931	(s)	01/15/28		9,795	8,812,536
Resolution Funding Corp., Strips Interest, Bonds	3.092	(s)	10/15/27		9,714	8,809,902
Resolution Funding Corp., Strips Interest, Bonds	3.463	(s)	04/15/30		20,677	17,893,041
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875		02/01/27		5,675	6,316,438
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350		06/07/21	GBP	2,000	2,646,770
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980		04/01/36		790	1,239,263
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235		07/15/45		5,022	5,076,570
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750		11/01/25		2,459	3,233,190
Tennessee Valley Authority Generic Strip, Bonds	0.983	(s)	01/15/26		322	300,221
Tennessee Valley Authority Generic Strip, Bonds	1.886	(s)	09/15/39		575	370,088
Tennessee Valley Authority Generic Strip, Bonds	1.887	(s)	07/15/20		300	299,275
Tennessee Valley Authority Generic Strip, Bonds	2.338	(s)	09/15/27		2,037	1,824,104
Tennessee Valley Authority Generic Strip, Bonds	2.698	(s)	06/15/29		1,400	1,212,372
Tennessee Valley Authority Principal Strip, Bonds	3.874	(s)	06/15/35		1,300	1,020,227
Tennessee Valley Authority Strips Principal, Bonds	2.827	(s)	11/01/25		110	103,326

See Notes to Financial Statements.

106

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Strips Principal, Bonds	2.950	%(s)	05/01/30	15,733	$13,328,856
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.937	(s)	09/15/24	1,999	1,912,636

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $783,549,088)					855,672,678

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Bonds	2.000		02/15/50	185	217,375
U.S. Treasury Bonds(a)	2.375		11/15/49	192,615	243,597,783
U.S. Treasury Bonds(k)	2.500		02/15/45	20,920	26,287,288
U.S. Treasury Bonds(k)	2.750		11/15/47	22,000	29,397,500
U.S. Treasury Bonds(k)	2.875		08/15/45	5,405	7,260,435
U.S. Treasury Bonds	3.000		05/15/45	600	820,406
U.S. Treasury Bonds(a)(k)	3.125		02/15/43	155,465	213,327,130
U.S. Treasury Bonds(a)(h)(k)	3.375		05/15/44	633,625	910,142,910
U.S. Treasury Bonds(a)(k)	3.625		08/15/43	102,080	150,998,650
U.S. Treasury Bonds(a)	3.750		11/15/43	108,315	163,454,105
U.S. Treasury Notes	0.375		04/30/25	15,770	15,783,552
U.S. Treasury Notes	0.500		03/31/25	8,866	8,925,568
U.S. Treasury Notes(a)	0.625		03/31/27	74,570	75,047,714
U.S. Treasury Notes(a)	1.125		02/28/22	26,805	27,255,240
U.S. Treasury Notes	1.500		01/31/27	10	10,647
U.S. Treasury Notes(a)	1.500		02/15/30	26,775	28,950,469
U.S. Treasury Notes(k)	1.750		05/15/23	47,750	49,895,020
U.S. Treasury Notes(k)	1.750		12/31/24	9,885	10,522,119
U.S. Treasury Notes	2.000		02/15/25	5,165	5,564,480
U.S. Treasury Notes(a)	2.000		08/15/25	34,030	36,856,085
U.S. Treasury Notes(a)(k)	2.125		11/30/23	40,000	42,600,000
U.S. Treasury Notes	2.125		07/31/24	2,440	2,623,572
U.S. Treasury Notes(a)(k)	2.125		05/15/25	114,820	124,768,077
U.S. Treasury Notes	2.250		11/15/24	18,100	19,641,328
U.S. Treasury Notes	2.250		11/15/25	19,550	21,486,672
U.S. Treasury Notes(a)	2.375		08/15/24	50,680	55,059,069
U.S. Treasury Notes(a)(k)	2.500		05/15/24	69,160	75,184,485
U.S. Treasury Notes(k)	2.875		05/15/28	2,690	3,173,359
U.S. Treasury Strips Coupon(a)(k)	1.820	(s)	08/15/27	50,000	47,636,719
U.S. Treasury Strips Coupon(k)	1.872	(s)	05/15/31	13,800	12,546,680
U.S. Treasury Strips Coupon	1.877	(s)	11/15/41	12,685	9,475,596
U.S. Treasury Strips Coupon(k)	1.888	(s)	08/15/29	13,800	12,841,547
U.S. Treasury Strips Coupon(k)	1.960	(s)	02/15/32	40,000	36,006,250
U.S. Treasury Strips Coupon	2.010	(s)	11/15/29	20,000	18,592,188
U.S. Treasury Strips Coupon(k)	2.057	(s)	11/15/38	69,525	55,720,485
U.S. Treasury Strips Coupon(a)(h)	2.059	(s)	02/15/39	220,490	175,952,742
U.S. Treasury Strips Coupon(k)	2.060	(s)	11/15/30	16,000	14,631,250

See Notes to Financial Statements.

PGIM Total Return Bond Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	2.089	%(s)	11/15/35	19,135	$16,225,135
U.S. Treasury Strips Coupon(k)	2.132	(s)	11/15/28	17,440	16,373,844
U.S. Treasury Strips Coupon(a)(k)	2.149	(s)	05/15/39	244,985	194,523,832
U.S. Treasury Strips Coupon(k)	2.162	(s)	05/15/29	42,370	39,660,637
U.S. Treasury Strips Coupon(k)	2.251	(s)	08/15/40	27,600	21,231,516
U.S. Treasury Strips Coupon(k)	2.346	(s)	11/15/40	4,545	3,473,907
U.S. Treasury Strips Coupon	2.377	(s)	05/15/42	11,235	8,313,022
U.S. Treasury Strips Coupon(a)	2.394	(s)	11/15/43	124,950	89,334,369
U.S. Treasury Strips Coupon(a)	2.405	(s)	08/15/44	35,000	24,677,735
U.S. Treasury Strips Coupon(k)	2.602	(s)	11/15/26	42,700	41,017,020
U.S. Treasury Strips Principal(a)	2.237	(s)	11/15/44	62,535	44,754,052

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,988,406,719)					3,231,839,564

				Shares
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,959,837)				146,034	471,877

PREFERRED STOCKS 0.0%

Banks 0.0%
Citigroup Capital XIII, 7.130%				22,000	588,940

Capital Markets 0.0%
State Street Corp. 5.350%(a)				315,000	8,530,200

TOTAL PREFERRED STOCKS (cost $8,425,000)					9,119,140

TOTAL LONG-TERM INVESTMENTS (cost $53,073,938,783)					52,886,914,739

SHORT-TERM INVESTMENTS 10.9%

AFFILIATED MUTUAL FUNDS 10.8%
PGIM Core Short-Term Bond Fund(w)				22,002,200	200,000,000
PGIM Core Ultra Short Bond Fund(w)				1,911,654,587	1,911,654,587

See Notes to Financial Statements.

108

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $3,793,051,650; includes $3,790,186,348 of cash collateral for securities on loan)(b)(w)	3,796,653,975	$3,795,894,644

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,904,706,237)		5,907,549,231

OPTIONS PURCHASED*~ 0.1% (cost $11,631,999)		30,734,179

TOTAL SHORT-TERM INVESTMENTS (cost $5,916,338,236)		5,938,283,410

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.0% (cost $58,990,277,019)		58,825,198,149

OPTIONS WRITTEN*~ (0.0)% (premiums received $17,378,955)		(13,644,548)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 108.0% (cost $58,972,898,064)		58,811,553,601
Liabilities in excess of other assets(z) (8.0)%		(4,351,143,659)

NET ASSETS 100.0%		$54,460,409,942

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

See Notes to Financial Statements.

PGIM Total Return Bond Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GMTN—Global Medium Term Note

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements.

110

T—Swap payment upon termination

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,168,437,380 and 2.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,711,683,220; cash collateral of $3,790,186,348 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $19,588,906. The aggregate value of $17,642,665 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	89,496	$1,551,192
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	231,722	3,752,032
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	451,251	7,418,509
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	457,600	7,758,661
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	90,553	1,352,433

Total OTC Traded (cost $531,999)							$21,832,827

See Notes to Financial Statements.

PGIM Total Return Bond Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.IG.34.V1, 06/20/25	Call	Morgan Stanley &Co. International PLC	06/17/20	0.88%	1.00	%(Q)	CDX.NA.IG .34.V1	(Q)	1,000,000	$4,450,676
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	06/17/20	0.88%	1.00	%(Q)	CDX.NA.IG .34.V1	(Q)	1,000,000	4,450,676

Total OTC Swaptions (cost $11,100,000)										$8,901,352

Total Options Purchased (cost $11,631,999)										$30,734,179

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—	448,300	$(151,348)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$76.00	—	50,000	(424,958)

Total OTC Traded (premiums received $3,900,650)							$(576,306)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#		Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$95.00	5.00	%(Q)	CDX.NA.HY .33.V1	(Q)		80,000	$(3,450,411)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	12/16/20	2.50%	1.00	%(Q)	CDX.NA.IG .33.V1	(Q)		500,000	(1,342,243)
CDX.NA.IG.34.V1, 06/20/25	Put	Morgan Stanley &Co. International PLC	06/17/20	1.40%	1.00	%(Q)	CDX.NA.IG .34.V1	(Q)		1,000,000	(1,061,664)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	06/17/20	1.40%	1.00	%(Q)	CDX.NA.IG .34.V1	(Q)		1,000,000	(1,061,664)
iTraxx.EUR.32.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	2.00%	1.00	%(Q)	iTraxx.EUR .32.V1	(Q)	EUR	1,000,000	(422,215)
iTraxx.EUR.32.V1, 12/20/24	Put	Goldman Sachs International	12/16/20	2.50%	1.00	%(Q)	iTraxx.EUR .32.V1	(Q)	EUR	500,000	(1,625,213)

See Notes to Financial Statements.

112

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.32.V1, 12/20/24	Put	Goldman Sachs International	05/20/20	4.50%	5.00%(Q)	iTraxx.XO. 32.V1(Q)	EUR	185,000	$(4,104,832)

Total OTC Swaptions (premiums received $13,478,305)									$(13,068,242)

Total Options Written (premiums received $17,378,955)									$(13,644,548)

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
43,507	5 Year U.S.Treasury Notes	Jun. 2020	$5,459,448,921	$189,103,269
8,013	10 Year U.S. Ultra Treasury Notes	Jun. 2020	1,258,291,406	83,574,585
273	20 Year U.S. Treasury Bonds	Jun. 2020	49,421,531	(189,890)
25,539	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	5,740,688,344	574,423,393

				846,911,357

Short Positions:
98,290	2 Year U.S.Treasury Notes	Jun. 2020	21,666,034,034	(246,147,895)
2,245	5 Year Euro-Bobl	Jun. 2020	334,461,913	(1,238,422)
4,234	10 Year Euro-Bund	Jun. 2020	809,325,355	(9,591,359)
42,587	10 Year U.S. Treasury Notes	Jun. 2020	5,922,254,688	(10,787,965)
2,688	Euro Schatz Index	Jun. 2020	330,781,183	386,262

				(267,379,379)

				$579,531,978

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	236,987	$42,516,585	$43,564,669	$1,048,084	$—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	309,192	54,617,987	56,837,888	2,219,901	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	63,719	11,259,000	11,713,342	454,342	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	318,713	$56,454,350	$58,588,032	$2,133,682	$—
British Pound,
Expiring 07/17/20	Barclays Bank PLC	GBP	6,177	7,709,000	7,782,736	73,736	—
Expiring 07/17/20	Barclays Bank PLC	GBP	4,791	6,040,000	6,035,913	—	(4,087)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	7,892	9,851,000	9,943,535	92,535	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	6,960	8,660,000	8,768,746	108,746	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	20,528	14,650,000	14,750,615	100,615	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	29,541	21,038,000	21,227,188	189,188	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	15,740	11,250,000	11,310,264	60,264	—
Expiring 07/20/20	The Toronto-Dominion Bank	CAD	36,744	26,200,000	26,402,963	202,963	—
Chilean Peso,
Expiring 06/17/20	Barclays Bank PLC	CLP	4,821,684	5,646,000	5,782,474	136,474	—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	96,594	13,618,000	13,643,194	25,194	—
Expiring 05/11/20	Barclays Bank PLC	CNH	75,459	10,680,000	10,658,004	—	(21,996)
Expiring 05/11/20	Citibank, N.A.	CNH	390,069	55,680,367	55,094,530	—	(585,837)
Expiring 05/11/20	Citibank, N.A.	CNH	141,880	20,032,000	20,039,598	7,598	—
Expiring 05/11/20	Citibank, N.A.	CNH	139,282	19,657,000	19,672,588	15,588	—
Expiring 05/11/20	Citibank, N.A.	CNH	129,542	18,238,000	18,296,960	58,960	—
Expiring 05/11/20	Citibank, N.A.	CNH	78,640	11,099,000	11,107,364	8,364	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	224,601	32,274,000	31,723,374	—	(550,626)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	173,680	24,451,000	24,531,151	80,151	—
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	141,163	19,958,000	19,938,291	—	(19,709)

See Notes to Financial Statements.

114

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	169,293	$23,928,000	$23,911,468	$—	$(16,532)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	88,741	12,587,000	12,534,036	—	(52,964)
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	48,350,184	47,165,828	—	(1,184,356)
Colombian Peso,
Expiring 06/17/20	Citibank, N.A.	COP	34,079,670	8,492,000	8,571,130	79,130	—
Expiring 06/17/20	Goldman Sachs International	COP	15,427,901	3,746,000	3,880,159	134,159	—
Euro,
Expiring 07/17/20	BNP Paribas S.A.	EUR	15,669	17,148,000	17,198,873	50,873	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	27,547	29,948,000	30,236,937	288,937	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	13,728	15,060,000	15,067,821	7,821	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	4,143,686	12,861,000	12,868,353	7,353	—
Expiring 07/17/20	BNP Paribas S.A.	HUF	2,067,957	6,262,000	6,422,108	160,108	—
Expiring 07/17/20	Citibank, N.A.	HUF	5,753,872	17,846,000	17,868,839	22,839	—
Expiring 07/17/20	Goldman Sachs International	HUF	2,710,332	8,418,750	8,417,027	—	(1,723)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	8,462,767	25,513,315	26,281,402	768,087	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	2,250,342	6,947,000	6,988,511	41,511	—
Expiring 07/17/20	Morgan Stanley &Co. International PLC	HUF	3,069,123	9,512,000	9,531,263	19,263	—
Expiring 07/17/20	Morgan Stanley &Co. International PLC	HUF	899,487	2,806,250	2,793,388	—	(12,862)
Indian Rupee,
Expiring 06/17/20	Citibank, N.A.	INR	877,727	11,308,000	11,560,498	252,498	—
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	1,834,014	23,586,000	24,155,711	569,711	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	2,125,473	27,742,000	27,994,496	252,496	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,808,042	23,292,000	23,813,624	521,624	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	115

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,735,383	$22,240,000	$22,993,273	$753,273	$—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,546,310	20,052,000	20,488,118	436,118	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,516,113	19,706,000	19,968,644	262,644	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,444,195	18,655,000	19,021,427	366,427	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,424,204	18,282,000	18,758,125	476,125	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,384,979	17,730,000	18,350,533	620,533	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	2,352,242	32,246,341	30,981,257	—	(1,265,084)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	353,925,225	24,622,769	23,137,459	—	(1,485,310)
Expiring 06/17/20	BNP Paribas S.A.	IDR	245,763,535	17,281,758	16,066,511	—	(1,215,247)
Expiring 06/17/20	Credit Suisse International	IDR	887,917,669	61,554,085	58,046,608	—	(3,507,477)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	449,623,880	28,825,000	29,393,650	568,650	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	235,781,040	15,968,916	15,413,918	—	(554,998)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	175,921,816	11,116,000	11,500,689	384,689	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	187,448,393	11,848,000	12,254,225	406,225	—
Expiring 06/17/20	Morgan Stanley &Co. International PLC	IDR	423,837,106	29,649,325	27,707,868	—	(1,941,457)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	136,327	38,061,000	39,163,358	1,102,358	—
Expiring 06/17/20	Barclays Bank PLC	ILS	84,384	23,272,000	24,241,455	969,455	—
Expiring 06/17/20	Barclays Bank PLC	ILS	34,845	9,800,458	10,009,981	209,523	—
Expiring 06/17/20	Barclays Bank PLC	ILS	28,512	7,919,000	8,190,876	271,876	—
Expiring 06/17/20	Barclays Bank PLC	ILS	28,335	8,046,000	8,139,819	93,819	—

See Notes to Financial Statements.

116

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	ILS	27,346	$7,695,000	$7,855,951	$160,951	$—
Expiring 06/17/20	BNP Paribas S.A.	ILS	53,851	15,363,660	15,470,070	106,410	—
Expiring 06/17/20	Citibank, N.A.	ILS	32,411	9,241,000	9,310,844	69,844	—
Expiring 06/17/20	Citibank, N.A.	ILS	26,218	7,494,000	7,531,695	37,695	—
Expiring 06/17/20	Citibank, N.A.	ILS	25,813	7,281,000	7,415,513	134,513	—
Expiring 06/17/20	Citibank, N.A.	ILS	24,140	6,832,000	6,934,764	102,764	—
Expiring 06/17/20	Citibank, N.A.	ILS	18,527	5,292,000	5,322,298	30,298	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	77,319	22,195,000	22,211,639	16,639	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	1,870,714	17,563,084	17,435,416	—	(127,668)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	JPY	1,163,814	10,720,600	10,858,011	137,411	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	969,738	9,040,000	9,047,655	7,655	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	618,783	5,709,000	5,773,251	64,251	—
Expiring 07/17/20	Deutsche Bank AG	JPY	11,000,000	102,527,393	102,630,009	102,616	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	4,678,727	43,646,876	43,652,526	5,650	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	1,110,422	10,220,000	10,360,241	140,241	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	753,048	7,011,000	7,025,939	14,939	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	8,371,796	78,152,562	78,108,866	—	(43,696)
Kazakhstani Tenge,
Expiring 05/28/20	Morgan Stanley & Co. International PLC	KZT	1,530,009	3,939,262	3,563,439	—	(375,823)
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	322,258	13,396,000	13,268,145	—	(127,855)
Expiring 06/17/20	Citibank, N.A.	MXN	1,089,329	52,037,597	44,850,338	—	(7,187,259)
Expiring 06/17/20	Goldman Sachs International	MXN	384,332	16,117,125	15,823,895	—	(293,230)
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	862,063	28,905,000	29,237,579	332,579	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	117

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	20,667	$5,894,452	$6,104,682	$210,230	$—
Expiring 06/17/20	Citibank, N.A.	PEN	64,338	19,167,000	19,003,930	—	(163,070)
Expiring 06/17/20	Citibank, N.A.	PEN	43,825	12,765,000	12,944,840	179,840	—
Expiring 06/17/20	Citibank, N.A.	PEN	36,906	10,906,000	10,901,157	—	(4,843)
Expiring 06/17/20	Goldman Sachs International	PEN	55,582	15,731,700	16,417,550	685,850	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	39,946	11,704,000	11,799,197	95,197	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	35,578	10,371,000	10,508,841	137,841	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	55,188	16,239,000	16,301,340	62,340	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	39,137	11,377,000	11,560,136	183,136	—
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	1,068,484	20,963,000	21,113,053	150,053	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	1,380,861	26,859,000	27,285,573	426,573	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	1,077,500	20,406,000	21,291,207	885,207	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	978,815	19,233,000	19,341,217	108,217	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	830,953	15,862,000	16,419,483	557,483	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	818,074	16,013,983	16,165,001	151,018	—
Polish Zloty,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	44,691	10,758,000	10,768,812	10,812	—
Expiring 07/17/20	UBS AG	PLN	173,698	41,565,726	41,854,671	288,945	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	2,869,897	43,043,080	38,256,984	—	(4,786,096)
Expiring 06/17/20	Barclays Bank PLC	RUB	572,605	7,601,000	7,633,069	32,069	—
Expiring 06/17/20	Barclays Bank PLC	RUB	545,251	7,034,000	7,268,434	234,434	—
Expiring 06/17/20	Barclays Bank PLC	RUB	284,432	3,855,000	3,791,596	—	(63,404)

See Notes to Financial Statements.

118

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/17/20	Citibank, N.A.	RUB	2,448,083	$33,882,558	$32,634,009	$—	$(1,248,549)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	1,873,228	23,692,200	24,970,944	1,278,744	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	19,445	13,606,000	13,791,715	185,715	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	30,235	21,358,000	21,445,061	87,061	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	27,699	19,511,000	19,646,192	135,192	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	24,391	17,158,000	17,300,497	142,497	—
Expiring 06/17/20	Credit Suisse International	SGD	55,361	39,152,000	39,266,384	114,384	—
Expiring 06/17/20	Credit Suisse International	SGD	35,678	25,100,000	25,306,141	206,141	—
Expiring 06/17/20	Credit Suisse International	SGD	35,214	24,597,000	24,976,962	379,962	—
Expiring 06/17/20	Credit Suisse International	SGD	32,296	22,655,000	22,906,943	251,943	—
Expiring 06/17/20	Credit Suisse International	SGD	31,031	21,966,000	22,009,609	43,609	—
Expiring 06/17/20	Goldman Sachs International	SGD	31,469	22,163,000	22,320,340	157,340	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	37,231	26,874,891	26,407,473	—	(467,418)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	15,428	10,928,000	10,942,603	14,603	—
South African Rand,
Expiring 06/17/20	Barclays Bank PLC	ZAR	65,892	3,477,000	3,537,376	60,376	—
Expiring 06/17/20	Citibank, N.A.	ZAR	99,048	5,629,000	5,317,326	—	(311,674)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	145,764	8,352,000	7,825,245	—	(526,755)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	121,376	6,420,367	6,516,019	95,652	—
South Korean Won,
Expiring 06/17/20	Barclays Bank PLC	KRW	11,913,031	9,809,000	9,813,898	4,898	—
Expiring 06/17/20	Barclays Bank PLC	KRW	8,972,369	7,406,000	7,391,395	—	(14,605)
Expiring 06/17/20	Barclays Bank PLC	KRW	8,016,365	6,624,000	6,603,843	—	(20,157)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	119

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	9,336,042	$7,728,000	$7,690,987	$—	$(37,013)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	13,595,276	11,195,425	11,199,724	4,299	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	10,304,445	8,521,000	8,488,753	—	(32,247)
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	225,262	22,801,000	23,107,214	306,214	—
Expiring 07/15/20	Credit Suisse International	SEK	153,007	15,677,000	15,695,297	18,297	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	120,638	12,202,000	12,374,961	172,961	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	65,368	6,541,000	6,705,351	164,351	—
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	22,839	23,659,000	23,713,082	54,082	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	14,153	14,687,000	14,695,376	8,376	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	35,858	36,802,708	37,230,923	428,215	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	321,154	9,868,000	9,926,209	58,209	—
Expiring 06/17/20	Credit Suisse International	THB	655,174	20,016,000	20,250,067	234,067	—
Expiring 06/17/20	Credit Suisse International	THB	456,158	13,910,000	14,098,889	188,889	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	966,220	29,594,000	29,863,879	269,879	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	493,457	15,146,000	15,251,728	105,728	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	444,969	13,597,000	13,753,062	156,062	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	358,908	11,044,000	11,093,103	49,103	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	343,148	10,481,000	10,605,995	124,995	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	318,856	9,742,000	9,855,170	113,170	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	417,638	12,780,000	12,908,317	128,317	—

See Notes to Financial Statements.

120

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	109,077	$15,705,000	$15,417,349	$—	$(287,651)
Expiring 06/17/20	Barclays Bank PLC	TRY	76,908	10,991,000	10,870,535	—	(120,465)
Expiring 06/17/20	Barclays Bank PLC	TRY	48,210	6,916,000	6,814,196	—	(101,804)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	26,489	3,718,000	3,744,111	26,111	—
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	195,284	7,786,425	7,156,509	—	(629,916)
Expiring 05/26/20	Citibank, N.A.	UAH	108,140	4,299,798	3,962,978	—	(336,820)
Expiring 05/27/20	Citibank, N.A.	UAH	176,834	7,043,627	6,477,586	—	(566,041)

				$2,834,349,539	$2,832,802,868	28,747,653	(30,294,324)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	AUD	8,118	$5,191,000	$5,290,984	$—	$(99,984)
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	391,955	250,827,530	255,462,964	—	(4,635,434)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	19,845	12,993,000	12,934,367	58,633	—
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	153,816	30,121,036	28,275,535	1,845,501	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	86,233	16,228,261	15,851,902	376,359	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	59,381	10,870,000	10,915,879	—	(45,879)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	535,324	104,967,561	98,406,968	6,560,593	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	58,652	10,870,000	10,781,879	88,121	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	121

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	35,206	$6,636,000	$6,471,768	$164,232	$—
Expiring 06/02/20	Goldman Sachs International	BRL	236,987	42,413,101	43,458,869	—	(1,045,768)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	309,192	54,496,690	56,699,852	—	(2,203,162)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	318,713	56,328,632	58,445,746	—	(2,117,114)
British Pound,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	772,735	956,143,767	973,573,428	—	(17,429,661)
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	30,073	21,680,000	21,608,883	71,117	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	221,081	159,214,900	158,859,543	355,357	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	23,272	16,502,596	16,722,053	—	(219,457)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	17,262,936	20,273,000	20,702,824	—	(429,824)
Expiring 06/17/20	Citibank, N.A.	CLP	6,327,705	7,351,898	7,588,591	—	(236,693)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	39,265,014	47,021,153	47,089,132	—	(67,979)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	16,271,847	19,022,500	19,514,246	—	(491,746)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	13,156,799	15,852,520	15,778,480	74,040	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	11,521,575	13,500,000	13,817,414	—	(317,414)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	55,555,111	66,445,534	66,625,265	—	(179,731)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	13,005,944	15,378,000	15,597,565	—	(219,565)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	9,473,401	11,195,425	11,361,112	—	(165,687)

See Notes to Financial Statements.

122

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	11,115,756	$13,290,000	$13,330,730	$—	$(40,730)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	9,933,243	11,702,000	11,912,584	—	(210,584)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	7,127,952	8,363,000	8,548,299	—	(185,299)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	5,885,187	6,854,000	7,057,895	—	(203,895)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	21,709,462	25,752,624	26,035,384	—	(282,760)
Expiring 06/17/20	UBS AG	CLP	7,231,828	8,393,000	8,672,874	—	(279,874)
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	114,994	16,176,000	16,242,048	—	(66,048)
Expiring 05/11/20	Citibank, N.A.	CNH	193,267	27,183,000	27,297,638	—	(114,638)
Expiring 05/11/20	Credit Suisse International	CNH	211,297	29,745,000	29,844,185	—	(99,185)
Expiring 05/11/20	Credit Suisse International	CNH	146,787	20,635,000	20,732,662	—	(97,662)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	285,205	40,632,000	40,283,261	348,739	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	236,335	33,269,000	33,380,702	—	(111,702)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	156,318	22,318,700	22,078,831	239,869	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	155,929	22,306,450	22,023,833	282,617	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	114,508	16,307,000	16,173,431	133,569	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	152,429	21,380,000	21,529,513	—	(149,513)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	123

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	$48,428,608	$47,165,828	$1,262,780	$—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	61,157,607	16,096,225	15,381,305	714,920	—
Expiring 06/17/20	BNP Paribas S.A.	COP	20,827,235	5,186,000	5,238,107	—	(52,107)
Expiring 06/17/20	Citibank, N.A.	COP	36,848,262	9,379,000	9,267,438	111,562	—
Expiring 06/17/20	Citibank, N.A.	COP	16,814,167	4,867,182	4,228,809	638,373	—
Expiring 06/17/20	Citibank, N.A.	COP	15,071,028	3,724,000	3,790,405	—	(66,405)
Expiring 06/17/20	Goldman Sachs International	COP	67,110,034	16,508,543	16,878,357	—	(369,814)
Expiring 06/17/20	Goldman Sachs International	COP	62,883,392	16,215,000	15,815,345	399,655	—
Expiring 06/17/20	Goldman Sachs International	COP	45,119,100	13,000,000	11,347,577	1,652,423	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	21,848,724	6,253,803	5,495,014	758,789	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	66,401,038	17,015,000	16,700,042	314,958	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	41,172,850	10,291,000	10,355,084	—	(64,084)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	15,145,072	3,726,000	3,809,027	—	(83,027)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	21,514,480	6,040,000	5,410,950	629,050	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	18,373,135	4,571,000	4,620,893	—	(49,893)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	17,891,788	4,415,000	4,499,833	—	(84,833)
Expiring 06/17/20	UBS AG	COP	18,219,004	4,479,000	4,582,129	—	(103,129)
Expiring 06/17/20	UBS AG	COP	15,105,693	3,837,000	3,799,123	37,877	—
Czech Koruna,
Expiring 07/17/20	Goldman Sachs International	CZK	168,362	6,639,000	6,814,372	—	(175,372)

See Notes to Financial Statements.

124

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	268,278	$10,702,000	$10,858,431	$—	$(156,431)
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	759,223	823,059,947	833,349,485	—	(10,289,538)
Expiring 07/17/20	Barclays Bank PLC	EUR	504,093	551,600,805	553,309,539	—	(1,708,734)
Expiring 07/17/20	BNP Paribas S.A.	EUR	21,358	23,263,000	23,443,100	—	(180,100)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	491,453	535,988,590	539,435,997	—	(3,447,407)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	45,129	48,887,870	49,535,600	—	(647,730)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	20,703	22,575,000	22,724,658	—	(149,658)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	9,323	10,116,000	10,233,234	—	(117,234)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	491,453	535,792,010	539,435,998	—	(3,643,988)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	16,482	17,881,000	18,091,410	—	(210,410)
Expiring 12/02/20	Citibank, N.A.	EUR	1,108,833	1,257,222,497	1,221,060,460	36,162,037	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	4,256,288	12,958,000	13,218,045	—	(260,045)
Expiring 07/17/20	Barclays Bank PLC	HUF	3,529,920	10,637,000	10,962,285	—	(325,285)
Expiring 07/17/20	Barclays Bank PLC	HUF	2,996,670	9,097,000	9,306,258	—	(209,258)
Expiring 07/17/20	Barclays Bank PLC	HUF	1,749,598	5,340,000	5,433,433	—	(93,433)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	3,436,667	10,401,000	10,672,684	—	(271,684)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	3,756,759	11,385,000	11,666,738	—	(281,738)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	125

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,502,140	$19,306,716	$19,902,876	$—	$(596,160)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	1,489,351	19,067,350	19,616,164	—	(548,814)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	329,241,150	20,575,000	21,523,766	—	(948,766)
Expiring 06/17/20	Barclays Bank PLC	IDR	119,351,778	8,301,000	7,802,487	498,513	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	242,299,194	14,563,000	15,840,034	—	(1,277,034)
Expiring 06/17/20	BNP Paribas S.A.	IDR	206,002,192	11,968,000	13,467,159	—	(1,499,159)
Expiring 06/17/20	BNP Paribas S.A.	IDR	178,585,790	10,910,000	11,674,843	—	(764,843)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	177,597,665	11,095,000	11,610,245	—	(515,245)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	113,690,424	6,834,000	7,594,838	—	(760,838)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	92,700,855	5,869,000	6,060,213	—	(191,213)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	97,807	25,527,000	28,097,378	—	(2,570,378)
Expiring 06/17/20	Citibank, N.A.	ILS	109,585	29,087,000	31,481,062	—	(2,394,062)
Expiring 06/17/20	Citibank, N.A.	ILS	101,984	29,447,000	29,297,486	149,514	—
Expiring 06/17/20	Citibank, N.A.	ILS	46,634	13,060,000	13,396,761	—	(336,761)
Expiring 06/17/20	Citibank, N.A.	ILS	38,724	11,018,700	11,124,296	—	(105,596)
Expiring 06/17/20	Goldman Sachs International	ILS	137,761	39,066,300	39,575,327	—	(509,027)
Japanese Yen,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	16,012,847	147,500,239	149,399,879	—	(1,899,640)
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	249,112	10,614,000	10,256,560	357,440	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	322,957	13,442,550	13,296,940	145,610	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	802,076	37,796,698	33,023,435	4,773,263	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	484,537	20,654,500	19,949,581	704,919	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	268,429	10,895,600	11,051,871	—	(156,271)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	129,356	5,219,000	5,325,907	—	(106,907)

See Notes to Financial Statements.

126

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	339,075	$16,591,000	$13,960,563	$2,630,437	$—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	198,502	8,168,800	8,172,806	—	(4,006)
Expiring 06/17/20	UBS AG	MXN	146,775	5,918,000	6,043,097	—	(125,097)
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	1,902,778	63,931,000	64,534,322	—	(603,322)
Expiring 06/17/20	Goldman Sachs International	TWD	904,375	30,437,000	30,672,622	—	(235,622)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	1,140,009	38,493,000	38,664,350	—	(171,350)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	1,124,389	37,820,000	38,134,581	—	(314,581)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	189,551	113,677,492	116,217,412	—	(2,539,920)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	17,276	10,451,000	10,592,488	—	(141,488)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	9,737	5,943,000	5,970,135	—	(27,135)
Norwegian Krone,
Expiring 07/15/20	Barclays Bank PLC	NOK	42,384	4,126,000	4,138,844	—	(12,844)
Expiring 07/15/20	Citibank, N.A.	NOK	61,259	5,959,000	5,982,031	—	(23,031)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	310,936	29,634,647	30,363,095	—	(728,448)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	144,596	42,092,545	42,710,432	—	(617,887)
Philippine Peso,
Expiring 06/17/20	Barclays Bank PLC	PHP	631,408	12,400,000	12,476,508	—	(76,508)
Expiring 06/17/20	Citibank, N.A.	PHP	738,393	14,535,000	14,590,503	—	(55,503)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	1,216,765	23,523,000	24,043,053	—	(520,053)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	127

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	547,780	$10,782,000	$10,824,024	$—	$(42,024)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	936,969	18,322,000	18,514,333	—	(192,333)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	733,222	14,368,000	14,488,335	—	(120,335)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	55,601	13,276,000	13,397,822	—	(121,822)
Expiring 07/17/20	Barclays Bank PLC	PLN	36,226	8,643,000	8,729,036	—	(86,036)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	34,145	8,124,000	8,227,597	—	(103,597)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	54,046	12,973,000	13,022,925	—	(49,925)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	50,516	12,030,000	12,172,391	—	(142,391)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	39,383	9,458,000	9,489,840	—	(31,840)
Expiring 07/17/20	UBS AG	PLN	40,806	9,758,000	9,832,821	—	(74,821)
Expiring 07/17/20	UBS AG	PLN	34,120	8,165,000	8,221,606	—	(56,606)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	841,087	11,038,250	11,212,057	—	(173,807)
Expiring 06/17/20	Barclays Bank PLC	RUB	679,358	8,985,652	9,056,136	—	(70,484)
Expiring 06/17/20	Barclays Bank PLC	RUB	440,116	5,449,000	5,866,935	—	(417,935)
Expiring 06/17/20	Barclays Bank PLC	RUB	439,158	5,427,000	5,854,171	—	(427,171)
Expiring 06/17/20	Barclays Bank PLC	RUB	365,049	4,899,000	4,866,262	32,738	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	832,929	11,369,820	11,103,309	266,511	—

See Notes to Financial Statements.

128

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	25,430	$17,752,000	$18,037,430	$—	$(285,430)
Expiring 06/17/20	Citibank, N.A.	SGD	55,886	39,143,000	39,639,245	—	(496,245)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	17,288	11,939,000	12,262,221	—	(323,221)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	23,971	17,080,300	17,002,305	77,995	—
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	293,996	16,018,000	15,782,996	235,004	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	113,442	5,973,000	6,090,044	—	(117,044)
Expiring 06/17/20	Barclays Bank PLC	ZAR	178,931	9,696,000	9,605,821	90,179	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	89,751	4,700,000	4,818,239	—	(118,239)
Expiring 06/17/20	Barclays Bank PLC	ZAR	76,603	3,986,000	4,112,383	—	(126,383)
Expiring 06/17/20	Barclays Bank PLC	ZAR	71,170	3,735,000	3,820,741	—	(85,741)
Expiring 06/17/20	Citibank, N.A.	ZAR	164,865	9,015,000	8,850,657	164,343	—
Expiring 06/17/20	Citibank, N.A.	ZAR	104,066	5,753,000	5,586,709	166,291	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	89,854	5,778,560	4,823,743	954,817	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,107,341	68,922,370	59,446,946	9,475,424	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	519,292	27,175,000	27,877,852	—	(702,852)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	241,441	13,109,000	12,961,616	147,384	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	75,974	4,002,000	4,078,602	—	(76,602)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	273,866	17,766,232	14,702,356	3,063,876	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	69,707	3,696,000	3,742,155	—	(46,155)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	129

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/17/20	Credit Suisse International	KRW	130,803,992	$110,664,212	$107,755,710	$2,908,502	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	20,824,506	16,936,000	17,155,129	—	(219,129)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	20,427,360	16,610,000	16,827,963	—	(217,963)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	20,734,525	17,510,789	17,081,004	429,785	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	23,025,512	18,628,000	18,968,308	—	(340,308)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	20,787,058	17,510,789	17,124,280	386,509	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	20,627,579	17,426,357	16,992,902	433,455	—
Expiring 06/17/20	UBS AG	KRW	20,767,796	17,510,789	17,058,578	452,211	—
Swiss Franc,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	22,870	23,539,000	23,745,357	—	(206,357)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	13,253	13,678,000	13,760,261	—	(82,261)
Expiring 07/15/20	UBS AG	CHF	19,356	20,093,000	20,097,700	—	(4,700)
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	420,883	12,975,000	13,008,626	—	(33,626)
Expiring 06/17/20	Credit Suisse International	THB	1,116,047	35,358,000	34,494,709	863,291	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	1,260,235	39,646,000	38,951,273	694,727	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	910,023	28,919,441	28,126,918	792,523	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	133,217	21,187,856	18,829,340	2,358,516	—

See Notes to Financial Statements.

130

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	TRY	116,793	$18,454,000	$16,508,023	$1,945,977	$—
Expiring 06/17/20	Barclays Bank PLC	TRY	113,091	16,196,965	15,984,780	212,185	—
Expiring 06/17/20	Barclays Bank PLC	TRY	110,790	17,400,991	15,659,540	1,741,451	—
Expiring 06/17/20	Barclays Bank PLC	TRY	106,756	15,852,520	15,089,254	763,266	—
Expiring 06/17/20	Barclays Bank PLC	TRY	71,296	9,989,000	10,077,322	—	(88,322)
Expiring 06/17/20	Citibank, N.A.	TRY	79,031	12,546,977	11,170,551	1,376,426	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	109,769	16,862,058	15,515,123	1,346,935	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	94,871	14,502,000	13,409,403	1,092,597	—

				$8,387,232,023	$8,374,065,777	95,013,785	(81,847,539)

						$123,761,438	$(112,141,863)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	32,586	CZK	883,164	$21,573	$—	Citibank, N.A.

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)**:
Federation of Malaysia (D13)	06/20/23	1.000%(Q)	5,100	$(68,425)	$3,490	$(71,915)	Bank of America, N.A.
Federative Republic of Brazil (D13)	06/20/23	1.000%(Q)	25,500	1,136,424	17,449	1,118,975	Bank of America, N.A.
People’s Republic of China (D13)	06/20/23	1.000%(Q)	18,700	(483,874)	12,796	(496,670)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	131

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Argentina (D13)	06/20/23	1.000%(Q)	5,100	$3,875,125	$3,490	$3,871,635	Bank of America, N.A
Republic of Chile (D13)	06/20/23	1.000%(Q)	5,100	(56,832)	3,490	(60,322)	Bank of America, N.A
Republic of Colombia (D13)	06/20/23	1.000%(Q)	6,800	162,584	4,653	157,931	Bank of America, N.A
Republic of Indonesia (D13)	06/20/23	1.000%(Q)	6,800	59,778	4,653	55,125	Bank of America, N.A
Republic of Panama (D13)	06/20/23	1.000%(Q)	5,100	3,437	3,490	(53)	Bank of America, N.A
Republic of Peru (D13)	06/20/23	1.000%(Q)	5,100	(58,532)	3,490	(62,022)	Bank of America, N.A
Republic of Philippines (D13)	06/20/23	1.000%(Q)	5,100	(90,481)	3,490	(93,971)	Bank of America, N.A
Republic of South Africa (D13)	06/20/23	1.000%(Q)	15,300	1,222,094	10,470	1,211,624	Bank of America, N.A
Republic of Turkey (D13)	06/20/23	1.000%(Q)	23,800	3,169,907	16,286	3,153,621	Bank of America, N.A
Russian Federation (D13)	06/20/23	1.000%(Q)	15,300	74,419	10,470	63,949	Bank of America, N.A
United Mexican States (D13)	06/20/23	1.000%(Q)	22,100	642,227	15,123	627,104	Bank of America, N.A
Emirate of Abu Dhabi (D14)	12/20/24	1.000%(Q)	2,000	15,383	4,876	10,507	Barclays Bank PLC
Federation of Malaysia (D14)	12/20/24	1.000%(Q)	4,000	(11,679)	9,752	(21,431)	Barclays Bank PLC
Federative Republic of Brazil (D14)	12/20/24	1.000%(Q)	12,000	1,007,014	29,257	977,757	Barclays Bank PLC
Kingdom of Saudi Arabia (D14)	12/20/24	1.000%(Q)	2,000	51,031	4,876	46,155	Barclays Bank PLC
People’s Republic of China (D14)	12/20/24	1.000%(Q)	9,000	(259,559)	21,943	(281,502)	Barclays Bank PLC
Republic of Argentina (D14)	12/20/24	1.000%(Q)	5,000	3,818,944	12,191	3,806,753	Barclays Bank PLC
Republic of Chile (D14)	12/20/24	1.000%(Q)	2,000	(4,612)	4,876	(9,488)	Barclays Bank PLC
Republic of Colombia (D14)	12/20/24	1.000%(Q)	5,000	275,956	12,191	263,765	Barclays Bank PLC
Republic of Indonesia (D14)	12/20/24	1.000%(Q)	8,000	313,131	19,505	293,626	Barclays Bank PLC
Republic of Panama (D14)	12/20/24	1.000%(Q)	2,000	33,846	4,876	28,970	Barclays Bank PLC

See Notes to Financial Statements.

132

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Peru (D14)	12/20/24	1.000%(Q)	2,000	$(5,072)	$4,876	$(9,948)	Barclays Bank PLC
Republic of Philippines (D14)	12/20/24	1.000%(Q)	2,000	(26,701)	4,876	(31,577)	Barclays Bank PLC
Republic of South Africa (D14)	12/20/24	1.000%(Q)	9,000	1,142,746	21,943	1,120,803	Barclays Bank PLC
Republic of Turkey (D14)	12/20/24	1.000%(Q)	12,000	2,271,374	29,257	2,242,117	Barclays Bank PLC
Russian Federation (D14)	12/20/24	1.000%(Q)	8,000	196,574	19,505	177,069	Barclays Bank PLC
State of Qatar (D14)	12/20/24	1.000%(Q)	2,000	15,772	4,876	10,896	Barclays Bank PLC
United Mexican States (D14)	12/20/24	1.000%(Q)	12,000	734,521	29,257	705,264	Barclays Bank PLC
Emirate of Abu Dhabi (D15)	12/20/24	1.000%(Q)	2,000	15,383	326	15,057	Barclays Bank PLC
Federation of Malaysia (D15)	12/20/24	1.000%(Q)	4,000	(11,679)	653	(12,332)	Barclays Bank PLC
Federative Republic of Brazil (D15)	12/20/24	1.000%(Q)	12,000	1,007,014	1,958	1,005,056	Barclays Bank PLC
Kingdom of Saudi Arabia (D15)	12/20/24	1.000%(Q)	2,000	51,031	326	50,705	Barclays Bank PLC
People’s Republic of China (D15)	12/20/24	1.000%(Q)	9,000	(259,559)	1,469	(261,028)	Barclays Bank PLC
Republic of Argentina (D15)	12/20/24	1.000%(Q)	5,000	3,818,944	816	3,818,128	Barclays Bank PLC
Republic of Chile (D15)	12/20/24	1.000%(Q)	2,000	(4,612)	326	(4,938)	Barclays Bank PLC
Republic of Colombia (D15)	12/20/24	1.000%(Q)	5,000	275,956	816	275,140	Barclays Bank PLC
Republic of Indonesia (D15)	12/20/24	1.000%(Q)	8,000	313,131	1,306	311,825	Barclays Bank PLC
Republic of Panama (D15)	12/20/24	1.000%(Q)	2,000	33,846	326	33,520	Barclays Bank PLC
Republic of Peru (D15)	12/20/24	1.000%(Q)	2,000	(5,072)	326	(5,398)	Barclays Bank PLC
Republic of Philippines (D15)	12/20/24	1.000%(Q)	2,000	(26,701)	326	(27,027)	Barclays Bank PLC
Republic of South Africa (D15)	12/20/24	1.000%(Q)	9,000	1,142,746	1,469	1,141,277	Barclays Bank PLC
Republic of Turkey (D15)	12/20/24	1.000%(Q)	12,000	2,271,374	1,958	2,269,416	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	133

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Russian Federation (D15)	12/20/24	1.000%(Q)	8,000	$196,574	$1,306	$195,268	Barclays Bank PLC
State of Qatar (D15)	12/20/24	1.000%(Q)	2,000	15,772	326	15,446	Barclays Bank PLC
United Mexican States (D15)	12/20/24	1.000%(Q)	12,000	734,521	1,958	732,563	Barclays Bank PLC
Emirate of Abu Dhabi (D16)	12/20/24	1.000%(Q)	2,000	15,383	381	15,002	Citibank, N.A.
Federation of Malaysia (D16)	12/20/24	1.000%(Q)	4,000	(11,679)	762	(12,441)	Citibank, N.A.
Federative Republic of Brazil (D16)	12/20/24	1.000%(Q)	12,000	1,007,014	2,286	1,004,728	Citibank, N.A.
Kingdom of Saudi Arabia (D16)	12/20/24	1.000%(Q)	2,000	51,031	381	50,650	Citibank, N.A.
People’s Republic of China (D16)	12/20/24	1.000%(Q)	9,000	(259,559)	1,715	(261,274)	Citibank, N.A.
Republic of Argentina (D16)	12/20/24	1.000%(Q)	5,000	3,818,944	953	3,817,991	Citibank, N.A.
Republic of Chile (D16)	12/20/24	1.000%(Q)	2,000	(4,612)	381	(4,993)	Citibank, N.A.
Republic of Colombia (D16)	12/20/24	1.000%(Q)	5,000	275,956	953	275,003	Citibank, N.A.
Republic of Indonesia (D16)	12/20/24	1.000%(Q)	8,000	313,131	1,524	311,607	Citibank, N.A.
Republic of Panama (D16)	12/20/24	1.000%(Q)	2,000	33,846	381	33,465	Citibank, N.A.
Republic of Peru (D16)	12/20/24	1.000%(Q)	2,000	(5,072)	381	(5,453)	Citibank, N.A.
Republic of Philippines (D16)	12/20/24	1.000%(Q)	2,000	(26,701)	381	(27,082)	Citibank, N.A.
Republic of South Africa (D16)	12/20/24	1.000%(Q)	9,000	1,142,746	1,715	1,141,031	Citibank, N.A.
Republic of Turkey (D16)	12/20/24	1.000%(Q)	12,000	2,271,374	2,286	2,269,088	Citibank, N.A.
Russian Federation (D16)	12/20/24	1.000%(Q)	8,000	196,574	1,524	195,050	Citibank, N.A.
State of Qatar (D16)	12/20/24	1.000%(Q)	2,000	15,772	381	15,391	Citibank, N.A.
United Mexican States (D16)	12/20/24	1.000%(Q)	12,000	734,521	2,286	732,235	Citibank, N.A.
Emirate of Abu Dhabi (D17)	12/20/24	1.000%(Q)	4,000	30,766	9,639	21,127	Barclays Bank PLC
Federation of Malaysia (D17)	12/20/24	1.000%(Q)	8,000	(23,359)	19,277	(42,636)	Barclays Bank PLC

See Notes to Financial Statements.

134

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Federative Republic of Brazil (D17)	12/20/24	1.000%(Q)	24,000	$2,014,029	$57,831	$1,956,198	Barclays Bank PLC
Kingdom of Saudi Arabia (D17)	12/20/24	1.000%(Q)	4,000	102,063	9,639	92,424	Barclays Bank PLC
People’s Republic of China (D17)	12/20/24	1.000%(Q)	18,000	(519,118)	43,373	(562,491)	Barclays Bank PLC
Republic of Argentina (D17)	12/20/24	1.000%(Q)	10,000	7,637,887	24,096	7,613,791	Barclays Bank PLC
Republic of Chile (D17)	12/20/24	1.000%(Q)	4,000	(9,225)	9,639	(18,864)	Barclays Bank PLC
Republic of Colombia (D17)	12/20/24	1.000%(Q)	10,000	551,912	24,096	527,816	Barclays Bank PLC
Republic of Indonesia (D17)	12/20/24	1.000%(Q)	16,000	626,262	38,554	587,708	Barclays Bank PLC
Republic of Panama (D17)	12/20/24	1.000%(Q)	4,000	67,692	9,639	58,053	Barclays Bank PLC
Republic of Peru (D17)	12/20/24	1.000%(Q)	4,000	(10,144)	9,639	(19,783)	Barclays Bank PLC
Republic of Philippines (D17)	12/20/24	1.000%(Q)	4,000	(53,402)	9,639	(63,041)	Barclays Bank PLC
Republic of South Africa (D17)	12/20/24	1.000%(Q)	18,000	2,285,492	43,373	2,242,119	Barclays Bank PLC
Republic of Turkey (D17)	12/20/24	1.000%(Q)	24,000	4,542,748	57,831	4,484,917	Barclays Bank PLC
Russian Federation (D17)	12/20/24	1.000%(Q)	16,000	393,147	38,554	354,593	Barclays Bank PLC
State of Qatar (D17)	12/20/24	1.000%(Q)	4,000	31,544	9,639	21,905	Barclays Bank PLC
United Mexican States (D17)	12/20/24	1.000%(Q)	24,000	1,469,041	57,831	1,411,210	Barclays Bank PLC
Emirate of Abu Dhabi (D18)	12/20/24	1.000%(Q)	4,000	30,766	9,752	21,014	Barclays Bank PLC
Federation of Malaysia (D18)	12/20/24	1.000%(Q)	8,000	(23,359)	19,505	(42,864)	Barclays Bank PLC
Federative Republic of Brazil (D18)	12/20/24	1.000%(Q)	24,000	2,014,029	58,515	1,955,514	Barclays Bank PLC
Kingdom of Saudi Arabia (D18)	12/20/24	1.000%(Q)	4,000	102,063	9,752	92,311	Barclays Bank PLC
People’s Republic of China (D18)	12/20/24	1.000%(Q)	18,000	(519,118)	43,886	(563,004)	Barclays Bank PLC
Republic of Argentina (D18)	12/20/24	1.000%(Q)	10,000	7,637,887	24,381	7,613,506	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	135

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Chile (D18)	12/20/24	1.000%(Q)	4,000	$(9,225)	$9,752	$(18,977)	Barclays Bank PLC
Republic of Colombia (D18)	12/20/24	1.000%(Q)	10,000	551,912	24,381	527,531	Barclays Bank PLC
Republic of Indonesia (D18)	12/20/24	1.000%(Q)	16,000	626,262	39,010	587,252	Barclays Bank PLC
Republic of Panama (D18)	12/20/24	1.000%(Q)	4,000	67,692	9,752	57,940	Barclays Bank PLC
Republic of Peru (D18)	12/20/24	1.000%(Q)	4,000	(10,144)	9,752	(19,896)	Barclays Bank PLC
Republic of Philippines (D18)	12/20/24	1.000%(Q)	4,000	(53,402)	9,752	(63,154)	Barclays Bank PLC
Republic of South Africa (D18)	12/20/24	1.000%(Q)	18,000	2,285,492	43,886	2,241,606	Barclays Bank PLC
Republic of Turkey (D18)	12/20/24	1.000%(Q)	24,000	4,542,748	58,515	4,484,233	Barclays Bank PLC
Russian Federation (D18)	12/20/24	1.000%(Q)	16,000	393,147	39,010	354,137	Barclays Bank PLC
State of Qatar (D18)	12/20/24	1.000%(Q)	4,000	31,544	9,752	21,792	Barclays Bank PLC
United Mexican States (D18)	12/20/24	1.000%(Q)	24,000	1,469,041	58,515	1,410,526	Barclays Bank PLC
Emirate of Abu Dhabi (D19)	12/20/24	1.000%(Q)	4,000	30,766	435	30,331	Citibank, N.A.
Federation of Malaysia (D19)	12/20/24	1.000%(Q)	8,000	(23,359)	869	(24,228)	Citibank, N.A.
Federative Republic of Brazil (D19)	12/20/24	1.000%(Q)	24,000	2,014,029	2,608	2,011,421	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	12/20/24	1.000%(Q)	4,000	102,063	435	101,628	Citibank, N.A.
People’s Republic of China (D19)	12/20/24	1.000%(Q)	18,000	(519,118)	1,956	(521,074)	Citibank, N.A.
Republic of Argentina (D19)	12/20/24	1.000%(Q)	10,000	7,637,887	1,087	7,636,800	Citibank, N.A.
Republic of Chile (D19)	12/20/24	1.000%(Q)	4,000	(9,225)	435	(9,660)	Citibank, N.A.
Republic of Colombia (D19)	12/20/24	1.000%(Q)	10,000	551,912	1,087	550,825	Citibank, N.A.
Republic of Indonesia (D19)	12/20/24	1.000%(Q)	16,000	626,262	1,739	624,523	Citibank, N.A.
Republic of Panama (D19)	12/20/24	1.000%(Q)	4,000	67,692	435	67,257	Citibank, N.A.

See Notes to Financial Statements.

136

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Peru (D19)	12/20/24	1.000%(Q)	4,000	$(10,144)	$435	$(10,579)	Citibank, N.A.
Republic of Philippines (D19)	12/20/24	1.000%(Q)	4,000	(53,402)	435	(53,837)	Citibank, N.A.
Republic of South Africa (D19)	12/20/24	1.000%(Q)	18,000	2,285,492	1,956	2,283,536	Citibank, N.A.
Republic of Turkey (D19)	12/20/24	1.000%(Q)	24,000	4,542,748	2,608	4,540,140	Citibank, N.A.
Russian Federation (D19)	12/20/24	1.000%(Q)	16,000	393,147	1,739	391,408	Citibank, N.A.
State of Qatar (D19)	12/20/24	1.000%(Q)	4,000	31,544	435	31,109	Citibank, N.A.
United Mexican States (D19)	12/20/24	1.000%(Q)	24,000	1,469,041	2,608	1,466,433	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/24	1.000%(Q)	4,000	30,766	544	30,222	Barclays Bank PLC
Federation of Malaysia (D20)	12/20/24	1.000%(Q)	8,000	(23,359)	1,087	(24,446)	Barclays Bank PLC
Federative Republic of Brazil (D20)	12/20/24	1.000%(Q)	24,000	2,014,029	3,262	2,010,767	Barclays Bank PLC
Kingdom of Saudi Arabia (D20)	12/20/24	1.000%(Q)	4,000	102,063	544	101,519	Barclays Bank PLC
People’s Republic of China (D20)	12/20/24	1.000%(Q)	18,000	(519,118)	2,447	(521,565)	Barclays Bank PLC
Republic of Argentina (D20)	12/20/24	1.000%(Q)	10,000	7,637,887	1,359	7,636,528	Barclays Bank PLC
Republic of Chile (D20)	12/20/24	1.000%(Q)	4,000	(9,225)	544	(9,769)	Barclays Bank PLC
Republic of Colombia (D20)	12/20/24	1.000%(Q)	10,000	551,912	1,359	550,553	Barclays Bank PLC
Republic of Indonesia (D20)	12/20/24	1.000%(Q)	16,000	626,262	2,175	624,087	Barclays Bank PLC
Republic of Panama (D20)	12/20/24	1.000%(Q)	4,000	67,692	544	67,148	Barclays Bank PLC
Republic of Peru (D20)	12/20/24	1.000%(Q)	4,000	(10,144)	544	(10,688)	Barclays Bank PLC
Republic of Philippines (D20)	12/20/24	1.000%(Q)	4,000	(53,402)	544	(53,946)	Barclays Bank PLC
Republic of South Africa (D20)	12/20/24	1.000%(Q)	18,000	2,285,492	2,447	2,283,045	Barclays Bank PLC
Republic of Turkey (D20)	12/20/24	1.000%(Q)	24,000	4,542,748	3,262	4,539,486	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	137

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Russian Federation (D20)	12/20/24	1.000%(Q)	16,000	$393,147	$2,175	$390,972	Barclays Bank PLC
State of Qatar (D20)	12/20/24	1.000%(Q)	4,000	31,544	544	31,000	Barclays Bank PLC
United Mexican States (D20)	12/20/24	1.000%(Q)	24,000	1,469,041	3,262	1,465,779	Barclays Bank PLC
Emirate of Abu Dhabi (D21)	06/20/25	1.000%(Q)	2,000	23,098	711	22,387	Morgan Stanley & Co. International PLC
Federation of Malaysia (D21)	06/20/25	1.000%(Q)	3,000	6,085	1,067	5,018	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D21)	06/20/25	1.000%(Q)	12,000	1,173,669	4,267	1,169,402	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D21)	06/20/25	1.000%(Q)	2,000	64,447	711	63,736	Morgan Stanley & Co. International PLC
People’s Republic of China (D21)	06/20/25	1.000%(Q)	12,000	(344,669)	4,267	(348,936)	Morgan Stanley & Co. International PLC
Republic of Argentina (D21)	06/20/25	1.000%(Q)	5,000	3,824,751	1,778	3,822,973	Morgan Stanley & Co. International PLC
Republic of Chile (D21)	06/20/25	1.000%(Q)	2,000	4,217	711	3,506	Morgan Stanley & Co. International PLC
Republic of Colombia (D21)	06/20/25	1.000%(Q)	5,000	333,774	1,778	331,996	Morgan Stanley & Co. International PLC
Republic of Indonesia (D21)	06/20/25	1.000%(Q)	8,000	407,993	2,845	405,148	Morgan Stanley & Co. International PLC
Republic of Panama (D21)	06/20/25	1.000%(Q)	2,000	47,124	711	46,413	Morgan Stanley & Co. International PLC
Republic of Peru (D21)	06/20/25	1.000%(Q)	2,000	3,267	711	2,556	Morgan Stanley & Co. International PLC
Republic of Philippines (D21)	06/20/25	1.000%(Q)	2,000	(21,524)	711	(22,235)	Morgan Stanley & Co. International PLC
Republic of South Africa (D21)	06/20/25	1.000%(Q)	9,000	1,285,258	3,201	1,282,057	Morgan Stanley & Co. International PLC
Republic of Turkey (D21)	06/20/25	1.000%(Q)	12,000	2,472,350	4,267	2,468,083	Morgan Stanley & Co. International PLC
Republic of Ukraine (D21)	06/20/25	1.000%(Q)	2,000	505,770	711	505,059	Morgan Stanley & Co. International PLC
Russian Federation (D21)	06/20/25	1.000%(Q)	6,000	195,181	2,134	193,047	Morgan Stanley & Co. International PLC
State of Qatar (D21)	06/20/25	1.000%(Q)	2,000	23,720	711	23,009	Morgan Stanley & Co. International PLC
United Mexican States (D21)	06/20/25	1.000%(Q)	12,000	878,314	4,267	874,047	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

138

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Emirate of Abu Dhabi (D22)	06/20/25	1.000%(Q)	2,000	$23,098	$1,768	$21,330	Citibank, N.A.
Federation of Malaysia (D22)	06/20/25	1.000%(Q)	3,000	6,085	2,653	3,432	Citibank, N.A.
Federative Republic of Brazil (D22)	06/20/25	1.000%(Q)	12,000	1,173,669	10,610	1,163,059	Citibank, N.A.
Kingdom of Saudi Arabia (D22)	06/20/25	1.000%(Q)	2,000	64,447	1,768	62,679	Citibank, N.A.
People’s Republic of China (D22)	06/20/25	1.000%(Q)	12,000	(344,669)	10,610	(355,279)	Citibank, N.A.
Republic of Argentina (D22)	06/20/25	1.000%(Q)	5,000	3,824,751	4,421	3,820,330	Citibank, N.A.
Republic of Chile (D22)	06/20/25	1.000%(Q)	2,000	4,217	1,768	2,449	Citibank, N.A.
Republic of Colombia (D22)	06/20/25	1.000%(Q)	5,000	333,774	4,421	329,353	Citibank, N.A.
Republic of Indonesia (D22)	06/20/25	1.000%(Q)	8,000	407,993	7,073	400,920	Citibank, N.A.
Republic of Panama (D22)	06/20/25	1.000%(Q)	2,000	47,124	1,768	45,356	Citibank, N.A.
Republic of Peru (D22)	06/20/25	1.000%(Q)	2,000	3,267	1,768	1,499	Citibank, N.A.
Republic of Philippines (D22)	06/20/25	1.000%(Q)	2,000	(21,524)	1,768	(23,292)	Citibank, N.A.
Republic of South Africa (D22)	06/20/25	1.000%(Q)	9,000	1,285,258	7,958	1,277,300	Citibank, N.A.
Republic of Turkey (D22)	06/20/25	1.000%(Q)	12,000	2,472,350	10,610	2,461,740	Citibank, N.A.
Republic of Ukraine (D22)	06/20/25	1.000%(Q)	2,000	505,770	1,768	504,002	Citibank, N.A.
Russian Federation (D22)	06/20/25	1.000%(Q)	6,000	195,181	5,305	189,876	Citibank, N.A.
State of Qatar (D22)	06/20/25	1.000%(Q)	2,000	23,720	1,768	21,952	Citibank, N.A.
United Mexican States (D22)	06/20/25	1.000%(Q)	12,000	878,314	10,610	867,704	Citibank, N.A.
Emirate of Abu Dhabi (D23)	06/20/25	1.000%(Q)	2,000	23,098	1,600	21,498	JPMorgan Chase Bank, N.A.
Federation of Malaysia (D23)	06/20/25	1.000%(Q)	3,000	6,085	2,400	3,685	JPMorgan Chase Bank, N.A.
Federative Republic of Brazil (D23)	06/20/25	1.000%(Q)	12,000	1,173,669	9,600	1,164,069	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	139

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Kingdom of Saudi Arabia (D23)	06/20/25	1.000%(Q)	2,000	$64,447	$1,600	$62,847	JPMorgan Chase Bank, N.A.
People’s Republic of China (D23)	06/20/25	1.000%(Q)	12,000	(344,669)	9,600	(354,269)	JPMorgan Chase Bank, N.A.
Republic of Argentina (D23)	06/20/25	1.000%(Q)	5,000	3,824,751	4,000	3,820,751	JPMorgan Chase Bank, N.A.
Republic of Chile (D23)	06/20/25	1.000%(Q)	2,000	4,217	1,600	2,617	JPMorgan Chase Bank, N.A.
Republic of Colombia (D23)	06/20/25	1.000%(Q)	5,000	333,774	4,000	329,774	JPMorgan Chase Bank, N.A.
Republic of Indonesia (D23)	06/20/25	1.000%(Q)	8,000	407,993	6,400	401,593	JPMorgan Chase Bank, N.A.
Republic of Panama (D23)	06/20/25	1.000%(Q)	2,000	47,124	1,600	45,524	JPMorgan Chase Bank, N.A.
Republic of Peru (D23)	06/20/25	1.000%(Q)	2,000	3,267	1,600	1,667	JPMorgan Chase Bank, N.A.
Republic of Philippines (D23)	06/20/25	1.000%(Q)	2,000	(21,524)	1,600	(23,124)	JPMorgan Chase Bank, N.A.
Republic of South Africa (D23)	06/20/25	1.000%(Q)	9,000	1,285,258	7,200	1,278,058	JPMorgan Chase Bank, N.A.
Republic of Turkey (D23)	06/20/25	1.000%(Q)	12,000	2,472,350	9,600	2,462,750	JPMorgan Chase Bank, N.A.
Republic of Ukraine (D23)	06/20/25	1.000%(Q)	2,000	505,770	1,600	504,170	JPMorgan Chase Bank, N.A.
Russian Federation (D23)	06/20/25	1.000%(Q)	6,000	195,181	4,800	190,381	JPMorgan Chase Bank, N.A.
State of Qatar (D23)	06/20/25	1.000%(Q)	2,000	23,720	1,600	22,120	JPMorgan Chase Bank, N.A.
United Mexican States (D23)	06/20/25	1.000%(Q)	12,000	878,314	9,600	868,714	JPMorgan Chase Bank, N.A.
Emirate of Abu Dhabi (D24)	06/20/25	1.000%(Q)	2,000	23,098	1,600	21,498	Citibank, N.A.
Federation of Malaysia (D24)	06/20/25	1.000%(Q)	3,000	6,085	2,400	3,685	Citibank, N.A.
Federative Republic of Brazil (D24)	06/20/25	1.000%(Q)	12,000	1,173,669	9,600	1,164,069	Citibank, N.A.
Kingdom of Saudi Arabia (D24)	06/20/25	1.000%(Q)	2,000	64,447	1,600	62,847	Citibank, N.A.
People’s Republic of China (D24)	06/20/25	1.000%(Q)	12,000	(344,669)	9,600	(354,269)	Citibank, N.A.
Republic of Argentina (D24)	06/20/25	1.000%(Q)	5,000	3,824,751	4,000	3,820,751	Citibank, N.A.

See Notes to Financial Statements.

140

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Chile (D24)	06/20/25	1.000%(Q)	2,000	$4,217	$1,600	$2,617	Citibank, N.A.
Republic of Colombia (D24)	06/20/25	1.000%(Q)	5,000	333,774	4,000	329,774	Citibank, N.A.
Republic of Indonesia (D24)	06/20/25	1.000%(Q)	8,000	407,993	6,400	401,593	Citibank, N.A.
Republic of Panama (D24)	06/20/25	1.000%(Q)	2,000	47,124	1,600	45,524	Citibank, N.A.
Republic of Peru (D24)	06/20/25	1.000%(Q)	2,000	3,267	1,600	1,667	Citibank, N.A.
Republic of Philippines (D24)	06/20/25	1.000%(Q)	2,000	(21,524)	1,600	(23,124)	Citibank, N.A.
Republic of South Africa (D24)	06/20/25	1.000%(Q)	9,000	1,285,258	7,200	1,278,058	Citibank, N.A.
Republic of Turkey (D24)	06/20/25	1.000%(Q)	12,000	2,472,350	9,600	2,462,750	Citibank, N.A.
Republic of Ukraine (D24)	06/20/25	1.000%(Q)	2,000	505,770	1,600	504,170	Citibank, N.A.
Russian Federation (D24)	06/20/25	1.000%(Q)	6,000	195,181	4,800	190,381	Citibank, N.A.
State of Qatar (D24)	06/20/25	1.000%(Q)	2,000	23,720	1,600	22,120	Citibank, N.A.
United Mexican States (D24)	06/20/25	1.000%(Q)	12,000	878,314	9,600	868,714	Citibank, N.A.
Emirate of Abu Dhabi (D25)	06/20/25	1.000%(Q)	3,000	34,647	2,653	31,994	Morgan Stanley & Co. International PLC
Federation of Malaysia (D25)	06/20/25	1.000%(Q)	4,500	9,128	3,979	5,149	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D25)	06/20/25	1.000%(Q)	18,000	1,760,503	15,915	1,744,588	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D25)	06/20/25	1.000%(Q)	3,000	96,671	2,653	94,018	Morgan Stanley & Co. International PLC
People’s Republic of China (D25)	06/20/25	1.000%(Q)	18,000	(517,003)	15,915	(532,918)	Morgan Stanley & Co. International PLC
Republic of Argentina (D25)	06/20/25	1.000%(Q)	7,500	5,737,126	6,631	5,730,495	Morgan Stanley & Co. International PLC
Republic of Chile (D25)	06/20/25	1.000%(Q)	3,000	6,325	2,653	3,672	Morgan Stanley & Co. International PLC
Republic of Colombia (D25)	06/20/25	1.000%(Q)	7,500	500,661	6,631	494,030	Morgan Stanley & Co. International PLC
Republic of Indonesia (D25)	06/20/25	1.000%(Q)	12,000	611,990	10,610	601,380	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	141

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of Panama (D25)	06/20/25	1.000%(Q)	3,000	$70,686	$2,653	$68,033	Morgan Stanley & Co. International PLC
Republic of Peru (D25)	06/20/25	1.000%(Q)	3,000	4,901	2,653	2,248	Morgan Stanley & Co. International PLC
Republic of Philippines (D25)	06/20/25	1.000%(Q)	3,000	(32,286)	2,653	(34,939)	Morgan Stanley & Co. International PLC
Republic of South Africa (D25)	06/20/25	1.000%(Q)	13,500	1,927,887	11,936	1,915,951	Morgan Stanley & Co. International PLC
Republic of Turkey (D25)	06/20/25	1.000%(Q)	18,000	3,708,526	15,915	3,692,611	Morgan Stanley & Co. International PLC
Republic of Ukraine (D25)	06/20/25	1.000%(Q)	3,000	758,654	2,653	756,001	Morgan Stanley & Co. International PLC
Russian Federation (D25)	06/20/25	1.000%(Q)	9,000	292,771	7,958	284,813	Morgan Stanley & Co. International PLC
State of Qatar (D25)	06/20/25	1.000%(Q)	3,000	35,581	2,653	32,928	Morgan Stanley & Co. International PLC
United Mexican States (D25)	06/20/25	1.000%(Q)	18,000	1,317,471	15,915	1,301,556	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D26)	06/20/25	1.000%(Q)	5,000	57,746	2,330	55,416	Morgan Stanley & Co. International PLC
Federation of Malaysia (D26)	06/20/25	1.000%(Q)	7,500	15,213	3,495	11,718	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D26)	06/20/25	1.000%(Q)	30,000	2,934,172	13,980	2,920,192	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D26)	06/20/25	1.000%(Q)	5,000	161,118	2,330	158,788	Morgan Stanley & Co. International PLC
People’s Republic of China (D26)	06/20/25	1.000%(Q)	30,000	(861,672)	13,980	(875,652)	Morgan Stanley & Co. International PLC
Republic of Argentina (D26)	06/20/25	1.000%(Q)	12,500	9,561,877	5,825	9,556,052	Morgan Stanley & Co. International PLC
Republic of Chile (D26)	06/20/25	1.000%(Q)	5,000	10,542	2,330	8,212	Morgan Stanley & Co. International PLC
Republic of Colombia (D26)	06/20/25	1.000%(Q)	12,500	834,435	5,825	828,610	Morgan Stanley & Co. International PLC
Republic of Indonesia (D26)	06/20/25	1.000%(Q)	20,000	1,019,983	9,320	1,010,663	Morgan Stanley & Co. International PLC
Republic of Panama (D26)	06/20/25	1.000%(Q)	5,000	117,809	2,330	115,479	Morgan Stanley & Co. International PLC
Republic of Peru (D26)	06/20/25	1.000%(Q)	5,000	8,168	2,330	5,838	Morgan Stanley & Co. International PLC
Republic of Philippines (D26)	06/20/25	1.000%(Q)	5,000	(53,811)	2,330	(56,141)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

142

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Republic of South Africa (D26)	06/20/25	1.000%(Q)	22,500	$3,213,145	$10,485	$3,202,660	Morgan Stanley & Co. International PLC
Republic of Turkey (D26)	06/20/25	1.000%(Q)	30,000	6,180,876	13,980	6,166,896	Morgan Stanley & Co. International PLC
Republic of Ukraine (D26)	06/20/25	1.000%(Q)	5,000	1,264,424	2,330	1,262,094	Morgan Stanley & Co. International PLC
Russian Federation (D26)	06/20/25	1.000%(Q)	15,000	487,952	6,990	480,962	Morgan Stanley & Co. International PLC
State of Qatar (D26)	06/20/25	1.000%(Q)	5,000	59,301	2,330	56,971	Morgan Stanley & Co. International PLC
United Mexican States (D26)	06/20/25	1.000%(Q)	30,000	2,195,786	13,980	2,181,806	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D27)	06/20/25	1.000%(Q)	6,000	69,295	1,969	67,326	Morgan Stanley & Co. International PLC
Federation of Malaysia (D27)	06/20/25	1.000%(Q)	9,000	18,255	2,953	15,302	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D27)	06/20/25	1.000%(Q)	36,000	3,521,007	11,811	3,509,196	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D27)	06/20/25	1.000%(Q)	6,000	193,342	1,969	191,373	Morgan Stanley & Co. International PLC
People’s Republic of China (D27)	06/20/25	1.000%(Q)	36,000	(1,034,006)	11,811	(1,045,817)	Morgan Stanley & Co. International PLC
Republic of Argentina (D27)	06/20/25	1.000%(Q)	15,000	11,474,252	4,921	11,469,331	Morgan Stanley & Co. International PLC
Republic of Chile (D27)	06/20/25	1.000%(Q)	6,000	12,651	1,969	10,682	Morgan Stanley & Co. International PLC
Republic of Colombia (D27)	06/20/25	1.000%(Q)	15,000	1,001,322	4,921	996,401	Morgan Stanley & Co. International PLC
Republic of Indonesia (D27)	06/20/25	1.000%(Q)	24,000	1,223,980	7,874	1,216,106	Morgan Stanley & Co. International PLC
Republic of Panama (D27)	06/20/25	1.000%(Q)	6,000	141,371	1,969	139,402	Morgan Stanley & Co. International PLC
Republic of Peru (D27)	06/20/25	1.000%(Q)	6,000	9,801	1,969	7,832	Morgan Stanley & Co. International PLC
Republic of Philippines (D27)	06/20/25	1.000%(Q)	6,000	(64,573)	1,969	(66,542)	Morgan Stanley & Co. International PLC
Republic of South Africa (D27)	06/20/25	1.000%(Q)	27,000	3,855,774	8,858	3,846,916	Morgan Stanley & Co. International PLC
Republic of Turkey (D27)	06/20/25	1.000%(Q)	36,000	7,417,051	11,811	7,405,240	Morgan Stanley & Co. International PLC
Republic of Ukraine (D27)	06/20/25	1.000%(Q)	6,000	1,517,309	1,969	1,515,340	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	143

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)** (cont’d.):
Russian Federation (D27)	06/20/25	1.000%(Q)	18,000	$585,543	$5,906	$579,637	Morgan Stanley & Co. International PLC
State of Qatar (D27)	06/20/25	1.000%(Q)	6,000	71,161	1,969	69,192	Morgan Stanley & Co. International PLC
United Mexican States (D27)	06/20/25	1.000%(Q)	36,000	2,634,943	11,811	2,623,132	Morgan Stanley & Co. International PLC

				$234,554,279	$2,016,069	$232,538,210

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
ADT Security Corp. (D01)	12/20/24	5.000%(Q)	1,000	3.599%	$64,276	$(4,761)	$69,037	Goldman Sachs International
Advanced Micro Devices, Inc. (D01)	12/20/24	5.000%(Q)	1,000	0.537%	211,287	(4,761)	216,048	Goldman Sachs International
AES Corp. (The) (D01)	12/20/24	5.000%(Q)	1,000	1.704%	152,480	(4,761)	157,241	Goldman Sachs International
AK Steel Corp. (D01)	12/20/24	5.000%(Q)	500	5.606%	(8,649)	(2,380)	(6,269)	Goldman Sachs International
Ally Financial, Inc. (D01)	12/20/24	5.000%(Q)	1,000	2.055%	134,352	(4,761)	139,113	Goldman Sachs International
American Airlines Group, Inc. (D01)	12/20/24	5.000%(Q)	1,000	32.280%	(495,978)	6,437,851	(6,933,829)	Goldman Sachs International
American Axle & Manufacturing, Inc. (D01)	12/20/24	5.000%(Q)	1,000	10.454%	(168,494)	(4,761)	(163,733)	Goldman Sachs International
Amkor Technology, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.311%	172,237	(4,761)	176,998	Goldman Sachs International
Aramark Services, Inc. (D01)	12/20/24	5.000%(Q)	1,000	3.123%	86,835	(4,761)	91,596	Goldman Sachs International
Arconic, Inc. (D01)	12/20/24	5.000%(Q)	1,000	3.264%	79,361	(4,761)	84,122	Goldman Sachs International

See Notes to Financial Statements.

144

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Ashland LLC (D01)	12/20/24	5.000%(Q)	1,000	1.379%	$168,560	$(4,761)	$173,321	Goldman Sachs International
Avis Budget Group, Inc. (D01)	12/20/24	5.000%(Q)	1,000	19.179%	(332,580)	(4,761)	(327,819)	Goldman Sachs International
Avon Products, Inc. (D01)	12/20/24	5.000%(Q)	1,000	6.108%	(35,380)	(4,761)	(30,619)	Goldman Sachs International
Ball Corp. (D01)	12/20/24	5.000%(Q)	1,000	0.887%	193,255	(4,761)	198,016	Goldman Sachs International
Bausch Health Cos., Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.916%	142,913	(4,761)	147,674	Goldman Sachs International
Beazer Homes USA, Inc. (D01)	12/20/24	5.000%(Q)	1,000	8.226%	(108,625)	(4,761)	(103,864)	Goldman Sachs International
Bombardier, Inc. (D01)	12/20/24	5.000%(Q)	1,000	17.816%	(299,836)	(4,761)	(295,075)	Goldman Sachs International
Boyd Gaming Corp. (D01)	12/20/24	5.000%(Q)	1,000	4.704%	17,950	(4,761)	22,711	Goldman Sachs International
California Resources Corp. (D01)	12/20/24	5.000%(Q)	1,000	376.348%	(951,412)	(4,761)	(946,651)	Goldman Sachs International
Calpine Corp. (D01)	12/20/24	5.000%(Q)	1,000	1.877%	145,096	(4,761)	149,857	Goldman Sachs International
CCO Holdings LLC (D01)	12/20/24	5.000%(Q)	1,000	1.460%	165,536	(4,761)	170,297	Goldman Sachs International
CenturyLink, Inc. (D01)	12/20/24	5.000%(Q)	1,000	3.694%	60,283	(4,761)	65,044	Goldman Sachs International
Chesapeake Energy Corp. (D01)	12/20/24	5.000%(Q)	1,000	342.035%	(940,111)	(4,761)	(935,350)	Goldman Sachs International
CIT Group, Inc. (D01)	12/20/24	5.000%(Q)	1,000	3.157%	83,214	(4,761)	87,975	Goldman Sachs International
Cleveland-Cliffs, Inc. (D01)	12/20/24	5.000%(Q)	500	13.934%	(126,486)	(750)	(125,736)	Goldman Sachs International
Community Health Systems, Inc. (D01)	12/20/24	5.000%(Q)	1,000	23.286%	(438,688)	(4,761)	(433,927)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	145

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
CSC Holdings LLC (D01)	12/20/24	5.000%(Q)	1,000	1.611%	$157,750	$(4,761)	$162,511	Goldman Sachs International
DaVita, Inc. (D01)	12/20/24	5.000%(Q)	1,000	0.976%	188,744	(4,761)	193,505	Goldman Sachs International
Dell, Inc. (D01)	12/20/24	5.000%(Q)	1,000	2.118%	132,872	(4,761)	137,633	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D01)	12/20/24	5.000%(Q)	1,000	*	(901,402)	(4,761)	(896,641)	Goldman Sachs International
DISH DBS Corp. (D01)	12/20/24	5.000%(Q)	1,000	5.624%	(18,472)	(4,761)	(13,711)	Goldman Sachs International
Freeport-McMoRan, Inc. (D01) 12/20/24		5.000%(Q)	1,000	3.275%	78,029	(4,761)	82,790	Goldman Sachs International
Frontier Communications Corp. (D01)	12/20/24	5.000%(Q)	1,000	*	(727,380)	(4,761)	(722,619)	Goldman Sachs International
Gap, Inc. (D01)	12/20/24	5.000%(Q)	1,000	4.826%	12,770	(4,761)	17,531	Goldman Sachs International
Genworth Holdings, Inc. (D01)	12/20/24	5.000%(Q)	1,000	7.722%	(89,909)	(4,761)	(85,148)	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D01)	12/20/24	5.000%(Q)	1,000	5.975%	(32,055)	(4,761)	(27,294)	Goldman Sachs International
HCA, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.306%	171,889	(4,761)	176,650	Goldman Sachs International
HD Supply Holdings, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.144%	180,785	(4,761)	185,546	Goldman Sachs International
Hertz Corp. (The) (D01)	12/20/24	5.000%(Q)	1,000	91.529%	(773,213)	(4,761)	(768,452)	Goldman Sachs International
Iron Mountain, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.032%	185,869	(4,761)	190,630	Goldman Sachs International
iStar, Inc. (D01)	12/20/24	5.000%(Q)	1,000	6.711%	(57,314)	(4,761)	(52,553)	Goldman Sachs International
J. C. Penney Co., Inc. (D01)	12/20/24	5.000%(Q)	1,000	331.374%	(915,004)	(4,761)	(910,243)	Goldman Sachs International

See Notes to Financial Statements.

146

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
K. Hovnanian Enterprises, Inc. (D01)	12/20/24	5.000%(Q)	1,000	31.767%	$(532,106)	$(4,761)	$(527,345)	Goldman Sachs International
KB Home (D01)	12/20/24	5.000%(Q)	1,000	2.873%	97,035	(4,761)	101,796	Goldman Sachs International
L Brands, Inc. (D01)	12/20/24	5.000%(Q)	1,000	9.392%	(136,007)	(4,761)	(131,246)	Goldman Sachs International
Lamb Weston Holdings, Inc. (D01)	12/20/24	5.000%(Q)	1,000	0.815%	196,997	(4,761)	201,758	Goldman Sachs International
Lennar Corp. (D01)	12/20/24	5.000%(Q)	1,000	1.970%	139,891	(4,761)	144,652	Goldman Sachs International
Liberty Interactive LLC (D01)	12/20/24	5.000%(Q)	1,000	3.598%	65,486	(4,761)	70,247	Goldman Sachs International
MBIA, Inc. (D01)	12/20/24	5.000%(Q)	1,000	2.867%	97,274	(4,761)	102,035	Goldman Sachs International
MDC Holdings, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.814%	147,015	(4,761)	151,776	Goldman Sachs International
Meritor, Inc. (D01)	12/20/24	5.000%(Q)	1,000	2.476%	115,580	(4,761)	120,341	Goldman Sachs International
MGIC Investment Corp. (D01)	12/20/24	5.000%(Q)	1,000	3.232%	80,175	(4,761)	84,936	Goldman Sachs International
MGM Resorts International (D01)	12/20/24	5.000%(Q)	1,000	4.918%	9,105	(4,761)	13,866	Goldman Sachs International
Murphy Oil Corp. (D01)	12/20/24	5.000%(Q)	1,000	9.523%	(146,118)	(4,761)	(141,357)	Goldman Sachs International
Nabors Industries, Inc. (D01)	12/20/24	5.000%(Q)	1,000	55.176%	(741,138)	(4,761)	(736,377)	Goldman Sachs International
Navient Corp. (D01)	12/20/24	5.000%(Q)	1,000	5.490%	(12,998)	(4,761)	(8,237)	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (D01)	12/20/24	5.000%(Q)	1,000	287.037%	(903,211)	(4,761)	(898,450)	Goldman Sachs International
Netflix, Inc. (D01)	12/20/24	5.000%(Q)	1,000	0.989%	187,944	(4,761)	192,705	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	147

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
New Albertsons, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.262%	$174,719	$(4,761)	$179,480	Goldman Sachs International
Noble Corp. (D01)	12/20/24	5.000%(Q)	1,000	108.130%	(896,647)	(4,761)	(891,886)	Goldman Sachs International
NOVA Chemicals Corp. (D01)	12/20/24	5.000%(Q)	1,000	5.346%	(7,988)	(4,761)	(3,227)	Goldman Sachs International
NRG Energy, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.624%	156,734	(4,761)	161,495	Goldman Sachs International
Olin Corp. (D01)	12/20/24	5.000%(Q)	1,000	3.595%	64,656	(4,761)	69,417	Goldman Sachs International
Pactiv LLC (D01)	12/20/24	5.000%(Q)	1,000	2.019%	137,458	(4,761)	142,219	Goldman Sachs International
Pitney Bowes, Inc. (D01)	12/20/24	5.000%(Q)	1,000	10.396%	(168,145)	(4,761)	(163,384)	Goldman Sachs International
PolyOne Corp. (D01)	12/20/24	5.000%(Q)	1,000	1.838%	147,258	(4,761)	152,019	Goldman Sachs International
PulteGroup, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.679%	153,220	(4,761)	157,981	Goldman Sachs International
Radian Group, Inc. (D01)	12/20/24	5.000%(Q)	1,000	3.268%	78,982	(4,761)	83,743	Goldman Sachs International
Realogy Group LLC (D01)	12/20/24	5.000%(Q)	1,000	12.520%	(231,059)	(4,761)	(226,298)	Goldman Sachs International
Rite Aid Corp. (D01)	12/20/24	5.000%(Q)	1,000	8.318%	(116,321)	(4,761)	(111,560)	Goldman Sachs International
RR Donnelley & Sons Co. (D01)	12/20/24	5.000%(Q)	1,000	12.602%	(226,187)	(4,761)	(221,426)	Goldman Sachs International
Sabre Corp. (D01)	12/20/24	5.000%(Q)	1,000	5.910%	(30,096)	(4,761)	(25,335)	Goldman Sachs International
Safeway, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.258%	174,733	(4,761)	179,494	Goldman Sachs International
Sealed Air Corp. (D01)	12/20/24	5.000%(Q)	1,000	1.411%	166,753	(4,761)	171,514	Goldman Sachs International
Sirius XM Radio, Inc. (D01)	12/20/24	5.000%(Q)	1,000	0.773%	198,992	(4,761)	203,753	Goldman Sachs International
Springleaf Finance Corp. (D01)	12/20/24	5.000%(Q)	1,000	6.241%	(40,212)	(4,761)	(35,451)	Goldman Sachs International

See Notes to Financial Statements.

148

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Sprint Communications, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.036%	$184,320	$(4,761)	$189,081	Goldman Sachs International
Staples, Inc. (D01)	12/20/24	5.000%(Q)	1,000	20.235%	(355,215)	(4,761)	(350,454)	Goldman Sachs International
Talen Energy Supply LLC (D01)	12/20/24	5.000%(Q)	1,000	11.313%	(201,963)	(4,761)	(197,202)	Goldman Sachs International
Targa Resources Partners LP (D01)	12/20/24	5.000%(Q)	1,000	4.803%	13,567	(4,761)	18,328	Goldman Sachs International
TEGNA, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.878%	144,971	(4,761)	149,732	Goldman Sachs International
Tenet Healthcare Corp. (D01)	12/20/24	5.000%(Q)	1,000	6.279%	(43,214)	(4,761)	(38,453)	Goldman Sachs International
Tesla, Inc. (D01)	12/20/24	5.000%(Q)	1,000	2.591%	107,061	(4,761)	111,822	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (D01)	12/20/24	5.000%(Q)	1,000	3.555%	66,245	(4,761)	71,006	Goldman Sachs International
T-Mobile, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.246%	175,148	(4,761)	179,909	Goldman Sachs International
Toll Brothers, Inc. (D01)	12/20/24	5.000%(Q)	1,000	2.529%	112,247	(4,761)	117,008	Goldman Sachs International
TransDigm, Inc. (D01)	12/20/24	5.000%(Q)	1,000	4.346%	32,498	(4,761)	37,259	Goldman Sachs International
Transocean, Inc. (D01)	12/20/24	5.000%(Q)	1,000	44.061%	(659,133)	(4,761)	(654,372)	Goldman Sachs International
Unisys Corp. (D01)	12/20/24	5.000%(Q)	1,000	2.537%	113,378	(4,761)	118,139	Goldman Sachs International
United Continental Holdings, Inc. (D01)	12/20/24	5.000%(Q)	1,000	13.537%	(235,640)	(4,761)	(230,879)	Goldman Sachs International
United Rentals North America, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.707%	152,875	(4,761)	157,636	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	149

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United States Steel Corp. (D01)	12/20/24	5.000%(Q)	1,000	15.200%	$(271,878)	$(4,761)	$(267,117)	Goldman Sachs International
Uniti Group, Inc. (D01)	12/20/24	5.000%(Q)	1,000	11.574%	(201,728)	(4,761)	(196,967)	Goldman Sachs International
Universal Health Services, Inc. (D01)	12/20/24	5.000%(Q)	1,000	0.658%	204,756	(4,761)	209,517	Goldman Sachs International
Univision Communications, Inc. (D01)	12/20/24	5.000%(Q)	1,000	5.251%	(4,194)	(4,761)	567	Goldman Sachs International
Vistra Energy Corp. (D01)	12/20/24	5.000%(Q)	1,000	1.669%	153,636	(4,761)	158,397	Goldman Sachs International
Whiting Petroleum Corp. (D01)	12/20/24	5.000%(Q)	1,000	*	(889,077)	(4,761)	(884,316)	Goldman Sachs International
Xerox Corp. (D01)	12/20/24	5.000%(Q)	1,000	2.211%	128,399	(4,761)	133,160	Goldman Sachs International
Yum! Brands, Inc. (D01)	12/20/24	5.000%(Q)	1,000	1.348%	169,100	(4,761)	173,861	Goldman Sachs International
Federation of Malaysia (D02)	12/20/21	1.000%(Q)	2,000	0.346%	23,884	(469)	24,353	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/21	1.000%(Q)	7,500	1.921%	(103,640)	(1,758)	(101,882)	Barclays Bank PLC
People’s Republic of China (D02)	12/20/21	1.000%(Q)	4,500	0.118%	70,796	(1,055)	71,851	Barclays Bank PLC
Republic of Argentina (D02)	12/20/21	1.000%(Q)	1,500	369.680%	(1,127,122)	(352)	(1,126,770)	Barclays Bank PLC
Republic of Chile (D02)	12/20/21	1.000%(Q)	1,500	0.440%	15,598	(352)	15,950	Barclays Bank PLC
Republic of Colombia (D02)	12/20/21	1.000%(Q)	1,500	1.372%	(7,358)	(352)	(7,006)	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/21	1.000%(Q)	2,000	0.887%	6,025	(469)	6,494	Barclays Bank PLC

See Notes to Financial Statements.

150

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Panama (D02)	12/20/21	1.000%(Q)	1,500	0.732%	$8,365	$(352)	$8,717	Barclays Bank PLC
Republic of Peru (D02)	12/20/21	1.000%(Q)	1,500	0.433%	15,775	(352)	16,127	Barclays Bank PLC
Republic of Philippines (D02)	12/20/21	1.000%(Q)	1,500	0.260%	20,064	(352)	20,416	Barclays Bank PLC
Republic of South Africa (D02)	12/20/21	1.000%(Q)	5,000	3.352%	(182,372)	(1,172)	(181,200)	Barclays Bank PLC
Republic of Turkey (D02)	12/20/21	1.000%(Q)	7,500	5.695%	(539,563)	(1,758)	(537,805)	Barclays Bank PLC
Russian Federation (D02)	12/20/21	1.000%(Q)	5,500	0.931%	12,677	(1,289)	13,966	Barclays Bank PLC
United Mexican States (D02)	12/20/21	1.000%(Q)	5,500	1.517%	(40,008)	(1,289)	(38,719)	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	2,250	0.608%	30,187	(1,865)	32,052	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	11,250	2.511%	(501,364)	(9,326)	(492,038)	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	8,250	0.215%	213,474	(6,839)	220,313	Barclays Bank PLC
Republic of Argentina (D03)	06/20/23	1.000%(Q)	2,250	283.185%	(1,709,614)	(1,865)	(1,707,749)	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	2,250	0.681%	25,073	(1,865)	26,938	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	3,000	1.819%	(71,728)	(2,487)	(69,241)	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	3,000	1.324%	(26,373)	(2,487)	(23,886)	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	2,250	1.059%	(1,516)	(1,865)	349	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	151

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Peru (D03)	06/20/23	1.000%(Q)	2,250	0.670%	$25,823	$(1,865)	$27,688	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	2,250	0.471%	39,918	(1,865)	41,783	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	6,750	3.753%	(539,159)	(5,596)	(533,563)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	10,500	5.784%	(1,398,488)	(8,705)	(1,389,783)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	6,750	1.195%	(32,832)	(5,596)	(27,236)	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	9,750	1.990%	(283,335)	(8,083)	(275,252)	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	3,000	0.595%	41,521	(4,246)	45,767	Citibank, N.A.
Federative Republic of Brazil (D04)	06/20/23	1.000%(Q)	15,000	2.511%	(668,485)	(21,231)	(647,254)	Citibank, N.A.
People’s Republic of China (D04)	06/20/23	1.000%(Q)	11,000	0.215%	284,632	(15,569)	300,201	Citibank, N.A.
Republic of Argentina (D04)	06/20/23	1.000%(Q)	3,000	283.185%	(2,279,485)	(4,246)	(2,275,239)	Citibank, N.A.
Republic of Chile (D04)	06/20/23	1.000%(Q)	3,000	0.681%	33,431	(4,246)	37,677	Citibank, N.A.
Republic of Colombia (D04)	06/20/23	1.000%(Q)	4,000	1.819%	(95,637)	(5,662)	(89,975)	Citibank, N.A.
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	4,000	1.324%	(35,164)	(5,662)	(29,502)	Citibank, N.A.
Republic of Panama (D04)	06/20/23	1.000%(Q)	3,000	1.059%	(2,022)	(4,246)	2,224	Citibank, N.A.
Republic of Peru (D04)	06/20/23	1.000%(Q)	3,000	0.670%	34,430	(4,246)	38,676	Citibank, N.A.

See Notes to Financial Statements.

152

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Philippines (D04)	06/20/23	1.000%(Q)	3,000	0.471%	$53,224	$(4,246)	$57,470	Citibank, N.A.
Republic of South Africa (D04)	06/20/23	1.000%(Q)	9,000	3.753%	(718,879)	(12,738)	(706,141)	Citibank, N.A.
Republic of Turkey (D04)	06/20/23	1.000%(Q)	14,000	5.784%	(1,864,651)	(19,815)	(1,844,836)	Citibank, N.A.
Russian Federation (D04)	06/20/23	1.000%(Q)	9,000	1.195%	(43,776)	(12,738)	(31,038)	Citibank, N.A.
United Mexican States (D04)	06/20/23	1.000%(Q)	13,000	1.990%	(377,781)	(18,400)	(359,381)	Citibank, N.A.
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	4,500	0.608%	60,375	(1,911)	62,286	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	22,500	2.511%	(1,002,727)	(9,554)	(993,173)	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	16,500	0.215%	426,947	(7,006)	433,953	Barclays Bank PLC
Republic of Argentina (D05)	06/20/23	1.000%(Q)	4,500	283.185%	(3,419,228)	(1,911)	(3,417,317)	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	4,500	0.681%	50,146	(1,911)	52,057	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	6,000	1.819%	(143,456)	(2,548)	(140,908)	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	6,000	1.324%	(52,746)	(2,548)	(50,198)	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	4,500	1.059%	(3,033)	(1,911)	(1,122)	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	4,500	0.670%	51,646	(1,911)	53,557	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	4,500	0.471%	79,836	(1,911)	81,747	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	153

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of South Africa (D05)	06/20/23	1.000%(Q)	13,500	3.753%	$(1,078,318)	$(5,732)	$(1,072,586)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	21,000	5.784%	(2,796,977)	(8,917)	(2,788,060)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	13,500	1.195%	(65,663)	(5,732)	(59,931)	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	19,500	1.990%	(566,671)	(8,280)	(558,391)	Barclays Bank PLC
Federation of Malaysia (D06)	06/20/23	1.000%(Q)	5,250	0.608%	70,437	(2,866)	73,303	Barclays Bank PLC
Federative Republic of Brazil (D06)	06/20/23	1.000%(Q)	26,250	2.511%	(1,169,849)	(14,331)	(1,155,518)	Barclays Bank PLC
People’s Republic of China (D06)	06/20/23	1.000%(Q)	19,250	0.215%	498,105	(10,509)	508,614	Barclays Bank PLC
Republic of Argentina (D06)	06/20/23	1.000%(Q)	5,250	283.185%	(3,989,099)	(2,866)	(3,986,233)	Barclays Bank PLC
Republic of Chile (D06)	06/20/23	1.000%(Q)	5,250	0.681%	58,504	(2,866)	61,370	Barclays Bank PLC
Republic of Colombia (D06)	06/20/23	1.000%(Q)	7,000	1.819%	(167,365)	(3,822)	(163,543)	Barclays Bank PLC
Republic of Indonesia (D06)	06/20/23	1.000%(Q)	7,000	1.324%	(61,537)	(3,822)	(57,715)	Barclays Bank PLC
Republic of Panama (D06)	06/20/23	1.000%(Q)	5,250	1.059%	(3,538)	(2,866)	(672)	Barclays Bank PLC
Republic of Peru (D06)	06/20/23	1.000%(Q)	5,250	0.670%	60,253	(2,866)	63,119	Barclays Bank PLC
Republic of Philippines (D06)	06/20/23	1.000%(Q)	5,250	0.471%	93,142	(2,866)	96,008	Barclays Bank PLC
Republic of South Africa (D06)	06/20/23	1.000%(Q)	15,750	3.753%	(1,258,038)	(8,598)	(1,249,440)	Barclays Bank PLC

See Notes to Financial Statements.

154

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Turkey (D06)	06/20/23	1.000%(Q)	24,500	5.784%	$(3,263,139)	$(13,375)	$(3,249,764)	Barclays Bank PLC
Russian Federation (D06)	06/20/23	1.000%(Q)	15,750	1.195%	(76,607)	(8,598)	(68,009)	Barclays Bank PLC
United Mexican States (D06)	06/20/23	1.000%(Q)	22,750	1.990%	(661,116)	(12,420)	(648,696)	Barclays Bank PLC
Federation of Malaysia (D07)	06/20/23	1.000%(Q)	7,500	0.608%	100,625	(3,033)	103,658	Barclays Bank PLC
Federative Republic of Brazil (D07)	06/20/23	1.000%(Q)	37,500	2.511%	(1,671,212)	(15,165)	(1,656,047)	Barclays Bank PLC
People’s Republic of China (D07)	06/20/23	1.000%(Q)	27,500	0.215%	711,579	(11,121)	722,700	Barclays Bank PLC
Republic of Argentina (D07)	06/20/23	1.000%(Q)	7,500	283.185%	(5,698,713)	(3,033)	(5,695,680)	Barclays Bank PLC
PLC Republic of Chile (D07)	06/20/23	1.000%(Q)	7,500	0.681%	83,577	(3,033)	86,610	Barclays Bank PLC
Republic of Colombia (D07)	06/20/23	1.000%(Q)	10,000	1.819%	(239,093)	(4,044)	(235,049)	Barclays Bank PLC
Republic of Indonesia (D07)	06/20/23	1.000%(Q)	10,000	1.324%	(87,909)	(4,044)	(83,865)	Barclays Bank PLC
Republic of Panama (D07)	06/20/23	1.000%(Q)	7,500	1.059%	(5,054)	(3,033)	(2,021)	Barclays Bank PLC
Republic of Peru (D07)	06/20/23	1.000%(Q)	7,500	0.670%	86,076	(3,033)	89,109	Barclays Bank PLC
Republic of Philippines (D07)	06/20/23	1.000%(Q)	7,500	0.471%	133,060	(3,033)	136,093	Barclays Bank PLC
Republic of South Africa (D07)	06/20/23	1.000%(Q)	22,500	3.753%	(1,797,196)	(9,099)	(1,788,097)	Barclays Bank PLC
Republic of Turkey (D07)	06/20/23	1.000%(Q)	35,000	5.784%	(4,661,628)	(14,154)	(4,647,474)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	155

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Russian Federation (D07)	06/20/23	1.000%(Q)	22,500	1.195%	$(109,439)	$(9,099)	$(100,340)	Barclays Bank PLC
United Mexican States (D07)	06/20/23	1.000%(Q)	32,500	1.990%	(944,452)	(13,143)	(931,309)	Barclays Bank PLC
Federation of Malaysia (D08)	12/20/23	1.000%(Q)	2,550	0.736%	27,250	(1,018)	28,268	Barclays Bank PLC
Federative Republic of Brazil (D08)	12/20/23	1.000%(Q)	12,750	2.681%	(729,339)	(5,089)	(724,250)	Barclays Bank PLC
People’s Republic of China (D08)	12/20/23	1.000%(Q)	8,500	0.279%	233,101	(3,393)	236,494	Barclays Bank PLC
Republic of Argentina (D08)	12/20/23	1.000%(Q)	2,550	265.212%	(1,941,135)	(1,018)	(1,940,117)	Barclays Bank PLC
Republic of Chile (D08)	12/20/23	1.000%(Q)	2,550	0.784%	22,866	(1,018)	23,884	Barclays Bank PLC
Republic of Colombia (D08)	12/20/23	1.000%(Q)	3,400	1.989%	(114,528)	(1,357)	(113,171)	Barclays Bank PLC
Republic of Indonesia (D08)	12/20/23	1.000%(Q)	3,400	1.539%	(60,909)	(1,357)	(59,552)	Barclays Bank PLC
Republic of Panama (D08)	12/20/23	1.000%(Q)	2,550	1.184%	(13,852)	(1,018)	(12,834)	Barclays Bank PLC
Republic of Peru (D08)	12/20/23	1.000%(Q)	2,550	0.780%	23,259	(1,018)	24,277	Barclays Bank PLC
Republic of Philippines (D08)	12/20/23	1.000%(Q)	2,550	0.566%	43,000	(1,018)	44,018	Barclays Bank PLC
Republic of South Africa (D08)	12/20/23	1.000%(Q)	7,650	3.870%	(729,928)	(3,053)	(726,875)	Barclays Bank PLC
Republic of Turkey (D08)	12/20/23	1.000%(Q)	12,750	5.824%	(1,949,012)	(5,089)	(1,943,923)	Barclays Bank PLC
Russian Federation (D08)	12/20/23	1.000%(Q)	7,650	1.332%	(81,700)	(3,053)	(78,647)	Barclays Bank PLC

See Notes to Financial Statements.

156

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United Mexican States (D08)	12/20/23	1.000%(Q)	11,050	2.146%	$(431,525)	$(4,410)	$(427,115)	Barclays Bank PLC
Federation of Malaysia (D09)	12/20/23	1.000%(Q)	3,000	0.709%	34,983	(5,203)	40,186	Citibank, N.A.
Federative Republic of Brazil (D09)	12/20/23	1.000%(Q)	15,000	2.681%	(858,045)	(26,017)	(832,028)	Citibank, N.A.
People’s Republic of China (D09)	12/20/23	1.000%(Q)	10,000	0.279%	274,237	(17,345)	291,582	Citibank, N.A.
Republic of Argentina (D09)	12/20/23	1.000%(Q)	3,000	265.212%	(2,283,688)	(5,203)	(2,278,485)	Citibank, N.A.
Republic of Chile (D09)	12/20/23	1.000%(Q)	3,000	0.784%	26,901	(5,203)	32,104	Citibank, N.A.
Republic of Colombia (D09)	12/20/23	1.000%(Q)	4,000	1.989%	(134,739)	(6,938)	(127,801)	Citibank, N.A.
Republic of Indonesia (D09)	12/20/23	1.000%(Q)	4,000	1.539%	(71,658)	(6,938)	(64,720)	Citibank, N.A.
Republic of Panama (D09)	12/20/23	1.000%(Q)	3,000	1.184%	(16,297)	(5,203)	(11,094)	Citibank, N.A.
Republic of Peru (D09)	12/20/23	1.000%(Q)	3,000	0.780%	27,364	(5,270)	32,634	Citibank, N.A.
Republic of Philippines (D09)	12/20/23	1.000%(Q)	3,000	0.566%	50,588	(5,203)	55,791	Citibank, N.A.
Republic of South Africa (D09)	12/20/23	1.000%(Q)	9,000	3.870%	(858,738)	(15,610)	(843,128)	Citibank, N.A.
Republic of Turkey (D09)	12/20/23	1.000%(Q)	15,000	5.824%	(2,292,955)	(26,017)	(2,266,938)	Citibank, N.A.
Russian Federation (D09)	12/20/23	1.000%(Q)	9,000	1.332%	(96,118)	(15,610)	(80,508)	Citibank, N.A.
United Mexican States (D09)	12/20/23	1.000%(Q)	13,000	2.146%	(507,677)	(22,548)	(485,129)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	157

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	3,000	0.736%	$32,059	$(5,670)	$37,729	Citibank, N.A.
Federative Republic of Brazil (D10)	12/20/23	1.000%(Q)	15,000	2.681%	(858,045)	(28,352)	(829,693)	Citibank, N.A.
People’s Republic of China (D10)	12/20/23	1.000%(Q)	10,000	0.279%	274,237	(18,901)	293,138	Citibank, N.A.
Republic of Argentina (D10)	12/20/23	1.000%(Q)	3,000	265.212%	(2,283,688)	(5,670)	(2,278,018)	Citibank, N.A.
Republic of Chile (D10)	12/20/23	1.000%(Q)	3,000	0.784%	26,901	(5,670)	32,571	Citibank, N.A.
Republic of Colombia (D10)	12/20/23	1.000%(Q)	4,000	1.989%	(134,739)	(7,560)	(127,179)	Citibank, N.A.
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	4,000	1.539%	(71,658)	(7,560)	(64,098)	Citibank, N.A.
Republic of Panama (D10)	12/20/23	1.000%(Q)	3,000	1.184%	(16,297)	(5,670)	(10,627)	Citibank, N.A.
Republic of Peru (D10)	12/20/23	1.000%(Q)	3,000	0.780%	27,364	(5,670)	33,034	Citibank, N.A.
Republic of Philippines (D10)	12/20/23	1.000%(Q)	3,000	0.566%	50,588	(5,670)	56,258	Citibank, N.A.
Republic of South Africa (D10)	12/20/23	1.000%(Q)	9,000	3.870%	(858,738)	(17,011)	(841,727)	Citibank, N.A.
Republic of Turkey (D10)	12/20/23	1.000%(Q)	15,000	5.824%	(2,292,955)	(28,352)	(2,264,603)	Citibank, N.A.
Russian Federation (D10)	12/20/23	1.000%(Q)	9,000	1.332%	(96,118)	(17,011)	(79,107)	Citibank, N.A.
United Mexican States (D10)	12/20/23	1.000%(Q)	13,000	2.146%	(507,677)	(24,571)	(483,106)	Citibank, N.A.
Federation of Malaysia (D11)	12/20/23	1.000%(Q)	4,500	0.736%	48,088	(6,523)	54,611	Barclays Bank PLC

See Notes to Financial Statements.

158

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D11)	12/20/23	1.000%(Q)	22,500	2.681%	$(1,287,068)	$(32,614)	$(1,254,454)	Barclays Bank PLC
People’s Republic of China (D11)	12/20/23	1.000%(Q)	15,000	0.279%	411,355	(21,743)	433,098	Barclays Bank PLC
Republic of Argentina (D11)	12/20/23	1.000%(Q)	4,500	265.212%	(3,425,532)	(6,523)	(3,419,009)	Barclays Bank PLC
Republic of Chile (D11)	12/20/23	1.000%(Q)	4,500	0.784%	40,352	(6,523)	46,875	Barclays Bank PLC
Republic of Colombia (D11)	12/20/23	1.000%(Q)	6,000	1.989%	(202,108)	(8,697)	(193,411)	Barclays Bank PLC
Republic of Indonesia (D11)	12/20/23	1.000%(Q)	6,000	1.539%	(107,487)	(8,697)	(98,790)	Barclays Bank PLC
Republic of Panama (D11)	12/20/23	1.000%(Q)	4,500	1.184%	(24,445)	(6,523)	(17,922)	Barclays Bank PLC
Republic of Peru (D11)	12/20/23	1.000%(Q)	4,500	0.780%	41,046	(6,523)	47,569	Barclays Bank PLC
Republic of Philippines (D11)	12/20/23	1.000%(Q)	4,500	0.566%	75,882	(6,523)	82,405	Barclays Bank PLC
Republic of South Africa (D11)	12/20/23	1.000%(Q)	13,500	3.870%	(1,288,108)	(19,568)	(1,268,540)	Barclays Bank PLC
Republic of Turkey (D11)	12/20/23	1.000%(Q)	22,500	5.824%	(3,439,433)	(32,614)	(3,406,819)	Barclays Bank PLC
Russian Federation (D11)	12/20/23	1.000%(Q)	13,500	1.332%	(144,177)	(19,568)	(124,609)	Barclays Bank PLC
United Mexican States (D11)	12/20/23	1.000%(Q)	19,500	2.146%	(761,515)	(28,265)	(733,250)	Barclays Bank PLC
Federation of Malaysia (D12)	12/20/23	1.000%(Q)	10,500	0.736%	112,206	(6,176)	118,382	Barclays Bank PLC
Federative Republic of Brazil (D12)	12/20/23	1.000%(Q)	52,500	2.681%	(3,003,159)	(30,881)	(2,972,278)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	159

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
People’s Republic of China (D12)	12/20/23	1.000%(Q)	35,000	0.279%	$959,829	$(20,587)	980,416	Barclays Bank PLC
Republic of Argentina (D12)	12/20/23	1.000%(Q)	10,500	265.212%	(7,992,908)	(6,176)	(7,986,732)	Barclays Bank PLC
Republic of Chile (D12)	12/20/23	1.000%(Q)	10,500	0.784%	94,155	(6,176)	100,331	Barclays Bank PLC
Republic of Colombia (D12)	12/20/23	1.000%(Q)	14,000	1.989%	(471,586)	(8,235)	(463,351)	Barclays Bank PLC
Republic of Indonesia (D12)	12/20/23	1.000%(Q)	14,000	1.539%	(250,803)	(8,235)	(242,568)	Barclays Bank PLC
Republic of Panama (D12)	12/20/23	1.000%(Q)	10,500	1.184%	(57,038)	(6,176)	(50,862)	Barclays Bank PLC
Republic of Peru (D12)	12/20/23	1.000%(Q)	10,500	0.780%	95,773	(6,176)	101,949	Barclays Bank PLC
Republic of Philippines (D12)	12/20/23	1.000%(Q)	10,500	0.566%	177,059	(6,176)	183,235	Barclays Bank PLC
Republic of South Africa (D12)	12/20/23	1.000%(Q)	31,500	3.870%	(3,005,584)	(18,528)	(2,987,056)	Barclays Bank PLC
Republic of Turkey (D12)	12/20/23	1.000%(Q)	52,500	5.824%	(8,025,344)	(30,881)	(7,994,463)	Barclays Bank PLC
Russian Federation (D12)	12/20/23	1.000%(Q)	31,500	1.332%	(336,412)	(18,528)	(317,884)	Barclays Bank PLC
United Mexican States (D12)	12/20/23	1.000%(Q)	45,500	2.146%	(1,776,868)	(26,763)	(1,750,105)	Barclays Bank PLC

					$(103,922,552)	$4,721,020	$(108,643,572)

See Notes to Financial Statements.

160

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**†:
CDX.NA.HY.33.V3 (D01)	12/20/24	5.000%(Q)	2,375,108	6.534%	$(105,876,436)	$(122,451,344)	$(16,574,908)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)**:
CDX.EM.26.V2 (D02)	12/20/21	1.000%(Q)	48,500	$1,720,204	$(17,867)	$1,738,071	Barclays Bank PLC
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	72,750	4,089,231	(3,236)	4,092,467	Barclays Bank PLC
CDX.EM.29.V1 (D04)	06/20/23	1.000%(Q)	97,000	5,452,309	17,260	5,435,049	Citibank, N.A.
CDX.EM.29.V1 (D05)	06/20/23	1.000%(Q)	145,500	8,178,463	(65,312)	8,243,775	Barclays Bank PLC
CDX.EM.29.V1 (D06)	06/20/23	1.000%(Q)	169,750	9,541,540	(55,603)	9,597,143	Barclays Bank PLC
CDX.EM.29.V1 (D07)	06/20/23	1.000%(Q)	242,500	13,630,772	(113,756)	13,744,528	Barclays Bank PLC
CDX.EM.30.V1 (D08)	12/20/23	1.000%(Q)	82,450	5,464,762	115,701	5,349,061	Barclays Bank PLC
CDX.EM.30.V1 (D09)	12/20/23	1.000%(Q)	97,000	6,429,131	42,676	6,386,455	Citibank, N.A.
CDX.EM.30.V1 (D10)	12/20/23	1.000%(Q)	97,000	6,429,131	57,268	6,371,863	Citibank, N.A.
CDX.EM.30.V1 (D11)	12/20/23	1.000%(Q)	145,500	9,643,697	78,859	9,564,838	Barclays Bank PLC
CDX.EM.30.V1 (D12)	12/20/23	1.000%(Q)	339,500	22,501,960	(108,406)	22,610,366	Barclays Bank PLC

				$93,081,200	$(52,416)	$93,133,616

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Sell Protection(2)**:
CDX.EM.29.V2 (D13)	06/20/23	1.000%(Q)	164,900	2.930%	$(9,268,925)	$(356,570)	$(8,912,355)	Bank of America, N.A.
CDX.EM.32.V2 (D14)	12/20/24	1.000%(Q)	98,000	3.256%	(9,211,533)	(430,083)	(8,781,450)	Barclays Bank PLC
CDX.EM.32.V2 (D15)	12/20/24	1.000%(Q)	98,000	3.256%	(9,211,533)	(207,915)	(9,003,618)	Barclays Bank PLC
CDX.EM.32.V2 (D16)	12/20/24	1.000%(Q)	98,000	3.256%	(9,211,533)	(210,702)	(9,000,831)	Citibank, N.A.
CDX.EM.32.V2 (D17)	12/20/24	1.000%(Q)	196,000	3.256%	(18,423,066)	(860,166)	(17,562,900)	Barclays Bank PLC
CDX.EM.32.V2 (D18)	12/20/24	1.000%(Q)	196,000	3.256%	(18,423,066)	(860,166)	(17,562,900)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	161

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Sell Protection(2) (cont’d.)**:
CDX.EM.32.V2 (D19)	12/20/24	1.000%(Q)	196,000	3.256%	$(18,423,066)	$(404,700)	$(18,018,366)	Citibank, N.A.
CDX.EM.32.V2 (D20)	12/20/24	1.000%(Q)	196,000	3.256%	(18,423,066)	(410,261)	(18,012,805)	Barclays Bank PLC
CDX.EM.33.V1 (D21)	06/20/25	1.000%(Q)	100,000	3.347%	(10,689,076)	(183,278)	(10,505,798)	Morgan Stanley & Co. International PLC
CDX.EM.33.V1 (D22)	06/20/25	1.000%(Q)	100,000	3.347%	(10,689,076)	(187,887)	(10,501,189)	Citibank, N.A.
CDX.EM.33.V1 (D23)	06/20/25	1.000%(Q)	100,000	3.347%	(10,689,076)	(240,513)	(10,448,563)	JPMorgan Chase Bank, N.A.
CDX.EM.33.V1 (D24)	06/20/25	1.000%(Q)	100,000	3.347%	(10,689,076)	(240,513)	(10,448,563)	Citibank, N.A.
CDX.EM.33.V1 (D25)	06/20/25	1.000%(Q)	150,000	3.347%	(16,033,614)	(356,433)	(15,677,181)	Morgan Stanley & Co. International PLC
CDX.EM.33.V1 (D26)	06/20/25	1.000%(Q)	250,000	3.347%	(26,722,691)	(486,571)	(26,236,120)	Morgan Stanley & Co. International PLC
CDX.EM.33.V1 (D27)	06/20/25	1.000%(Q)	300,000	3.347%	(32,067,229)	(541,343)	(31,525,886)	Morgan Stanley & Co. International PLC

					$(228,175,626)	$(5,977,101)	$(222,198,525)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and a High Yield CDX Index and bought/sold protection on the countries and corporate issues which comprise the respective index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) and a select underlying corporate issue for the High Yield package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D27).

†	All or a portion of the position represents the High Yield CDX protection bought/sold as part of the package deal.

See Notes to Financial Statements.

162

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	219,487	*	$(4,378,762)	$—	$(4,378,762)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	$4,203,415	$1,275,656	$2,927,759	Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	13,341,590	6,656,898	6,684,692	Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	21,091	(26,877)	47,968	BNP Paribas S.A.
Hellenic Republic	06/20/20	1.000%(Q)		97,000	(81,974)	19,724	(101,698)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		5,000	90,701	343,910	(253,209)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(359,591)	(490,120)	130,529	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	(787,917)	(1,147,365)	359,448	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	EUR	100,000	(1,290,932)	(2,263,831)	972,899	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		5,450	30,980	3,357	27,623	Credit Suisse International
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	1,165,978	66,999	1,098,979	Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	738,853	119,715	619,138	HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	3,192,192	439,740	2,752,452	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	4,477,233	1,662,419	2,814,814	Citibank, N.A.
Republic of Argentina	09/20/20	5.000%(Q)		1,450	1,003,121	15,773	987,348	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,000	691,808	7,716	684,092	Barclays Bank PLC
Republic of Argentina	12/20/20	5.000%(Q)		14,950	10,778,437	942,413	9,836,024	Barclays Bank PLC
Republic of Argentina	06/20/21	5.000%(Q)		40,250	29,587,393	10,768,534	18,818,859	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)		8,000	5,880,724	1,542,222	4,338,502	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	163

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (cont’d.):
Republic of Argentina	06/20/22	5.000%(Q)		30,000	$22,250,470	$13,366,469	$8,884,001	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		5,000	3,728,156	2,424,341	1,303,815	Citibank, N.A.
Republic of Italy	12/20/21	1.000%(Q)		50,000	14,887	632,080	(617,193)	HSBC Bank USA, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	176,104	299,841	(123,737)	Deutsche Bank AG
Republic of Italy	12/20/29	1.000%(Q)	EUR	10,000	466,905	(75,398)	542,303	Barclays Bank PLC
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	3,317,398	2,915,159	402,239	Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(111,700)	(56,983)	(54,717)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	364,743	104,583	260,160	Citibank, N.A.
Safeway, Inc.	03/20/23	5.000%(Q)		10,000	(1,269,667)	(1,242,218)	(27,449)	BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	572,047	89,141	482,906	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	565,073	223,161	341,912	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	192,232	28,178	164,054	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	187,437	82,895	104,542	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	187,001	75,937	111,064	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	93,283	14,528	78,755	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		31,000	1,897,511	(424,694)	2,322,205	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)		26,000	1,591,461	(287,148)	1,878,609	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)		6,250	382,563	48,921	333,642	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		5,745	351,652	37,558	314,094	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		4,000	244,840	(15,759)	260,599	Citibank, N.A.

					$107,885,498	$38,177,475	$69,708,023

See Notes to Financial Statements.

164

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)		49,000	3.630%	$(124,593)	$(127,835)	$3,242	Deutsche Bank AG
AT&T, Inc.	06/20/20	1.000%(Q)		97,700	0.903%	127,356	116,000	11,356	BNP Paribas S.A.
AT&T, Inc.	06/20/20	1.000%(Q)		30,000	0.903%	39,106	(9,672)	48,778	Goldman Sachs International
Banco do Brasil SA	12/20/20	1.000%(Q)		15,300	2.125%	(92,636)	—	(92,636)	Bank of America, N.A.
Bank of America Corp.	06/20/20	1.000%(Q)		40,000	0.263%	88,343	47,804	40,539	BNP Paribas S.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	52,900	0.351%	120,944	69,982	50,962	Citibank, N.A.
Boeing Co.	06/20/20	1.000%(Q)		115,000	3.603%	(287,602)	136,426	(424,028)	BNP Paribas S.A.
Boeing Co.	12/20/21	1.000%(Q)		152,900	4.030%	(7,080,139)	1,362,464	(8,442,603)	Bank of America, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		59,400	32.943%	(1,914,591)	248,888	(2,163,479)	JPMorgan Chase Bank, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		13,600	32.943%	(438,358)	57,024	(495,382)	JPMorgan Chase Bank, N.A.
Bombardier, Inc.	09/20/20	5.000%(Q)		26,000	30.760%	(2,246,133)	293,621	(2,539,754)	JPMorgan Chase Bank, N.A.
Carnival Corp.	06/20/20	1.000%(Q)		35,000	13.960%	(590,689)	13,324	(604,013)	Morgan Stanley & Co. International PLC
Carnival Corp.	06/20/20	1.000%(Q)		12,500	13.960%	(210,960)	4,759	(215,719)	Goldman Sachs International
Cemex	06/20/24	5.000%(Q)		13,400	7.786%	(1,226,290)	955,825	(2,182,115)	Credit Suisse International
Citigroup, Inc.	06/20/20	1.000%(Q)		65,000	0.268%	143,162	70,086	73,076	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	165

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Dell, Inc.	06/20/20	1.000%(Q)		20,000	0.358%	$41,482	$22,082	$19,400	Bank of America, N.A.
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		15,000	1.121%	(56,297)	259,284	(315,581)	HSBC Bank USA, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	12.203%	(13,654,421)	(6,330,048)	(7,324,373)	Deutsche Bank AG
General Electric Co.	06/20/20	1.000%(Q)		100,910	1.233%	84,443	100,533	(16,090)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		95,860	1.233%	80,217	89,852	(9,635)	Goldman Sachs International
Hellenic Republic	06/20/20	1.000%(Q)		3,000	1.228%	2,535	629	1,906	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		15,000	2.099%	(479,148)	(1,272,806)	793,658	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		15,000	2.099%	(479,148)	(1,290,678)	811,530	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		5,000	2.099%	(159,716)	(388,973)	229,257	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		20,000	2.325%	(1,006,963)	(3,526,187)	2,519,224	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		13,130	2.325%	(661,071)	(2,212,623)	1,551,552	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		14,840	2.605%	(1,196,351)	(2,224,676)	1,028,325	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)		13,690	0.180%	31,849	(58,971)	90,820	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)		35,000	0.915%	89,428	(188,010)	277,438	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	1.269%	(562,674)	745,561	(1,308,235)	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	1.486%	(62,071)	35,790	(97,861)	Barclays Bank PLC
JPMorgan Chase & Co.	06/20/20	1.000%(Q)		36,100	0.359%	74,863	43,143	31,720	BNP Paribas S.A.

See Notes to Financial Statements.

166

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)	30,000	0.862%	$82,440	$220,637	$(138,197)	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)	25,000	0.862%	68,700	162,948	(94,248)	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	1.168%	(222,057)	985,508	(1,207,565)	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	14,550	1.493%	(271,147)	55,877	(327,024)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	63,700	0.893%	286,427	702,398	(415,971)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	25,000	0.893%	112,412	274,924	(162,512)	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	114,000	0.978%	222,387	1,464,137	(1,241,750)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	9.283%	(3,546,088)	(660,355)	(2,885,733)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	9.283%	(3,501,789)	(782,781)	(2,719,008)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	12,620	9.283%	(2,727,095)	(267,082)	(2,460,013)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	9.283%	(1,191,753)	(222,975)	(968,778)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	9.283%	(1,159,340)	(265,579)	(893,761)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	9.283%	(1,158,259)	(260,524)	(897,735)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	9.283%	(589,934)	(109,797)	(480,137)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	9.185%	(2,885,179)	(804,419)	(2,080,760)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	8.941%	(8,712,601)	(1,442,729)	(7,269,872)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	8.941%	(7,307,343)	(1,259,985)	(6,047,358)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	8.941%	(1,756,573)	(553,741)	(1,202,832)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	167

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	8.941%	$(1,614,642)	$(503,073)	$(1,111,569)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	8.941%	(1,124,207)	(253,958)	(870,249)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	8.803%	(2,084,419)	(553,365)	(1,531,054)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	8.311%	(3,949,441)	(1,512,034)	(2,437,407)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	40,250	250.258%	(30,011,658)	(16,558,435)	(13,453,223)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	30,000	250.258%	(22,368,938)	(15,352,870)	(7,016,068)	Citibank, N.A.
Republic of Argentina	06/20/29	5.000%(Q)	5,000	173.902%	(3,734,782)	(2,663,798)	(1,070,984)	Citibank, N.A.
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.105%	12,162	6,318	5,844	Citibank, N.A.
Republic of Chile	06/20/20	1.000%(Q)	7,300	0.205%	16,721	9,109	7,612	Bank of America, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	22,275	2.667%	(2,214,752)	(1,726,403)	(488,349)	Citibank, N.A.
Republic of Ecuador	12/20/20	5.000%(Q)	10,000	302.577%	(6,470,577)	(83,934)	(6,386,643)	Barclays Bank PLC
Republic of Ecuador	12/20/20	5.000%(Q)	7,000	302.577%	(4,529,404)	(58,923)	(4,470,481)	Barclays Bank PLC
Republic of Ecuador	12/20/20	5.000%(Q)	2,100	302.577%	(1,358,821)	(35,456)	(1,323,365)	Barclays Bank PLC
Republic of France	06/20/25	0.250%(Q)	14,510	0.435%	(132,518)	(81,247)	(51,271)	Bank of America, N.A.
Republic of Hungary	06/20/20	1.000%(Q)	55,000	0.260%	121,736	68,575	53,161	Citibank, N.A.
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.260%	110,669	81,271	29,398	Citibank, N.A.
Republic of Hungary	06/20/24	1.000%(Q)	25,000	0.614%	426,150	641,942	(215,792)	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.686%	233,700	375,984	(142,284)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.887%	149,882	(680,319)	830,201	Citibank, N.A.

See Notes to Financial Statements.

168

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Italy	12/20/21	1.000%(Q)		50,000	1.600%	$(428,504)	$(805,452)	$376,948	HSBC Bank USA, N.A.
Republic of Italy	12/20/23	1.000%(Q)		110,000	1.390%	(1,384,689)	(1,295,395)	(89,294)	Deutsche Bank AG
Republic of Italy	12/20/23	1.000%(Q)		47,000	1.956%	(1,507,198)	(2,565,961)	1,058,763	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	1.956%	(1,285,928)	(2,213,987)	928,059	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	1.956%	(545,157)	(856,697)	311,540	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	1.450%	(2,196,188)	(1,997,386)	(198,802)	Deutsche Bank AG
Republic of Kazakhstan	06/20/20	1.000%(Q)		50,000	0.694%	79,975	58,603	21,372	HSBC Bank USA, N.A.
Republic of Kazakhstan	12/20/21	1.000%(Q)		25,000	0.791%	114,686	290,705	(176,019)	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q)		5,000	0.834%	23,573	73,235	(49,662)	HSBC Bank USA, N.A.
Republic of Panama	06/20/22	1.000%(Q)		4,800	0.833%	22,760	26,852	(4,092)	Citibank, N.A.
Republic of Peru	06/20/20	1.000%(Q)		7,300	0.197%	16,810	8,585	8,225	Bank of America, N.A.
Republic of Portugal	09/20/21	1.000%(Q)		13,500	0.375%	133,688	91,508	42,180	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)		10,000	0.843%	60,392	9,591	50,801	Bank of America, N.A.
Republic of Serbia	06/20/21	1.000%(Q)		20,000	0.528%	131,445	169,652	(38,207)	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		16,000	0.528%	105,156	117,060	(11,904)	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		15,000	0.528%	98,584	127,052	(28,468)	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		10,000	0.528%	65,722	84,733	(19,011)	BNP Paribas S.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	169

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of South Africa	12/20/23	1.000%(Q)	5,650	3.870%	$(539,097)	$(235,137)	$(303,960)	Bank of America, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.651%	(4,672)	(5,190)	518	Citibank, N.A.
Republic of Latvia	03/20/24	1.000%(Q)	18,000	0.526%	351,621	286,821	64,800	HSBC Bank USA, N.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	30,000	19.456%	(424,977)	163,567	(588,544)	Morgan Stanley & Co. International PLC
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	15,000	19.456%	(212,488)	84,998	(297,486)	BNP Paribas S.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	10,000	19.456%	(141,659)	56,665	(198,324)	Goldman Sachs International
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	10,000	19.456%	(141,659)	40,650	(182,309)	Goldman Sachs International
Russian Federation	12/20/26	1.000%(Q)	16,000	1.923%	(899,515)	(1,251,938)	352,423	Citibank, N.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	2.709%	(88,628)	(13,294)	(75,334)	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	3.124%	(255,794)	(18,637)	(237,157)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	3.753%	(2,848,673)	(314,806)	(2,533,867)	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	2.146%	(585,781)	(161,275)	(424,506)	Barclays Bank PLC

See Notes to Financial Statements.

170

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
United Technologies Corp.	06/20/20	1.000%(Q)	22,000	0.056%	$55,048	$25,892	$29,156	Bank of America, N.A.
Verizon Communications, Inc.	12/20/20	1.000%(Q)	100,000	0.264%	592,543	186,144	406,399	Morgan Stanley & Co. International PLC

					$(156,024,658)	$(64,434,398)	$(91,590,260)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	1,238,405	$1,661,016	$10,344,758	$8,683,742

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.25.V9	12/20/20	5.000%(Q)		98,164	13.586%	$2,699,510	$(4,514,796)	$(7,214,306)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		862,000	0.865%	5,205,734	6,788,021	1,582,287
iTraxx.XO.32.V1	12/20/24	5.000%(Q)	EU	R 185,000	4.729%	3,942,737	3,356,479	(586,258)

						$11,847,981	$5,629,704	$(6,218,277)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(326,590)	$1,458,192	$(1,784,782)	Deutsche Bank AG

See Notes to Financial Statements.

PGIM Total Return Bond Fund	171

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%		383,900	*	$(227,715)	$(142,737)	$(84,978)	Citibank, N.A.
CDX.EM.23.V3	06/20/20	1.000	%(Q)	7,360	1.333%	5,124	8,469	(3,345)	Citibank, N.A.
CDX.EM.24.V3	12/20/20	1.000	%(Q)	18,400	1.449%	(31,718)	64,859	(96,577)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000	%(Q)	24,250	3.297%	(860,102)	48,056	(908,158)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000	%(Q)	9,215	3.297%	(326,839)	37,059	(363,898)	Citibank, N.A.
CDX.MADRID 1.4Y 30% - 100%	06/20/21	0.000%		318,000	*	(821,216)	(191,989)	(629,227)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500	%(M)	16,000	*	(478,577)	174,781	(653,358)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500	%(M)	16,000	*	(478,577)	(56,156)	(422,421)	Deutsche Bank AG

						$(3,219,620)	$(57,658)	$(3,161,962)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

172

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	270,800	02/13/30	1.210%(S)	3 Month BBSW(2)(S)	$(1,251)	$5,167,572	$5,168,823
BRL	948,728	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(2,428,034)	(2,428,034)
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	1,278,429	1,278,429
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	1,518,051	1,518,051
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(267,644)	(267,644)
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(164,418)	(164,418)
CNH	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	2,219	4,231,493	4,229,274
CNH	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	11,631,172	11,631,172
CNH	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,734)	6,391,811	6,393,545
CNH	375,000	08/09/24	2.705%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,156)	2,185,970	2,187,126
CNH	50,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(47)	365,225	365,272

See Notes to Financial Statements.

PGIM Total Return Bond Fund	173

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	200,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$(555)	$1,374,637	$1,375,192
CNH	13,700	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(26)	103,407	103,433
COP	113,200,000	02/13/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	1,118,294	1,118,294
COP	176,513,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	1,665,822	1,665,822
COP	55,000,000	02/20/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	541,261	541,261
COP	28,200,000	02/13/27	4.770%(Q)	1 Day COOIS(2)(Q)	—	265,291	265,291
COP	124,700,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	1,005,365	1,005,365
COP	87,251,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	720,294	720,294
COP	50,000,000	02/19/30	5.070%(Q)	1 Day COOIS(2)(Q)	—	431,194	431,194
COP	42,300,000	02/21/30	5.090%(Q)	1 Day COOIS(2)(Q)	—	381,752	381,752
EUR	1,018,685	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(1,454,147)	(1,290,752)	163,395
EUR	481,990	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(582,807)	(1,867,452)	(1,284,645)
EUR	304,830	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(240,862)	(2,741,875)	(2,501,013)
EUR	368,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(2,068,794)	(7,184,525)	(5,115,731)
EUR	616,660	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(8,483,163)	(20,327,441)	(11,844,278)
EUR	3,500	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(20,576)	(146,849)	(126,273)
EUR	77,600	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(1,279,870)	(4,579,776)	(3,299,906)
EUR	42,390	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(3,214,647)	(11,911,731)	(8,697,084)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(3,114,247)	(3,383,693)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	(4,406,272)	(4,196,879)

See Notes to Financial Statements.

174

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	$(67,655)	$(2,818,087)	$(2,750,432)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(392,966)	(372,261)
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(1,805,582)	(1,805,582)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(2,723,750)	(2,505,812)
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	(4,743,807)	(1,999,135)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(9,270,643)	(7,401,010)
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(7,470,239)	(4,356,121)
HUF	4,459,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	146,173	146,173
HUF	69,833,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	2,459,544	2,459,544
HUF	19,737,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	1,822,225	1,822,225
JPY	70,964,780	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(93,696)	(93,696)
NZD	95,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	4,295,955	4,295,955
	544,740	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(215,164)	(215,164)
	1,189,392	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(4,978,703)	(4,978,703)
	2,210,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(6,845,445)	(6,845,445)
	845,335	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(137,478)	12,770,842	12,908,320
	2,784,400	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	610,209	45,803,427	45,193,218
	426,720	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	1,996,805	7,386,102	5,389,297
	1,394,957	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	26,860,211	26,860,211
	1,467,660	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(8,038,649)	(8,038,649)
	227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(12,402,895)	(12,402,895)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	175

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	$16,817	$(5,757,044)	$(5,773,861)
	180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(12,072,343)	(12,072,343)
	23,560	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(1,236,834)	(1,236,834)
	139,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(13,895,737)	(13,895,737)
	44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	(7,662,096)	(7,663,057)
	181,361	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	892,579	2,868,854	1,976,275
	51,365	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	253,541	253,541
	126,235	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(14,310,887)	(14,310,887)
	112,400	11/15/45	1.187%(A)	1 Day USOIS(1)(A)	—	(16,635,336)	(16,635,336)
	249,225	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(3,439,141)	(40,852,591)	(37,413,450)
	27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	(5,639,382)	(5,640,036)
	1,980	03/13/50	0.530%(A)	1 Day USOIS(1)(A)	—	25,863	25,863
ZAR	1,248,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(58,029)	(1,743,317)	(1,685,288)
ZAR	1,784,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(564,356)	(2,325,316)	(1,760,960)
ZAR	912,400	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	26,348	(866,007)	(892,355)
ZAR	1,036,600	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(9,833)	(129,022)	(119,189)
ZAR	682,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(6,742)	82,459	89,201
ZAR	2,973,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	(360,442)	(360,442)
ZAR	379,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(7,828)	1,974,236	1,982,064

See Notes to Financial Statements.

176

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	307,400	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	$(1,402)	$903,287	$904,689
ZAR	1,359,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(29,235)	7,849,029	7,878,264

					$(26,031,755)	$(89,838,208)	$(63,806,453)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ZAR 166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	$(515,007)	$—	$(515,007)	Deutsche Bank AG
ZAR 259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	(355,250)	(1,302)	(353,948)	Deutsche Bank AG
ZAR 161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	(261,827)	(5,126)	(256,701)	BNP Paribas S.A.
ZAR 256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	(330,580)	—	(330,580)	Deutsche Bank AG
ZAR 162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	(200,116)	—	(200,116)	BNP Paribas S.A.
ZAR 328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	115,040	—	115,040	Deutsche Bank AG
ZAR 156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	616,523	—	616,523	Deutsche Bank AG
ZAR 245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	495,548	1,174	494,374	Deutsche Bank AG
ZAR 149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	342,270	4,895	337,375	BNP Paribas S.A.
ZAR 242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	470,392	—	470,392	Deutsche Bank AG
ZAR 150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	281,990	—	281,990	BNP Paribas S.A.
ZAR 311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	50,147	—	50,147	Deutsche Bank AG

				$709,130	$(359)	$709,489

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	13,712	$55,737	$(39,629)	$95,366
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	1,213	5,036	(3,616)	8,652
The Bloomberg Barclays US CMBS: Erisa Eligible Index(M)	1 Month LIBOR minus 40 bps(M)	Barclays Bank PLC	4/01/21	100,000	1,089,612	—	1,089,612

See Notes to Financial Statements.

PGIM Total Return Bond Fund	177

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Total return swap agreements outstanding at April 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
					$1,150,385	$(43,245)	$ 1,193,630

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$66,396,055	$(90,588,476)	$435,459,940	$(469,934,835)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$515,414,666
J.P. Morgan Securities LLC	36,389	373,160,552

Total	$36,389	$888,575,218

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

178

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$346,326,058	$—
Collateralized Loan Obligations	—	7,442,728,996	—
Consumer Loans	—	558,394,917	—
Credit Cards	—	93,303,238	—
Home Equity Loans	—	36,882,020	—
Other	—	104,204,898	—
Residential Mortgage-Backed Securities	—	624,886,283	114,488,227
Small Business Loan	—	14,479	—
Student Loans	—	1,114,712,940	—
Bank Loans	—	351,995,804	90,221,483
Certificate of Deposit	—	49,588,727	—
Commercial Mortgage-Backed Securities	—	7,395,013,187	—
Corporate Bonds	—	19,795,208,326	28,613,948
Municipal Bonds	—	449,616,766	—
Residential Mortgage-Backed Securities	—	2,136,992,699	940,145,157
Sovereign Bonds	—	7,116,473,327	—
U.S. Government Agency Obligations	—	855,672,678	—
U.S. Treasury Obligations	—	3,231,839,564	—
Common Stock	471,877	—	—
Preferred Stocks	9,119,140	—	—
Affiliated Mutual Funds	5,907,549,231	—	—
Options Purchased	—	30,734,179	—

Total	$5,917,140,248	$51,734,589,086	$1,173,468,815

Liabilities
Options Written	$—	$(13,219,590)	$(424,958)

Other Financial Instruments*
Assets
Futures Contracts	$847,487,509	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	123,761,438	—
OTC Cross Currency Exchange Contracts	—	21,573	—
OTC Packaged Credit Default Swap Agreements	—	349,889,806	—
Centrally Cleared Credit Default Swap Agreements	—	10,266,029	—
OTC Credit Default Swap Agreements	—	116,411,520	—
Centrally Cleared Interest Rate Swap Agreements	—	152,727,825	—
OTC Interest Rate Swap Agreements	—	2,371,910	—
OTC Total Return Swap Agreements	—	1,150,385	—

Total	$847,487,509	$756,600,486	$—

Liabilities
Futures Contracts	$(267,955,531)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(112,141,863)	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	179

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Packaged Credit Default Swap Agreement	$—	$(16,574,908)	$—
OTC Packaged Credit Default Swap Agreements	—	(354,352,505)	—
Centrally Cleared Credit Default Swap Agreements	—	(7,800,564)	—
OTC Credit Default Swap Agreements	—	(167,869,175)	(4,606,477)
Centrally Cleared Interest Rate Swap Agreements	—	(216,534,278)	—
OTC Interest Rate Swap Agreements	—	(1,662,780)	—

Total	$(267,955,531)	$(876,936,073)	$(4,606,477)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/19	$123,042,860	$116,870,913	$44,081,530	$374,914,000
Realized gain (loss)	—	—	297,108	—
Change in unrealized appreciation (depreciation)	—	(28,690,026)	(139,244)	(8,264,808)
Purchases/Exchanges/Issuances	—	15,007,600	—	203,987,972
Sales/Paydowns	(8,554,633)	—	(15,878,346)	(33,139,294)
Accrued discount/premium	—	—	412,560	—
Transfers into Level 3	—	—	—	402,647,287
Transfers out of Level 3	—	(12,967,004)	(159,660)	—

Balance as of 04/30/20	$114,488,227	$90,221,483	$28,613,948	$940,145,157

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(28,690,026)	$(139,244)	$(8,264,808)

	Options Written	U.S. Government Agency Obligations	OTC Credit Default Swap Agreements
Balance as of 10/31/19	$(8,747,893)	$20,150,127	$—
Realized gain (loss)	963,008	—	—
Change in unrealized appreciation (depreciation)	7,352,446	—	(4,606,477)
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	7,481	—	—
Accrued discount/premium	—	—	—

See Notes to Financial Statements.

180

	Options Written	U.S. Government Agency Obligations	OTC Credit Default Swap Agreements
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	—	(20,150,127)	—

Balance as of 04/30/20	$(424,958)	$—	$(4,606,477)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$8,302,795	$—	$(4,606,477)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2020	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities
Residential Mortgage-Backed Securities	$114,488,227	Market Approach	Single Broker Indicative Quote
Bank Loans	76,286,655	Formula Pricing	Estimated Enterprise Value
Bank Loans	13,934,828	Market Approach	Single Broker Indicative Quote
Corporate Bonds	28,613,948	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	940,145,157	Market Approach	Single Broker Indicative Quote
Options Written	(424,958)	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	(4,606,477)	Market Approach	Single Broker Indicative Quote

	$1,168,437,380

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$12,967,004	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$159,660	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$402,647,287	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
U.S. Government Agency Obligations	$20,150,127	L3 to L2	Comparable Security Data to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Collateralized Loan Obligations	13.7%
Commercial Mortgage-Backed Securities	13.6
Sovereign Bonds	13.1
Affiliated Mutual Funds (7.0% represents investments purchased with collateral from securities on loan)	10.8%
Banks	10.4

See Notes to Financial Statements.

PGIM Total Return Bond Fund	181

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification (continued):

Residential Mortgage-Backed Securities	7.0%
U.S. Treasury Obligations	5.9
Electric	3.0
Pharmaceuticals	2.8
Student Loans	2.0
Oil & Gas	1.9
U.S. Government Agency Obligations	1.6
Telecommunications	1.5
Healthcare-Services	1.4
Pipelines	1.3
Media	1.1
Foods	1.1
Consumer Loans	1.0
Commercial Services	1.0
Chemicals	1.0
Auto Manufacturers	0.9
Aerospace & Defense	0.9
Municipal Bonds	0.8
Retail	0.8
Multi-National	0.8
Transportation	0.7
Software	0.7
Diversified Financial Services	0.7
Insurance	0.6
Automobiles	0.6
Airlines	0.4
Real Estate Investment Trusts (REITs)	0.4
Beverages	0.4
Healthcare-Products	0.4
Semiconductors	0.3
Agriculture	0.3
Gas	0.2
Home Builders	0.2
Other	0.2
Credit Cards	0.2
Entertainment	0.2
Apparel	0.2
Building Materials	0.2
Computers	0.1
Mining	0.1%
Auto Parts & Equipment	0.1
Lodging	0.1
Miscellaneous Manufacturing	0.1
Household Products/Wares	0.1
Packaging & Containers	0.1
Certificate of Deposit	0.1
Biotechnology	0.1
Engineering & Construction	0.1
Home Equity Loans	0.1
Leisure Time	0.1
Options Purchased	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Machinery-Diversified	0.1
Real Estate	0.1
Trucking & Leasing	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*
Holding Companies-Diversified	0.0	*
Electronics	0.0	*
Water	0.0	*
Capital Markets	0.0	*
Food Service	0.0	*
Internet	0.0	*
Savings & Loans	0.0	*
Advertising	0.0	*
Textiles	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Small Business Loan	0.0	*

	108.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(8.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets

See Notes to Financial Statements.

182

and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$10,266,029	*	Due from/to broker—variation margin swaps	$24,375,472	*
Credit contracts	Premiums paid for OTC swap agreements	66,389,986		Premiums received for OTC swap agreements	90,538,803
Credit contracts	Unaffiliated investments	8,901,352		Options written outstanding, at value	13,068,242
Credit contracts	Unrealized appreciation on OTC swap agreements	431,900,469		Unrealized depreciation on OTC swap agreements	468,278,483
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	21,573		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	123,761,438		Unrealized depreciation on OTC forward foreign currency exchange contracts	112,141,863
Interest rate contracts	Due from/to broker—variation margin futures	847,487,509	*	Due from/to broker—variation margin futures	267,955,531	*
Interest rate contracts	Due from/to broker—variation margin swaps	152,727,825	*	Due from/to broker—variation margin swaps	216,534,278	*
Interest rate contracts	Premiums paid for OTC swap agreements	6,069		Premiums received for OTC swap agreements	49,673
Interest rate contracts	Unaffiliated investments	21,832,827		Options written outstanding, at value	576,306
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,559,471		Unrealized depreciation on OTC swap agreements	1,656,352

		$1,666,854,548			$1,195,175,003

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	183

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(166,925,431)	$(84,506,405)	$—	$—	$59,640,109
Foreign exchange contracts	—	—	—	73,674,153	—
Interest rate contracts	(694,140)	696,448	1,020,126,051	—	(1,460,411,230)

Total	$(167,619,571)	$(83,809,957)	$1,020,126,051	$73,674,153	$(1,400,771,121)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(913,720)	$(3,218,617)	$—	$—	$(70,787,124)
Foreign exchange contracts	—	—	—	84,567,889	—
Interest rate contracts	7,993,468	7,591,095	616,848,980	—	951,102,396

Total	$7,079,748	$4,372,478	$616,848,980	$84,567,889	$880,315,272

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$12,379,968	$6,942,247,525	$22,750,780,227	$24,459,103,400	$2,895,246,912

Forward Foreign Currency Exchange Contracts— Sold(3)		Cross Currency Exchange Contracts(4)		Interest Rate Swap Agreements(2)
$8,210,577,809		$32,165,594		$27,051,563,628

Credit Default Swap Agreements— Buy Protection(2)		Credit Default Swap Agreements— Sell Protection(2)		Total Return Swap Agreements(2)
$7,717,167,868		$10,447,063,266		$2,599,427,995

See Notes to Financial Statements.

184

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$3,711,683,220	$(3,711,683,220)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$38,383,711	$(30,055,637)	$8,328,074	$(8,328,074)	$—
Barclays Bank PLC	200,285,151	(219,399,056)	(19,113,905)	6,792,444	(12,321,461)
BNP Paribas S.A.	8,185,608	(13,791,305)	(5,605,697)	5,605,697	—
Citibank, N.A.	155,193,873	(149,812,788)	5,381,085	(5,381,085)	—
Citigroup Global Markets, Inc.	—	(4,378,762)	(4,378,762)	4,378,762	—
Credit Suisse International	6,623,835	(9,256,485)	(2,632,650)	2,632,650	—
Deutsche Bank AG	21,455,088	(24,090,785)	(2,635,697)	2,624,192	(11,505)
Goldman Sachs International	24,411,477	(31,921,776)	(7,510,299)	7,411,000	(99,299)
HSBC Bank USA, N.A.	13,622,224	(14,382,976)	(760,752)	760,752	—
JPMorgan Chase Bank, N.A.	41,427,931	(48,817,603)	(7,389,672)	—	(7,389,672)
JPMorgan Securities LLC	8,652	(3,616)	5,036	—	5,036
Morgan Stanley & Co. International PLC	145,793,639	(138,163,166)	7,630,473	(7,630,473)	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	185

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
The Toronto-Dominion Bank	$202,963	$(1,591,540)	$(1,388,577)	$943,368	$(445,209)
UBS AG	779,033	(644,227)	134,806	(54,405)	80,401

	$656,373,185	$(686,309,722)	$(29,936,537)	$9,754,828	$(20,181,709)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

186

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $3,711,683,220:
Unaffiliated investments (cost $53,085,570,782)	$52,917,648,918
Affiliated investments (cost $5,904,706,237)	5,907,549,231
Cash	58,220,031
Foreign currency, at value (cost $84,459,862)	85,276,582
Unrealized appreciation on OTC swap agreements	435,459,940
Receivable for investments sold	424,921,916
Dividends and interest receivable	356,325,679
Receivable for Fund shares sold	179,701,919
Unrealized appreciation on OTC forward foreign currency exchange contracts	123,761,438
Premiums paid for OTC swap agreements	66,396,055
Due from broker—variation margin swaps	1,933,355
Deposit with broker for centrally cleared/exchange-traded derivatives	36,389
Unrealized appreciation on OTC cross currency exchange contracts	21,573
Prepaid expenses	94,756

Total Assets	60,557,347,782

Liabilities
Payable to broker for collateral for securities on loan	3,790,186,348
Payable for investments purchased	1,374,681,543
Unrealized depreciation on OTC swap agreements	469,934,835
Payable for Fund shares reacquired	174,629,479
Unrealized depreciation on OTC forward foreign currency exchange contracts	112,141,863
Premiums received for OTC swap agreements	90,588,476
Due to broker—variation margin futures	31,020,706
Management fee payable	15,560,799
Accrued expenses and other liabilities	13,735,221
Options written outstanding, at value (proceeds received $17,378,955)	13,644,548
Dividends payable	8,668,176
Distribution fee payable	1,710,919
Affiliated transfer agent fee payable	430,440
Affiliated shareholder servicing fees payable	4,487

Total Liabilities	6,096,937,840

Net Assets	$54,460,409,942

Net assets were comprised of:
Common stock, at par	$3,821,223
Paid-in capital in excess of par	55,230,744,960
Total distributable earnings (loss)	(774,156,241)

Net assets, April 30, 2020	$54,460,409,942

See Notes to Financial Statements.

PGIM Total Return Bond Fund	187

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($4,548,064,711 ÷ 318,268,859 shares of common stock issued and outstanding)	$14.29
Maximum sales charge (3.25% of offering price)	0.48

Maximum offering price to public	$14.77

Class B
Net asset value, offering price and redemption price per share, ($4,055,565 ÷ 283,896 shares of common stock issued and outstanding)	$14.29

Class C
Net asset value, offering price and redemption price per share, ($718,648,713 ÷ 50,346,918 shares of common stock issued and outstanding)	$14.27

Class R
Net asset value, offering price and redemption price per share, ($490,848,034 ÷ 34,285,778 shares of common stock issued and outstanding)	$14.32

Class Z
Net asset value, offering price and redemption price per share, ($28,299,006,999 ÷ 1,987,354,171 shares of common stock issued and outstanding)	$14.24

Class R2
Net asset value, offering price and redemption price per share, ($77,472,268 ÷ 5,435,725 shares of common stock issued and outstanding)	$14.25

Class R4
Net asset value, offering price and redemption price per share, ($108,121,700 ÷ 7,584,687 shares of common stock issued and outstanding)	$14.26

Class R6
Net asset value, offering price and redemption price per share, ($20,214,191,952 ÷ 1,417,662,916 shares of common stock issued and outstanding)	$14.26

See Notes to Financial Statements.

188

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$878,970,863
Affiliated dividend income	15,110,563
Income from securities lending, net (including affiliated income of $5,188,689)	6,112,311
Unaffiliated dividend income (net of $6,755 foreign withholding tax)	849,992

Total income	901,043,729

Expenses
Management fee	102,044,306
Distribution fee(a)	11,133,145
Shareholder servicing fees (including affiliated expense of $24,505)(a)	77,544
Transfer agent’s fees and expenses (including affiliated expense of $1,199,316)(a)	19,391,253
Custodian and accounting fees	1,874,632
Shareholders’ reports	1,631,293
SEC registration fees	1,214,356
Registration fees(a)	620,643
Directors’ fees	389,268
Legal fees and expenses	129,273
Audit fee	32,784
Miscellaneous	262,732

Total expenses	138,801,229
Less: Fee waiver and/or expense reimbursement(a)	(6,861,876)
Distribution fee waiver(a)	(661,067)

Net expenses	131,278,286

Net investment income (loss)	769,765,443

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(14,716,013))	(513,119,310)
Affiliated net capital gain distributions received	1,027,419
Futures transactions	1,020,126,051
Forward and cross currency contract transactions	73,674,153
Options written transactions	(83,809,957)
Swap agreement transactions	(1,400,771,121)
Foreign currency transactions	(35,319,403)

(938,192,168)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,914,504)	(1,489,436,471)
Futures	616,848,980
Forward and cross currency contracts	84,567,889
Options written	4,372,478
Swap agreements	880,315,272
Foreign currencies	3,567,139

100,235,287

Net gain (loss) on investment and foreign currency transactions	(837,956,881)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	189

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Increase (Decrease) In Net Assets Resulting From Operations	$(68,191,438)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	5,565,430	30,969	3,487,299	1,959,975	—	89,472	—	—
Shareholder servicing fees	—	—	—	—	—	35,789	41,755	—
Transfer agent’s fees and expenses	3,141,856	13,118	267,607	370,258	15,447,633	37,863	41,323	71,595
Registration fees	63,858	8,017	25,971	14,887	301,493	16,129	16,128	174,160
Fee waiver and/or expense reimbursement	(870,343)	(17,936)	(53,428)	(111,927)	(4,040,151)	(5,857)	(6,397)	(1,755,837)
Distribution fee waiver	—	(7,742)	—	(653,325)	—	—	—	—

See Notes to Financial Statements.

190

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$769,765,443	$1,297,455,736
Net realized gain (loss) on investment and foreign currency transactions	(939,219,587)	2,656,673,674
Affiliated net capital gain distributions received	1,027,419	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	100,235,287	1,063,382,705

Net increase (decrease) in net assets resulting from operations	(68,191,438)	5,017,512,115

Dividends and Distributions
Distributions from distributable earnings
Class A	(223,842,970)	(145,982,727)
Class B	(329,304)	(446,694)
Class C	(32,356,648)	(16,897,606)
Class R	(25,955,838)	(19,563,525)
Class Z	(1,413,827,214)	(784,352,038)
Class R2	(3,653,198)	(1,203,960)
Class R4	(3,665,748)	(1,177,344)
Class R6	(1,011,149,887)	(647,913,854)

	(2,714,780,807)	(1,617,537,748)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,652,121,895	20,061,650,102
Net asset value of shares issued in reinvestment of dividends and distributions	2,556,551,459	1,530,218,682
Cost of shares reacquired	(10,893,317,780)	(10,441,687,827)

Net increase (decrease) in net assets from Fund share transactions	7,315,355,574	11,150,180,957

Total increase (decrease)	4,532,383,329	14,550,155,324

Net Assets:
Beginning of period	49,928,026,613	35,377,871,289

End of period	$54,460,409,942	$49,928,026,613

See Notes to Financial Statements.

PGIM Total Return Bond Fund	191

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

192

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common stocks, preferred stocks and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable

PGIM Total Return Bond Fund	193

Notes to Financial Statements (unaudited) (continued)

market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

194

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment

PGIM Total Return Bond Fund	195

Notes to Financial Statements (unaudited) (continued)

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

196

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM Total Return Bond Fund	197

Notes to Financial Statements (unaudited) (continued)

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Total Return Bond Fund	199

Notes to Financial Statements (unaudited) (continued)

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including

200

the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM Total Return Bond Fund	201

Notes to Financial Statements (unaudited) (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

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Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.44% of the Fund’s average daily net assets up to $1 billion, 0.42% of such assets from $1 billion to $3 billion, 0.40% of such assets from $3 billion to $5 billion, 0.39% of such assets from $5 billion to $10 billion and 0.38% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.38% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.26% of average daily net assets for Class B shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.49% of average daily net assets for Class Z shares, 0.89% of average daily net assets for Class R2 shares, 0.64% of average daily net assets for Class R4 shares, and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp

PGIM Total Return Bond Fund	203

Notes to Financial Statements (unaudited) (continued)

duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.75% and 0.50% of the average daily net assets of the Class B and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2020, PIMS received $2,913,572 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $30,901, $513 and $85,915 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders,

204

respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended April 30, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized loss as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Loss
Total Return Bond	$1,586,438,531	$1,130,410,067	$(182,469,984)

PGIM Total Return Bond Fund	205

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $23,213,064,585 and $20,384,064,377, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Affiliated mutual funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)
PGIM Core Short-Term Bond Fund	$771,101,198	$208,380,296	$769,642,866	$2,412,711
PGIM Core Ultra Short Bond Fund*	274,586,084	11,408,625,671	9,771,557,168	—
PGIM Institutional Money Market Fund*	1,373,794,483	5,128,250,744	2,706,187,702	2,501,793

	$2,419,481,765	$16,745,256,711	$13,247,387,736	$4,914,504

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distrib.
PGIM Core Short-Term Bond Fund	$(12,251,339)	$200,000,000	22,002,200	$6,773,924		$1,027,419
PGIM Core Ultra Short Bond Fund*	—	1,911,654,587	1,911,654,587	8,336,639		—
PGIM Institutional Money Market Fund*	(2,464,674)	3,795,894,644	3,796,653,975	5,188,689	**	—

	$(14,716,013)	$5,907,549,231		$20,299,252		$1,027,419

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$59,023,705,636

Gross Unrealized Appreciation	3,423,421,500
Gross Unrealized Depreciation	(3,180,983,621)

Net Unrealized Appreciation	$242,437,879

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31,

206

2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.9 billion shares of common stock, $0.001 par value per share, 8.2 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	900,000,000
Class B	5,000,000
Class C	140,000,000
Class R	200,000,000
Class Z	3,000,000,000
Class T	470,000,000
Class R2	265,000,000
Class R4	265,000,000
Class R6	3,000,000,000

The Fund currently does not have any Class T shares outstanding.

PGIM Total Return Bond Fund	207

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	207,404	—	%*
Class R	16,845,415	49%
Class Z	8,025,210	—	%*
Class R2	710	—	%*
Class R4	18,714	—	%*
Class R6	79,784,567	6%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	52%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	62,094,658	$906,908,180
Shares issued in reinvestment of dividends and distributions	14,549,892	210,788,967
Shares reacquired	(39,977,849)	(574,680,691)

Net increase (decrease) in shares outstanding before conversion	36,666,701	543,016,456
Shares issued upon conversion from other share class(es)	2,954,372	42,991,358
Shares reacquired upon conversion into other share class(es)	(2,485,261)	(36,185,387)

Net increase (decrease) in shares outstanding	37,135,812	$549,822,427

Year ended October 31, 2019:
Shares sold	55,433,645	$808,012,246
Shares issued in reinvestment of dividends and distributions	9,574,142	137,941,025
Shares reacquired	(55,890,561)	(808,162,939)

Net increase (decrease) in shares outstanding before conversion	9,117,226	137,790,332
Shares issued upon conversion from other share class(es)	6,558,570	95,629,667
Shares reacquired upon conversion into other share class(es)	(3,813,286)	(56,031,548)

Net increase (decrease) in shares outstanding	11,862,510	$177,388,451

208

Class B	Shares	Amount
Six months ended April 30, 2020:
Shares sold	28,576	$421,810
Shares issued in reinvestment of dividends and distributions	20,005	289,823
Shares reacquired	(69,586)	(1,012,220)

Net increase (decrease) in shares outstanding before conversion	(21,005)	(300,587)
Shares reacquired upon conversion into other share class(es)	(269,505)	(3,943,546)

Net increase (decrease) in shares outstanding	(290,510)	$(4,244,133)

Year ended October 31, 2019:
Shares sold	76,974	$1,106,097
Shares issued in reinvestment of dividends and distributions	27,610	394,466
Shares reacquired	(246,186)	(3,544,469)

Net increase (decrease) in shares outstanding before conversion	(141,602)	(2,043,906)
Shares reacquired upon conversion into other share class(es)	(554,549)	(7,984,384)

Net increase (decrease) in shares outstanding	(696,151)	$(10,028,290)

Class C
Six months ended April 30, 2020:
Shares sold	10,063,311	$147,281,949
Shares issued in reinvestment of dividends and distributions	2,036,943	29,462,333
Shares reacquired	(4,616,230)	(66,350,739)

Net increase (decrease) in shares outstanding before conversion	7,484,024	110,393,543
Shares reacquired upon conversion into other share class(es)	(1,137,276)	(16,533,032)

Net increase (decrease) in shares outstanding	6,346,748	$93,860,511

Year ended October 31, 2019:
Shares sold	15,593,881	$227,416,271
Shares issued in reinvestment of dividends and distributions	1,074,607	15,447,085
Shares reacquired	(7,587,424)	(108,564,702)

Net increase (decrease) in shares outstanding before conversion	9,081,064	134,298,654
Shares reacquired upon conversion into other share class(es)	(3,772,229)	(54,530,447)

Net increase (decrease) in shares outstanding	5,308,835	$79,768,207

Class R
Six months ended April 30, 2020:
Shares sold	3,831,338	$55,941,726
Shares issued in reinvestment of dividends and distributions	1,775,764	25,768,725
Shares reacquired	(7,063,026)	(100,544,026)

Net increase (decrease) in shares outstanding before conversion	(1,455,924)	(18,833,575)
Shares issued upon conversion from other share class(es)	228	3,303
Shares reacquired upon conversion into other share class(es)	(2,619)	(39,376)

Net increase (decrease) in shares outstanding	(1,458,315)	$(18,869,648)

Year ended October 31, 2019:
Shares sold	4,189,630	$60,821,255
Shares issued in reinvestment of dividends and distributions	1,344,474	19,362,679
Shares reacquired	(11,853,336)	(170,629,781)

Net increase (decrease) in shares outstanding before conversion	(6,319,232)	(90,445,847)
Shares reacquired upon conversion into other share class(es)	(2,489)	(36,003)

Net increase (decrease) in shares outstanding	(6,321,721)	$(90,481,850)

PGIM Total Return Bond Fund	209

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	583,880,885	$8,474,917,277
Shares issued in reinvestment of dividends and distributions	91,411,098	1,319,246,870
Shares reacquired	(404,488,124)	(5,762,335,892)

Net increase (decrease) in shares outstanding before conversion	270,803,859	4,031,828,255
Shares issued upon conversion from other share class(es)	3,388,566	49,218,769
Shares reacquired upon conversion into other share class(es)	(2,646,746)	(38,390,248)

Net increase (decrease) in shares outstanding	271,545,679	$4,042,656,776

Year ended October 31, 2019:
Shares sold	866,880,024	$12,554,347,046
Shares issued in reinvestment of dividends and distributions	51,045,138	735,986,444
Shares reacquired	(385,212,233)	(5,540,611,858)

Net increase (decrease) in shares outstanding before conversion	532,712,929	7,749,721,632
Shares issued upon conversion from other share class(es)	5,851,904	85,025,574
Shares reacquired upon conversion into other share class(es)	(5,307,196)	(77,048,573)

Net increase (decrease) in shares outstanding	533,257,637	$7,757,698,633

Class R2
Six months ended April 30, 2020:
Shares sold	3,560,097	$52,273,347
Shares issued in reinvestment of dividends and distributions	252,919	3,652,837
Shares reacquired	(1,500,025)	(21,587,585)

Net increase (decrease) in shares outstanding before conversion	2,312,991	34,338,599
Shares reacquired upon conversion into other share class(es)	(14,993)	(212,781)

Net increase (decrease) in shares outstanding	2,297,998	$34,125,818

Year ended October 31, 2019:
Shares sold	2,079,333	$29,880,615
Shares issued in reinvestment of dividends and distributions	83,235	1,203,714
Shares reacquired	(581,420)	(8,440,069)

Net increase (decrease) in shares outstanding before conversion	1,581,148	22,644,260
Shares reacquired upon conversion into other share class(es)	(3,492)	(50,254)

Net increase (decrease) in shares outstanding	1,577,656	$22,594,006

Class R4
Six months ended April 30, 2020:
Shares sold	5,015,910	$72,543,846
Shares issued in reinvestment of dividends and distributions	185,680	2,681,664
Shares reacquired	(1,572,021)	(22,225,464)

Net increase (decrease) in shares outstanding before conversion	3,629,569	53,000,046
Shares reacquired upon conversion into other share class(es)	(361)	(5,022)

Net increase (decrease) in shares outstanding	3,629,208	$52,995,024

Year ended October 31, 2019:
Shares sold	4,119,404	$59,265,772
Shares issued in reinvestment of dividends and distributions	64,185	933,389
Shares reacquired	(418,096)	(6,125,434)

Net increase (decrease) in shares outstanding before conversion	3,765,493	54,073,727
Shares issued upon conversion from other share class(es)	22	301

Net increase (decrease) in shares outstanding	3,765,515	$54,074,028

210

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	415,367,453	$5,941,833,760
Shares issued in reinvestment of dividends and distributions	66,750,437	964,660,240
Shares reacquired	(303,532,252)	(4,344,581,163)

Net increase (decrease) in shares outstanding before conversion	178,585,638	2,561,912,837
Shares issued upon conversion from other share class(es)	452,750	6,591,030
Shares reacquired upon conversion into other share class(es)	(237,305)	(3,495,068)

Net increase (decrease) in shares outstanding	178,801,083	$2,565,008,799

Year ended October 31, 2019:
Shares sold	437,213,400	$6,320,800,800
Shares issued in reinvestment of dividends and distributions	42,959,024	618,949,880
Shares reacquired	(264,755,389)	(3,795,608,575)

Net increase (decrease) in shares outstanding before conversion	215,417,035	3,144,142,105
Shares issued upon conversion from other share class(es)	1,436,320	20,703,894
Shares reacquired upon conversion into other share class(es)	(393,565)	(5,678,227)

Net increase (decrease) in shares outstanding	216,459,790	$3,159,167,772

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM Total Return Bond Fund	211

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 1 days that the Fund had loans outstanding during the period was approximately $22,440,000, borrowed at a weighted average interest rate of 2.99%. The maximum loan outstanding amount during the period was $22,440,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest

212

rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

PGIM Total Return Bond Fund	213

Notes to Financial Statements (unaudited) (continued)

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

214

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.06	$13.86	$14.58	$14.66	$14.26	$14.48
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.42	0.38	0.36	0.37	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	1.32	(0.68)	0.09	0.41	(0.14)
Total from investment operations	(0.02)	1.74	(0.30)	0.45	0.78	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.54)	(0.42)	(0.36)	(0.38)	(0.41)
Tax return of capital distributions	-	-	-	(0.02)	-	-
Distributions from net realized gains	(0.50)	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.75)	(0.54)	(0.42)	(0.53)	(0.38)	(0.43)
Net asset value, end of period	$14.29	$15.06	$13.86	$14.58	$14.66	$14.26
Total Return(c):	(0.07)%	12.73%	(2.06)%	3.22%	5.58%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,548,065	$4,234,747	$3,733,255	$3,585,778	$3,756,821	$2,925,814
Average net assets (000)	$4,476,808	$3,918,464	$3,643,673	$3,394,567	$3,281,321	$2,425,719
Ratios to average net assets(d)(e)(f):
Expenses after waivers and/or expense reimbursement	0.76% (g)	0.76%	0.76%	0.76%	0.79%	0.84%
Expenses before waivers and/or expense reimbursement	0.80% (g)	0.81%	0.81%	0.80%	0.82%	0.88%
Net investment income (loss)	2.63% (g)	2.90%	2.66%	2.52%	2.55%	2.41%
Portfolio turnover rate(h)	44%	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	215

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

216

Class B Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.06	$13.86	$14.58	$14.66	$14.26	$14.48
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.35	0.30	0.29	0.30	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)	1.32	(0.67)	0.09	0.41	(0.15)
Total from investment operations	(0.06)	1.67	(0.37)	0.38	0.71	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.47)	(0.35)	(0.30)	(0.31)	(0.33)
Tax return of capital distributions	-	-	-	(0.01)	-	-
Distributions from net realized gains	(0.50)	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.71)	(0.47)	(0.35)	(0.46)	(0.31)	(0.35)
Net asset value, end of period	$14.29	$15.06	$13.86	$14.58	$14.66	$14.26
Total Return(c):	(0.32)%	12.17%	(2.55)%	2.71%	5.06%	0.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,056	$8,653	$17,610	$29,874	$41,798	$46,569
Average net assets (000)	$6,228	$13,055	$23,323	$34,930	$44,541	$50,410
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.26% (f)	1.26%	1.26%	1.26%	1.29%	1.34%
Expenses before waivers and/or expense reimbursement	2.09% (f)	1.88%	1.72%	1.61%	1.57%	1.62%
Net investment income (loss)	2.16% (f)	2.43%	2.13%	2.02%	2.05%	1.95%
Portfolio turnover rate(g)	44%	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	217

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.05	$13.85	$14.57	$14.65	$14.24	$14.47
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.31	0.27	0.25	0.26	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)	1.32	(0.67)	0.09	0.43	(0.15)
Total from investment operations	(0.08)	1.63	(0.40)	0.34	0.69	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.43)	(0.32)	(0.26)	(0.28)	(0.30)
Tax return of capital distributions	-	-	-	(0.01)	-	-
Distributions from net realized gains	(0.50)	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.70)	(0.43)	(0.32)	(0.42)	(0.28)	(0.32)
Net asset value, end of period	$14.27	$15.05	$13.85	$14.57	$14.65	$14.24
Total Return(c):	(0.50)%	11.92%	(2.79)%	2.45%	4.87%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$718,649	$662,038	$535,827	$573,277	$583,752	$416,364
Average net assets (000)	$701,292	$569,236	$579,915	$559,226	$495,322	$360,622
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.47% (f)	1.49%	1.51%	1.51%	1.54%	1.59%
Expenses before waivers and/or expense reimbursement	1.49% (f)	1.50%	1.51%	1.54%	1.57%	1.62%
Net investment income (loss)	1.92% (f)	2.16%	1.91%	1.77%	1.80%	1.66%
Portfolio turnover rate(g)	44%	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

218

Class R Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.09	$13.89	$14.61	$14.69	$14.28	$14.51
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.38	0.34	0.33	0.33	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	1.32	(0.67)	0.09	0.43	(0.14)
Total from investment operations	(0.04)	1.70	(0.33)	0.42	0.76	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.50)	(0.39)	(0.33)	(0.35)	(0.37)
Tax return of capital distributions	-	-	-	(0.02)	-	-
Distributions from net realized gains	(0.50)	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.73)	(0.50)	(0.39)	(0.50)	(0.35)	(0.39)
Net asset value, end of period	$14.32	$15.09	$13.89	$14.61	$14.69	$14.28
Total Return(c):	(0.19)%	12.43%	(2.30)%	2.96%	5.38%	1.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$490,848	$539,421	$584,288	$665,420	$611,599	$525,824
Average net assets (000)	$525,532	$553,588	$631,868	$645,580	$573,999	$336,289
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.01% (f)	1.01%	1.01%	1.01%	1.04%	1.09%
Expenses before waivers and/or expense reimbursement	1.30% (f)	1.30%	1.31%	1.30%	1.32%	1.37%
Net investment income (loss)	2.39% (f)	2.65%	2.39%	2.26%	2.30%	2.09%
Portfolio turnover rate(g)	44%	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	219

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.01	$13.82	$14.53	$14.61	$14.21	$14.43
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.45	0.41	0.40	0.40	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	1.32	(0.66)	0.09	0.42	(0.14)
Total from investment operations	-	1.77	(0.25)	0.49	0.82	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.58)	(0.46)	(0.40)	(0.42)	(0.44)
Tax return of capital distributions	-	-	-	(0.02)	-	-
Distributions from net realized gains	(0.50)	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.77)	(0.58)	(0.46)	(0.57)	(0.42)	(0.46)
Net asset value, end of period	$14.24	$15.01	$13.82	$14.53	$14.61	$14.21
Total Return(c):	0.06%	12.98%	(1.75)%	3.49%	5.86%	1.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,299,007	$25,755,393	$16,338,122	$13,078,005	$10,510,479	$5,492,574
Average net assets (000)	$27,710,263	$20,181,162	$15,388,327	$10,926,746	$7,230,649	$4,306,353
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.49% (f)	0.50%	0.51%	0.51%	0.54%	0.59%
Expenses before waivers and/or expense reimbursement	0.52% (f)	0.53%	0.53%	0.55%	0.57%	0.62%
Net investment income (loss)	2.90% (f)	3.14%	2.93%	2.78%	2.81%	2.66%
Portfolio turnover rate(g)	44%	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

220

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	221

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,	Year Ended October 31,	December 27, 2017(a) through October 31,
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.40	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	1.31	(0.72)
Total from investment operations	(0.03)	1.71	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.52)	(0.35)
Distributions from net realized gains	(0.50)	-	-
Total dividends and distributions	(0.74)	(0.52)	(0.35)
Net asset value, end of period	$14.25	$15.02	$13.83
Total Return(c):	(0.21)%	12.60%	(2.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,472	$47,143	$21,575
Average net assets (000)	$71,971	$35,563	$5,595
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89% (e)	0.90%	0.91% (e)
Expenses before waivers and/or expense reimbursement	0.91% (e)	1.02%	1.18% (e)
Net investment income (loss)	2.51% (e)	2.74%	2.76% (e)
Portfolio turnover rate(f)	44%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

222

Class R4 Shares
	Six Months Ended April 30,	Year Ended October 31,	December 27, 2017(a) through October 31,
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.43	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.20)	1.32	(0.72)
Total from investment operations	-	1.75	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.56)	(0.38)
Distributions from net realized gains	(0.50)	-	-
Total dividends and distributions	(0.76)	(0.56)	(0.38)
Net asset value, end of period	$14.26	$15.02	$13.83
Total Return(c):	(0.01)%	12.89%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$108,122	$59,430	$2,628
Average net assets (000)	$83,970	$33,085	$644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63% (e)	0.64%	0.66% (e)
Expenses before waivers and/or expense reimbursement	0.65% (e)	0.74%	4.10% (e)
Net investment income (loss)	2.76% (e)	2.96%	3.01% (e)
Portfolio turnover rate(f)	44%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	223

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.03	$13.83	$14.55	$14.64	$14.23	$14.46
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.47	0.43	0.41	0.42	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	1.32	(0.68)	0.08	0.42	(0.14)
Total from investment operations	0.01	1.79	(0.25)	0.49	0.84	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.59)	(0.47)	(0.41)	(0.43)	(0.46)
Tax return of capital distributions	-	-	-	(0.02)	-	-
Distributions from net realized gains	(0.50)	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.78)	(0.59)	(0.47)	(0.58)	(0.43)	(0.48)
Net asset value, end of period	$14.26	$15.03	$13.83	$14.55	$14.64	$14.23
Total Return(c):	0.11%	13.16%	(1.72)%	3.51%	6.02%	1.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,214,192	$18,621,201	$14,144,566	$10,569,356	$3,590,469	$2,233,740
Average net assets (000)	$19,821,299	$15,985,664	$12,419,952	$7,326,262	$2,835,235	$1,575,749
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.39% (f)	0.40%	0.41%	0.42%	0.44%	0.46%
Expenses before waivers and/or expense reimbursement	0.41% (f)	0.41%	0.41%	0.42%	0.45%	0.49%
Net investment income (loss)	3.00% (f)	3.26%	3.03%	2.86%	2.91%	2.76%
Portfolio turnover rate(g)	44%	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

224

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	225

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

226

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PDBAX	PRDBX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX
CUSIP	74440B108	74440B207	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

MF166E2

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 15, 2020

PGIM Short Duration Multi-Sector Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–2.17	–1.62	1.43	1.52 (12/23/13)
Class C	–2.57	–1.15	1.10	1.12 (12/23/13)
Class Z	–2.14	0.81	2.20	2.20 (12/23/13)
Class R6	–2.00	1.01	2.21	2.21 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index
	2.58	4.94	2.01	1.81

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases on or after July 15, 2019: 2.25% of the public offering price. For purchases prior to July 15, 2019: 3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays US Government/Credit 1-3 Year Index—The Bloomberg Barclays US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Short Duration Multi-Sector Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.29	3.10	3.06
Class C	0.25	2.32	2.28
Class Z	0.30	3.43	3.37
Class R6	0.30	3.50	3.45

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	47.2
AA	5.3
A	10.5
BBB	11.5
BB	8.5
B	3.5
CCC	1.3
CC	0.2
Not Rated	7.6
Cash/Cash Equivalents	4.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short Duration Multi-Sector Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$978.30	0.66%	$3.25
	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32
Class C	Actual	$1,000.00	$974.30	1.52%	$7.46
	Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62
Class Z	Actual	$1,000.00	$978.60	0.41%	$2.02
	Hypothetical	$1,000.00	$1,022.82	0.41%	$2.06
Class R6	Actual	$1,000.00	$980.00	0.33%	$1.62
	Hypothetical	$1,000.00	$1,023.22	0.33%	$1.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.6%

ASSET-BACKED SECURITIES 20.5%

Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990%		06/20/22		200	$188,985
Series 2020-01A, Class A, 144A	2.330		08/20/26		2,400	2,109,549
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060		11/15/30		3,000	2,951,713
Hertz Vehicle Financing LP,
Series 2019-02A, Class A, 144A	3.420		05/25/25		1,300	1,182,283
Series 2019-03A, Class A, 144A	2.670		12/26/25		3,100	2,814,781
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740		11/14/25		800	796,784
Series 2019-01A, Class A, 144A	3.630		09/14/27		4,000	4,131,379
Series 2019-01A, Class B, 144A	3.950		11/14/28		900	883,845

						15,059,319

Collateralized Loan Obligations 15.4%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.230	(c)	10/25/32		9,000	8,873,884
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.369	(c)	01/15/30		14,000	13,761,348
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.488	(c)	07/22/32		5,000	4,734,207
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.691	(c)	01/20/32		5,750	5,707,773
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500		11/15/31	EUR	500	538,165
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760	(c)	11/15/31	EUR	1,500	1,585,721
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.499	(c)	07/15/29		250	241,379
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.436	(c)	07/16/29		746	718,954
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.476	(c)	01/16/30		750	719,572

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.569	%(c)	10/15/28	3,000	$2,937,975
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.148	(c)	11/20/30	3,000	2,898,119
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	07/15/29	750	730,801
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	2.559	(c)	10/15/32	4,000	3,844,172
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.005	(c)	08/20/32	6,500	6,007,769
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.485	(c)	01/17/28	1,000	894,978
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	04/15/29	250	243,589
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.105	(c)	04/17/31	2,496	2,348,222
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	2.455	(c)	01/20/32	6,000	5,655,692
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.365	(c)	04/20/31	250	232,527
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	(c)	07/20/31	500	474,488
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399	(c)	01/15/30	1,250	1,191,393
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.208	(c)	01/15/33	16,750	16,201,633
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.358	(c)	04/22/30	2,500	2,401,259
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.535	(c)	10/18/26	78	77,196
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.335	(c)	10/17/31	9,750	9,383,796

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750%		08/15/32	EUR	2,300	$2,492,479
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.449	(c)	10/15/29		500	481,358
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.439	(c)	07/15/30		750	712,841
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.392	(c)	02/15/29		4,000	3,937,046
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.059	(c)	04/15/29		12,850	12,234,976
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	2.109	(c)	04/15/27		1,045	1,029,099
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.229	(c)	04/15/31		2,500	2,398,775
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.315	(c)	10/20/31		5,000	4,797,336
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.741	(c)	02/05/31		250	237,575
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122	(c)	07/22/32		5,000	4,789,449
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.021	(c)	04/25/31		3,492	3,339,982
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	2.605	(c)	04/20/32		2,250	2,172,102
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150	(c)	04/15/31	EUR	3,700	3,961,267
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399	(c)	01/15/31		1,250	1,208,625

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.569	%(c)	10/15/32	5,000	$4,813,566
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.101	(c)	04/25/31	4,000	3,811,043
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.229	(c)	04/21/31	1,345	1,284,346
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.845	(c)	02/20/31	1,500	1,425,843
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345	(c)	02/20/31	1,500	1,380,436
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.433	(c)	10/23/32	16,000	15,195,691
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.386	(c)	01/16/31	1,000	945,560
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.339	(c)	07/15/31	5,000	4,710,908
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.071	(c)	04/26/31	5,000	4,811,460
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.479	(c)	07/15/30	750	734,364
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.549	(c)	10/15/32	4,000	3,814,917
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.415	(c)	10/20/31	7,945	7,619,871
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.010	(c)	10/30/30	994	932,655
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	2.525	(c)	07/20/32	5,000	4,646,108
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.916	(c)	05/21/29	9,000	8,776,904

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.924	%(c)	11/14/29		1,000	$965,111
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.415	(c)	10/20/31		9,000	8,724,345
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.385	(c)	10/17/30		500	474,160
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.166	(c)	07/25/31		500	475,172
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.842	(c)	05/07/31		3,000	2,823,864
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	2.389	(c)	07/15/31		3,750	3,584,940
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	—	(p)	08/15/30		10,000	9,276,876
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	07/20/30		500	484,440
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.061	(c)	01/26/31		1,500	1,410,605
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.293	(c)	10/23/31		7,250	6,918,952
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	2.425	(c)	10/20/28		2,250	2,180,869
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.271	(c)	07/25/30		1,000	952,922
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	2.505	(c)	01/20/32		6,600	6,199,796
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	10/15/30	EUR	7,500	7,984,228
Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	1,000	1,068,647
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	2.475	(c)	10/20/32		6,000	5,804,495

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.435	%(c)	07/17/26	131	$129,686
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	01/17/30	1,493	1,410,316
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.619	(c)	07/15/27	2,000	1,874,879
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.201	(c)	01/25/31	1,000	957,250
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.591	(c)	01/25/31	750	664,035
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	2.479	(c)	01/15/32	3,250	3,044,071
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.099	(c)	07/15/27	219	212,503
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.429	(c)	10/15/30	2,250	2,181,211
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285	(c)	01/17/31	1,000	935,086
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.235	(c)	07/17/31	5,000	4,702,884
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.335	(c)	10/20/31	3,000	2,852,353
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.385	(c)	01/20/32	2,750	2,620,847
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.475	(c)	07/20/32	5,000	4,680,001
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.248	(c)	01/22/31	750	714,102
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.448	(c)	07/22/32	5,000	4,772,297
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	2.589	(c)	07/15/29	991	937,580

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.509	%(c)	04/15/30	744	$690,593
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335	(c)	07/20/31	4,953	4,559,559

					298,369,869

Consumer Loans 0.8%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810		12/21/26	1,800	1,702,247
Series 2018-02A, Class A, 144A	4.230		04/20/27	1,100	1,045,885
Series 2019-01A, Class A, 144A	3.000		12/20/27	2,500	2,246,463
Series 2019-02A, Class A, 144A	2.780		04/20/28	1,400	1,245,925
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960		07/20/32	800	693,738
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790		09/14/32	100	92,365
Series 2017-01A, Class C, 144A	3.350		09/14/32	100	89,022
Series 2018-01A, Class A, 144A	3.300		03/14/29	400	390,427
Oportun Funding LLC,
Series 2017-B, Class A, 144A	3.220		10/10/23	800	777,980
Series 2018-A, Class A, 144A	3.610		03/08/24	1,990	1,858,330
Series 2018-B, Class A, 144A	3.910		07/08/24	850	789,961
Series 2018-B, Class B, 144A	4.500		07/08/24	250	178,562
Series 2018-C, Class A, 144A	4.100		10/08/24	1,100	1,017,651
Series 2018-C, Class B, 144A	4.590		10/08/24	500	357,199
Series 2018-D, Class A, 144A	4.150		12/09/24	800	752,144
Series 2018-D, Class B, 144A	4.830		12/09/24	500	354,897
Series 2019-A, Class A, 144A	3.080		08/08/25	1,700	1,523,488
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.337	(c)	02/25/23	440	368,268
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25	800	662,479

					16,147,031

Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	2,000	2,253,701

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.3%
ABFC Trust, Series 2003-AHL01, Class A1	4.184	%(cc)	03/25/33	71	$70,697
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)	1.987	(c)	03/25/43	293	271,910
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	1.342	(c)	06/25/34	1,008	896,357
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	1.567	(c)	04/25/34	422	401,389
Morgan Stanley ABS Capital, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)	1.527	(c)	10/25/33	1,054	939,654
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507	(c)	10/25/33	152	146,234
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	1.147	(c)	11/25/33	970	877,714
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	1.127	(c)	08/25/35	1,400	1,365,779

					4,969,734

Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.837	(c)	04/25/23	1,420	1,182,976
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.287	(c)	06/25/24	5,150	4,198,295

					5,381,271

Residential Mortgage-Backed Securities 1.0%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.837	(c)	10/25/37	566	553,179
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.300%)	1.087	(c)	06/25/33	121	111,234

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125	%(cc)	07/25/58		1,767	$1,738,396
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.907	(c)	08/25/34		1,045	865,717
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	(cc)	01/25/59		860	816,363
Series 2019-GS02, Class A1, 144A	3.750	(cc)	01/25/59		1,095	1,018,785
Series 2019-GS04, Class A1, 144A	3.438	(cc)	05/25/59		1,810	1,695,424
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54		594	567,561
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250	(cc)	05/25/62		861	878,344
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187	(c)	04/25/33		116	111,430
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	2,721	2,670,422
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		571	575,621
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57		737	744,779
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		1,985	2,020,495
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		2,312	2,397,664
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58		726	748,922
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58		1,611	1,665,422

						19,179,758

Student Loans 1.8%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	01/25/41		12	12,181
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000		02/25/43		1,440	1,274,585
Series 2018-C, Class A, 144A	0.000		08/25/43		1,881	1,932,910
Series 2018-D, Class A, 144A	0.000		11/25/43		3,176	3,280,020
Series 2019-A, Class R, 144A	0.000		10/25/48		4,546	318,206
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000		12/15/45		7,324	7,538,435
Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		6,925	7,066,067
Series 2019-F, Class PT1, 144A	1.870	(cc)	02/15/45		7,506	7,454,574

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.737	%(c)	11/29/24		6,024	$6,002,010

						34,878,988

TOTAL ASSET-BACKED SECURITIES (cost $414,550,965)						396,239,671

BANK LOANS 0.1%

Computers 0.0%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500	(c)	09/29/25		131	126,985

Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750	(c)	04/13/26	EUR	1,075	1,128,813

TOTAL BANK LOANS (cost $1,320,991)						1,255,798

CERTIFICATE OF DEPOSIT 0.2%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR +0.350% (cost $4,993,939)	1.661	(c)	07/12/21		5,000	4,958,873

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.9%
BANK,
Series 2017-BNK05, Class A4	3.131		06/15/60		1,000	1,055,923
Series 2017-BNK06, Class A4	3.254		07/15/60		230	243,764
Series 2018-BN10, Class A4	3.428		02/15/61		4,800	5,175,651
Series 2019-BN17, Class A3	3.456		04/15/52		4,200	4,553,514
Series 2019-BN18, Class A3	3.325		05/15/62		1,800	1,941,652
Series 2019-BN22, Class A3	2.726		11/15/62		1,300	1,353,067
Series 2019-BN24, Class A2	2.707		11/15/62		3,500	3,639,429
Series 2020-BN25, Class A3	2.391		01/15/63		9,933	10,085,982
Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805		11/15/52		6,100	6,382,931
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33		7,425	7,893,528

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	2.263	%(c)	03/15/37	4,500	$3,999,415
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963		01/15/52	2,630	2,964,260
Series 2018-B08, Class A5	4.232		01/15/52	9,400	10,816,727
Series 2019-B10, Class A3	3.455		03/15/62	3,100	3,398,469
Series 2019-B13, Class A3	2.701		08/15/57	10,000	10,475,260
Series 2020-B17, Class A4	2.042		03/15/53	3,400	3,353,599
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	(c)	10/15/36	2,006	1,877,600
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.114	(c)	10/15/36	2,006	1,846,878
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	(c)	12/15/36	2,200	2,058,378
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class XCP, IO, 144A	1.406	(cc)	12/15/37	174,020	301,246
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248		05/10/50	600	640,614
Series 2017-CD05, Class A3	3.171		08/15/50	800	851,503
Series 2017-CD06, Class A4	3.190		11/13/50	1,650	1,743,300
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585		12/10/54	1,800	1,917,385
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575		05/10/47	84	87,714
Series 2016-C02, Class A3	2.575		08/10/49	6,200	6,231,592
Series 2016-C03, Class A3	2.896		11/15/49	700	717,270
Series 2016-GC37, Class A4	3.314		04/10/49	600	622,541
Series 2017-C04, Class A3	3.209		10/12/50	1,150	1,213,348
Series 2017-P07, Class XC, IO	0.326	(cc)	04/14/50	16,000	280,525
Series 2017-P08, Class A3	3.203		09/15/50	1,600	1,697,896
Series 2018-B02, Class A3	3.744		03/10/51	2,900	3,194,771
Series 2018-C06, Class A3	4.145		11/10/51	4,300	4,931,693
Series 2019-GC43, Class A3	2.782		11/10/52	10,000	10,280,030
Series 2019-SMRT, Class D, 144A	4.903	(cc)	01/10/36	400	355,271
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	(cc)	11/10/31	300	283,839
Series 2016-CLNE, Class C, 144A	2.871	(cc)	11/10/31	100	91,355
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.029	(cc)	05/15/45	1,019	30,361
Series 2014-CR15, Class XB, IO, 144A	0.024	(cc)	02/10/47	157,461	116,143
Series 2014-UBS05, Class A4	3.838		09/10/47	400	422,929
Series 2015-CR26, Class A4	3.630		10/10/48	50	53,336

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2015-LC21, Class A4	3.708%		07/10/48	90	$96,571
Series 2015-PC01, Class A5	3.902		07/10/50	710	750,139
Series 2016-COR01, Class A3	2.826		10/10/49	700	708,420
Series 2016-DC02, Class A5	3.765		02/10/49	275	288,086
Series 2017-COR02, Class A2	3.239		09/10/50	1,725	1,818,060
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.964	(c)	05/15/36	3,300	3,047,505
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	3,407	3,678,743
Series 2017-LSTK, Class B, 144A	3.030		04/05/33	500	487,876
Series 2017-LSTK, Class C, 144A	3.229		04/05/33	300	291,229
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959		08/15/51	1,900	2,098,970
Series 2019-C15, Class A3	3.779		03/15/52	6,000	6,652,414
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632		08/10/49	400	411,740
Series 2017-C06, Class A4	3.071		06/10/50	600	633,499
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	200	178,274
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	250	238,707
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.554	(cc)	06/25/20	465	16
Series K018, Class X1, IO	1.445	(cc)	01/25/22	2,692	43,696
Series K020, Class X1, IO	1.502	(cc)	05/25/22	1,702	39,552
Series K025, Class X1, IO	0.938	(cc)	10/25/22	6,141	104,364
Series K069, Class X1, IO	0.492	(cc)	09/25/27	6,858	165,212
Series K090, Class X1, IO	0.852	(cc)	02/25/29	16,189	870,310
Series K093, Class X1, IO	1.092	(cc)	05/25/29	13,180	933,900
Series K097, Class X1, IO	1.218	(cc)	07/25/29	17,995	1,493,461
Series K100, Class X1, IO	0.770	(cc)	09/25/29	18,166	920,379
Series K101, Class X1, IO	0.837	(cc)	10/25/29	19,087	1,227,150
Series K1513, Class X1, IO	0.999	(cc)	08/25/34	11,295	927,164
Series K735, Class X1, IO	1.102	(cc)	05/25/26	8,994	435,666
Series Q001, Class XA, IO	2.213	(cc)	02/25/32	15,187	1,653,199
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.601	(cc)	04/10/47	15,000	237,907
Series 2017-GS06, Class A2	3.164		05/10/50	700	711,434
Series 2017-GS07, Class A3	3.167		08/10/50	1,180	1,257,303
Series 2017-GS08, Class A3	3.205		11/10/50	1,400	1,486,129
Series 2019-GC38, Class A3	3.703		02/10/52	6,400	6,902,307

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478%		06/15/34		140	$139,054
Series 2017-APTS, Class XFLC, IO, 144A	0.000		06/15/34		185,553	408
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672		11/15/47		1,400	1,483,970
Series 2015-C29, Class A4	3.611		05/15/48		1,890	2,021,662
Series 2015-C31, Class A3	3.801		08/15/48		1,475	1,595,912
Series 2016-C01, Class A5	3.576		03/15/49		600	645,149
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414		03/15/50		4,350	4,662,496
Series 2017-C07, Class A4	3.147		10/15/50		1,100	1,166,984
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767	(cc)	07/05/31		5,400	5,112,114
KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	3.440	(c)	03/15/37		1,300	1,114,412
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988		02/15/48		1,025	1,061,277
Series 2016-C29, Class A3	3.058		05/15/49		2,750	2,817,509
Series 2016-C30, Class A4	2.600		09/15/49		6,400	6,166,411
Series 2016-C30, Class A5	2.860		09/15/49		350	354,467
Series 2017-C33, Class A4	3.337		05/15/50		1,200	1,281,571
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540		12/15/48		4,550	4,836,997
Series 2015-UBS08, Class A4	3.809		12/15/48		1,770	1,907,813
Series 2017-H01, Class A4	3.259		06/15/50		600	635,795
Series 2017-HR02, Class A3	3.330		12/15/50		2,000	2,136,798
Series 2018-H04, Class A3	4.043		12/15/51		1,500	1,676,943
Series 2019-H06, Class A3	3.158		06/15/52		1,600	1,699,856
Series 2019-MEAD, Class E, 144A	3.177		11/10/36		800	596,085
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885		08/15/38		4,750	4,707,719
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.122	(c)	01/23/29	GBP	2,000	2,462,914
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225		08/15/50		1,100	1,137,257
Series 2017-C07, Class A3	3.418		12/15/50		2,100	2,203,452
Series 2018-C08, Class A3	3.720		02/15/51		2,700	2,882,206
Series 2018-C10, Class A3	4.048		05/15/51		1,400	1,554,786
Series 2018-C14, Class A3	4.180		12/15/51		3,250	3,680,541

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684%		10/15/49	1,500	$1,540,138
Series 2017-C39, Class A4	3.157		09/15/50	1,400	1,466,972
Series 2017-C40, Class A3	3.317		10/15/50	350	371,722
Series 2017-RB01, Class A4	3.374		03/15/50	875	931,589
Series 2018-C43, Class XB, IO	0.520	(cc)	03/15/51	51,500	1,201,897
Series 2018-C46, Class XB, IO	0.493	(cc)	08/15/51	104,789	2,743,303

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $224,345,429)					229,968,250

CORPORATE BONDS 25.0%

Aerospace & Defense 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		03/15/25	1,675	1,086,934
Sr. Unsec’d. Notes, 144A	7.875		04/15/27	2,750	1,811,483
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	1,675	1,390,120
Rockwell Collins, Inc., Sr. Unsec’d. Notes	2.800		03/15/22	1,480	1,515,949

					5,804,486

Agriculture 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125		05/17/21	100	103,053
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	1,700	1,649,026

					1,752,079

Airlines 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24	94	83,596
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400		04/19/21	1,725	1,636,821
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000		10/11/27	116	99,736

					1,820,153

Auto Manufacturers 0.8%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	1.721	(c)	04/12/21	230	226,458

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
BMW US Capital LLC (Germany), (cont’d.)
Gtd. Notes, 144A	3.100%		04/12/21	305	$306,682
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200		05/05/20	210	210,000
Gtd. Notes, 144A	3.100		05/04/20	550	550,000
Gtd. Notes, 144A	3.350		05/04/21	915	916,924
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350		11/01/22	7,665	6,996,152
General Motors Co., Sr. Unsec’d. Notes	6.600		04/01/36	70	65,331
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.170	(c)	04/09/21	720	701,403
Gtd. Notes	3.550		04/09/21	545	536,658
Navistar International Corp., Gtd. Notes, 144A	6.625		11/01/25	445	381,291
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600	(cc)	10/24/25	3,500	3,624,219
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875		11/13/20	825	826,320
Gtd. Notes, 144A	4.000		11/12/21	1,060	1,075,544

					16,416,982

Auto Parts & Equipment 0.2%
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000		05/15/26	400	398,002
American Axle & Manufacturing, Inc., Gtd. Notes	6.625		10/15/22	2,380	1,996,610
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750		04/15/25	1,700	1,537,302

					3,931,914

Banks 6.3%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22	3,440	3,411,968
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875		04/25/21	2,150	2,084,539
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.431	(c)	04/12/23	200	192,467
Sr. Unsec’d. Notes	3.848		04/12/23	600	621,891

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	%(ff)	—	(rr)	40	$43,321
Jr. Sub. Notes, Series MM	4.300	(ff)	—	(rr)	2,375	2,135,424
Sr. Unsec’d. Notes(a)	2.592	(ff)	04/29/31		8,630	8,848,460
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		447	462,197
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23		125	130,890
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28		530	573,114
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30		1,350	1,440,599
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		675	737,893
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		250	271,448
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29		2,325	2,642,371
Sub. Notes, MTN	4.450		03/03/26		6,500	7,171,997
Sub. Notes, Series L, MTN	3.950		04/21/25		300	322,845
Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625	(ff)	—	(rr)	125	123,587
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375		01/12/26		200	215,908
Sr. Unsec’d. Notes, MTN	4.338	(ff)	05/16/24		1,400	1,473,367
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.800		01/10/24		350	368,183
Sub. Notes, 144A, MTN	4.375		09/28/25		695	739,869
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20		1,245	1,245,000
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	235	218,059
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	105	101,127
Jr. Sub. Notes, Series U	5.000	(ff)	—	(rr)	2,125	1,918,833
Jr. Sub. Notes, Series V	4.700	(ff)	—	(rr)	1,050	916,868
Sr. Unsec’d. Notes	3.200		10/21/26		2,495	2,627,383
Sr. Unsec’d. Notes(a)	3.520	(ff)	10/27/28		990	1,052,745
Sub. Notes	4.400		06/10/25		210	228,626
Sub. Notes(a)	4.450		09/29/27		6,500	7,096,947
Sub. Notes	4.600		03/09/26		165	181,346
Sub. Notes(a)	4.750		05/18/46		455	551,558
Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes	4.750		02/08/22		500	513,631
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450		04/16/21		250	253,603
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.041	(c)	02/04/21		1,150	1,125,774

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
Sr. Unsec’d. Notes	4.250%		02/04/21		1,545	$1,550,040
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		315	315,237
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		750	762,286
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125		09/06/23		1,000	1,075,471
Gov’t. Gtd. Notes, EMTN	2.750		09/16/25		2,000	2,186,623
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625		10/16/24		500	515,077
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23		750	813,445
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	175	162,438
Sr. Unsec’d. Notes	3.500		01/23/25		515	544,130
Sr. Unsec’d. Notes	3.850		01/26/27		800	864,236
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		1,345	1,489,739
Sr. Unsec’d. Notes, EMTN	2.100	(cc)	11/26/22		2,000	1,983,512
Sr. Unsec’d. Notes, EMTN	2.500	(cc)	05/31/24		2,244	2,328,188
Sr. Unsec’d. Notes, MTN	2.905	(ff)	07/24/23		1,400	1,433,327
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		755	759,200
Sub. Notes	5.150		05/22/45		125	151,584
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.292	(c)	05/18/21		1,125	1,125,324
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	3.239	(c)	03/08/21		200	201,418
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550		04/09/24		600	631,067
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	1,515	1,418,952
Jr. Sub. Notes, Series HH	4.600	(ff)	—	(rr)	2,125	1,911,735
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230	(c)	—	(rr)	97	89,300
Jr. Sub. Notes, Series II	4.000	(ff)	—	(rr)	4,510	3,910,463
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)	125	128,104
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		375	405,736
Sr. Unsec’d. Notes	3.625		05/13/24		350	377,384
Sr. Unsec’d. Notes	3.782	(ff)	02/01/28		4,500	4,913,180
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		845	993,816
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		1,550	1,730,401
Sr. Unsec’d. Notes(a)	4.452	(ff)	12/05/29		6,920	8,011,569
Sub. Notes	4.250		10/01/27		215	241,018
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21		400	413,467
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750		01/11/27		800	850,897

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250%		10/21/20		3,970	$4,052,662
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761		07/26/23		1,930	2,041,861
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610% (Cap N/A, Floor 0.000%)	4.829	(c)	—	(rr)	75	67,595
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		390	411,933
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		4,280	4,697,403
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		1,150	1,329,097
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28		640	692,512
Sub. Notes, GMTN	4.350		09/08/26		5,505	6,049,441
PNC Bank NA, Sub. Notes	4.200		11/01/25		350	393,688
Truist Bank, Sr. Unsec’d. Notes	2.850		04/01/21		550	558,804
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.000		04/15/21		390	394,431
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500		03/04/21		75	75,814
Sr. Unsec’d. Notes	3.068	(ff)	04/30/41		3,050	3,019,937
Sr. Unsec’d. Notes, MTN	2.572	(ff)	02/11/31		2,575	2,568,270

						122,685,650

Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750		01/31/27		200	197,347
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551		05/25/21		615	627,449

						824,796

Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875		11/15/21		207	214,493

Building Materials 0.2%
Griffon Corp., Gtd. Notes	5.250		03/01/22		72	70,564

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
U.S. Concrete, Inc., Gtd. Notes	6.375%	06/01/24		3,000	$2,831,344
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,103,103

					4,005,011

Chemicals 0.6%
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25		1,500	1,435,027
Chemours Co. (The), Gtd. Notes(a)	7.000	05/15/25		1,910	1,796,066
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	390	418,082
Gtd. Notes	3.500	07/19/22		3,460	3,486,468
Gtd. Notes	4.125	03/14/21		1,000	1,009,072
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		435	439,080
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	367,935
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,613,795
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	291,158
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	423,490
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		1,000	664,702
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	91,476
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	429,682

					12,466,033

Commercial Services 0.5%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.241	02/16/21		1,400	1,406,137
Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,044,875
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,180,395

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875%		04/15/26	EUR	700	$691,120
Sr. Sub. Notes, 144A	4.500		04/15/27	EUR	800	614,486
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000		04/15/22		2,450	2,410,188
University of Notre Dame du Lac, Unsec’d. Notes	3.394		02/15/48		400	482,385

						8,829,586

Computers 0.6%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875		06/15/21		1,776	1,777,163
EMC Corp., Sr. Unsec’d. Notes	2.650		06/01/20		90	89,792
IBM Credit LLC,
Sr. Unsec’d. Notes(a)	2.650		02/05/21		5,000	5,076,809
Sr. Unsec’d. Notes	3.450		11/30/20		4,240	4,306,520

						11,250,284

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	5.625		09/01/25		1,522	1,449,530

Diversified Financial Services 0.9%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500		01/15/23		1,150	1,051,204
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375		09/15/21		1,303	1,300,191
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450		04/30/21		3,445	3,495,954
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150		07/24/24		2,000	2,189,027
CPPIB Capital, Inc. (Canada), Gov’t. Gtd. Notes, 144A, MTN	2.750		11/02/27		250	282,112
Credit Suisse International (United Kingdom), Sub. Notes, Series E ^	2.104	(s)	12/15/20		308	305,265
Discover Financial Services, Sr. Unsec’d. Notes	5.200		04/27/22		400	415,539
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500		10/18/23		100	105,017

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000%	01/15/27	425	$365,487
Gtd. Notes, 144A	8.125	07/15/23	2,195	2,107,474
Gtd. Notes, 144A	9.125	07/15/26	1,400	1,342,296
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A	2.125	09/19/22	250	258,531
Gov’t. Gtd. Notes, 144A	2.750	04/16/21	250	255,126
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	208,877
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24	1,000	1,177,869
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	200	203,007
Springleaf Finance Corp., Gtd. Notes	6.125	03/15/24	1,775	1,663,255

				16,726,231

Electric 1.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21	4,200	4,442,705
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	825	833,270
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25	3,525	3,532,011
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	25	30,657
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	515	519,469
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	425	379,864
Sr. Unsec’d. Notes	5.750	01/26/21	600	537,724
Sr. Unsec’d. Notes, 144A	5.750	01/26/21	2,570	2,303,251
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	346,987
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	505	555,402
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	138,594
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	9.400	02/01/21	503	536,112

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, MTN	6.270%		01/03/26	85	$109,632
Local Gov’t. Gtd. Notes, MTN	8.400	(cc)	03/28/25	500	667,950
Local Gov’t. Gtd. Notes, Series GQ	8.250		01/15/27	1,000	1,433,305
Local Gov’t. Gtd. Notes, Series HH	8.500		12/01/29	375	613,789
Local Gov’t. Gtd. Notes, Series HY	8.400		01/15/22	1,084	1,226,441
Local Gov’t. Gtd. Notes, Series IO	8.050		07/07/24	565	736,894
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000		11/12/24	2,000	2,177,287
Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28	320	339,191
Monongahela Power Co., First Mortgage, 144A	4.100		04/15/24	425	466,721
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395		04/09/30	1,640	1,823,232
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400		04/01/21	1,400	1,505,349
NRG Energy, Inc., Gtd. Notes, 144A	5.250		06/15/29	625	669,479
PacifiCorp, First Mortgage	3.300		03/15/51	300	335,666
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400		01/15/21	300	304,087
Sempra Energy, Sr. Unsec’d. Notes	4.000		02/01/48	580	658,038
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250		05/04/20	2,000	2,000,000
Gtd. Notes, EMTN	2.750		05/04/22	250	254,200
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000		06/15/50	2,350	2,773,606
Vistra Operations Co. LLC, Gtd. Notes, 144A(a)	5.625		02/15/27	3,700	3,898,906

					36,149,819

Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250		10/27/27	200	160,050
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250		10/31/26	620	557,536

					717,586

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment 0.4%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%		06/15/25		3,800	$865,992
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250		10/15/25		2,325	1,828,278
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750		11/01/21	EUR	1,600	681,140
Eldorado Resorts, Inc., Gtd. Notes	7.000		08/01/23		1,000	964,840
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625		04/15/26		1,075	814,943
Scientific Games International, Inc.,
Gtd. Notes(a)	6.625		05/15/21		2,400	2,146,417
Gtd. Notes, 144A	8.250		03/15/26		500	379,181

						7,680,791

Food Service 0.1%
Aramark Services, Inc., Gtd. Notes, 144A(a)	6.375		05/01/25		1,450	1,507,899

Foods 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500		02/15/23		2,900	2,870,674
B&G Foods, Inc., Gtd. Notes(a)	5.250		04/01/25		2,000	2,025,890
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875		07/15/24		3,000	3,065,028
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625		10/01/39		1,415	1,405,424
Gtd. Notes, 144A	4.875		10/01/49		1,575	1,575,771
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.500		04/15/30		3,080	3,165,124
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	425	440,516

						14,548,427

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20		200	$203,321
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	215,105

					418,426

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		1,525	1,554,695

Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	300	361,755
Gtd. Notes	2.250	03/07/39	EUR	300	386,616
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	513,364
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	874,775
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	608,974

					2,745,484

Healthcare-Services 0.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,283,597
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27		385	402,730
HCA, Inc., Gtd. Notes	5.375	02/01/25		425	457,008
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	978,415
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,282,264
MEDNAX, Inc., Gtd. Notes, 144A(a)	5.250	12/01/23		1,450	1,381,404
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		3,325	3,320,006
Sr. Unsec’d. Notes(a)	7.000	08/01/25		1,000	935,888
Sr. Unsec’d. Notes	8.125	04/01/22		2,575	2,596,027

					12,637,339

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Holding Companies-Diversified 0.1%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875%	04/05/22	1,000	$1,017,497

Home Builders 0.5%
KB Home, Gtd. Notes	7.000	12/15/21	175	181,057
Lennar Corp., Gtd. Notes	5.250	06/01/26	3,000	3,105,118
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	1,885	1,734,890
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	750	771,609
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,400	1,210,463
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	500	472,588
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,216,901
Gtd. Notes, 144A	6.000	09/01/23	1,050	1,016,412
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	343,360

				10,052,398

Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	104,657

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	100,714

Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	142,772
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	250,884
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	518,381
Sr. Unsec’d. Notes	4.900	07/01/22	250	266,853

				1,178,890

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	2,000	$2,041,625

Leisure Time 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	1,500	963,319

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	97,492
MGM Resorts International, Gtd. Notes	6.000	03/15/23	275	266,746
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	300	312,788
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25	925	770,677

				1,447,703

Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	3.250	04/09/50	840	916,386

Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes(a)	4.375	11/06/20	200	200,996
Gtd. Notes	4.875	04/01/21	75	75,536
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	105,179

				381,711

Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,500	2,532,025
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	775	876,996
Sr. Sec’d. Notes	5.375	05/01/47	85	102,652
Sr. Sec’d. Notes	6.384	10/23/35	3,075	3,964,456
Sr. Sec’d. Notes	6.484	10/23/45	70	91,752
Sr. Sec’d. Notes	6.834	10/23/55	20	26,914

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250%		02/15/24		1,617	$1,344,933
Comcast Corp., Gtd. Notes	4.250		10/15/30		335	402,188
CSC Holdings LLC,
Gtd. Notes, 144A	5.375		07/15/23		1,425	1,441,116
Sr. Unsec’d. Notes, 144A	10.875		10/15/25		1,000	1,081,162
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375		08/15/26		2,050	1,559,454
DISH DBS Corp., Gtd. Notes	5.125		05/01/20		900	900,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.875		01/15/27	GBP	1,275	1,598,695

						15,922,343

Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21		25	25,008

Multi-National 1.1%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 6 Month LIBOR + 0.650%^	2.020	(c)	02/01/27		3,000	3,159,900
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820		06/16/28		3,000	4,147,990
Sr. Unsec’d. Notes	6.375		10/01/28		1,080	1,513,898
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125		09/27/21		865	866,705
Sr. Unsec’d. Notes	2.750		01/06/23		800	836,612
Sr. Unsec’d. Notes	3.250		02/11/22		1,000	1,024,484
Sr. Unsec’d. Notes	3.750		11/23/23		1,000	1,088,548
Sr. Unsec’d. Notes	4.375		06/15/22		1,100	1,155,145
Inter-American Development Bank (Supranational Bank), Notes	6.800		10/15/25		500	650,801
Sr. Unsec’d. Notes	7.000		06/15/25		1,000	1,299,054
Unsec’d. Notes	6.950		08/01/26		500	671,767
Unsec’d. Notes, MTN	6.750		07/15/27		1,895	2,620,283

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22		3,000	$3,086,399

					22,121,586

Oil & Gas 1.7%
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22		750	524,038
Gtd. Notes	5.375	11/01/21		2,775	2,484,244
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		100	56,862
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		1,950	1,514,768
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,332	897,741
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		425	382,226
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		200	205,872
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		1,860	1,849,004
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		350	347,390
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		300	302,171
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	198,481
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	194,373
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24		765	534,431
Sr. Unsec’d. Notes, 144A	7.125	02/01/27		550	371,338
Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	192,417
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	409,343
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	180	190,737
Gtd. Notes	5.750	02/01/29		300	286,500
Gtd. Notes	6.625	01/16/34	GBP	1,575	1,857,123
Gtd. Notes	7.375	01/17/27		1,550	1,634,812
Gtd. Notes	8.750	05/23/26		1,500	1,668,289

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes, 144A	5.093%	01/15/30		95	$86,475
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,087,695
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	465	442,436
Gtd. Notes	6.350	02/12/48		686	459,942
Gtd. Notes	6.500	03/13/27		3,555	2,882,713
Gtd. Notes	6.500	01/23/29		300	234,571
Gtd. Notes, 144A	6.490	01/23/27		3,133	2,546,677
Gtd. Notes, 144A	7.690	01/23/50		185	135,716
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,145,803
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	811,431
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	168,694
Gtd. Notes, EMTN	8.250	06/02/22	GBP	640	759,345
Gtd. Notes, MTN	6.750	09/21/47		789	538,752
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,192,558
Range Resources Corp.,
Gtd. Notes	5.875	07/01/22		527	436,718
Gtd. Notes, 144A	9.250	02/01/26		2,600	2,127,900
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,316,134
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		780	780,421
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		30	18,837

					33,274,978

Packaging & Containers 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		1,200	1,205,556

Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	103,089
Sr. Unsec’d. Notes	4.500	05/14/35		150	173,444
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		9,395	10,426,477
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		165	188,031

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Allergan Funding SCS, (cont’d.) Gtd. Notes	4.850%		06/15/44	1,115	$1,313,862
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27	3,600	3,966,819
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000		01/30/28	850	818,883
Gtd. Notes, 144A	6.125		04/15/25	1,275	1,290,360
Gtd. Notes, 144A	7.000		01/15/28	425	441,469
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	1.846	(c)	06/25/21	665	653,205
Gtd. Notes, 144A(a)	3.500		06/25/21	300	304,841
Becton, Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	2.250	(c)	12/29/20	1,778	1,764,240
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125		06/15/39	475	586,541
Sr. Unsec’d. Notes, 144A	4.250		10/26/49	735	956,585
Sr. Unsec’d. Notes, 144A	4.550		02/20/48	1,040	1,384,991
Sr. Unsec’d. Notes, 144A	5.000		08/15/45	850	1,172,616
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200		03/15/23	1,215	1,255,938
Cigna Corp.,
Gtd. Notes	4.375		10/15/28	1,630	1,866,009
Sr. Unsec’d. Notes	3.200		03/15/40	1,040	1,060,259
CVS Health Corp.,
Sr. Unsec’d. Notes	3.350		03/09/21	3,452	3,510,495
Sr. Unsec’d. Notes	5.125		07/20/45	70	87,934
McKesson Corp., Sr. Unsec’d. Notes	3.650		11/30/20	3,110	3,146,690
Mylan, Inc., Gtd. Notes(a)	4.550		04/15/28	1,240	1,361,489
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400		09/23/21	2,505	2,542,675
Gtd. Notes(a)	3.200		09/23/26	925	1,003,724
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes(a)	4.000		11/26/21	850	884,564

					42,265,230

Pipelines 0.5%
Energy Transfer Operating LP,
Gtd. Notes	5.000		05/15/50	1,030	915,244
Gtd. Notes	5.300		04/15/47	110	98,755

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer Operating LP, (cont’d.) Jr. Sub. Notes, Series G	7.125	%(ff)	—	(rr)	1,300	$1,035,603
Enterprise Products Operating LLC, Gtd. Notes	3.900		02/15/24		250	265,065
Kinder Morgan Energy Partners LP, Gtd. Notes	3.950		09/01/22		372	385,302
MPLX LP, Sr. Unsec’d. Notes	5.200		03/01/47		20	19,071
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375		08/15/22		125	125,368
ONEOK, Inc.,
Gtd. Notes(a)	4.500		03/15/50		6,100	4,837,593
Gtd. Notes	4.950		07/13/47		385	317,475
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850		01/31/23		350	327,982
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.,
Gtd. Notes, 144A(a)	5.500		09/15/24		1,300	978,289
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000		09/15/25		225	229,329
Sr. Unsec’d. Notes	4.300		03/04/24		325	333,519
Sr. Unsec’d. Notes	4.500		11/15/23		345	357,128

						10,225,723

Real Estate Investment Trusts (REITs) 0.2%
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000		04/15/23		1,925	1,797,007
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250		12/01/26		575	538,260
Gtd. Notes, 144A	4.625		12/01/29		860	794,239

						3,129,506

Retail 0.6%
Brinker International, Inc., Gtd. Notes, 144A	5.000		10/01/24		1,075	904,674
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750		10/01/25		1,873	1,080,698
Sr. Unsec’d. Notes, 144A	6.750		10/15/24		1,250	985,205
L Brands, Inc.,
Gtd. Notes(a)	5.625		10/15/23		3,319	2,700,455
Gtd. Notes	6.625		04/01/21		400	362,847

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000%	07/15/27		950	$662,359
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		42	42,296
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		317	289,585
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		3,650	3,014,303
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		1,395	1,344,736

					11,387,158

Semiconductors 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		3,005	3,024,091
Gtd. Notes, 144A(a)	3.125	10/15/22		2,310	2,394,196
Gtd. Notes, 144A	5.000	04/15/30		3,645	4,089,944

					9,508,231

Software 0.4%
Fidelity National Information Services, Inc., Gtd. Notes	0.750	05/21/23	EUR	500	550,055
Infor US, Inc., Gtd. Notes	6.500	05/15/22		6,750	6,756,579

					7,306,634

Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		140	150,841
Sr. Unsec’d. Notes	4.300	02/15/30		350	394,204
Sr. Unsec’d. Notes(a)	4.550	03/09/49		1,125	1,286,569
Sr. Unsec’d. Notes	4.850	03/01/39		3,765	4,340,876
Sr. Unsec’d. Notes	4.900	08/15/37		50	57,673
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25		585	588,292
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		500	511,064
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21		42	41,310
Gtd. Notes, 144A	5.500	06/15/24		1,000	894,900

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, (original cost $2,662,750; purchased 11/15/19)(f)	5.500%		08/01/23	3,020	$1,643,669
Level 3 Financing, Inc.,
Gtd. Notes	5.125		05/01/23	2,500	2,501,303
Sr. Sec’d. Notes, 144A	3.400		03/01/27	325	326,332
Qwest Corp., Sr. Unsec’d. Notes	6.750		12/01/21	50	52,247
Sprint Corp., Gtd. Notes	7.250		09/15/21	4,000	4,195,465
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	(cc)	03/20/23	150	150,424
T-Mobile USA, Inc., Gtd. Notes	6.000		03/01/23	3,000	3,031,728

					20,166,897

Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450		09/15/21	100	102,645
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875		07/05/34	108	120,454
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	2.000		10/13/20	2,000	2,009,976
XPO Logistics, Inc., Gtd. Notes, 144A	6.750		08/15/24	196	202,107

					2,435,182

TOTAL CORPORATE BONDS (cost $496,070,813)					483,316,626

MUNICIPAL BONDS 0.4%

California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931		05/15/45	25	28,887
Taxable, Revenue Bonds, Series J	4.131		05/15/45	25	28,913

					57,800

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 0.3%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472%		01/01/49	2,465	$2,633,902
Taxable, Revenue Bonds, Series C	4.572		01/01/54	640	698,086
State of Illinois,
General Obligation Unlimited, Series A	5.000		10/01/22	635	634,625
General Obligation Unlimited, Series D	5.000		11/01/22	1,685	1,683,686

					5,650,299

New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414		01/01/40	100	157,009

Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Series A-1	5.000		07/01/58	2,135	1,994,132

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179		09/01/2117	125	149,854

TOTAL MUNICIPAL BONDS (cost $8,045,194)					8,009,094

RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.2%
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.187	(c)	10/25/27	6	6,215
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	04/25/28	333	321,397
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.837	(c)	08/25/28	224	214,722
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	08/25/28	300	261,190
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	10/25/28	716	673,614
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	04/25/29	551	538,762
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.587	(c)	07/25/29	1,043	1,018,525
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.087	(c)	07/25/29	1,500	1,304,644

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	%(c)	10/25/29	1,932	$1,879,345
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.487	(c)	10/25/29	2,400	2,188,917
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.979		09/15/21	11,685	11,477,889
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.081	(c)	11/01/23	5,200	5,216,831
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.804	(c)	04/25/24	3,800	3,865,526
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 2.000%)	5.080	(c)	12/25/57	1,587	1,586,248
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985	(c)	01/25/57	824	796,855
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	2,461	2,398,121
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	639	626,744
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.787	(cc)	09/25/47	45	39,174
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.637	(c)	09/25/31	4,511	4,099,252
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.587	(c)	06/25/39	1,600	1,425,216
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.587	(c)	10/25/39	1,500	1,296,774
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	2.537	(c)	01/25/40	1,900	1,433,121
Credit Suisse Mortgage Trust,
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.382	(c)	10/25/46	3,948	3,705,363
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.706	(c)	09/25/45	4,178	3,961,316
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	2.347	(c)	12/25/59	7,723	7,723,009
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.187	(c)	11/25/28	660	626,741
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.287	(c)	04/25/29	502	470,767

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.637	%(c)	10/25/30	600	$538,268
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000		12/25/32	4,161	431,329
Series 2012-144, Class EI, IO	3.000		01/25/28	6,038	411,355
Series 2012-148, Class IC, IO	3.000		01/25/28	8,745	584,706
Series 2013-13, Class IK, IO	2.500		03/25/28	3,892	203,174
Series 2013-49, Class AI, IO	3.000		05/25/33	3,782	378,538
Series 2015-59, Class CI, IO	3.500		08/25/30	5,992	440,948
Series 2016-20, Class DI, IO	3.500		04/25/31	5,382	507,738
Series 2018-24, Class BH	3.500		04/25/48	755	793,920
Series 2018-25, Class AG	3.500		04/25/47	2,727	2,905,694
Series 2018-57, Class QV	3.500		11/25/29	2,046	2,159,734
Freddie Mac REMICS,
Series 4012, Class MJ	3.500		11/15/40	2,749	2,860,588
Series 4046, Class PI, IO	3.000		05/15/27	3,816	241,724
Series 4060, Class IO, IO	3.000		06/15/27	6,493	284,789
Series 4073, Class EI, IO	3.000		02/15/27	9,747	485,100
Series 4131, Class BI, IO	2.500		11/15/27	7,323	405,865
Series 4146, Class KI, IO	3.000		12/15/32	4,273	430,693
Series 4153, Class IO, IO	3.000		01/15/28	9,762	671,801
Series 4172, Class KI, IO	3.000		10/15/32	7,106	572,999
Series 4182, Class EI, IO	2.500		03/15/28	4,909	310,376
Series 4186, Class JI, IO	3.000		03/15/33	14,694	1,508,381
Series 4314, Class PD	3.750		07/15/43	3,126	3,322,424
Series 4574, Class AI, IO	3.000		04/15/31	3,879	319,201
Series 4631, Class GP	3.500		03/15/46	4,377	4,748,316
Series 4830, Class EA	4.500		05/15/43	2,580	2,600,723
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.237	(c)	09/25/48	236	234,617
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	01/25/49	260	230,731
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	02/25/50	1,910	1,414,305
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.587	(c)	03/25/50	140	97,879
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	(cc)	11/26/49	7,422	6,690,000
Government National Mortgage Assoc.,
Series 2013-47, Class IA, IO	4.000		03/20/43	1,607	257,235
Series 2014-116, Class IT, IO	4.000		08/20/44	1,801	254,874
Series 2016-164, Class IG, IO	4.000		12/20/46	3,854	446,020

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2017-045, Class QA	3.000%		11/20/42	9,166	$9,524,264
Series 2017-163, Class PT	3.000		11/20/47	3,581	3,814,824
Series 2018-05, Class IB, IO	4.000		01/20/48	1,499	249,234
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	01/26/37	21	20,784
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	01/26/37	125	118,996
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	10/25/28	198	186,899
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.137	(c)	05/25/29	332	313,184
JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.697	(c)	04/25/46	431	408,059
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	(cc)	06/25/59	850	791,085
Series 2019-PR01, Class A1, 144A	3.858	(cc)	09/25/59	4,274	4,071,189
Series 2020-GS01, Class A1, 144A	2.882	(cc)	10/25/59	3,624	3,419,023
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.485	(c)	04/01/24	715	684,417
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	386	398,218
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.437	(c)	02/25/30	700	672,151
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	02/25/30	2,200	1,955,743
MRA Issuance Trust,
Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964	(c)	05/31/20	13,100	13,034,500
Series 2019-03, Class A2, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964	(c)	05/31/20	3,841	3,840,600
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.385	(c)	12/08/20	14,309	14,301,711
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	459	479,842
Series 2018-02A, Class A1, 144A	4.500	(cc)	02/25/58	1,114	1,169,344
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.237	(c)	01/25/48	870	839,784
Series 2018-RPL01, Class A1, 144A	3.500	(cc)	12/25/57	5,331	5,512,060

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.037	%(c)	07/25/28		215	$209,162
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	07/25/29		393	386,398
Park Avenue Funding Trust, Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.938	(c)	08/27/21		3,287	3,286,657
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.887	(c)	03/25/28		96	94,936
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	3.187	(c)	03/25/28		330	287,427
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.687	(c)	06/25/29		160	157,407
Station Place Securitization Trust, Series 2020-03, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)^	1.520	(c)	04/24/21		10,100	10,100,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.811	(cc)	12/25/34		192	176,638

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $182,181,530)						177,404,859

SOVEREIGN BONDS 12.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500		10/11/22		3,000	3,062,962
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625		01/11/23		650	182,071
Sr. Unsec’d. Notes	5.625		01/26/22		3,470	971,576
Sr. Unsec’d. Notes	6.875		04/22/21		2,520	726,053
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	351	124,959
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	235	81,517
Sr. Unsec’d. Notes	8.280		12/31/33		232	81,128
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		5,028	5,084,557
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		5,600	5,597,839
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000		02/26/24		1,000	1,013,170
Sr. Unsec’d. Notes	4.375		07/12/21		500	507,815

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375%		03/24/21		200	$206,257
Sr. Unsec’d. Notes	6.625		07/14/20		9,300	9,361,321
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500		05/06/21		1,667	1,660,641
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		400	360,401
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		100	99,638
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	1,045	1,007,437
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	890	828,992
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	1,210	1,114,051
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500		11/01/20		4,715	4,743,284
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950		02/15/26		135	179,630
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		600	649,656
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375		02/11/27		1,420	1,097,730
Hellenic Republic Government Bond (Greece),
Bonds	3.500		01/30/23	EUR	2,915	3,359,108
Bonds	3.650	(cc)	02/24/23	EUR	7,809	9,016,392
Bonds	3.650	(cc)	02/24/24	EUR	2,282	2,671,136
Bonds	3.650	(cc)	02/24/26	EUR	652	783,816
Bonds	3.650	(cc)	02/24/27	EUR	452	548,271
Bonds	3.650	(cc)	02/24/28	EUR	170	208,114
Bonds	3.650	(cc)	02/24/29	EUR	509	624,207
Bonds	3.650	(cc)	02/24/30	EUR	125	154,373
Bonds	3.650	(cc)	02/24/31	EUR	150	186,143
Bonds	3.650	(cc)	02/24/32	EUR	125	157,065
Bonds	3.650	(cc)	02/24/33	EUR	1,961	2,477,480
Bonds	3.650	(cc)	02/24/34	EUR	294	381,711
Bonds	3.650	(cc)	02/24/35	EUR	308	398,955
Bonds	3.650	(cc)	02/24/36	EUR	25	32,876
Bonds	3.650	(cc)	02/24/37	EUR	95	124,326
Bonds	3.650	(cc)	02/24/38	EUR	1,125	1,476,568
Bonds	3.650	(cc)	02/24/40	EUR	132	174,266
Bonds	3.650	(cc)	02/24/41	EUR	71	94,178
Bonds	3.650	(cc)	02/24/42	EUR	189	255,515
Bonds	4.000		01/30/37	EUR	250	341,422
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	3,000	3,507,249

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	470	$657,315
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,638,613
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,968,268
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,449,377
Sr. Unsec’d. Notes	6.375	03/29/21		2,108	2,191,057
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,468,850
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,075,199
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	755,738
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	474,934
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,101,551
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,306,250
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	885,447
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	879,420
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		300	218,397
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		800	605,604
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	1,012,225
Gov’t. Gtd. Notes	2.500	06/01/22		600	621,822
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,064,377
Gov’t. Gtd. Notes	3.375	10/31/23		800	869,298
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	649,589
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	824,897
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		200	202,519
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	207,121
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	431,777
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	428,461
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		1,000	1,004,096
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,456,873
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	414,242
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	3,066,207
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		900	932,819

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125%		03/09/21		600	$623,467
Sr. Unsec’d. Notes	6.625		02/01/22		10,360	11,278,442
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125		10/15/24		20,875	23,705,689
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200		07/26/22		250	258,038
Sr. Unsec’d. Notes	3.300		03/15/28		1,800	2,073,646
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500		01/15/26		1,800	2,341,276
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050		11/30/20		1,000	1,007,913
Sr. Unsec’d. Notes	2.125		05/04/22		325	334,740
Sr. Unsec’d. Notes, Series GX	2.600		04/16/24		700	750,224
Province of Nova Scotia (Canada),
Debentures	8.250		07/30/22		1,011	1,173,506
Debentures	8.750		04/01/22		1,800	2,062,526
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400		10/17/23		550	600,890
Province of Quebec (Canada),
Debentures, Series NJ	7.500		07/15/23		384	465,153
Debentures, Series NN	7.125		02/09/24		2,465	3,028,147
Sr. Unsec’d. Notes	2.750		04/12/27		195	216,612
Unsec’d. Notes, MTN	7.485	(cc)	03/02/26		1,040	1,393,788
Province of Saskatchewan (Canada), Debentures	8.500		07/15/22		810	947,334
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		200	54,241
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		1,750	474,757
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817		03/14/49		205	245,901
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375		10/17/24		4,700	4,599,941
Sr. Unsec’d. Notes	6.875		09/27/23		7,220	8,174,012
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	702	786,987
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	2,905	4,481,938
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		1,205	1,377,930
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000		03/23/22		500	534,223

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375%	08/22/23		3,000	$3,119,847
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	6,808,327
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	400,743
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	6,068,563
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	7.250	09/28/21		13,050	13,669,625
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		9,500	10,015,305
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		3,014	3,396,027
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,563,388
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	5.750	01/18/22		1,000	629,992
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,428,108
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,035,302
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	207,060
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,127,783
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	428,853
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		230	231,443
Sr. Unsec’d. Notes	6.250	09/26/22		1,230	1,232,972
Sr. Unsec’d. Notes	7.000	06/05/20		500	500,968
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		175	170,106
Sr. Unsec’d. Notes	7.750	09/01/21		195	188,029
Sr. Unsec’d. Notes	7.750	09/01/22		950	908,294
Sr. Unsec’d. Notes	8.994	02/01/24		200	195,477
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	1,655,698
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		895	869,971
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		550	530,337
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	865,270
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	390,954
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	589,397
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903	06/24/20		3,117	3,110,654

TOTAL SOVEREIGN BONDS (cost $240,696,023)					236,908,013

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.7%
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31	600	$942,600
Federal National Mortgage Assoc.(k)	1.875		09/24/26	1,500	1,596,242
Federal National Mortgage Assoc.	2.000		10/05/22	690	717,995
Federal National Mortgage Assoc.(k)	6.625		11/15/30	605	934,751
Federal National Mortgage Assoc.(k)	7.125		01/15/30	580	896,583
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.180	(s)	11/15/25	800	760,365
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.246	(s)	05/15/26	800	754,682
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.790	(s)	03/15/22	530	523,235
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.165	(s)	08/15/25	1,000	953,901
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.281	(s)	02/15/26	1,500	1,442,555
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.369	(s)	11/15/26	1,500	1,403,369
New Valley Generation V, Pass-Through Certificates	4.929		01/15/21	145	148,307
Resolution Funding Corp., Strips Interest, Bonds	2.922	(s)	01/15/28	1,000	899,697
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235		07/15/45	1,000	1,010,866
Tennessee Valley Authority Generic Strip, Bonds	2.035	(s)	12/15/21	14	13,754
United States International Development Finance Corp., Gov’t. Gtd. Notes	2.520		09/15/22	589	601,042

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,282,119)					13,599,944

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Bonds(h)(k)	3.000		05/15/45	2,083	2,848,177
U.S. Treasury Bonds	3.125		02/15/43	2,090	2,867,872
U.S. Treasury Bonds	3.625		08/15/43	855	1,264,732
U.S. Treasury Notes	0.125		04/30/22	135	134,815
U.S. Treasury Notes	0.375		04/30/25	1,775	1,776,525
U.S. Treasury Notes	0.500		03/31/25	5,230	5,265,139
U.S. Treasury Notes	0.625		03/31/27	8,235	8,287,755
U.S. Treasury Notes	1.125		02/28/22	1,470	1,494,691
U.S. Treasury Notes	1.250		08/31/24	25,395	26,390,960
U.S. Treasury Notes(k)	1.375		10/15/22	340	349,536
U.S. Treasury Notes	1.500		01/15/23	1,345	1,390,604
U.S. Treasury Notes	1.500		02/28/23	15,355	15,898,423
U.S. Treasury Notes	1.500		02/15/30	4,965	5,368,406
U.S. Treasury Notes	1.625		11/15/22	1,410	1,459,460
U.S. Treasury Notes	1.750		05/15/23	1,960	2,048,047
U.S. Treasury Notes	1.875		01/31/22	4,310	4,435,091
U.S. Treasury Notes	2.000		02/15/25	410	441,711
U.S. Treasury Notes(k)	2.125		09/30/21	38,700	39,756,692
U.S. Treasury Notes(k)	2.125		05/15/25	2,335	2,537,306
U.S. Treasury Notes	2.250		11/15/24	3,590	3,895,711
U.S. Treasury Notes	2.375		08/15/24	76,615	83,235,015
U.S. Treasury Notes(k)	2.500		05/15/24	38,565	41,924,373
U.S. Treasury Notes	2.625		03/31/25	625	693,652

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(k)	2.750%		02/15/28	4,800	$5,597,250
U.S. Treasury Notes	2.875		11/15/21	2,000	2,082,344
U.S. Treasury Notes	2.875		08/15/28	5,000	5,921,094
U.S. Treasury Notes	3.000		09/30/25	2,000	2,275,781
U.S. Treasury Notes	3.125		11/15/28	5,000	6,047,656
U.S. Treasury Strips Coupon	1.467	(s)	11/15/41	50	37,350
U.S. Treasury Strips Coupon	2.027	(s)	05/15/39	2,515	1,996,969
U.S. Treasury Strips Coupon	2.056	(s)	11/15/38	2,240	1,795,238
U.S. Treasury Strips Coupon	2.058	(s)	02/15/39	2,275	1,815,468
U.S. Treasury Strips Coupon(h)	2.354	(s)	02/15/43	10,905	7,918,904
U.S. Treasury Strips Coupon	2.374	(s)	05/15/43	5,000	3,607,813
U.S. Treasury Strips Coupon	2.394	(s)	11/15/43	4,092	2,925,620
U.S. Treasury Strips Coupon	2.420	(s)	08/15/40	1,500	1,153,887
U.S. Treasury Strips Coupon	2.763	(s)	08/15/29	100	93,055
U.S. Treasury Strips Coupon	2.857	(s)	05/15/31	100	90,918
U.S. Treasury Strips Coupon	3.019	(s)	11/15/35	140	118,710

TOTAL U.S. TREASURY OBLIGATIONS (cost $282,322,589)					297,242,750

				Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)				1,338	4,323

PREFERRED STOCK 0.0%

Capital Markets
State Street Corp. 5.350% (cost $125,000)				5,000	135,400

TOTAL LONG-TERM INVESTMENTS (cost $1,866,958,049)					1,849,043,601

SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MUTUAL FUNDS 5.7%
PGIM Core Ultra Short Bond Fund(w)				68,974,468	68,974,468

See Notes to Financial Statements.

52

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $41,378,008; includes $41,348,676 of cash collateral for securities on loan)(b)(w)	41,409,865	$41,401,583

TOTAL AFFILIATED MUTUAL FUNDS (cost $110,352,476)		110,376,051

OPTIONS PURCHASED*~ 0.0% (cost $11,292)		461,753

TOTAL SHORT-TERM INVESTMENTS (cost $110,363,768)		110,837,804

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $1,977,321,817)		1,959,881,405

OPTION WRITTEN*~ (0.0)% (premiums received $29,000)		(431,301)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.3% (cost $1,977,292,817)		1,959,450,104
Liabilities in excess of other assets(z) (1.3)%		(24,207,753)

NET ASSETS 100.0%		$1,935,242,351

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $52,637,750 and 2.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,852,866; cash collateral of $41,348,676 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.

See Notes to Financial Statements.

54

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,662,750. The aggregate value of $1,643,669 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (p) Interest rate not available as of April 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,977	$34,266
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	4,806	77,819
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	9,540	156,836
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	9,680	164,126
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,922	28,706

Total Options Purchased (cost $11,292)							$461,753

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	10,000	$(431,301)

(premiums received $29,000)

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
91	2 Year U.S. Treasury Notes	Jun. 2020	$20,059,102	$80,123
13	10 Year Euro-Bund	Jun. 2020	2,484,938	57,609

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Futures contracts outstanding at April 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
451	10 Year U.S. Ultra Treasury Notes	Jun. 2020	$70,821,094	$4,625,199
490	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	110,142,812	6,577,846

				11,340,777

Short Positions:
32	5 Year Euro-Bobl	Jun. 2020	4,767,386	(5,956)
1,468	5 Year U.S. Treasury Notes	Jun. 2020	184,211,069	(372,536)
2,971	10 Year U.S. Treasury Notes	Jun. 2020	413,154,687	(3,433,076)
467	20 Year U.S. Treasury Bonds	Jun. 2020	84,541,594	(1,342,425)
35	Euro Schatz Index	Jun. 2020	4,307,047	5,016

				(5,148,977)

				$6,191,800

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	8,445	$1,515,160	$1,552,510	$37,350	$—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	11,019	1,946,416	2,025,526	79,110	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	2,264	400,000	416,141	16,141	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	11,358	2,011,858	2,087,896	76,038	—
British Pound,
Expiring 07/17/20	Barclays Bank PLC	GBP	216	270,000	272,583	2,583	—
Expiring 07/17/20	Barclays Bank PLC	GBP	171	215,000	214,855	—	(145)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	278	347,000	350,260	3,260	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	248	309,000	312,880	3,880	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	731	522,000	525,585	3,585	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	1,045	744,000	750,691	6,691	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	560	400,000	402,143	2,143	—
Expiring 07/20/20	The Toronto-Dominion Bank	CAD	1,294	923,000	930,150	7,150	—

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/17/20	Barclays Bank PLC	CLP	169,946	$199,000	$203,810	$4,810	$—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	3,419	482,000	482,892	892	—
Expiring 05/11/20	Barclays Bank PLC	CNH	2,671	378,000	377,221	—	(779)
Expiring 05/11/20	Citibank, N.A.	CNH	12,371	1,765,835	1,747,256	—	(18,579)
Expiring 05/11/20	Citibank, N.A.	CNH	5,000	706,000	706,268	268	—
Expiring 05/11/20	Citibank, N.A.	CNH	4,924	695,000	695,551	551	—
Expiring 05/11/20	Citibank, N.A.	CNH	4,603	648,000	650,095	2,095	—
Expiring 05/11/20	Citibank, N.A.	CNH	2,806	396,000	396,298	298	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	7,927	1,139,000	1,119,568	—	(19,432)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	6,187	871,000	873,855	2,855	—
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	5,001	707,000	706,302	—	(698)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	5,978	845,000	844,416	—	(584)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	3,144	446,000	444,123	—	(1,877)
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	1,642,271	1,602,043	—	(40,228)
Colombian Peso,
Expiring 06/17/20	Citibank, N.A.	COP	1,179,866	294,000	296,740	2,740	—
Expiring 06/17/20	Goldman Sachs International	COP	535,405	130,000	134,656	4,656	—
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	708	779,000	777,554	—	(1,446)
Expiring 07/17/20	Barclays Bank PLC	EUR	646	709,000	709,465	465	—
Expiring 07/17/20	BNP Paribas S.A.	EUR	554	606,000	607,798	1,798	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	973	1,058,000	1,068,208	10,208	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	487	534,000	534,277	277	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	145,952	453,000	453,259	259	—
Expiring 07/17/20	Barclays Bank PLC	HUF	72,131	218,000	224,006	6,006	—
Expiring 07/17/20	Citibank, N.A.	HUF	203,446	631,000	631,808	808	—
Expiring 07/17/20	Goldman Sachs International	HUF	96,099	298,500	298,439	—	(61)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	300,454	905,800	933,069	27,269	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	78,715	243,000	244,452	1,452	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	109,058	338,000	338,684	684	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	31,893	$99,500	$99,044	$—	$(456)
Indian Rupee,
Expiring 06/17/20	Citibank, N.A.	INR	30,427	392,000	400,753	8,753	—
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	62,751	807,000	826,493	19,493	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	75,313	983,000	991,947	8,947	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	63,187	814,000	832,230	18,230	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	59,303	760,000	781,072	21,072	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	54,212	703,000	714,022	11,022	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	53,933	701,000	710,343	9,343	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	51,095	660,000	672,964	12,964	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	50,247	645,000	661,798	16,798	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	47,338	606,000	623,482	17,482	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	81,367	1,115,448	1,071,687	—	(43,761)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	16,203,526	1,127,288	1,059,287	—	(68,001)
Expiring 06/17/20	BNP Paribas S.A.	IDR	8,506,891	598,193	556,128	—	(42,065)
Expiring 06/17/20	Credit Suisse International	IDR	40,650,951	2,818,090	2,657,509	—	(160,581)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	15,925,966	1,021,000	1,041,142	20,142	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	8,047,894	545,066	526,122	—	(18,944)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	6,267,096	396,000	409,704	13,704	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	6,660,683	421,000	435,435	14,435	—
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	4,714	1,316,000	1,354,115	38,115	—
Expiring 06/17/20	Barclays Bank PLC	ILS	2,941	811,000	844,784	33,784	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,866	530,000	536,180	6,180	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,207	339,470	346,727	7,257	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,008	280,000	289,613	9,613	—
Expiring 06/17/20	Barclays Bank PLC	ILS	944	265,500	271,053	5,553	—
Expiring 06/17/20	BNP Paribas S.A.	ILS	1,880	536,372	540,087	3,715	—
Expiring 06/17/20	Citibank, N.A.	ILS	1,306	373,000	375,136	2,136	—

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	Citibank, N.A.	ILS	1,154	$329,000	$331,487	$2,487	$—
Expiring 06/17/20	Citibank, N.A.	ILS	927	265,000	266,333	1,333	—
Expiring 06/17/20	Citibank, N.A.	ILS	918	259,000	263,785	4,785	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	2,738	786,000	786,589	589	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	65,973	619,379	614,877	—	(4,502)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	JPY	39,722	365,900	370,590	4,690	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	34,542	322,000	322,273	273	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	164,968	1,538,951	1,539,150	199	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	48,871	455,000	455,970	970	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	38,897	358,000	362,913	4,913	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	285,246	2,662,836	2,661,347	—	(1,489)
Kazakhstani Tenge,
Expiring 05/28/20	Morgan Stanley & Co. International PLC	KZT	52,588	135,396	122,479	—	(12,917)
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	11,403	474,000	469,476	—	(4,524)
Expiring 06/17/20	Citibank, N.A.	MXN	38,254	1,827,391	1,574,998	—	(252,393)
Expiring 06/17/20	Goldman Sachs International	MXN	13,257	555,950	545,835	—	(10,115)
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	29,764	998,000	1,009,483	11,483	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	721	205,517	212,847	7,330	—
Expiring 06/17/20	Citibank, N.A.	PEN	2,246	669,000	663,308	—	(5,692)
Expiring 06/17/20	Citibank, N.A.	PEN	1,542	449,000	455,326	6,326	—
Expiring 06/17/20	Citibank, N.A.	PEN	1,296	383,000	382,830	—	(170)
Expiring 06/17/20	Goldman Sachs International	PEN	1,961	555,140	579,342	24,202	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	1,423	417,000	420,392	3,392	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	1,232	359,000	363,771	4,771	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	1,907	561,000	563,154	2,154	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	1,355	394,000	400,342	6,342	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	37,514	$736,000	$741,268	$5,268	$—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	47,247	919,000	933,596	14,596	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	38,810	735,000	766,884	31,884	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	34,556	679,000	682,820	3,820	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	29,336	560,000	579,682	19,682	—
Polish Zloty,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	1,562	376,000	376,378	378	—
Expiring 07/17/20	UBS AG	PLN	4,798	1,148,243	1,156,225	7,982	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	98,593	1,478,714	1,314,291	—	(164,423)
Expiring 06/17/20	Barclays Bank PLC	RUB	20,340	270,000	271,139	1,139	—
Expiring 06/17/20	Barclays Bank PLC	RUB	19,379	250,000	258,332	8,332	—
Expiring 06/17/20	Barclays Bank PLC	RUB	10,034	136,000	133,763	—	(2,237)
Expiring 06/17/20	Citibank, N.A.	RUB	85,783	1,187,274	1,143,524	—	(43,750)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	50,112	633,800	668,008	34,208	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	693	485,000	491,620	6,620	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	1,067	754,000	757,074	3,074	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	980	690,000	694,781	4,781	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	860	605,000	610,025	5,025	—
Expiring 06/17/20	Credit Suisse International	SGD	1,963	1,388,000	1,392,055	4,055	—
Expiring 06/17/20	Credit Suisse International	SGD	1,271	894,000	901,342	7,342	—
Expiring 06/17/20	Credit Suisse International	SGD	1,220	852,000	865,161	13,161	—
Expiring 06/17/20	Credit Suisse International	SGD	1,140	800,000	808,897	8,897	—
Expiring 06/17/20	Credit Suisse International	SGD	1,096	776,000	777,541	1,541	—
Expiring 06/17/20	Goldman Sachs International	SGD	1,115	785,000	790,573	5,573	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	1,123	810,960	796,855	—	(14,105)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	546	387,000	387,517	517	—

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 06/17/20	Citibank, N.A.	ZAR	3,449	$196,000	$185,148	$—	$(10,852)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	5,061	290,000	271,710	—	(18,290)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	4,155	219,811	223,085	3,274	—
Expiring 06/17/20	UBS AG	ZAR	4,131	224,000	221,772	—	(2,228)
South Korean Won,
Expiring 06/17/20	Barclays Bank PLC	KRW	416,574	343,000	343,171	171	—
Expiring 06/17/20	Barclays Bank PLC	KRW	316,202	261,000	260,485	—	(515)
Expiring 06/17/20	Barclays Bank PLC	KRW	284,397	235,000	234,285	—	(715)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	329,806	273,000	271,692	—	(1,308)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	431,417	355,263	355,399	136	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	360,371	298,000	296,872	—	(1,128)
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	7,963	806,000	816,824	10,824	—
Expiring 07/15/20	Credit Suisse International	SEK	5,417	555,000	555,648	648	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	4,281	433,000	439,138	6,138	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	2,318	232,000	237,829	5,829	—
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	814	843,000	844,927	1,927	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	501	520,000	520,297	297	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	2,510	2,576,483	2,606,461	29,978	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	11,358	349,000	351,059	2,059	—
Expiring 06/17/20	Credit Suisse International	THB	22,880	699,000	707,174	8,174	—
Expiring 06/17/20	Credit Suisse International	THB	16,102	491,000	497,667	6,667	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	34,249	1,049,000	1,058,566	9,566	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	17,105	525,000	528,665	3,665	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	15,806	483,000	488,544	5,544	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	12,674	390,000	391,734	1,734	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	12,048	368,000	372,389	4,389	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	11,161	341,000	344,961	3,961	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	14,706	$450,000	$454,518	$4,518	$—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	3,730	537,000	527,164	—	(9,836)
Expiring 06/17/20	Barclays Bank PLC	TRY	2,624	375,000	370,890	—	(4,110)
Expiring 06/17/20	Barclays Bank PLC	TRY	1,680	241,000	237,452	—	(3,548)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	948	133,000	133,934	934	—
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	6,773	270,038	248,192	—	(21,846)
Expiring 05/26/20	Citibank, N.A.	UAH	3,768	149,808	138,073	—	(11,735)
Expiring 05/27/20	Citibank, N.A.	UAH	6,161	245,406	225,685	—	(19,721)

				$97,422,027	$97,371,848	989,607	(1,039,786)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	13,342	$8,537,955	$8,695,741	$—	$(157,786)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	868	568,000	565,437	2,563	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	417	265,000	271,471	—	(6,471)
Brazilian Real,
Expiring 05/05/20	BNP Paribas S.A.	BRL	18,399	3,605,239	3,382,161	223,078	—
Expiring 05/05/20	Goldman Sachs International	BRL	5,287	1,035,233	971,805	63,428	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	2,952	555,588	542,703	12,885	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	2,638	482,950	484,988	—	(2,038)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	2,606	482,950	479,035	3,915	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,204	227,000	221,382	5,618	—
Expiring 06/02/20	Goldman Sachs International	BRL	8,445	1,511,472	1,548,740	—	(37,268)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	11,019	1,942,093	2,020,607	—	(78,514)

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	11,358	$2,007,378	$2,082,825	$—	$(75,447)
British Pound,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	12,949	16,022,860	16,314,943	—	(292,083)
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	1,067	769,000	766,477	2,523	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	8,051	5,797,873	5,784,933	12,940	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	823	583,624	591,385	—	(7,761)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	588,403	691,000	705,650	—	(14,650)
Expiring 06/17/20	Citibank, N.A.	CLP	186,490	216,675	223,651	—	(6,976)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	1,356,856	1,624,880	1,627,229	—	(2,349)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	661,010	772,750	792,726	—	(19,976)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	659,888	773,200	791,380	—	(18,180)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	455,132	548,385	545,824	2,561	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	1,919,782	2,296,116	2,302,327	—	(6,211)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	460,934	545,000	552,781	—	(7,781)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	300,618	355,263	360,521	—	(5,258)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	391,435	468,000	469,434	—	(1,434)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	347,180	409,000	416,360	—	(7,360)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	251,434	295,000	301,536	—	(6,536)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	201,783	235,000	241,991	—	(6,991)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	750,200	889,917	899,688	—	(9,771)
Expiring 06/17/20	UBS AG	CLP	255,910	297,000	306,904	—	(9,904)
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	3,924	552,000	554,254	—	(2,254)
Expiring 05/11/20	Citibank, N.A.	CNH	6,662	937,000	940,952	—	(3,952)
Expiring 05/11/20	Credit Suisse International	CNH	7,231	1,018,000	1,021,395	—	(3,395)
Expiring 05/11/20	Credit Suisse International	CNH	5,022	706,000	709,341	—	(3,341)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	9,876	$1,407,000	$1,394,924	$12,076	$—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	8,525	1,200,000	1,204,029	—	(4,029)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	5,385	768,800	760,537	8,263	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	4,684	670,050	661,561	8,489	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	4,080	581,000	576,241	4,759	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	3,956	554,900	558,780	—	(3,880)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	1,644,935	1,602,043	42,892	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	2,113,931	556,371	531,660	24,711	—
Expiring 06/17/20	BNP Paribas S.A.	COP	730,921	182,000	183,829	—	(1,829)
Expiring 06/17/20	Citibank, N.A.	COP	1,296,506	330,000	326,075	3,925	—
Expiring 06/17/20	Citibank, N.A.	COP	1,076,502	266,000	270,743	—	(4,743)
Expiring 06/17/20	Citibank, N.A.	COP	586,608	169,805	147,534	22,271	—
Expiring 06/17/20	Goldman Sachs International	COP	2,365,604	581,920	594,956	—	(13,036)
Expiring 06/17/20	Goldman Sachs International	COP	2,229,908	575,000	560,828	14,172	—
Expiring 06/17/20	Goldman Sachs International	COP	2,076,148	598,193	522,157	76,036	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	769,205	220,171	193,457	26,714	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	2,314,183	593,000	582,023	10,977	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	1,404,302	351,000	353,186	—	(2,186)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	744,458	209,000	187,233	21,767	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	651,159	162,000	163,768	—	(1,768)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	636,243	157,000	160,017	—	(3,017)
Expiring 06/17/20	UBS AG	COP	646,756	159,000	162,661	—	(3,661)
Expiring 06/17/20	UBS AG	COP	539,348	137,000	135,648	1,352	—
Czech Koruna,
Expiring 07/17/20	Goldman Sachs International	CZK	5,985	236,000	242,234	—	(6,234)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	9,476	378,000	383,525	—	(5,525)
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	13,629	14,775,099	14,959,811	—	(184,712)
Expiring 07/17/20	Barclays Bank PLC	EUR	9,049	9,902,021	9,932,695	—	(30,674)

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/17/20	BNP Paribas S.A.	EUR	761	$829,000	$835,418	$—	$(6,418)
Expiring 07/17/20	Citibank, N.A.	EUR	8,822	9,622,069	9,683,646	—	(61,577)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	8,822	9,621,758	9,683,644	—	(61,886)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	1,070	1,159,000	1,174,356	—	(15,356)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	732	798,000	803,290	—	(5,290)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	332	360,000	364,172	—	(4,172)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	585	635,000	642,472	—	(7,472)
Expiring 12/02/20	Citibank, N.A.	EUR	19,827	22,480,726	21,834,103	646,623	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	150,767	459,000	468,211	—	(9,211)
Expiring 07/17/20	Barclays Bank PLC	HUF	125,772	379,000	390,590	—	(11,590)
Expiring 07/17/20	Barclays Bank PLC	HUF	106,400	323,000	330,430	—	(7,430)
Expiring 07/17/20	Barclays Bank PLC	HUF	61,924	189,000	192,307	—	(3,307)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	121,924	369,000	378,639	—	(9,639)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	133,310	404,000	413,998	—	(9,998)
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	51,815	665,973	682,458	—	(16,485)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	44,999	576,100	592,682	—	(16,582)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	11,665,458	729,000	762,616	—	(33,616)
Expiring 06/17/20	Barclays Bank PLC	IDR	4,198,376	292,000	274,464	17,536	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	8,402,190	505,000	549,284	—	(44,284)
Expiring 06/17/20	BNP Paribas S.A.	IDR	7,126,079	414,000	465,859	—	(51,859)
Expiring 06/17/20	BNP Paribas S.A.	IDR	6,171,113	377,000	403,429	—	(26,429)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	6,274,744	392,000	410,204	—	(18,204)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	3,926,096	236,000	256,664	—	(20,664)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	3,285,360	208,000	214,777	—	(6,777)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	3,475	907,000	998,328	—	(91,328)
Expiring 06/17/20	Citibank, N.A.	ILS	3,918	1,040,000	1,125,599	—	(85,599)
Expiring 06/17/20	Citibank, N.A.	ILS	3,595	1,038,000	1,032,730	5,270	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	Citibank, N.A.	ILS	1,653	$463,000	$474,939	$—	$(11,939)
Expiring 06/17/20	Citibank, N.A.	ILS	1,348	383,460	387,135	—	(3,675)
Expiring 06/17/20	Goldman Sachs International	ILS	4,794	1,359,540	1,377,255	—	(17,715)
Japanese Yen,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	100,058	921,669	933,538	—	(11,869)
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	8,848	377,000	364,304	12,696	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	11,644	484,650	479,400	5,250	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	27,847	1,312,230	1,146,511	165,719	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	16,745	713,800	689,439	24,361	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	9,463	384,100	389,609	—	(5,509)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	4,610	186,000	189,810	—	(3,810)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	11,956	585,000	492,251	92,749	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	7,020	288,900	289,042	—	(142)
Expiring 06/17/20	UBS AG	MXN	5,233	211,000	215,460	—	(4,460)
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	68,038	2,286,000	2,307,573	—	(21,573)
Expiring 06/17/20	Goldman Sachs International	TWD	31,941	1,075,000	1,083,322	—	(8,322)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	39,774	1,343,000	1,348,978	—	(5,978)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	39,571	1,331,000	1,342,071	—	(11,071)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	6,495	3,895,352	3,982,387	—	(87,035)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	612	370,000	375,009	—	(5,009)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	344	210,000	210,959	—	(959)
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	2,128	207,000	207,800	—	(800)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	10,878	1,036,720	1,062,204	—	(25,484)

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	4,983	$1,450,686	$1,471,981	$—	$(21,295)
Philippine Peso,
Expiring 06/17/20	Barclays Bank PLC	PHP	22,456	441,000	443,721	—	(2,721)
Expiring 06/17/20	Citibank, N.A.	PHP	26,163	515,000	516,967	—	(1,967)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	42,002	812,000	829,952	—	(17,952)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	19,509	384,000	385,497	—	(1,497)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	33,343	652,000	658,844	—	(6,844)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	25,924	508,000	512,255	—	(4,255)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	1,973	471,000	475,322	—	(4,322)
Expiring 07/17/20	Barclays Bank PLC	PLN	1,287	307,000	310,056	—	(3,056)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	1,210	288,000	291,673	—	(3,673)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	1,908	458,000	459,763	—	(1,763)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	1,801	429,000	434,078	—	(5,078)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	1,387	333,000	334,121	—	(1,121)
Expiring 07/17/20	UBS AG	PLN	1,443	345,000	347,645	—	(2,645)
Expiring 07/17/20	UBS AG	PLN	1,220	292,000	294,024	—	(2,024)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	30,003	393,750	399,950	—	(6,200)
Expiring 06/17/20	Barclays Bank PLC	RUB	20,022	264,825	266,902	—	(2,077)
Expiring 06/17/20	Barclays Bank PLC	RUB	15,780	195,000	210,349	—	(15,349)
Expiring 06/17/20	Barclays Bank PLC	RUB	15,266	189,000	203,496	—	(14,496)
Expiring 06/17/20	Barclays Bank PLC	RUB	12,817	172,000	170,851	1,149	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	24,427	333,432	325,616	7,816	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	870	607,000	616,760	—	(9,760)
Expiring 06/17/20	Citibank, N.A.	SGD	1,985	1,390,000	1,407,622	—	(17,622)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	627	433,000	444,722	—	(11,722)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	565	402,300	400,463	1,837	—
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	10,260	559,000	550,799	8,201	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	4,026	212,000	216,154	—	(4,154)
Expiring 06/17/20	Barclays Bank PLC	ZAR	6,293	341,000	337,828	3,172	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	3,189	167,000	171,201	—	(4,201)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	ZAR	2,729	$142,000	$146,502	$—	$(4,502)
Expiring 06/17/20	Barclays Bank PLC	ZAR	2,515	132,000	135,030	—	(3,030)
Expiring 06/17/20	Citibank, N.A.	ZAR	5,834	319,000	313,185	5,815	—
Expiring 06/17/20	Citibank, N.A.	ZAR	3,636	201,000	195,190	5,810	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	3,163	203,439	169,824	33,615	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	29,058	1,808,584	1,559,940	248,644	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	18,458	965,900	990,882	—	(24,982)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	8,546	464,000	458,783	5,217	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	2,715	143,000	145,737	—	(2,737)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	9,199	596,758	493,843	102,915	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	2,452	130,000	131,623	—	(1,623)
South Korean Won,
Expiring 06/17/20	Credit Suisse International	KRW	4,539,751	3,840,769	3,739,825	100,944	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	740,219	602,000	609,789	—	(7,789)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	698,539	568,000	575,454	—	(7,454)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	729,978	616,483	601,352	15,131	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	788,613	638,000	649,655	—	(11,655)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	731,827	616,483	602,876	13,607	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	719,651	607,967	592,845	15,122	—
Expiring 06/17/20	UBS AG	KRW	731,149	616,483	602,316	14,167	—
Swiss Franc,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	808	832,000	839,294	—	(7,294)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	472	487,000	489,929	—	(2,929)
Expiring 07/15/20	UBS AG	CHF	683	709,000	709,166	—	(166)
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	14,889	459,000	460,190	—	(1,190)
Expiring 06/17/20	Credit Suisse International	THB	39,392	1,248,000	1,217,529	30,471	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	44,693	1,406,000	1,381,362	24,638	—

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	26,647	$846,796	$823,590	$23,206	$—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	4,306	684,820	608,590	76,230	—
Expiring 06/17/20	Barclays Bank PLC	TRY	4,063	642,000	574,301	67,699	—
Expiring 06/17/20	Barclays Bank PLC	TRY	3,914	560,500	553,157	7,343	—
Expiring 06/17/20	Barclays Bank PLC	TRY	3,899	612,367	551,083	61,284	—
Expiring 06/17/20	Barclays Bank PLC	TRY	3,693	548,385	521,981	26,404	—
Expiring 06/17/20	Barclays Bank PLC	TRY	2,527	354,000	357,130	—	(3,130)
Expiring 06/17/20	Citibank, N.A.	TRY	2,757	437,736	389,716	48,020	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	3,911	600,743	552,756	47,987	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	3,363	514,000	475,275	38,725	—

				$207,321,919	$206,862,410	2,613,288	(2,153,779)

						$3,602,895	$(3,193,565)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	1,150	CZK	31,174	$761	$—	Citibank, N.A.

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federation of Malaysia	12/20/23	1.000%(Q)	1,500	0.736%	$16,030	$(1,081)	$17,111	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.279%	137,119	(3,604)	140,723	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	1,500	265.212%	(1,141,844)	(1,081)	(1,140,763)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**(cont’d.):
Republic of Brazil	12/20/23	1.000	%(Q)	7,500	2.681%	$(429,023)	$(5,407)	$(423,616)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000	%(Q)	1,500	0.784%	13,451	(1,081)	14,532	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000	%(Q)	2,000	1.989%	(67,370)	(1,442)	(65,928)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000	%(Q)	2,000	1.539%	(35,829)	(1,442)	(34,387)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000	%(Q)	1,500	1.184%	(8,148)	(1,081)	(7,067)	Barclays Bank PLC
Republic of Peru	12/20/23	1.000	%(Q)	1,500	0.780%	13,682	(1,081)	14,763	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000	%(Q)	1,500	0.566%	25,294	(1,081)	26,375	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000	%(Q)	4,500	3.870%	(429,369)	(3,244)	(426,125)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000	%(Q)	7,500	5.824%	(1,146,478)	(5,407)	(1,141,071)	Barclays Bank PLC
Russian Federation	12/20/23	1.000	%(Q)	4,500	1.332%	(48,059)	(3,244)	(44,815)	Barclays Bank PLC
United Mexican States	12/20/23	1.000	%(Q)	6,500	2.146%	(253,839)	(4,686)	(249,153)	Barclays Bank PLC

						$(3,354,383)	$(34,962)	$(3,319,421)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	48,500	$3,214,566	$(8,191)	$3,222,757	Barclays Bank PLC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

70

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450	%(M)	14,159	*	$(282,478)	$—	$(282,478)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Hellenic Republic	06/20/20	1.000	%(Q)	3,000	$(2,536)	$622	$(3,158)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000	%(Q)	1,500	(18,553)	(23,943)	5,390	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000	%(Q)	1,105	812,275	295,633	516,642	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/22	5.000	%(Q)	800	593,346	356,439	236,907	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	450	13,077	1,814	11,263	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	440	12,787	4,398	8,389	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	150	4,359	1,666	2,693	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	150	4,359	1,541	2,818	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	150	4,359	562	3,797	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	75	2,179	302	1,877	Citibank, N.A.
United Mexican States	12/20/24	1.000	%(Q)	285	17,445	2,231	15,214	Citibank, N.A.
United Mexican States	12/20/24	1.000	%(Q)	220	13,466	1,438	12,028	Citibank, N.A.

					$1,456,563	$642,703	$813,860

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
AT&T Inc.	06/20/20	1.000	%(Q)		5,000	0.903%	$6,518	$5,937	$581	BNP Paribas S.A.
Banco do Brasil	12/20/20	1.000	%(Q)		2,000	2.125%	(12,109)	—	(12,109)	Bank of America, N.A.
Barclays Bank PLC	06/20/20	1.000	%(Q)	EUR	1,900	0.351%	4,344	2,514	1,830	Citibank, N.A.
Boeing Co.	06/20/20	1.000	%(Q)		10,000	3.603%	(25,009)	11,863	(36,872)	BNP Paribas S.A.
Boeing Co.	12/20/21	1.000	%(Q)		6,900	4.030%	(319,509)	61,485	(380,994)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Bombardier, Inc.	06/20/20	5.000%(Q)	1,900	32.943%	$(61,241)	$7,961	$(69,202)	JPMorgan Chase Bank, N.A.
Brooklyn	06/20/21	—%(Q)	10,000	*	(25,824)	(6,037)	(19,787)	Citibank, N.A.
General Electric Co.	06/20/20	1.000%(Q)	3,425	1.233%	2,866	3,412	(546)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)	3,300	1.233%	2,761	3,093	(332)	Goldman Sachs International
Hellenic Republic	06/20/20	1.000%(Q)	4,000	1.228%	3,381	839	2,542	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	455	2.099%	(14,534)	(28,280)	13,746	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	350	2.325%	(17,622)	(45,990)	28,368	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	420	2.447%	(25,662)	(59,083)	33,421	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	330	2.605%	(26,603)	(48,818)	22,215	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	1.168%	(12,068)	53,372	(65,440)	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.893%	6,745	14,658	(7,913)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	9.283%	(81,034)	(13,326)	(67,708)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	9.283%	(78,874)	(15,272)	(63,602)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	9.283%	(27,012)	(5,357)	(21,655)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	9.283%	(27,012)	(5,263)	(21,749)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	9.283%	(27,012)	(4,411)	(22,601)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	9.283%	(14,046)	(2,310)	(11,736)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	8.941%	(80,100)	(25,251)	(54,849)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	8.941%	(61,832)	(19,265)	(42,567)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	1,105	250.258%	(823,923)	(454,586)	(369,337)	Morgan Stanley &Co. International PLC

See Notes to Financial Statements.

72

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Argentina	06/20/24	5.000%(Q)	800	250.258%	$(596,505)	$(409,410)	$(187,095)	Citibank, N.A.
Republic of Chile	06/20/20	1.000%(Q)	1,000	0.205%	2,291	1,248	1,043	Bank of America, N.A.
Republic of France	06/20/25	0.250%(Q)	3,000	0.435%	(27,399)	(16,798)	(10,601)	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)	595	1.956%	(19,080)	(31,128)	12,048	Morgan Stanley &Co. International PLC
Republic of Peru	06/20/20	1.000%(Q)	1,000	0.197%	2,303	1,176	1,127	Bank of America, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.528%	13,145	10,885	2,260	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)	1,730	3.753%	(164,219)	(18,197)	(146,022)	Citibank, N.A.
United Technologies Corporation	06/20/20	1.000%(Q)	10,000	0.056%	25,022	11,769	13,253	Bank of America, N.A.
Verizon Communications Inc.	06/20/20	1.000%(Q)	10,000	0.257%	22,170	11,629	10,541	Morgan Stanley &Co. International PLC

					$(2,476,683)	$(1,006,941)	$(1,469,742)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	72,990	$(412,647)	$609,707	$1,022,354

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	9,200	13.586%	$253,000	$(423,130)	$(676,130)
CDX.NA.HY.33.V3	12/20/24	5.000%(Q)	180,394	6.534%	(12,855,199)	(9,300,387)	3,554,812

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2)(cont’d.):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		2,970	6.251%	$(236,115)	$(135,190)	$100,925
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	120,000	0.806%	1,006,222	1,451,015	444,793

						$(11,832,092)	$(8,407,692)	$3,424,400

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(4,986)	$21,524	$(26,510)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	12,800	*	$(7,592)	$(4,759)	$(2,833)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	(29,911)	(9,015)	(20,896)	Morgan Stanley &Co. International PLC

					$(37,503)	$(13,774)	$(23,729)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

74

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2020:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$(26,392)	$—	$(26,392)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(26,102)	—	(26,102)

							$(52,494)	$—	$(52,494)

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD 9,300	02/13/30	1.210	%(S)	6 Month BBSW(2)(S)	$(43)	$177,468	$177,511

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	31,882	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$—	$(81,595)	$(81,595)
BRL	8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	41,032	41,032
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	49,485	49,485
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(5,321)	(5,321)
CNH	19,130	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	68	129,796	129,728
CNH	56,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	379,572	379,572
CNH	25,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	182,977	183,000
CNH	24,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	167,061	167,076
COP	6,079,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	57,370	57,370
COP	10,560,315	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	106,994	106,994
COP	4,295,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	34,627	34,627
COP	3,005,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	24,808	24,808
COP	6,526,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	53,263	53,263
EUR	15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(31,161)	(19,899)	11,262
EUR	4,260	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(7,257)	(16,505)	(9,248)
EUR	400	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,237)	(3,598)	(2,361)
EUR	13,165	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(73,999)	(256,984)	(182,985)
EUR	14,965	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(220,916)	(484,768)	(263,852)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(7,972)	(6,855)
GBP	1,530	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(11,147)	(17,971)	(6,824)
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	(32,978)	(9,996)
GBP	940	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(21,513)	(63,323)	(41,810)
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(65,409)	(65,409)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(220,829)	(63,228)
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(89,172)	(61,275)
HUF	153,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	5,016	5,016
HUF	2,400,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	84,529	84,529

See Notes to Financial Statements.

76

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	679,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	$—	$62,689	$62,689
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,925)	(2,925)
NZD	3,300	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	147,982	147,982
	50,480	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(19,939)	(19,939)
	28,015	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(117,269)	(117,269)
	70,057	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	1,574,723	1,574,723
	76,000	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(235,334)	(235,334)
	35,860	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(10,631)	541,753	552,384
	84,165	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	56,251	1,384,516	1,328,265
	39,535	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	185,001	684,312	499,311
	19,512	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	375,708	375,708
	51,625	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(282,760)	(282,760)
	8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(442,668)	(442,668)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(765,507)	(767,743)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(712,918)	(712,918)
	305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	(19,122)	(19,126)
	29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(2,168,522)	(2,168,522)
	4,800	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(477,448)	(477,448)
	305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	(52,164)	(52,164)
	5,272	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	97,944	83,395	(14,549)
	1,210	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	5,973	5,973
	3,440	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(389,983)	(389,983)
	11,377	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(127,128)	(1,864,901)	(1,737,773)
	205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	(41,615)	(41,615)
	480	03/13/50	0.530%(A)	1 Day USOIS(1)(A)	—	6,270	6,270
ZAR	43,200	02/11/30	7.481%(Q)	3M JIBAR(2)(Q)	(2,017)	(60,302)	(58,285)
ZAR	59,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(18,788)	(77,280)	(58,492)
ZAR	31,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	919	(30,277)	(31,196)
ZAR	37,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(353)	(4,630)	(4,277)
ZAR	24,600	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(243)	2,974	3,217

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR 96,600	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	$—	$(11,710)	$(11,710)
ZAR 10,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(221)	53,105	53,326
ZAR 19,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(89)	57,595	57,684
ZAR 45,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(985)	264,366	265,351

				$(394,940)	$(2,404,239)	$(2,009,299)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2020:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR	(M)	Credit Suisse International	1/12/41	154	$627	$(385)	$1,012

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$890,011	$(1,290,037)	$4,397,266	$(5,534,011)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$34,247,468

See Notes to Financial Statements.

78

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$15,059,319	$—
Collateralized Loan Obligations	—	298,369,869	—
Consumer Loans	—	16,147,031	—
Credit Cards	—	2,253,701	—
Home Equity Loans	—	4,969,734	—
Other	—	5,381,271	—
Residential Mortgage-Backed Securities	—	19,179,758	—
Student Loans	—	34,878,988	—
Bank Loans	—	1,255,798	—
Certificate of Deposit	—	4,958,873	—
Commercial Mortgage-Backed Securities	—	229,968,250	—
Corporate Bonds	—	479,851,461	3,465,165
Municipal Bonds	—	8,009,094	—
Residential Mortgage-Backed Securities	—	127,942,204	49,462,655
Sovereign Bonds	—	236,908,013	—
U.S. Government Agency Obligations	—	13,599,944	—
U.S. Treasury Obligations	—	297,242,750	—
Common Stock	4,323	—	—
Preferred Stock	135,400	—	—
Affiliated Mutual Funds	110,376,051	—	—
Options Purchased	—	461,753	—

Total	$110,515,774	$1,796,437,811	$52,927,820

Liabilities
Option Written	$—	$(431,301)	$—

Other Financial Instruments*
Assets
Futures Contracts	$11,345,793	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,602,895	—
OTC Cross Currency Exchange Contracts	—	761	—
OTC Packaged Credit Default Swap Agreements	—	3,420,142	—
Centrally Cleared Credit Default Swap Agreements	—	5,122,884	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$1,569,198	$—
Centrally Cleared Interest Rate Swap Agreements	—	6,438,156	—
OTC Total Return Swap Agreement	—	627	—

Total	$11,345,793	$20,154,663	$—

Liabilities
Futures Contracts	$(5,153,993)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,193,565)	—
OTC Packaged Credit Default Swap Agreements	—	(3,559,959)	—
Centrally Cleared Credit Default Swap Agreement	—	(676,130)	—
OTC Credit Default Swap Agreements	—	(2,624,215)	(290,070)
OTC Currency Swap Agreements	—	(52,494)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,447,455)	—

Total	$(5,153,993)	$(18,553,818)	$(290,070)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Corporate Bonds	Residential Mortgage-Backed Securities	Options Written
Balance as of 10/31/19	$9,000,000	$3,784,387	$12,300,000	$—
Realized gain (loss)	—	10,309	—	11,384
Change in unrealized appreciation
(depreciation)	—	211,890	(270,604)	(11,604)
Purchases/Exchanges/Issuances	—	—	26,340,608	—
Sales/Paydowns	—	(553,088)	(2,005,634)	220
Accrued discount/premium	—	11,667	—	—
Transfers into Level 3	—	—	13,098,285	—
Transfers out of Level 3	(9,000,000)	—	—	—

Balance as of 04/30/20	$—	$3,465,165	$49,462,655	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$211,890	$(270,604)	$—

See Notes to Financial Statements.

80

OTC Credit Default Swap Agreements
Balance as of 10/31/19	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(290,070)
Purchases/Exchanges/Issuances	—
Sales/Paydowns	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/20	$(290,070)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end.	$(290,070)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2020	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$3,465,165	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	49,462,655	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	(290,070)	Market Approach	Single Broker Indicative Quote

	$52,637,750

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$9,000,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$13,098,285	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Collateralized Loan Obligations	15.4%
U.S. Treasury Obligations	15.4
Sovereign Bonds	12.2
Commercial Mortgage-Backed Securities	11.9
Residential Mortgage-Backed Securities	10.2
Banks	6.3
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	5.7
Pharmaceuticals	2.3
Electric	1.9%
Student Loans	1.8
Oil & Gas	1.7
Multi-National	1.1
Telecommunications	1.0
Diversified Financial Services	0.9
Auto Manufacturers	0.8
Consumer Loans	0.8
Media	0.8
Automobiles	0.8

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification (continued):

Foods	0.8%
U.S. Government Agency Obligations	0.7
Healthcare-Services	0.7
Chemicals	0.6
Retail	0.6
Computers	0.6
Pipelines	0.5
Home Builders	0.5
Semiconductors	0.5
Commercial Services	0.5
Municipal Bonds	0.4
Entertainment	0.4
Software	0.4
Aerospace & Defense	0.3
Other	0.3
Home Equity Loans	0.3
Certificate of Deposit	0.2
Building Materials	0.2
Auto Parts & Equipment	0.2
Real Estate Investment Trusts (REITs)	0.2
Healthcare-Products	0.1
Transportation	0.1
Credit Cards	0.1
Internet	0.1
Airlines	0.1
Agriculture	0.1
Gas	0.1
Food Service	0.1
Distribution/Wholesale	0.1%
Lodging	0.1
Packaging & Containers	0.1
Insurance	0.1
Holding Companies-Diversified	0.1
Leisure Time	0.1
Machinery-Construction & Mining	0.0	*
Beverages	0.0	*
Engineering & Construction	0.0	*
Options Purchased	0.0	*
Forest Products & Paper	0.0	*
Machinery-Diversified	0.0	*
Biotechnology	0.0	*
Capital Markets	0.0	*
Home Furnishings	0.0	*
Housewares	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	101.3
Option Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

82

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$5,122,884	*	Due from/to broker-variation margin swaps	$676,130	*
Credit contracts	Premiums paid for OTC swap agreements	890,011		Premiums received for OTC swap agreements	1,289,652
Credit contracts	—	—		Options written outstanding, at value	431,301
Credit contracts	Unrealized appreciation on OTC swap agreements	4,396,254		Unrealized depreciation on OTC swap agreements	5,481,517
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	761		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,602,895		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,193,565
Interest rate contracts	Due from/to broker-variation margin futures	11,345,793	*	Due from/to broker-variation margin futures	5,153,993	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,438,156	*	Due from/to broker-variation margin swaps	8,447,455	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	385
Interest rate contracts	Unaffiliated investments	461,753		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,012		Unrealized depreciation on OTC swap agreements	52,494

		$32,259,519			$24,726,492

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(13,788,328)
Foreign exchange contracts	—	—	—	676,449	—
Interest rate contracts	(43,940)	(6,050,836)	3,213,132	—	(55,512,666)

Total	$(43,940)	$(6,050,836)	$3,213,132	$676,449	$(69,300,994)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$15,203	$(338,099)	$—	$—	$3,202,165
Foreign exchange contracts	—	—	—	1,851,568	—
Interest rate contracts	177,198	(11,604)	7,640,969	—	31,727,656

Total	$192,401	$(349,703)	$7,640,969	$1,851,568	$34,929,821

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$26,041	$118,479,820	$412,839,607	$395,746,865	$97,027,997

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$190,825,539	$1,073,887	$917,672,478	$183,991,165

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)
$356,143,601	$2,148,000	$162,333

See Notes to Financial Statements.

84

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$40,852,866	$(40,852,866)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$554,469	$(505,876)	$48,593	$(48,593)	$—
Barclays Bank PLC	3,922,878	(4,261,136)	(338,258)	—	(338,258)
BNP Paribas S.A.	318,712	(713,582)	(394,870)	394,870	—
Citibank, N.A.	1,498,787	(1,942,688)	(443,901)	159,756	(284,145)
Citigroup Global Markets, Inc.	—	(282,478)	(282,478)	—	(282,478)
Credit Suisse International	194,395	(189,275)	5,120	—	5,120
Deutsche Bank AG	21,524	(26,510)	(4,986)	—	(4,986)
Goldman Sachs International	228,510	(93,083)	135,427	(135,427)	—
HSBC Bank USA, N.A.	380,537	(456,554)	(76,017)	—	(76,017)
JPMorgan Chase Bank, N.A.	939,411	(809,843)	129,568	(129,568)	—
Morgan Stanley & Co. International PLC	1,262,812	(1,087,780)	175,032	(175,032)	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
The Toronto-Dominion Bank	$7,150	$(55,021)	$(47,871)	$41,642	$(6,229)
UBS AG	23,501	(25,088)	(1,587)	—	(1,587)

	$9,352,686	$(10,448,914)	$(1,096,228)	$107,648	$(988,580)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

86

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $40,852,866:
Unaffiliated investments (cost $1,866,969,341)	$1,849,505,354
Affiliated investments (cost $110,352,476)	110,376,051
Cash	2,885,929
Foreign currency, at value (cost $2,304,288)	2,321,078
Receivable for Fund shares sold	13,640,456
Dividends and interest receivable	12,049,785
Unrealized appreciation on OTC swap agreements	4,397,266
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,602,895
Receivable for investments sold	2,178,469
Premiums paid for OTC swap agreements	890,011
Due from broker—variation margin swaps	190,348
Unrealized appreciation on OTC cross currency exchange contracts	761
Prepaid expenses	3,431

Total Assets	2,002,041,834

Liabilities
Payable to broker for collateral for securities on loan	41,348,676
Payable for Fund shares reacquired	12,595,268
Unrealized depreciation on OTC swap agreements	5,534,011
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,193,565
Premiums received for OTC swap agreements	1,290,037
Payable for investments purchased	1,035,687
Due to broker—variation margin futures	598,275
Options written outstanding, at value (proceeds received $29,000)	431,301
Management fee payable	407,357
Accrued expenses and other liabilities	221,483
Dividends payable	72,408
Distribution fee payable	60,570
Affiliated transfer agent fee payable	10,845

Total Liabilities	66,799,483

Net Assets	$1,935,242,351

Net assets were comprised of:
Common stock, at par	$209,221
Paid-in capital in excess of par	2,022,044,665
Total distributable earnings (loss)	(87,011,535)

Net assets, April 30, 2020	$1,935,242,351

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	87

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($169,376,376 ÷ 18,348,599 shares of common stock issued and outstanding)	$9.23
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.44

Class C
Net asset value, offering price and redemption price per share,
($31,656,161 ÷ 3,427,466 shares of common stock issued and outstanding)	$9.24

Class Z
Net asset value, offering price and redemption price per share,
($976,172,224 ÷ 105,365,672 shares of common stock issued and outstanding)	$9.26

Class R6
Net asset value, offering price and redemption price per share,
($758,037,590 ÷ 82,079,581 shares of common stock issued and outstanding)	$9.24

See Notes to Financial Statements.

88

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$29,555,274
Affiliated dividend income	714,156
Affiliated income from securities lending, net	71,166
Unaffiliated dividend income (net of $62 foreign withholding tax)	3,685

Total income	30,344,281

Expenses
Management fee	3,041,936
Distribution fee(a)	347,415
Transfer agent’s fees and expenses (including affiliated expense of $25,095)(a)	400,504
Custodian and accounting fees	155,716
Registration fees(a)	127,134
Shareholders’ reports	97,770
Audit fee	31,756
SEC registration fees	30,898
Directors’ fees	18,071
Legal fees and expenses	12,843
Miscellaneous	15,563

Total expenses	4,279,606
Less: Fee waiver and/or expense reimbursement(a)	(513,031)

Net expenses	3,766,575

Net investment income (loss)	26,577,706

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(55,455))	3,743,317
Futures transactions	3,213,132
Forward and cross currency contract transactions	676,449
Options written transactions	(6,050,836)
Swap agreement transactions	(69,300,994)
Foreign currency transactions	(361,935)

(68,080,867)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $17,267)	(51,223,497)
Futures	7,640,969
Forward and cross currency contracts	1,851,568
Options written	(349,703)
Swap agreements	34,929,821
Foreign currencies	(67,701)

(7,218,543)

Net gain (loss) on investment and foreign currency transactions	(75,299,410)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(48,721,704)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	89

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	196,029	151,386	—	—
Transfer agent’s fees and expenses	40,151	11,094	347,463	1,796
Registration fees	23,642	17,761	42,787	42,944
Fee waiver and/or expense reimbursement	(34,834)	(6,758)	(253,669)	(217,770)

See Notes to Financial Statements.

90

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,577,706	$42,670,842
Net realized gain (loss) on investment and foreign currency transactions	(68,080,867)	36,625,959
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,218,543)	4,487,422

Net increase (decrease) in net assets resulting from operations	(48,721,704)	83,784,223

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,442,737)	(3,103,985)
Class C	(757,593)	(606,658)
Class Z	(25,403,320)	(20,655,954)
Class R6	(24,213,126)	(26,573,908)

	(54,816,776)	(50,940,505)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	907,392,756	1,109,296,956
Net asset value of shares issued in reinvestment of dividends and distributions	54,540,708	50,771,016
Cost of shares reacquired	(560,579,573)	(521,398,724)

Net increase (decrease) in net assets from Fund share transactions	401,353,891	638,669,248

Total increase (decrease)	297,815,411	671,512,966

Net Assets:
Beginning of period	1,637,426,940	965,913,974

End of period	$1,935,242,351	$1,637,426,940

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	91

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

92

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable

PGIM Short Duration Multi-Sector Bond Fund	93

Notes to Financial Statements (unaudited) (continued)

market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

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Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment

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Notes to Financial Statements (unaudited) (continued)

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

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transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

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Notes to Financial Statements (unaudited) (continued)

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include

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Notes to Financial Statements (unaudited) (continued)

upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

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Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

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Notes to Financial Statements (unaudited) (continued)

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and

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currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective December 13, 2019, the management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.32% of the Fund’s average daily net assets up to $5 billion and 0.31% of the average daily net assets over $5 billion. Prior to December 13, 2019, the management fee paid to the Manager was accrued daily and payable monthly at an annual rate of 0.39% of the Fund’s average daily net assets up to $5 billion and 0.38% of the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.33% for the reporting period ended April 30, 2020.

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Notes to Financial Statements (unaudited) (continued)

Effective December 1, 2019, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.39% of average daily net assets for Class Z shares and 0.32% of average daily net assets for Class R6 shares. Prior to December 1, 2019, the Manager had contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.50% of average daily net assets for Class Z shares and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2020, PIMS received $281,900 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $31,284 and $11,122 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

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PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $409,043,229 and $267,776,817, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

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Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$47,195,575	$519,014,596	$497,235,703	$—	$—	$68,974,468	68,974,468	$714,156

PGIM Institutional Money Market Fund*
45,958,553	110,609,079	115,127,861	17,267	(55,455)	41,401,583	41,409,865	71,166	**

$93,154,128	$629,623,675	$612,363,564	$17,267	$(55,455)	$110,376,051		$785,322

*	The Funds did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$1,985,203,759

Gross Unrealized Appreciation	80,527,532
Gross Unrealized Depreciation	(98,778,612)

Net Unrealized Depreciation	$(18,251,080)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

106

Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.9 billion shares of common stock, $0.001 par value per share, 650 million of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	100,000,000
Class C	25,000,000
Class Z	200,000,000
Class T	25,000,000
Class R6	300,000,000

The Fund currently does not have any Class T shares outstanding.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	81%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	9,352,657	$89,815,374
Shares issued in reinvestment of dividends and distributions	465,930	4,436,764
Shares reacquired	(4,381,772)	(41,280,770)

Net increase (decrease) in shares outstanding before conversion	5,436,815	52,971,368
Shares issued upon conversion from other share class(es)	164,352	1,579,421
Shares reacquired upon conversion into other share class(es)	(162,546)	(1,552,594)

Net increase (decrease) in shares outstanding	5,438,621	$52,998,195

Year ended October 31, 2019:
Shares sold	8,640,462	$83,203,109
Shares issued in reinvestment of dividends and distributions	322,021	3,097,019
Shares reacquired	(2,235,651)	(21,486,301)

Net increase (decrease) in shares outstanding before conversion	6,726,832	64,813,827
Shares issued upon conversion from other share class(es)	277,072	2,678,379
Shares reacquired upon conversion into other share class(es)	(1,264,280)	(12,163,848)

Net increase (decrease) in shares outstanding	5,739,624	$55,328,358

PGIM Short Duration Multi-Sector Bond Fund	107

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	1,124,700	$10,749,376
Shares issued in reinvestment of dividends and distributions	79,117	755,412
Shares reacquired	(541,874)	(5,094,163)

Net increase (decrease) in shares outstanding before conversion	661,943	6,410,625
Shares reacquired upon conversion into other share class(es)	(29,407)	(282,480)

Net increase (decrease) in shares outstanding	632,536	$6,128,145

Year ended October 31, 2019:
Shares sold	1,624,587	$15,593,037
Shares issued in reinvestment of dividends and distributions	62,943	605,147
Shares reacquired	(652,080)	(6,267,440)

Net increase (decrease) in shares outstanding before conversion	1,035,450	9,930,744
Shares reacquired upon conversion into other share class(es)	(92,565)	(890,487)

Net increase (decrease) in shares outstanding	942,885	$9,040,257

Class Z
Six months ended April 30, 2020:
Shares sold	65,368,501	$621,807,922
Shares issued in reinvestment of dividends and distributions	2,631,243	25,137,855
Shares reacquired	(38,225,649)	(357,368,620)

Net increase (decrease) in shares outstanding before conversion	29,774,095	289,577,157
Shares issued upon conversion from other share class(es)	167,563	1,606,760
Shares reacquired upon conversion into other share class(es)	(163,191)	(1,573,288)

Net increase (decrease) in shares outstanding	29,778,467	$289,610,629

Year ended October 31, 2019:
Shares sold	64,365,824	$620,030,019
Shares issued in reinvestment of dividends and distributions	2,128,559	20,555,202
Shares reacquired	(26,230,603)	(253,023,683)

Net increase (decrease) in shares outstanding before conversion	40,263,780	387,561,538
Shares issued upon conversion from other share class(es)	1,283,449	12,391,471
Shares reacquired upon conversion into other share class(es)	(277,732)	(2,695,777)

Net increase (decrease) in shares outstanding	41,269,497	$397,257,232

108

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	19,416,247	$185,020,084
Shares issued in reinvestment of dividends and distributions	2,538,709	24,210,677
Shares reacquired	(16,684,787)	(156,836,020)

Net increase (decrease) in shares outstanding before conversion	5,270,169	52,394,741
Shares issued upon conversion from other share class(es)	36,174	345,294
Shares reacquired upon conversion into other share class(es)	(12,914)	(123,113)

Net increase (decrease) in shares outstanding	5,293,429	$52,616,922

Year ended October 31, 2019:
Shares sold	40,706,958	$390,470,791
Shares issued in reinvestment of dividends and distributions	2,757,313	26,513,648
Shares reacquired	(24,978,738)	(240,621,300)

Net increase (decrease) in shares outstanding before conversion	18,485,533	176,363,139
Shares issued upon conversion from other share class(es)	76,883	743,615
Shares reacquired upon conversion into other share class(es)	(6,585)	(63,353)

Net increase (decrease) in shares outstanding	18,555,831	$177,043,401

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
*Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM Short Duration Multi-Sector Bond Fund	109

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may

110

lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets,

PGIM Short Duration Multi-Sector Bond Fund	111

Notes to Financial Statements (unaudited) (continued)

including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

112

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72	$9.50	$9.72	$9.68	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.28	0.22	0.20	0.23	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)	0.28	(0.18)	0.07	0.05	(0.14)
Total from investment operations	(0.20)	0.56	0.04	0.27	0.28	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.34)	(0.26)	(0.23)	(0.23)	(0.41)
Tax return of capital distributions	-	-	-	-	(0.02)	-
Distributions from net realized gains	(0.12)	-	-	-	-	-
Total dividends and distributions	(0.29)	(0.34)	(0.26)	(0.23)	(0.25)	(0.41)
Net asset value, end of period	$9.23	$9.72	$9.50	$9.72	$9.68	$9.65
Total Return(b):	(2.17)%	6.01%	0.38%	2.85%	3.00%	0.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$169,376	$125,539	$68,089	$25,392	$11,175	$5,797
Average net assets (000)	$157,685	$89,724	$51,957	$15,175	$8,868	$2,412
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.66% (f)	0.77%	0.82%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.70% (f)	0.82%	0.91%	1.16%	1.26%	1.49%
Net investment income (loss)	2.65% (f)	2.86%	2.34%	2.08%	2.35%	2.18%
Portfolio turnover rate(g)	23%	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	113

Financial Highlights (unaudited)(continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.73	$9.50	$9.72	$9.69	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.20	0.15	0.13	0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)	0.29	(0.19)	0.06	0.06	(0.15)
Total from investment operations	(0.24)	0.49	(0.04)	0.19	0.22	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.18)	(0.16)	(0.16)	(0.33)
Tax return of capital distributions	-	-	-	-	(0.02)	-
Distributions from net realized gains	(0.12)	-	-	-	-	-
Total dividends and distributions	(0.25)	(0.26)	(0.18)	(0.16)	(0.18)	(0.33)
Net asset value, end of period	$9.24	$9.73	$9.50	$9.72	$9.69	$9.65
Total Return(b):	(2.57)%	5.24%	(0.40)%	1.98%	2.34%	(0.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,656	$27,197	$17,597	$10,471	$8,634	$5,728
Average net assets (000)	$30,444	$22,711	$14,381	$9,001	$7,900	$2,495
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.52% (e)	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.56% (e)	1.68%	1.86%	1.99%	2.02%	2.26%
Net investment income (loss)	1.82% (e)	2.05%	1.54%	1.36%	1.61%	1.42%
Portfolio turnover rate(f)	23%	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

114

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76	$9.53	$9.75	$9.69	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.30	0.26	0.22	0.25	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	0.30	(0.19)	0.10	0.07	(0.15)
Total from investment operations	(0.20)	0.60	0.07	0.32	0.32	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.37)	(0.29)	(0.26)	(0.25)	(0.43)
Tax return of capital distributions	-	-	-	-	(0.03)	-
Distributions from net realized gains	(0.12)	-	-	-	-	-
Total dividends and distributions	(0.30)	(0.37)	(0.29)	(0.26)	(0.28)	(0.43)
Net asset value, end of period	$9.26	$9.76	$9.53	$9.75	$9.69	$9.65
Total Return(b):	(2.14)%	6.39%	0.69%	3.30%	3.36%	0.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$976,172	$737,632	$327,029	$75,355	$45,189	$6,863
Average net assets (000)	$863,442	$552,598	$212,606	$37,657	$14,060	$4,575
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.41% (e)	0.50%	0.51%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.47% (e)	0.56%	0.63%	0.81%	1.02%	1.20%
Net investment income (loss)	2.92% (e)	3.14%	2.70%	2.26%	2.51%	2.48%
Portfolio turnover rate(f)	23%	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	115

Financial Highlights (unaudited)(continued)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.73	$9.50	$9.72	$9.69	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.31	0.26	0.23	0.25	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)	0.30	(0.19)	0.06	0.07	(0.16)
Total from investment operations	(0.19)	0.61	0.07	0.29	0.32	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.38)	(0.29)	(0.26)	(0.25)	(0.43)
Tax return of capital distributions	-	-	-	-	(0.03)	-
Distributions from net realized gains	(0.12)	-	-	-	-	-
Total dividends and distributions	(0.30)	(0.38)	(0.29)	(0.26)	(0.28)	(0.43)
Net asset value, end of period	$9.24	$9.73	$9.50	$9.72	$9.69	$9.65
Total Return(b):	(2.00)%	6.52%	0.78%	3.00%	3.37%	0.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$758,038	$747,059	$553,199	$266,398	$79,420	$87,644
Average net assets (000)	$775,382	$682,527	$386,281	$175,232	$83,676	$87,488
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.33% (e)	0.39%	0.42%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.39% (e)	0.45%	0.51%	0.70%	0.92%	0.97%
Net investment income (loss)	3.03% (e)	3.26%	2.74%	2.34%	2.62%	2.51%
Portfolio turnover rate(f)	23%	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

116

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Short Duration Multi-Sector Bond Fund	117

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX
CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 17, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 17, 2020